MAXIM SERIES FUND, INC.

Maxim Money Market Portfolio Ticker: MXMXX	Maxim Lifetime 2015 Portfolio I Class T Ticker: MXLTX Class T1 Ticker: MXLUX
Maxim Short Duration Bond Portfolio Ticker: MXSDX	Maxim Lifetime 2015 Portfolio II Class T Ticker: MXLVX Class T1 Ticker: MXLWX
Maxim U.S. Government Mortgage Securities Portfolio (formerly Maxim U.S. Government Securities Portfolio) Ticker: MXGMX	Maxim Lifetime 2015 Portfolio III Class T Ticker: MXLYX Class T1 Ticker: MXLZX
Maxim Federated Bond Portfolio Ticker: MXFDX	Maxim Lifetime 2025 Portfolio I Class T Ticker: MXALX Class T1 Ticker: MXBLX
Maxim Bond Index Portfolio Ticker: MXBIX	Maxim Lifetime 2025 Portfolio II Class T Ticker: MXCLX Class T1 Ticker: MXDLX
Maxim Loomis Sayles Bond Portfolio Ticker: MXLMX	Maxim Lifetime 2025 Portfolio III Class T Ticker: MXELX Class T1 Ticker: MXFLX
Maxim Putnam High Yield Bond Portfolio (formerly Maxim High Yield Bond Portfolio) Ticker: MXHYX	Maxim Lifetime 2035 Portfolio I Class T Ticker: MXGLX Class T1 Ticker: MXHLX
Maxim Global Bond Portfolio Ticker: MXGBX	Maxim Lifetime 2035 Portfolio II Class T Ticker: MXILX Class T1 Ticker: MXJLX
Maxim Loomis Sayles Small-Cap Value Portfolio Ticker: MXLSX	Maxim Lifetime 2035 Portfolio III Class T Ticker: MXKLX Class T1 Ticker: MXLLX
Maxim Small-Cap Value Portfolio Ticker: MXSVX	Maxim Lifetime 2045 Portfolio I Class T Ticker: MXMLX Class T1 Ticker: MXNLX
Maxim Ariel Small-Cap Value Portfolio Ticker: MXSCX	Maxim Lifetime 2045 Portfolio II Class T Ticker: MXOLX Class T1 Ticker: MXPLX
Maxim Index 600 Portfolio Ticker: MXISX	Maxim Lifetime 2045 Portfolio III Class T Ticker: MXQLX Class T1 Ticker: MXRLX
Maxim Small-Cap Growth Portfolio Ticker: MXSGX	Maxim Lifetime 2055 Portfolio I Class T Ticker: MXSLX Class T1 Ticker: MXTLX
Maxim MidCap Value Portfolio Ticker: MXMVX	Maxim Lifetime 2055 Portfolio II Class T Ticker: MXULX Class T1 Ticker: MXVLX
Maxim Ariel MidCap Value Portfolio Ticker: MXMCX	Maxim Lifetime 2055 Portfolio III Class T Ticker: MXWLX Class T1 Ticker: MXXLX
Maxim T. Rowe Price MidCap Growth Portfolio Ticker: MXMGX	Maxim SecureFoundationSM Lifetime 2015 Portfolio Class G Ticker: MXSJX Class G1 Ticker: MXSKX
Maxim S&P MidCap 400® Index Portfolio Initial Class Ticker: MXMDX	Maxim SecureFoundationSM Lifetime 2020 Portfolio Class G Ticker: MXSMX Class G1 Ticker: MXSPX
Maxim T. Rowe Price Equity/Income Portfolio Ticker: MXEQX	Maxim SecureFoundationSM Lifetime 2025 Portfolio Class G Ticker: MXSNX Class G1 Ticker: MXSOX
Maxim Stock Index Portfolio Ticker: MXSIX	Maxim SecureFoundationSM Lifetime 2030 Portfolio Class G Ticker: MXSQX Class G1 Ticker: MXASX

Maxim S&P 500® Index Portfolio Ticker: MXVIX	Maxim SecureFoundationSM Lifetime 2035 Portfolio Class G Ticker: MXSRX Class G1 Ticker: MXSSX

Maxim Janus Large Cap Growth Portfolio Ticker: MXLGX	Maxim SecureFoundationSM Lifetime 2040 Portfolio Class G Ticker: MXDSX Class G1 Ticker: MXESX
Maxim MFS International Value Portfolio (formerly Maxim Bernstein International Equity Portfolio) Ticker: MXIVX	Maxim SecureFoundationSM Lifetime 2045 Portfolio Class G Ticker: MXSTX Class G1 Ticker: MXSWX
Maxim Invesco ADR Portfolio Ticker: MXIAX	Maxim SecureFoundationSM Lifetime 2050 Portfolio Class G Ticker: MXFSX Class G1 Ticker: MXHSX
Maxim MFS International Growth Portfolio Ticker: MXIGX	Maxim SecureFoundationSM Lifetime 2055 Portfolio Class G Ticker: MXSYX Class G1 Ticker: MXSZX
Maxim International Index Portfolio Initial Class Ticker: MXINX	Maxim SecureFoundationSM Balanced Portfolio Class G Ticker: MXSBX Class G1 Ticker: MXSHX
Maxim Conservative Profile I Portfolio Ticker: MXVPX	Maxim Conservative Profile II Portfolio Ticker: MXCPX
Maxim Moderately Conservative Profile I Portfolio Ticker: MXTPX	Maxim Moderately Conservative Profile II Portfolio Ticker: MXDPX
Maxim Moderate Profile I Portfolio Ticker: MXOPX	Maxim Moderate Profile II Portfolio Ticker: MXMPX
Maxim Moderately Aggressive Profile I Portfolio Ticker: MXRPX	Maxim Moderately Aggressive Profile II Portfolio Ticker: MXBPX
Maxim Aggressive Profile I Portfolio Ticker: MXPPX	Maxim Aggressive Profile II Portfolio Ticker: MXAPX

(the “Portfolio(s)”)

8515 East Orchard Road

Greenwood Village, CO 80111

(866) 831-7129

This Prospectus describes 60 Portfolios. Each Portfolio is a series of Maxim Series Fund, Inc. (the “Fund”), an open-end management investment company. Each Portfolio operates as a separate mutual fund and has its own investment objectives and strategies. GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), serves as investment adviser to each of the Portfolios. Several of the Portfolios are managed on a day-to-day basis by “Sub-Advisers” hired by MCM.

The Fund may sell Portfolio shares to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (“variable insurance contracts”), to individual retirement account (“IRA”) custodians or trustees, and to plan sponsors of qualified retirement plans. The Fund may also sell certain Portfolio shares to asset allocation portfolios described in this Prospectus and to college savings programs. Therefore, you cannot purchase shares of the Portfolios directly; rather you must own a variable insurance contract or IRA or participate in a qualified retirement plan or college savings program that makes one or more of the Portfolios available for investment.

If you purchase shares of Maxim SecureFoundationSM Lifetime 2015, Maxim SecureFoundationSM Lifetime 2020, Maxim SecureFoundationSM Lifetime 2025, Maxim SecureFoundationSM Lifetime 2030, Maxim SecureFoundationSM Lifetime 2035, Maxim SecureFoundationSM Lifetime 2040, Maxim SecureFoundationSM Lifetime 2045, Maxim SecureFoundationSM Lifetime 2050, Maxim SecureFoundationSM Lifetime 2055 or Maxim SecureFoundationSM Balanced Portfolio, you are required to purchase a Guaranteed Lifetime Withdrawal Benefit (the “Guarantee”) provided under a fixed deferred annuity contract issued by GWL&A. The Guarantee provides guaranteed income for the life of a designated person(s), provided all conditions are met. For more information about the Guarantee, please see the “More Information About the Portfolios” section of this Prospectus.

This Prospectus contains important information about each Portfolio that you should consider before investing. Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

The date of this Prospectus is December 31, 2010

Portfolio Summaries

Maxim Money Market Portfolio

Investment Objective

The Portfolio’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and liquidity.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.46%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.46%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$47	$148	$258	$579

Principal Investment Strategies

As a money market fund, the Portfolio seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Portfolio will invest in short-term securities that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including U.S. Treasury obligations, backed by the full faith and credit of the U.S. Government, and securities of agencies of the U.S. Government including, but not limited to, the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and the Federal Home Loan Bank that carry no government guarantees.

The Portfolio will invest in securities that are only denominated in U.S. Dollars and in securities with a weighted average maturity of less than 90 days. Effective June 30, 2010, the Portfolio must maintain a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted average life to maturity of no more than 120 days.

The Portfolio will invest in high-quality, short-term debt securities. These securities will have a rating in one of the two highest rating categories for short-term debt obligations by at least one nationally recognized statistical rating organization such as Moody’s Investor Services, Inc. or Standard & Poor’s Corporation (or unrated securities of comparable quality).

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Possible Loss of Money - An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible your shares could be worth less than $1.00 per share when you sell them.

Stable NAV Risk - The Portfolio may not be able to maintain an NAV per share of $1.00 at all times. Shareholders of the Portfolio should not rely on or expect MCM or an affiliate to purchase distressed assets from the Portfolio, make capital infusions into the Portfolio, enter into capital support agreements with the Portfolio, or take other actions to help the Portfolio maintain a stable $1.00 share price.

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can be affected by changes in its credit quality rating or its issuer’s financial conditions. An issuer may default on its obligations to pay principal and/or interest.

U.S. Government Securities Risk - Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk - Securities issued by U.S. government-sponsored or chartered enterprises, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Lone Banks, are not issued or guaranteed by the U.S. Treasury.

Other Risks - When the Portfolio is extensively invested in securities with high credit quality such as instruments issued by the U.S. Government or its agencies, its yield may be lower than the yield would be if the Portfolio were more extensively invested in other types of money market instruments.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2000	1.55%
Worst Quarter	June 2009	0.00%

Average Annual Total Returns for Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Money Market Portfolio	0.01%	2.77%	2.67%

Yield

Yield and effective yield will fluctuate and may not provide a basis for comparison with bank deposits, other mutual funds or other investments which are insured or pay a fixed yield for a stated period of time. Yields are based on past results and are not an indication of future performance. The yield figures include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

As of December 31, 2009, the Portfolio’s 7-day yield and its effective yield were:

7-Day Yield	Effective Yield
0.00%	0.00%

Investment Adviser

MCM

Portfolio Manager

Catherine S. Tocher, CFA, Senior Vice President, Investments, MCM. Ms. Tocher has managed the Portfolio since 2000.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Short Duration Bond Portfolio

Investment Objective

The Portfolio’s investment objective is to seek maximum total return that is consistent with preservation of capital and liquidity.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.60%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year ended December 31, 2009, the Portfolio’s turnover rate was 56.49% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade bonds. The Portfolio will select securities based on relative value, maturity, quality and sector. The Portfolio will maintain an actively managed portfolio of bonds selected from several categories, including U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, asset-backed securities, and corporate bonds. The Portfolio will maintain an average duration between one and three years based on the portfolio manager’s forecast for interest rates. The Portfolio may invest up to 20% its net assets in securities of below investment grade quality (“high yield/high risk” or “junk”) bonds.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can be affected by changes in its credit quality rating or its issuer’s financial conditions. An issuer may default on its obligations to pay principal and/or interest.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Prepayment Risk - When homeowners prepay their mortgages in response to lower interest rates, the Portfolio may be require to reinvest proceeds at the lower interest rates then available.

U.S. Government Securities Risk - Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk - Securities issued by U.S. government-sponsored or chartered enterprises, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Lone Banks, are not issued or guaranteed by the U.S. Treasury.

High Yield Risk - High-yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2001	3.73%
Worst Quarter	June 2004	-1.53%

Average Annual Total Returns for Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Short Duration Bond Portfolio	10.02%	4.65%	4.98%
Barclays Capital 1-3 Year Credit Bond Index (reflects no deduction for fees, expenses or taxes)	11.59%	4.81%	5.45%

Investment Adviser

MCM

Portfolio Manager

Catherine S. Tocher, CFA, Senior Vice President, Investments, MCM. Ms. Tocher has managed the Portfolio since 2003.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim U.S. Government Mortgage Securities Portfolio

(formerly Maxim U.S. Government Securities Portfolio)

Investment Objective

The Portfolio’s investment objective is to seek the highest level of return consistent with preservation of capital and substantial credit protection.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.60%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year ended December 31, 2009, the Portfolio’s turnover rate was 54.24% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in mortgage-related securities that have been issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Portfolio will invest in private mortgage pass-through securities and collateralized mortgage obligations (CMOs). CMOs may be issued by private issuers and collateralized by securities issued or guaranteed by (i) the U.S. Government, (ii) agencies or instrumentalities of the U.S. Government, or (iii) private originators. The Portfolio may invest in commercial mortgage-backed securities, asset-backed securities, and investment grade corporate bonds.

The Portfolio will focus on relative value of the security by analyzing the current and expected level of interest rates, and current and historical asset yields versus treasury yields. The Portfolio may invest in mortgage dollar rolls with up to 20% of its net assets. In a mortgage dollar roll transaction, the Portfolio sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (the same type, issuer, term and coupon) on a specified future date from the same party.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can be affected by changes in its credit quality rating or its issuer’s financial conditions. An issuer may default on its obligations to pay principal and/or interest.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Prepayment Risk - When homeowners prepay their mortgages in response to lower interest rates, the Portfolio may be require to reinvest proceeds at the lower interest rates then available.

U.S. Government Securities Risk - Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk - Securities issued by U.S. government-sponsored or chartered enterprises, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Lone Banks, are not issued or guaranteed by the U.S. Treasury.

Mortgage Dollar Roll Risk - Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities. These transactions involve the risk that the portfolio manager will not correctly predict mortgage prepayments and interest rates, which will diminish the Portfolio’s performance. These transactions may increase the Portfolio’s portfolio turnover rate.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	March 2001	4.70%
Worst Quarter	June 2004	-2.07%

Average Annual Total Returns for Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim U.S. Government Mortgage Securities Portfolio	6.01%	5.09%	5.88%
Barclays Capital U.S. MBS Index (reflects no deduction for fees, expenses or taxes)	5.89%	5.78%	6.46%
Barclays Capital U.S. Government Index (reflects no deduction for fees, expenses or taxes)	-2.20%	4.87%	6.17%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	6.33%

Investment Adviser

MCM

Portfolio Manager

Catherine S. Tocher, CFA, Senior Vice President, Investments, MCM. Ms. Tocher has managed the Portfolio since 1993.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Federated Bond Portfolio

Investment Objective

The Portfolio’s investment objective is to seek to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.70%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$72	$224	$390	$871

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year ended December 31, 2009, the Portfolio’s turnover rate was 35.56% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest primarily in a diversified portfolio of investment grade fixed-income securities at the time of purchase, including mortgage-backed securities, corporate debt securities and U.S. government obligations. A portion of the Portfolio may also be invested in foreign investment-grade debt securities and domestic or foreign non-investment-grade securities. Domestic non-investment-grade debt securities include both convertible and high-yield corporate debt securities. Foreign governments or corporations in either emerging or developed market countries issue foreign non-investment-grade and foreign investment-grade debt securities. The foreign debt securities in which the Portfolio may invest may be denominated in either foreign currency or in U.S. Dollars. The Portfolio may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy.

The Portfolio may allocate relatively more of its holdings to a sector that the portfolio manager expects to offer the best balance between total return and risk. The Portfolio will provide the appreciation component of total return by selecting those securities whose prices will, in the portfolio manager’s opinion, benefit from anticipated changes in economic and market conditions. The portfolio manager may lengthen or shorten duration from time to time based on the portfolio manager’s interest rate outlook; however, the Portfolio has no set duration parameters.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can be affected by changes in its credit quality rating or its issuer’s financial conditions. An issuer may default on its obligations to pay principal and/or interest.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of the Portfolio.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Prepayment Risk - When homeowners prepay their mortgages in response to lower interest rates, the Portfolio may be require to reinvest proceeds at the lower interest rates then available.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

High Yield Risk - High-yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds.

U.S. Government Securities Risk - Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk - Securities issued by U.S. government-sponsored or chartered enterprises, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Lone Banks, are not issued or guaranteed by the U.S. Treasury.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2009	5.41%
Worst Quarter	June 2004	-2.34%

Average Annual Total Returns for Periods Ended December 31, 2009

	One Year	Five Years	Since Inception (5/01/2003)
Maxim Federated Bond Portfolio	13.07%	5.50%	4.59%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	4.41%

Investment Adviser

MCM

Sub-Adviser

Federated Investment Management Company

Portfolio Managers

Name	Title	Length of Service as Manager of Portfolio
Robert J. Ostrowski	Executive Vice President/Chief Investment Officer, Domestic and International Government and Corporate Bond Groups	2003
Christopher J. Smith	Vice President and Senior Portfolio Manager	2006
Roberto Sanchez-Dahl*	Vice President and Portfolio Manager	2010
Mark E. Durbiano**	Senior Vice President and Senior Portfolio Manager	2005

*Mr. Sanchez-Dahl is a portfolio manager with respect to the emerging markets portion of the Portfolio.

**Mr. Durbiano is a portfolio manager with respect to the high-yield portion of the Portfolio.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Bond Index Portfolio

Investment Objective

The Portfolio’s investment objective is to seek investment results that track the total return of the debt securities that comprise the Barclays Capital U.S. Aggregate Bond Index (the “Barclays Bond Index”).

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.50%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year ended December 31, 2009, the Portfolio’s turnover rate was 34.23% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of the Barclays Bond Index and, using sampling techniques, a portfolio of securities designed to give the Portfolio the relevant comparable attributes of the Barclays Bond Index. This may be accomplished through a combination of debt securities ownership and owning futures contracts on the Barclays Bond Index and options on futures contracts.

The Barclays Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Index Risk - It is possible the Barclays Bond Index may perform unfavorably and/or underperform the market as a whole.

Tracking Error Risk - The Portfolio may not be able to precisely track the performance of the Barclays Bond Index.

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can be affected by changes in its credit quality rating or its issuer’s financial conditions. An issuer may default on its obligations to pay principal and/or interest.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

U.S. Government Securities Risk - Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk - Securities issued by U.S. government-sponsored or chartered enterprises, such as the Federal Home Loan Mortgage Corporation, the Federal National

Mortgage Association, and the Federal Home Lone Banks, are not issued or guaranteed by the U.S. Treasury.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	December 2008	5.28%
Worst Quarter	June 2004	-2.76%

Average Annual Total Returns for Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Bond Index Portfolio	6.18%	5.03%	5.97%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	6.33%

Investment Adviser

MCM

Portfolio Manager

Catherine S. Tocher, CFA, Senior Vice President, Investments, MCM. Ms. Tocher has managed the Portfolio since 2004.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,”

“Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Loomis Sayles Bond Portfolio

Investment Objective

The Portfolio’s investment objective is to seek high total investment return through a combination of current income and capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.90%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$92	$287	$498	$1,108

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year ended December 31, 2009, the Portfolio’s turnover rate was 28.54% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The Portfolio will focus on good relative value based on the credit outlook of the issuer, good structural fit within the objectives and constraints of the Portfolio, and maximum total return potential.

The Portfolio may invest up to 20% in preferred stock and convertible preferred stock. It may invest up to 20% of its total assets in foreign securities; however, securities of Canadian issuers and securities issued by supranational agencies (e.g., the World Bank) are not subject to this 20% limitation. It may also invest up to 35% of its total assets in securities of below investment grade quality (“high yield/high risk” or “junk”) bonds.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can be affected by changes in its credit quality rating or its issuer’s financial conditions. An issuer may default on its obligations to pay principal and/or interest.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Preferred Stock Risk - Preferred stocks are subject to interest rate risk and credit risk.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of the Portfolio.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

High Yield Risk - High-yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	16.02%
Worst Quarter	December 2008	-11.90%

Average Annual Total Returns for Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Loomis Sayles Bond Portfolio	38.46%	6.18%	8.79%
Merrill Lynch Corporate/Government Index (reflects no deduction for fees, expenses or taxes)	4.84%	4.67%	6.30%

Investment Adviser

MCM

Sub-Adviser

Loomis, Sayles & Company, L.P.

Portfolio Manager

Daniel J. Fuss, CFA and CIC, Executive Vice President and Vice Chairman, Loomis, Sayles & Company, L.P. Mr. Fuss has managed the Portfolio since 1994.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Putnam High Yield Bond Portfolio

(formerly Maxim High Yield Bond Portfolio)

Investment Objective

The Portfolio’s investment objective is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	1.10%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$112	$350	$606	$1,340

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year ended December 31, 2009, the Portfolio’s turnover rate was 141.60% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of investing in the Portfolio:

The Portfolio will, under normal circumstances, invest a minimum of 80% of its total assets in publicly registered high yield/high risk (i.e., “junk” or rated below investment grade) corporate fixed income securities (fixed or floating rate securities), which may include zero-coupon bonds, convertible securities, preferred stock, pay-in-kind bonds as well as “toggle bonds” (issuers option to pay in kind). Up to 25% of the Portfolio’s total assets may be invested in non-corporate debt securities. Up to 20% of the total assets of the Portfolio may be invested in equity securities, including convertible preferred stock, common stock, and warrants.

High yield bonds are debt securities that are rated below investment grade (for example, rated below BBB by Standard & Poor’s or below Baa by Moody’s Investors Service) or have an equivalent rating by a nationally recognized statistical rating organization. Debt securities that are not rated by a nationally recognized statistical rating organization may also be high yield bonds. No more than 35% of the Portfolio’s total assets may be invested in securities rated below B3/B- by all nationally recognized rating agencies (currently Moody’s Investor Services, Standard & Poor’s, and Fitch Ratings) who rate such securities, or, if unrated, determined to be of comparable quality by the Sub-Adviser.

The Portfolio may invest in bank loans (term and revolving loans), invest in foreign securities, make forward commitments and may lend Portfolio securities. The Portfolio may invest up to 20% of its total assets in securities not denominated in U.S. dollars. The Portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; credit default swaps and credit default swap indices; and interest rate or currency swaps.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

High Yield Risk - High-yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds.

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can be affected by changes in its credit quality rating or its issuer’s financial conditions. An issuer may default on its obligations to pay principal and/or interest.

Convertible Securities Risk - Convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible securities, may be illiquid.

Preferred Stock Risk - Preferred stocks are subject to interest rate risk and credit risk.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	23.67%
Worst Quarter	December 2008	-22.98%

Average Annual Total Returns for Periods Ended December 31, 2009

	One Year	Five Years	Since Inception (5/01/2003)
Maxim Putnam High Yield Bond Portfolio	51.21%	2.97%	4.93%
J.P. Morgan High Yield Developed Index (reflects no deduction for fees, expenses or taxes)	58.76%	6.43%	8.50%
Citigroup High Yield Market Index (reflects no deduction for fees, expenses or taxes)	55.19%	5.98%	8.12%

Investment Adviser

MCM

Sub-Adviser

Putnam Investment Management, LLC

Portfolio Managers

Name	Title	Length of Service as Manager of Portfolio
Paul D. Scanlon, CFA	Managing Director and Team Leader, Putnam U.S. High Yield Team	2009
Norman Boucher	Managing Director	2009
Robert Salvin	Managing Director	2009

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Global Bond Portfolio

Investment Objective

The Portfolio’s investment objective is to seek current income with capital appreciation and growth of income.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.30%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	1.30%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$132	$412	$713	$1,568

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year ended December 31, 2009, the Portfolio’s turnover rate was 38.69% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest at least 80% of its net assets in bonds of issuers located throughout the world. The Portfolio will ordinarily invest in at least three countries, including the U.S., and hold foreign currencies and attempt to profit from fluctuations in currency exchange rates. The Portfolio focuses on bonds rated investment grade or the unrated equivalent as determined by the Sub-Adviser, but may invest up to 25% of its total assets in below investment grade bonds (“high yield/high risk” or “junk”) bonds.

For purposes of pursuing its investment goal, the Portfolio may enter, from time to time, into derivative currency transactions, including currency forwards and cross currency forwards (either of which may result in net short currency exposures), options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, and cross currency swaps. The Portfolio may also, from time to time, enter into various other derivative strategies, including financial and index futures contracts and options on such contracts, as well as interest rate swaps.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can be affected by changes in its credit quality rating or its issuer’s financial conditions. An issuer may default on its obligations to pay principal and/or interest.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of the Portfolio.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Non-Diversification Risk - The Portfolio is classified as non-diversified, which means a relatively high percentage of its assets may be invested in securities of a limited number of issuers, including issuers primarily within the same industry or economic sector.

High Yield Risk - High-yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	March 2008	8.12%
Worst Quarter	June 2008	-4.28%

Average Annual Total Returns for Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Global Bond Portfolio	14.71%	9.48%	8.23%
Citigroup World Government Bond Index (reflects no deduction for fees, expenses or taxes)	2.55%	4.51%	6.63%

Investment Adviser

MCM

Sub-Adviser

Franklin Advisers, Inc.

Portfolio Managers

Dr. Michael Hasenstab, Senior Vice President, Co-Director, and Portfolio Manager for Franklin Templeton Investments’ International Bond Department. Dr. Hasenstab has managed the Portfolio since 2005.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Loomis Sayles Small-Cap Value Portfolio

Investment Objective

The Portfolio’s investment objective is to seek long-term capital growth.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.08%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$110	$343	$595	$1,317

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year ended December 31, 2009, the Portfolio’s turnover rate was 58.45% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000® Index ($10 million to $5.60 billion as of December 31, 2009), an index that tracks stocks of the 2000 smallest U.S. companies in the Russell 3000® Index at the time of purchase.

The Portfolio seeks to build a core small-cap portfolio of common stocks of solid companies that the portfolio manager believes are under-valued in the market. The Portfolio will opportunistically invest in companies that have experienced business problems but which are believed to have favorable prospects for recovery. The Portfolio will invest the remainder of its available net assets in securities of companies with market capitalizations outside of the Russell 2000® Index market capitalization range.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small Size Company Securities Risk - The stocks of small size companies often involve more risk and volatility than those of larger companies. Among other things, small size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2009	19.10%
Worst Quarter	December 2008	-24.16%

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Loomis Sayles Small-Cap Value Portfolio	27.86%	2.16%	8.25%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	27.17%	0.51%	3.51%

Investment Adviser

MCM

Sub-Adviser

Loomis, Sayles & Company, L.P.

Portfolio Managers

Name	Title	Length of Service as Manager of Portfolio
Joseph R. Gatz, CFA	Vice President	2000
Daniel G. Thelen, CFA	Vice President	2000

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Small-Cap Value Portfolio

Investment Objective

The Portfolio’s investment objective is to seek long-term growth of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.40%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	1.40%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$143	$443	$766	$1,680

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year ended December 31, 2009, the Portfolio’s turnover rate was 95.25% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will normally invest at least 80% of its assets in a diversified portfolio of equity securities of small capitalization companies. The principal type of equity securities purchased by the Portfolio is common stock. The Portfolio considers a company to be a small capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalization company included in the Russell 2000® Value Index ($3.93 billion as of December 31, 2009). The Portfolio uses the Russell 2000® Value Index as a guide in structuring and selecting its investments, but will invest in both benchmark index and non-benchmark index securities. Over time the capitalizations of the companies in the Russell 2000® Value Index will change. As they do, the size of the companies in which the Portfolio invests may change. If the market capitalization of a company held by the Portfolio moves outside the range of the Russell 2000® Value Index, the Portfolio may, but is not require to, sell the securities. The Portfolio will emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth.

The Portfolio may invest up to 20% of its assets in foreign securities and up to 20% of its assets in debt securities. The Portfolio may also invest in derivative instruments such as future contracts and equity linked derivatives including exchange traded funds.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small Size Company Securities Risk - The stocks of small size companies often involve more risk and volatility than those of larger companies. Among other things, small size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can be affected by changes in its credit quality rating or its issuer’s financial conditions. An issuer may default on its obligations to pay principal and/or interest.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2009	22.55%
Worst Quarter	December 2008	-24.02%

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Since Inception (5/15/08)
Maxim Small-Cap Value Portfolio	20.87%	-8.64%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	20.58%	-8.29%

Investment Adviser

MCM

Sub-Adviser

Invesco Advisers, Inc.

Portfolio Managers

Name	Title	Length of Service as Manager of Portfolio
Glen E. Murphy	Portfolio Manager	2008
Anthony J. Munchak	Portfolio Manager	2008
Francis M. Orlando	Portfolio Manager	2008
Ralph Coutant, CFA	Research Analyst	2008
Anthony Shufflebotham, CFA	Head of U.S. Research	2008

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Ariel Small-Cap Value Portfolio

Investment Objective

The Portfolio’s investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.15%
Total Annual Portfolio Operating Expenses	1.15%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$117	$365	$633	$1,398

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year ended December 31, 2009, the Portfolio’s turnover rate was 35.68% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers classified in the small or medium/small capitalization quintiles of the Russell 3000® Index at the time of initial purchase. The Portfolio will emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth.

The Portfolio also currently observes the following operating policies: actively seeking investment in companies that achieve excellence in both financial return and environmental soundness, and selecting issuers that take positive steps toward preserving our environment; and not investing corporations whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small Size Company Securities Risk - The stocks of small size companies often involve more risk and volatility than those of larger companies. Among other things, small size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Over-the-Counter Risk - Over-the-Counter (OTC) listed companies may have limited product lines, markets or financial resources. Many OTC stocks may be less liquid and more volatile than exchange-listed stocks.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2009	35.27%
Worst Quarter	December 2008	-33.72%

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Ariel Small-Cap Value Portfolio	66.19%	-0.37%	7.84%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	27.17%	0.51%	3.51%

Investment Adviser

MCM

Sub-Adviser

Ariel Investments, LLC

Portfolio Manager

John W. Rogers, Jr., Chairman and Chief Executive Officer, Ariel Investments, LLC. Mr. Rogers has managed the Portfolio since 1993.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Index 600 Portfolio

Investment Objective

The Portfolio’s investment objective is to seek investment results that track the total return of the common stocks that comprise the S&P SmallCap 600® Index (the “Benchmark Index”).

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.60%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year ended December 31, 2009, the Portfolio’s turnover rate was 20.36% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of its Benchmark Index. The Portfolio will seek investment results that track the total return of the common stocks that comprise the Benchmark Index by owning the securities contained in the index in as close as possible a proportion of the Portfolio as each stock’s weight in the Benchmark Index. This may be accomplished through ownership of all the stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the relevant index and options on futures contracts, and exchange traded funds that seek to track the relevant index.

The Benchmark Index is the S&P SmallCap 600® Index. The S&P SmallCap 600® is designed to monitor the performance of publicly traded common stocks of the small company sector of the U.S. equities market.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Index Risk - It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole.

Tracking Error Risk - The Portfolio may not be able to precisely track the performance of the Benchmark Index.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small Size Company Securities Risk - The stocks of small size companies often involve more risk and volatility than those of larger companies. Among other things, small size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Over-the-Counter Risk - Over-the-Counter (OTC) listed companies may have limited product lines, markets or financial resources. Many OTC stocks may be less liquid and more volatile than exchange-listed stocks.

Exchange-Traded Funds (“ETFs”) Risk - An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Portfolio shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Portfolio invests. Lack of liquidity in an ETF could result in it being more volatile.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	20.70%
Worst Quarter	December 2008	-25.20%

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Index 600 Portfolio	24.95%	0.85%	5.67%
S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes)	25.57%	1.36%	6.35%

Investment Adviser

MCM

Sub-Adviser

Mellon Capital Management Corporation

Portfolio Managers

Name	Title	Length of Service as Manager of Portfolio
Karen Q. Wong	Managing Director, Equity Index	2009
Richard A. Brown	Director, Senior Portfolio Manager	2009
Thomas J. Durante	Director, Senior Portfolio Manager	2009

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Small-Cap Growth Portfolio

Investment Objective

The Portfolio’s investment objective is to seek long-term capital growth.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.23%
Total Annual Portfolio Operating Expenses	1.18%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$120	$375	$649	$1,432

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year ended December 31, 2009, the Portfolio’s turnover rate was 126.03% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks of a diversified group of growth companies that are included in the Russell 2000® Index at the time of purchase, or if not included in that index, have market capitalizations of $3 billion or below at the time of purchase. When consistent with the Portfolio’s investment objectives and investment strategies, the Portfolio will invest up to 20% in equity securities of companies with market capitalizations in excess of $3 billion and up to 25% of its total assets in foreign securities; however, securities of Canadian issuers and American Depository Receipts (“ADRs”) are not subject to this 25% limitation.

The Portfolio will identify companies believed to have favorable opportunities for capital appreciation within their industry grouping and invest in these companies when they: are determined to be in the developing stages of their life cycle; and have demonstrated, or are expected to achieve, long-term earnings growth.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small Size Company Securities Risk - The stocks of small size companies often involve more risk and volatility than those of larger companies. Among other things, small size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Growth Stock Risk - Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	December 2001	24.88%
Worst Quarter	December 2008	-28.71%

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Small-Cap Growth Portfolio	32.11%	-1.33%	-4.88%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	34.47%	0.87%	-1.37%

Investment Adviser

MCM

Sub-Adviser

Silvant Capital Management, LLC

Portfolio Managers

Name	Title	Length of Service as Manager of Portfolio
Christopher D. Guinther	Lead Portfolio Manager	2007
Michael A. Sansoterra	Portfolio Manager	2007

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim MidCap Value Portfolio

Investment Objective

The Portfolio’s investment objective is to seek long-term growth of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	1.25%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$127	$397	$686	$1,511

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year ended December 31, 2009, the Portfolio’s turnover rate was 165.82% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will, under normal circumstances, invest at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a broadly diversified portfolio of equity investments in mid-cap U.S. issuers, including foreign issuers that are traded in the United States. Most of these issuers will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) similar to that of the range of the market capitalization of companies constituting the Russell Midcap® Value Index at the time of investment. If the market capitalization of a company held by the Portfolio moves outside this range, the Portfolio may, but is not required to, sell the securities. The capitalization range of the Russell Midcap® Value Index is currently (as of December 31, 2009) between $263 million and $20.91 billion.

The Portfolio may invest in the aggregate up to 20% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in companies with public stock market capitalizations outside the range of companies constituting the Russell Midcap® Value Index at the time of investment and in fixed-income securities, such as government, corporate and bank debt obligations.

The Portfolio is managed using a quantitative investment process. GSAM’s quantitative style of investment management emphasizes the three building blocks of active management: fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Portfolio maintains risk, style, capitalization and industry characteristics similar to the Russell MidCap® Value Index. The index is designed to represent an investable universe of mid cap companies with low earnings growth expectations. The Portfolio seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark. The Portfolio may use derivatives, including futures contracts, to equitize cash in the Portfolio between rebalancings of the Portfolio.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Medium Size Company Securities Risk - The stocks of medium size companies often involve more risk and volatility than those of larger companies. Among other things, medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can be affected by changes in its credit quality rating or its issuer’s financial conditions. An issuer may default on its obligations to pay principal and/or interest.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2009	22.44%
Worst Quarter	December 2008	-26.30%

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Since Inception (5/15/08)
Maxim MidCap Value Portfolio	29.27%	-11.17%
Russell MidCap Value Index (reflects no deduction for fees, expenses or taxes)	34.21%	-11.40%

Investment Adviser

MCM

Sub-Adviser

Goldman Sachs Asset Management, L.P.

Portfolio Managers

Name	Title	Length of Service as Manager of Portfolio
Katinka Domotorffy, CFA	Managing Director	2008
William J. Fallon	Managing Director	2010
Andrew W. Alford, PhD	Managing Director	2008

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Ariel MidCap Value Portfolio

Investment Objective

The Portfolio’s investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.42%
Total Annual Portfolio Operating Expenses	1.37%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$139	$434	$750	$1,646

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year ended December 31, 2009, the Portfolio’s turnover rate was 46.25% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers classified in the medium/small ($1.57 billion to $4.02 billion as of December 31, 2009), medium ($4.02 billion to $12.17 billion as of December 31, 2009) or medium/large ($12.17 billion to $41.03 billion as of December 31, 2009) capitalization quintiles of the Russell 3000® Index at the time of initial purchase. The Portfolio will emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth.

The Portfolio also currently observes the following operating policies: actively seeking investment in companies that achieve excellence in both financial return and environmental soundness, and selecting issuers that take positive steps toward preserving our environment; and not investing in corporations whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Medium Size Company Securities Risk - The stocks of medium size companies often involve more risk and volatility than those of larger companies. Among other things, medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Over-the-Counter Risk - Over-the-Counter (OTC) listed companies may have limited product lines, markets or financial resources. Many OTC stocks may be less liquid and more volatile than exchange-listed stocks.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2009	29.45%
Worst Quarter	December 2008	-29.57%

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Ariel MidCap Value Portfolio	62.95%	2.01%	7.24%
Russell MidCap® Index (reflects no deduction for fees, expenses or taxes)	40.48%	2.43%	4.98%

Investment Adviser

MCM

Sub-Adviser

Ariel Investments, LLC

Portfolio Manager

John W. Rogers, Jr., Chairman and Chief Executive Officer, Ariel Investments, LLC. Mr. Rogers has managed the Portfolio since 1999.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim T. Rowe Price MidCap Growth Portfolio

Investment Objective

The Portfolio’s investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.06%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$108	$337	$585	$1,294

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year ended December 31, 2009, the Portfolio’s turnover rate was 41.19% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers whose market capitalization fall within the range of companies included in either the S&P MidCap 400® Index ($293 million to $8.24 billion as of December 31, 2009) or the Russell MidCap® Growth Index ($263 million to $15.53 billion as of December 31, 2009) at the time of purchase. The market capitalization of the companies in the Portfolio, the S&P MidCap 400® Index, and the Russell MidCap® Growth Index will change over time, and the Portfolio will not automatically sell or cease to purchase a stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index ranges.

The Portfolio will select stocks using a growth approach and invest in companies that: offer proven products or services; have a historical record of above-average earnings growth; demonstrate potential for sustained earnings growth; have a connection to industries experiencing increasing demand; or have stock prices that appear to undervalue their growth prospects.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including futures and options, in keeping with Portfolio’s investment objectives. The Portfolio may invest up to 25% of its total assets in foreign securities. The Portfolio may also invest in fixed-income securities without regard to quality, maturity, or rating, including up to 10% in non-investment grade fixed income securities. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Medium Size Company Securities Risk - The stocks of medium size companies often involve more risk and volatility than those of larger companies. Among other things, medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Growth Stock Risk - Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	December 2001	21.25%
Worst Quarter	December 2008	-25.78%

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim T. Rowe Price MidCap Growth Portfolio	44.86%	4.23%	5.19%
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	37.38%	3.27%	6.36%

Investment Adviser

MCM

Sub-Adviser

T. Rowe Price Associates, Inc.

Portfolio Manager

Brian W.H. Berghuis, Vice President and equity portfolio manager, T. Rowe Price Associates, Inc. Mr. Berghuis has managed the Portfolio since 1997.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim S&P MidCap 400® Index Portfolio

Investment Objective

The Portfolio’s investment objective is to seek investment results, before fees and expenses, that track the total return of the common stocks that comprise the S&P MidCap 400® Index.

The Portfolio’s investment objective is non-fundamental and can be changed by the Portfolio’s Board of Directors without shareholder approval.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Maxim S&P MidCap 400® Index Portfolio – Initial Class	Maxim S&P MidCap 400® Index Portfolio – Class L
Management Fees	0.60%	0.60%
Distribution (12b-1) Fees	0.00%	0.25%
Other Expenses	0.00%	0.00%
Total Annual Portfolio Operating Expenses	0.60%	0.85%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Maxim S&P MidCap 400® Index Portfolio – Initial Class	$61	$192
Maxim S&P MidCap 400® Index Portfolio – Class L	$87	$271

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of the S&P MidCap 400® Index (the “Benchmark Index”). The Portfolio will seek investment results, before fees and expenses, that track the total return of the common stocks that comprise the Benchmark Index by owning the securities contained in the index in as close as possible a proportion of the Portfolio as each stock’s weight in the Benchmark Index. This may be accomplished through ownership of all the stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the relevant index and options on futures contracts, and exchange-traded funds that seek to track the relevant index.

The Benchmark Index is the S&P MidCap 400® Index. The S&P MidCap 400® Index is comprised of 400 stocks representing companies in the middle tier of U.S. stock market capitalization.

The Portfolio’s principal investment strategies are non-fundamental and can be changed without shareholder approval. The Portfolio will provide 60 days’ prior written notice to shareholders of any change in its 80% policy as described above.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Index Risk - It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole.

Tracking Error Risk - The Portfolio may not be able to precisely track the performance of the Benchmark Index.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Medium Size Company Securities Risk - The stocks of medium size companies often involve more risk and volatility than those of larger companies. Among other things, medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Over-the-Counter Risk - Over-the-Counter (OTC) listed companies may have limited product lines, markets or financial resources. Many OTC stocks may be less liquid and more volatile than exchange-listed stocks.

Exchange-Traded Funds (“ETFs”) Risk - An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Portfolio shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Portfolio invests. Lack of liquidity in an ETF could result in it being more volatile.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance

No portfolio performance data is provided because the Portfolio had not commenced operations as of the date of this Prospectus. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Investment Adviser

MCM

Sub-Adviser

Mellon Capital Management Corporation

Portfolio Managers

Name	Title	Length of Service as Manager of Portfolio
Karen Q. Wong	Managing Director, Equity Index	2010
Richard A. Brown	Director, Senior Portfolio Manager	2010
Thomas J. Durante	Director, Senior Portfolio Manager	2010

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim T. Rowe Price Equity/Income Portfolio

Investment Objective

The Portfolio’s investment objective is to seek substantial dividend income and also long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.84%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$86	$268	$466	$1,037

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year ended December 31, 2009, the Portfolio’s turnover rate was 29.57% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

The Portfolio will emphasize companies with favorable prospects for increasing dividend income and capital appreciation.

The Portfolio will invest in companies which have one or more of the following characteristics: established operating histories; above-average current dividend yields relative to the S&P 500® Index; sound balance sheets and other financial characteristics; low price/earnings ratio relative to the S&P 500® Index; and low stock price relative to a company’s underlying value as measured by assets, cash flow or business franchises.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including futures and options, in keeping with Portfolio’s objectives. The Portfolio may invest up to 25% of its total assets in foreign securities. The Portfolio may also invest in fixed income securities without regard to quality, maturity, or rating, including up to 10% in non-investment grade fixed income securities. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Value Stock Risk - The value approach carries the risk that he market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Investment Style Risk - Returns from large-capitalization stocks may trail returns from the overall stock market. The Portfolio’s emphasis on stocks of established companies paying high dividends may limit its potential for appreciation in a broad market advance. Such securities may be hurt when interest rates rise sharply. Also, a company may reduce or eliminate its dividend.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	19.57%
Worst Quarter	December 2008	-22.42%

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim T. Rowe Price Equity/Income Portfolio	25.20%	0.46%	3.97%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%

Investment Adviser

MCM

Sub-Adviser

T. Rowe Price Associates, Inc.

Portfolio Manager

Brian C. Rogers, Chairman of the Board of T. Rowe Price Group, Inc., Chief Investment Officer of T. Rowe Price, and President of the T. Rowe Price Equity Income Fund. Mr. Rogers has managed the Portfolio since 1994.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Stock Index Portfolio

Investment Objective

The Portfolio’s investment objective is to seek investment results that track the total return of the common stocks that comprise the S&P 500® Index and S&P MidCap 400® Index, weighted according to their pro rata share of the market (the “Benchmark Index”).

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.60%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year ended December 31, 2009, the Portfolio’s turnover rate was 12.93% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of its Benchmark Index. The Portfolio will seek investment results that track the total return of the common stocks that comprise the Benchmark Index by owning the securities contained in each index in as close as possible a proportion of the Portfolio as each stock’s weight in the Benchmark Index. This may be accomplished through ownership of all the stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the relevant index and options on futures contracts, and exchange traded funds that seek to track the relevant index.

The Benchmark Index is the S&P 500® Index and S&P MidCap 400® Index, weighted according to their pro rata share of the market. The S&P 500® Index is a market capitalization-weighted index of the 500 leading companies in leading industries of the U.S. economy. It is widely recognized as a guide to the overall health of the U.S. stock market. The index focuses on the large-cap segment of the market, with approximately 75% coverage (by market capitalization) of U.S. equities. The S&P MidCap 400® Index is comprised of 400 stocks representing companies in the middle tier of U.S. stock market capitalization.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Index Risk - It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole.

Tracking Error Risk - The Portfolio may not be able to precisely track the performance of the Benchmark Index.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Investment Style Risk - There is a possibility that returns from large-capitalization stocks or medium-capitalization stocks will trail returns from the overall stock market.

Medium Size Company Securities Risk - The stocks of medium size companies often involve more risk and volatility than those of larger companies. Among other things, medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Exchange-Traded Funds (“ETFs”) Risk - An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Portfolio shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Portfolio invests. Lack of liquidity in an ETF could result in it being more volatile.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	16.11%
Worst Quarter	December 2008	-22.33%

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Stock Index Portfolio	26.76%	0.14%	-0.94%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	37.88%	3.27%	6.36%

Investment Adviser

MCM

Sub-Adviser

Mellon Capital Management Corporation

Portfolio Managers

Name	Title	Length of Service as Manager of Portfolio
Karen Q. Wong	Managing Director, Equity Index	2009
Richard A. Brown	Director, Senior Portfolio Manager	2009
Thomas J. Durante	Director, Senior Portfolio Manager	2009

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim S&P 500® Index Portfolio

Investment Objective

The Portfolio’s investment objective is to seek investment results that track the total return of the common stocks that comprise the S&P 500® Index (the “Benchmark Index”).

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.60%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year ended December 31, 2009, the Portfolio’s turnover rate was 15.44% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of its Benchmark Index. The Portfolio will seek investment results that track the total return of the common stocks that comprise the Benchmark Index by owning the securities contained in the index in as close as possible a proportion of the Portfolio as each stock’s weight in the Benchmark Index. This may be accomplished through ownership of all the stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the relevant index and options on futures contracts, and exchange traded funds that seek to track the relevant index.

The Benchmark Index is the S&P 500® Index. The S&P 500® Index is a market capitalization-weighted index of the 500 leading companies in leading industries of the U.S. economy. It is widely recognized as a guide to the overall health of the U.S. stock market. The index focuses on the large-cap segment of the market, with approximately 75% coverage (by market capitalization) of U.S. equities.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Index Risk - It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole.

Tracking Error Risk - The Portfolio may not be able to precisely track the performance of the Benchmark Index.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Investment Style Risk - There is a possibility that returns from large-capitalization stocks will trail returns from the overall stock market.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Exchange-Traded Funds (“ETFs”) Risk - An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Portfolio shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Portfolio invests. Lack of liquidity in an ETF could result in it being more volatile.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	15.88%
Worst Quarter	December 2008	-22.09%

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Since Inception (9/8/03)
Maxim S&P 500® Index Portfolio	25.86%	-0.19%	2.86%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	3.46%

Investment Adviser

MCM

Sub-Adviser

Mellon Capital Management Corporation

Portfolio Managers

Name	Title	Length of Service as Manager of Portfolio
Karen Q. Wong	Managing Director, Equity Index	2009
Richard A. Brown	Director, Senior Portfolio Manager	2009
Thomas J. Durante	Director, Senior Portfolio Manager	2009

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Janus Large Cap Growth Portfolio

Investment Objective

The Portfolio’s investment objective is to seek long-term growth of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.05%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	1.05%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$107	$334	$579	$1,283

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year ended December 31, 2009, the Portfolio’s turnover rate was 33.48% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will, under normal circumstances, invest 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities selected for their growth potential with market capitalizations of $4 billion or more at the time of purchase. The Portfolio will, under normal circumstances, concentrate in a core group of 20-40 common stocks. The Portfolio may invest in foreign equity and debt securities without limit within the parameters of the Portfolio’s specific investment policies. The portfolio manager seeks attractive investment opportunities consistent with the Portfolio’s investment policies by looking at companies one at a time. If the portfolio manager is unable to find such investments, a significant portion of the Portfolio’s assets may be in cash and similar investments.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Growth Stock Risk - Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Investment Style Risk - Returns from large-capitalization stocks may trail returns from the overall stock market.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	20.21%
Worst Quarter	December 2008	-26.05%

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Since Inception (5/21/2003)
Maxim Janus Large Cap Growth Portfolio	46.98%	5.22%	9.02%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	5.03%

Investment Adviser

MCM

Sub-Adviser

Janus Capital Management LLC

Portfolio Manager

Ron Sachs, CFA, Vice President, Janus Capital Management LLC. Mr. Sachs has managed the Portfolio since 2008.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim MFS International Value Portfolio

(formerly Maxim Bernstein International Equity Portfolio)

Investment Objective

The Portfolio’s investment objective is to seek long-term capital growth.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan, or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.18%
Total Annual Portfolio Operating Expenses	1.18%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$120	$375	$649	$1,432

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year ended December 31, 2009, the Portfolio’s turnover rate was 163.32% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Under normal circumstances, the Portfolio will invest primarily in companies located outside the U.S., including those in emerging markets. The Sub-Adviser may invest a relatively large percentage of the Portfolio’s assets in securities of issuers in a single country, a small number of countries, or a particular geographic region. The Sub-Adviser may invest the Portfolio’s assets in companies of any size.

The Portfolio generally focuses on investing its assets in the stocks of companies that the Sub-Adviser believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, and other financial measures. The Sub-Adviser uses a bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate these and other factors may also be considered.

The Portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; credit default swaps and credit default swap indices; and interest rate or currency swaps. The Portfolio may use derivatives for any of the following purposes: as a substitute for buying and selling securities; to hedge against the economic impact of adverse changes in the market value of its portfolio securities due to changes in stock market prices, currency exchange rates or interest rates; or to enhance the Portfolio’s return as a non-hedging strategy that may be considered speculative.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of the Portfolio.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	26.36%
Worst Quarter	December 2008	-30.24%

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim MFS International Value Portfolio	31.67%	0.52%	2.11%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	32.46%	4.02%	1.58%
MSCI EAFE® Value Index (reflects no deduction for fees, expenses or taxes)	35.06%	3.96%	4.03%

Investment Adviser

MCM

Sub-Adviser

Massachusetts Financial Services Company

Portfolio Managers

Name	Title	Length of Service as Manager of Portfolio
Benjamin Stone	Investment Officer	2009
Barnaby Weiner	Investment Officer	2009

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Invesco ADR Portfolio

Investment Objective

The Portfolio’s investment objective is to seek high total return through capital appreciation and current income while reducing risk through diversification.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan, or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.15%
Total Annual Portfolio Operating Expenses	1.15%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$117	$365	$633	$1,398

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year ended December 31, 2009, the Portfolio’s turnover rate was 49.94% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in foreign securities that are issued in the form of American Depository Receipts (“ADRs”) or foreign stocks that are registered with the U.S. Securities and Exchange Commission and traded in the U.S. The Portfolio can invest up to 20% of its net assets in companies located outside the U.S., including those in emerging markets. The portfolio managers will select stocks from approximately 2,200 large and medium-sized capitalization foreign companies, with a minimum market capitalization of $1 billion. The portfolio managers will analyze potential investments through an investment model which compares current stock price to measures such as book value, historical return on equity, a company’s ability to reinvest capital, dividends, and dividend growth. The most attractive stocks identified by the model are then subjected to primary research on a global sector basis.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of the Portfolio.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Over-the-Counter Risk - Over-the-Counter (OTC) listed companies may have limited product lines, markets or financial resources. Many OTC stocks may be less liquid and more volatile than exchange-listed stocks.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	24.63%
Worst Quarter	September 2002	-20.18%

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Invesco ADR Portfolio	30.63%	2.96%	1.70%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	32.46%	4.02%	1.58%

Investment Adviser

MCM

Sub-Adviser

Invesco Advisers, Inc.

Portfolio Managers

Name	Title	Length of Service as Manager of Portfolio
W. Lindsay Davidson	Portfolio Manager	1994
Anuja Singha, PhD, CFA	Portfolio Manager	1998
E. Sargent McGowan, CFA	Head of Developed Markets	2002
Ingrid E. Baker, CFA	Head of Emerging Markets	1999

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim MFS International Growth Portfolio

Investment Objective

The Portfolio’s investment objective is to seek long-term growth of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan, or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	1.20%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$122	$381	$660	$1,445

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year ended December 31, 2009, the Portfolio’s turnover rate was 25.59% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will, under normal circumstances, invest at least 80% of its net assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts of foreign (including emerging markets) issuers. The Portfolio may invest a relatively large percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region; provided that the Portfolio will, under normal circumstances, invest in at least three different countries. The Portfolio may invest in companies of any size.

The issuer of a security or other investment is generally deemed to be economically tied to a particular country if: the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; the issuer is organized under the laws of, and maintains a principal office in, that country; the issuer has its principal securities trading market in that country; the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; the issuer has 50% or more of its assets in that country; the issuer is included in an index which is representative of that country; or the issuer is exposed to the economic fortunes and risks of that country.

The Portfolio generally focuses on investing its assets in the stocks of companies that the Sub-Adviser believes have above average growth potential and that are also trading at reasonable valuation. The Sub-Adviser uses a bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate these and other factors may also be considered.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Growth Stock Risk - Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of the Portfolio.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Convertible Securities Risk - Convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible securities, may be illiquid.

Preferred Stock Risk - Preferred stocks are subject to interest rate risk and credit risk.

Depositary Receipts Risk - Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2009	20.65%
Worst Quarter	December 2008	-16.73%

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Since Inception (5/21/2003)
Maxim MFS International Growth Portfolio	31.91%	5.86%	10.96%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	32.46%	4.02%	10.72%

Investment Adviser

MCM

Sub-Adviser

Massachusetts Financial Services Company

Portfolio Managers

Name	Title	Length of Service as Manager of Portfolio
Marcus L. Smith	Investment Officer	2003
Daniel Ling	Investment Officer	2009

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim International Index Portfolio

Investment Objective

The Portfolio’s investment objective is to seek investment results, before fees and expenses, that track the total return of the common stocks that comprise the MSCI EAFE Index.

The Portfolio’s investment objective is non-fundamental and can be changed by the Portfolio’s Board of Directors without shareholder approval.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Maxim International Index Portfolio – Initial Class	Maxim International Index Portfolio – Class L
Management Fees	0.70%	0.70%
Distribution (12b-1) Fees	0.00%	0.25%
Other Expenses	0.00%	0.00%
Total Annual Portfolio Operating Expenses	0.70%	0.95%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Maxim International Index Portfolio – Initial Class	$72	$224
Maxim International Index Portfolio – Class L	$97	$303

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of the MSCI EAFE Index (the “Benchmark Index”)

or in derivative securities economically related to the Benchmark Index. The Portfolio will seek investment results, before fees and expenses, that track the total return of the common stocks that comprise the Benchmark Index. This may be accomplished through ownership of all the stocks in the Benchmark Index, a statistically selected sampling of the stocks in the Benchmark Index, and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and exchange-traded funds that seek to track the Benchmark Index. The Portfolio does not necessarily invest in all of the stocks in the Benchmark Index, or in the same weightings as the stocks have in the Benchmark Index. The Portfolio’s Sub-Adviser chooses investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the stocks chosen are similar to those of the Benchmark Index.

The Portfolio’s benchmark index is the MSCI EAFE Index. The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity performance of developed markets, excluding the U.S. and Canada. As of May 27, 2010, the MSCI EAFE Index consisted of 22 developed market country indices.

The Portfolio’s principal investment strategies are non-fundamental and can be changed without shareholder approval. The Portfolio will provide 60 days’ prior written notice to shareholders of any change in its 80% policy as described above.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Index Risk - It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole.

Tracking Error Risk - The Portfolio may not be able to precisely track the performance of the Benchmark Index.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Investment Style Risk - There is a possibility that returns from large-capitalization stocks will trail returns from the overall stock market.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of the Portfolio.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Exchange-Traded Funds (“ETFs”) Risk - An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Portfolio shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Portfolio invests. Lack of liquidity in an ETF could result in it being more volatile.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance

No portfolio performance data is provided because the Portfolio had not commenced operations as of the date of this Prospectus. The information will appear in a future version of this Prospectus after the Portfolio has been in operation for one complete calendar year.

Investment Adviser

MCM

Sub-Adviser

Mellon Capital Management Corporation

Portfolio Managers

Name	Title	Length of Service as Manager of Portfolio
Karen Q. Wong	Managing Director, Equity Index	2010
Richard A. Brown	Director, Senior Portfolio Manager	2010
Thomas J. Durante	Director, Senior Portfolio Manager	2010

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Conservative Profile I Portfolio

Investment Objective

The Portfolio’s investment objective is to seek capital preservation primarily through investments in Underlying Portfolios (defined below) that emphasize fixed income investments.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.73%
Total Annual Portfolio Operating Expenses[2]	0.98%

1 The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio’s 2011 fiscal year.

2 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$101	$312	$542	$1,201

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year ended December 31, 2009, the Portfolio’s turnover rate was 32.88% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest primarily in mutual funds managed by MCM or its affiliates, and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”). The mutual funds and the GWL&A Contract are referred to as the “Underlying Portfolios.” The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor’s risk tolerance, investment time horizons and personal objectives. The Portfolio has a high emphasis on income and a low emphasis on growth of capital. The risk of principal for the Portfolio is low.

The following table describes the asset allocation ranges for the Portfolio:

EQUITY	International	0-15%
	Small Cap	0-15%
	Mid Cap	0-15%
	Large Cap	10-40%
DEBT	Bond	30-50%
	Short-Term Bond	25-45%

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities, U.S. and foreign debt securities (including those rated below investment grade), short-term investments, and derivatives. The following table shows the Portfolio’s target allocation for the various asset classes listed above and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Cap	16.00%	International	7.00%
Maxim Janus Large Cap Growth Portfolio		Maxim MFS International Growth Portfolio
Maxim T. Rowe Price Equity/Income Portfolio		Maxim Invesco ADR Portfolio
Putnam Equity Income Fund A		Maxim MFS International Value Portfolio
Mid Cap	7.00%	Bond	41.00%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim U.S. Government Mortgage Securities Portfolio
Maxim MidCap Value Portfolio		Maxim Federated Bond Portfolio
Putnam Midcap Value Fund A		Maxim Global Bond Portfolio
Small Cap	0.00%	Maxim Putnam High Yield Bond Portfolio
Maxim Loomis Sayles Small-Cap Value Portfolio		Putnam High Yield Advantage Fund A
Maxim Small-Cap Value Portfolio		Short-Term Bond	29.00%
		GWL&A Contract
		Maxim Short Duration Bond Portfolio

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocations. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the asset allocations at any time and without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio. The primary risks are the same as those associated with debt securities. Secondary risks are the same as those associated with equity securities.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that he market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the past ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	10.44%
Worst Quarter	December 2008	-7.00%

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Conservative Profile I Portfolio	20.39%	4.24%	4.71%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	28.30%	0.93%	-0.27%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	32.46%	4.02%	1.58%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	6.33%
Barclays Capital 1-3 Year Credit Bond Index (reflects no deduction for fees, expenses or taxes)	11.59%	4.81%	5.45%

Investment Adviser

MCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM. Mr. Corbett has managed the Portfolio since 1997.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Moderately Conservative Profile I Portfolio

Investment Objective

The Portfolio’s investment objective is to seek income and capital appreciation primarily through investments in Underlying Portfolios (defined below) that emphasize fixed income investments and, to a lesser degree, in Underlying Portfolios that emphasize equity investments.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.80%
Total Annual Portfolio Operating Expenses[2]	1.05%

1 The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio’s 2011 fiscal year.

2 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$107	$334	$579	$1,283

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year ended December 31, 2009, the Portfolio’s turnover rate was 30.62% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest primarily in mutual funds managed by MCM or its affiliates, and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”). The mutual funds and the GWL&A Contract are referred to as the “Underlying Portfolios.” The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor’s risk tolerance, investment time horizons and personal objectives. The Portfolio has a medium to high emphasis on income and a low to medium emphasis on growth of capital. The risk of principal for the Portfolio is medium.

The following table describes the asset allocation ranges for the Portfolio:

EQUITY	International	0-30%
	Small Cap	0-15%
	Mid Cap	0-25%
	Large Cap	10-40%
DEBT	Bond	20-40%
	Short-Term Bond	10-30%

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities, U.S. and foreign debt securities (including those rated below investment grade), short-term investments, and derivatives. The following table shows the Portfolio’s target allocation for the various asset classes listed above and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Cap	23.00%	International	11.00%
Maxim Janus Large Cap Growth Portfolio		Maxim MFS International Growth Portfolio

Maxim T. Rowe Price Equity/Income Portfolio		Maxim Invesco ADR Portfolio
Putnam Equity Income Fund A		Maxim MFS International Value Portfolio
Mid Cap	8.00%	Bond	33.00%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim U.S. Government Mortgage Securities Portfolio
Maxim MidCap Value Portfolio		Maxim Federated Bond Portfolio
Putnam Midcap Value Fund A		Maxim Global Bond Portfolio
Small Cap	3.00%	Maxim Putnam High Yield Bond Portfolio
Maxim Loomis Sayles Small-Cap Value Portfolio		Putnam High Yield Advantage Fund A
Maxim Small-Cap Value Portfolio		Short-Term Bond	22.00%
		GWL&A Contract
		Maxim Short Duration Bond Portfolio

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocations. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the asset allocations at any time and without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio. The primary risks are the same as those associated with debt securities. Secondary risks are the same as those associated with equity securities.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that he market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the past ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	12.15%
Worst Quarter	December 2008	-9.19%

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Moderately Conservative Profile I Portfolio	22.09%	4.37%	4.04%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	28.30%	0.93%	-0.27%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	32.46%	4.02%	1.58%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	6.33%
Barclays Capital 1-3 Year Credit Bond Index (reflects no deduction for fees, expenses or taxes)	11.59%	4.81%	5.45%

Investment Adviser

MCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM. Mr. Corbett has managed the Portfolio since 1997.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Moderate Profile I Portfolio

Investment Objective

The Portfolio’s investment objective is to seek long-term capital appreciation primarily through investments in Underlying Portfolios (defined below) with a relatively equal emphasis on equity and fixed income investments.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.88%
Total Annual Portfolio Operating Expenses[2]	1.13%

1 The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio’s 2011 fiscal year.

2 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$115	$359	$622	$1,375

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year ended December 31, 2009, the Portfolio’s turnover rate was 25.72% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest primarily in mutual funds managed by MCM or its affiliates, and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”). The mutual funds and the GWL&A Contract are referred to as the “Underlying Portfolios.” The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor’s risk tolerance, investment time horizons and personal objectives. The Portfolio has a medium emphasis on income and a medium to high emphasis on growth of capital. The risk of principal for the Portfolio is medium.

The following table describes the asset allocation ranges for the Portfolio:

EQUITY	International	0-30%
	Small Cap	0-25%
	Mid Cap	0-30%
	Large Cap	15-45%
DEBT	Bond	5-25%
	Short-Term Bond	5-25%

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities, U.S. and foreign debt securities (including those rated below investment grade), short-term investments, and derivatives. The following table shows the Portfolio’s target allocation for the various asset classes listed above and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Cap	28.00%	International	16.00%
Maxim Janus Large Cap Growth Portfolio		Maxim MFS International Growth Portfolio
Maxim T. Rowe Price Equity/Income Portfolio		Maxim Invesco ADR Portfolio
Putnam Equity Income Fund A		Maxim MFS International Value Portfolio
Mid Cap	10.00%	Bond	24.00%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim U.S. Government Mortgage Securities Portfolio
Maxim MidCap Value Portfolio		Maxim Federated Bond Portfolio
Putnam Midcap Value Fund A		Maxim Global Bond Portfolio
Small Cap	6.00%	Maxim Putnam High Yield Bond Portfolio
Maxim Small-Cap Growth Portfolio		Putnam High Yield Advantage Fund A
Maxim Loomis Sayles Small-Cap Value Portfolio		Short-Term Bond	16.00%
Maxim Small-Cap Value Portfolio		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocations. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the asset allocations at any time and without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio. The primary risks are the same as those associated with equity securities. Secondary risks are the same as those associated with debt securities.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that he market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the past ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	14.12%
Worst Quarter	December 2008	-11.92%

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Moderate Profile I Portfolio	24.43%	4.01%	3.63%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	28.30%	0.93%	-0.27%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	32.46%	4.02%	1.58%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	6.33%
Barclays Capital 1-3 Year Credit Bond Index (reflects no deduction for fees, expenses or taxes)	11.59%	4.81%	5.45%

Investment Adviser

MCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM. Mr. Corbett has managed the Portfolio since 1997.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Moderately Aggressive Profile I Portfolio

Investment Objective

The Portfolio’s investment objective is to seek long-term capital appreciation primarily through investments in Underlying Portfolios (defined below) that emphasize equity investments and, to a lesser degree, in Underlying Portfolios that emphasize fixed income investments.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.99%
Total Annual Portfolio Operating Expenses[2]	1.24%

1 The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio’s 2011 fiscal year.

2 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$126	$393	$681	$1,500

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year ended December 31, 2009, the Portfolio’s turnover rate was 23.89% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest primarily in mutual funds managed by MCM or its affiliates, and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”). The mutual funds and the GWL&A Contract are referred to as the “Underlying Portfolios.” The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor’s risk tolerance, investment time horizons and personal objectives. The Portfolio has a low emphasis on income and a medium to high emphasis on growth of capital. The risk of principal for the Portfolio is high.

The following table describes the asset allocation ranges for the Portfolio:

EQUITY	International	5-35%
	Small Cap	0-25%
	Mid Cap	5-35%
	Large Cap	20-50%
DEBT	Bond	5-25%
	Short-Term Bond	0-10%

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities, U.S. and foreign debt securities (including those rated below investment grade), short-term investments, and derivatives. The following table shows the Portfolio’s target allocation for the various asset classes listed above and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Cap	30.00%	International	19.00%
Maxim Janus Large Cap Growth Portfolio		Maxim MFS International Growth Portfolio
Maxim T. Rowe Price Equity/Income Portfolio		Maxim Invesco ADR Portfolio
Putnam Equity Income Fund A		Maxim MFS International Value Portfolio
Mid Cap	16.00%	Bond	18.00%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim U.S. Government Mortgage Securities Portfolio
Maxim MidCap Value Portfolio		Maxim Federated Bond Portfolio
Putnam Midcap Value Fund A		Maxim Global Bond Portfolio
Small Cap	8.00%	Maxim Putnam High Yield Bond Portfolio
Maxim Small-Cap Growth Portfolio		Putnam High Yield Advantage Fund A
Maxim Loomis Sayles Small-Cap Value Portfolio		Short-Term Bond	9.00%
Maxim Small-Cap Value Portfolio		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocations. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the asset allocations at any time and without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio. The primary risks are the same as those associated with equity securities. Secondary risks are the same as those associated with debt securities.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that he market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the past ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	17.04%
Worst Quarter	December 2008	-16.65%

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Moderately Aggressive Profile I Portfolio	28.58%	3.34%	2.88%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	28.30%	0.93%	-0.27%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	32.46%	4.02%	1.58%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	6.33%
Barclays Capital 1-3 Year Credit Bond Index (reflects no deduction for fees, expenses or taxes)	11.59%	4.81%	5.45%
Investment Adviser

MCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM. Mr. Corbett has managed the Portfolio since 1997.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Aggressive Profile I Portfolio

Investment Objective

The Portfolio’s investment objective is to seek long-term capital appreciation primarily through investments in Underlying Portfolios (defined below) that emphasize equity investments.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	1.14%
Total Annual Portfolio Operating Expenses[2]	1.39%

1 The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio’s 2011 fiscal year.

2 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$142	$440	$761	$1,669

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year ended December 31, 2009, the Portfolio’s turnover rate was 22.57% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest primarily in mutual funds managed by MCM or its affiliates, and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”). The mutual funds and the GWL&A Contract are referred to as the “Underlying Portfolios.” The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor’s risk tolerance, investment time horizons and personal objectives. The Portfolio has a low emphasis on income and a high emphasis on growth of capital. The risk of principal for the Portfolio is high.

The following table describes the asset allocation ranges for the Portfolio:

EQUITY	International	10-40%
	Small Cap	5-35%
	Mid Cap	15-45%
	Large Cap	10-40%
DEBT	Bond	0-10%
	Short-Term Bond	0-10%

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities, U.S. and foreign debt securities (including those rated below investment grade), short-term investments, and derivatives. The following table shows the Portfolio’s target allocation for the various asset classes listed above and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Cap	37.00%	Small Cap	13.00%
Maxim Janus Large Cap Growth Portfolio		Maxim Small-Cap Growth Portfolio
Maxim T. Rowe Price Equity/Income Portfolio		Maxim Loomis Sayles Small-Cap Value Portfolio
Putnam Equity Income Fund A		Maxim Small-Cap Value Portfolio
Mid Cap	23.00%	International	27.00%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim MFS International Growth Portfolio
Maxim MidCap Value Portfolio		Maxim Invesco ADR Portfolio
Putnam Midcap Value Fund A		Maxim MFS International Value Portfolio

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocations. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the asset allocations at any time and without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio. The primary risks are the same as those associated with equity securities. Secondary risks are the same as those associated with debt securities.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that he market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the past ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	20.56%
Worst Quarter	December 2008	-24.09%

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Aggressive Profile I Portfolio	33.01%	1.43%	1.72%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	28.30%	0.93%	-0.27%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	32.46%	4.02%	1.58%

Investment Adviser

MCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM. Mr. Corbett has managed the Portfolio since 1997.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Conservative Profile II Portfolio

Investment Objective

The Portfolio’s investment objective is to seek capital preservation primarily through investments in Underlying Portfolios (defined below) that emphasize fixed income investments.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.73%
Total Annual Portfolio Operating Expenses[2]	0.83%

1 The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio’s 2011 fiscal year.

2 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$85	$265	$460	$1,025

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year ended December 31, 2009, the Portfolio’s turnover rate was 31.67% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest primarily in mutual funds managed by MCM or its affiliates, and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”). The mutual funds and the GWL&A Contract are referred to as the “Underlying Portfolios.” The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor’s risk tolerance, investment time horizons and personal objectives. The Portfolio has a high emphasis on income and a low emphasis on growth of capital. The risk of principal for the Portfolio is low.

The following table describes the asset allocation ranges for the Portfolio:

EQUITY	International	0-15%
	Small Cap	0-15%
	Mid Cap	0-15%
	Large Cap	10-40%
DEBT	Bond	30-50%
	Short-Term Bond	25-45%

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities, U.S. and foreign debt securities (including those rated below investment grade), short-term investments, and derivatives. The following table shows the Portfolio’s target allocation for the various asset classes listed above and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Cap	16.00%	International	7.00%
Maxim Janus Large Cap Growth Portfolio		Maxim MFS International Growth Portfolio
Maxim T. Rowe Price Equity/Income Portfolio		Maxim Invesco ADR Portfolio
Putnam Equity Income Fund A		Maxim MFS International Value Portfolio
Mid Cap	7.00%	Bond	41.00%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim U.S. Government Mortgage Securities Portfolio
Maxim MidCap Value Portfolio		Maxim Federated Bond Portfolio
Putnam Midcap Value Fund A		Maxim Global Bond Portfolio
Small Cap	0.00%	Maxim Putnam High Yield Bond Portfolio
Maxim Loomis Sayles Small-Cap Value Portfolio		Putnam High Yield Advantage Fund A

Maxim Small-Cap Value Portfolio	Short-Term Bond	29.00%
GWL&A Contract
Maxim Short Duration Bond Portfolio

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocations. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the asset allocations at any time and without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio. The primary risks are the same as those associated with debt securities. Secondary risks are the same as those associated with equity securities.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that he market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	10.50%
Worst Quarter	December 2008	-6.97%

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Conservative Profile II Portfolio	20.51%	4.38%	4.00%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	28.30%	0.93%	-0.27%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	32.46%	4.02%	1.58%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	6.33%
Barclays Capital 1-3 Year Credit Bond Index (reflects no deduction for fees, expenses or taxes)	11.59%	4.81%	5.45%

Investment Adviser

MCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM. Mr. Corbett has managed the Portfolio since 1999.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Moderately Conservative Profile II Portfolio

Investment Objective

The Portfolio’s investment objective is to seek income and capital appreciation primarily through investments in Underlying Portfolios (defined below) that emphasize fixed income investments and, to a lesser degree, in Underlying Portfolios that emphasize equity investments.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.80%
Total Annual Portfolio Operating Expenses[2]	0.90%

1 The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio’s 2011 fiscal year.

2 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$92	$287	$498	$1,108

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year ended December 31, 2009, the Portfolio’s turnover rate was 59.19% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest primarily in mutual funds managed by MCM or its affiliates, and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”). The mutual funds and the GWL&A Contract are referred to as the “Underlying Portfolios.” The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor’s risk tolerance, investment time horizons and personal objectives. The Portfolio has a medium to high emphasis on income and a low to medium emphasis on growth of capital. The risk of principal for the Portfolio is medium.

The following table describes the asset allocation ranges for the Portfolio:

EQUITY	International	0-30%
	Small Cap	0-15%
	Mid Cap	0-25%
	Large Cap	10-40%
DEBT	Bond	20-40%
	Short-Term Bond	10-30%

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities, U.S. and foreign debt securities (including those rated below investment grade), short-term investments, and derivatives. The following table shows the Portfolio’s target allocation for the various asset classes listed above and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Cap	23.00%	International	11.00%
Maxim Janus Large Cap Growth Portfolio		Maxim MFS International Growth Portfolio
Maxim T. Rowe Price Equity/Income Portfolio		Maxim Invesco ADR Portfolio
Putnam Equity Income Fund A		Maxim MFS International Value Portfolio
Mid Cap	8.00%	Bond	33.00%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim U.S. Government Mortgage Securities Portfolio
Maxim MidCap Value Portfolio		Maxim Federated Bond Portfolio
Putnam Midcap Value Fund A		Maxim Global Bond Portfolio
Small Cap	3.00%	Maxim Putnam High Yield Bond Portfolio
Maxim Loomis Sayles Small-Cap Value Portfolio		Putnam High Yield Advantage Fund A
Maxim Small-Cap Value Portfolio		Short-Term Bond	22.00%
		GWL&A Contract
		Maxim Short Duration Bond Portfolio

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocations. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the asset allocations at any time and without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio. The primary risks are the same as those associated with debt securities. Secondary risks are the same as those associated with equity securities.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that he market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	12.07%
Worst Quarter	December 2008	-9.41%

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Moderately Conservative Profile II Portfolio	22.30%	4.48%	3.29%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	28.30%	0.93%	-0.27%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	32.46%	4.02%	1.58%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	6.33%
Barclays Capital 1-3 Year Credit Bond Index (reflects no deduction for fees, expenses or taxes)	11.59%	4.81%	5.45%

Investment Adviser

MCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM. Mr. Corbett has managed the Portfolio since 1999.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Moderate Profile II Portfolio

Investment Objective

The Portfolio’s investment objective is to seek long-term capital appreciation primarily through investments in Underlying Portfolios (defined below) with a relatively equal emphasis on equity and fixed income investments.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.88%
Total Annual Portfolio Operating Expenses[2]	0.98%

1 The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio’s 2011 fiscal year.

2 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$100	$312	$542	$1,201

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year ended December 31, 2009, the Portfolio’s turnover rate was 25.46% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest primarily in mutual funds managed by MCM or its affiliates, and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”). The mutual funds and the GWL&A Contract are referred to as the “Underlying Portfolios.” The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor’s risk tolerance, investment time horizons and personal objectives. The Portfolio has a medium emphasis on income and a medium to high emphasis on growth of capital. The risk of principal for the Portfolio is medium.

The following table describes the asset allocation ranges for the Portfolio:

EQUITY	International	0-30%
	Small Cap	0-25%
	Mid Cap	0-30%
	Large Cap	15-45%
DEBT	Bond	5-25%
	Short-Term Bond	5-25%

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities, U.S. and foreign debt securities (including those rated below investment grade), short-term investments, and derivatives. The following table shows the Portfolio’s target allocation for the various asset classes listed above and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Cap	28.00%	International	16.00%
Maxim Janus Large Cap Growth Portfolio		Maxim MFS International Growth Portfolio
Maxim T. Rowe Price Equity/Income Portfolio		Maxim Invesco ADR Portfolio
Putnam Equity Income Fund A		Maxim MFS International Value Portfolio
Mid Cap	10.00%	Bond	24.00%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim U.S. Government Mortgage Securities Portfolio
Maxim MidCap Value Portfolio		Maxim Federated Bond Portfolio
Putnam Midcap Value Fund A		Maxim Global Bond Portfolio
Small Cap	6.00%	Maxim Putnam High Yield Bond Portfolio
Maxim Small-Cap Growth Portfolio		Putnam High Yield Advantage Fund A
Maxim Loomis Sayles Small-Cap Value Portfolio		Short-Term Bond	16.00%
Maxim Small-Cap Value Portfolio		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocations. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the asset allocations at any time and without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio. The primary risks are the same as those associated with equity securities. Secondary risks are the same as those associated with debt securities.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that he market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	14.21%
Worst Quarter	December 2008	-11.88%

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Moderate Profile II Portfolio	24.67%	4.16%	3.10%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	28.30%	0.93%	-0.27%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	32.46%	4.02%	1.58%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	6.33%
Barclays Capital 1-3 Year Credit Bond Index (reflects no deduction for fees, expenses or taxes)	11.59%	4.81%	5.45%

Investment Adviser

MCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM. Mr. Corbett has managed the Portfolio since 1999.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Moderately Aggressive Profile II Portfolio

Investment Objective

The Portfolio’s investment objective is to seek long-term capital appreciation primarily through investments in Underlying Portfolios (defined below) that emphasize equity investments and, to a lesser degree, in Underlying Portfolios that emphasize fixed income investments.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.99%
Total Annual Portfolio Operating Expenses[2]	1.09%

1 The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio’s 2011 fiscal year.

2 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$111	$347	$601	$1,329

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year ended December 31, 2009, the Portfolio’s turnover rate was 35.81% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest primarily in mutual funds managed by MCM or its affiliates, and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”). The mutual funds and the GWL&A Contract are referred to as the “Underlying Portfolios.” The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor’s risk tolerance, investment time horizons and personal objectives. The Portfolio has a low emphasis on income and a medium to high emphasis on growth of capital. The risk of principal for the Portfolio is high.

The following table describes the asset allocation ranges for the Portfolio:

EQUITY	International	5-35%
	Small Cap	0-25%
	Mid Cap	5-35%
	Large Cap	20-50%
DEBT	Bond	5-25%
	Short-Term Bond	0-10%

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities, U.S. and foreign debt securities (including those rated below investment grade), short-term investments, and derivatives. The following table shows the Portfolio’s target allocation for the various asset classes listed above and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Cap	30.00%	International	19.00%
Maxim Janus Large Cap Growth Portfolio		Maxim MFS International Growth Portfolio
Maxim T. Rowe Price Equity/Income Portfolio		Maxim Invesco ADR Portfolio
Putnam Equity Income Fund A		Maxim MFS International Value Portfolio
Mid Cap	16.00%	Bond	18.00%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim U.S. Government Mortgage Securities Portfolio
Maxim MidCap Value Portfolio		Maxim Federated Bond Portfolio
Putnam Midcap Value Fund A		Maxim Global Bond Portfolio
Small Cap	8.00%	Maxim Putnam High Yield Bond Portfolio
Maxim Small-Cap Growth Portfolio		Putnam High Yield Advantage Fund A
Maxim Loomis Sayles Small-Cap Value Portfolio		Short-Term Bond	9.00%
Maxim Small-Cap Value Portfolio		GWL&A Contract

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocations. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the asset allocations at any time and without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio. The primary risks are the same as those associated with equity securities. Secondary risks are the same as those associated with debt securities.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that he market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	17.16%
Worst Quarter	December 2008	-16.71%

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Moderately Aggressive Profile II Portfolio	28.93%	3.49%	2.02%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	28.30%	0.93%	-0.27%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	32.46%	4.02%	1.58%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	6.33%
Barclays Capital 1-3 Year Credit Bond Index (reflects no deduction for fees, expenses or taxes)	11.59%	4.81%	5.45%

Investment Adviser

MCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM. Mr. Corbett has managed the Portfolio since 1999.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Aggressive Profile II Portfolio

Investment Objective

The Portfolio’s investment objective is to seek long-term capital appreciation primarily through investments in Underlying Portfolios (defined below) that emphasize equity investments.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	1.14%
Total Annual Portfolio Operating Expenses[2]	1.24%

1 The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio’s 2011 fiscal year.

2 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$126	$393	$681	$1,500

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year ended December 31, 2009, the Portfolio’s turnover rate was 22.88% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest primarily in mutual funds managed by MCM or its affiliates, and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”). The mutual funds and the GWL&A Contract are referred to as the “Underlying Portfolios.” The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor’s risk tolerance, investment time horizons and personal objectives. The Portfolio has a low emphasis on income and a high emphasis on growth of capital. The risk of principal for the Portfolio is high.

The following table describes the asset allocation ranges for the Portfolio:

EQUITY	International	10-40%
	Small Cap	5-35%
	Mid Cap	15-45%
	Large Cap	10-40%
DEBT	Bond	0-10%
	Short-Term Bond	0-10%

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities, U.S. and foreign debt securities (including those rated below investment grade), short-term investments, and derivatives. The following table shows the Portfolio’s target allocation for the various asset classes listed above and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Cap	37.00%	Small Cap	13.00%
Maxim Janus Large Cap Growth Portfolio		Maxim Small-Cap Growth Portfolio
Maxim T. Rowe Price Equity/Income Portfolio		Maxim Loomis Sayles Small-Cap Value Portfolio
Putnam Equity Income Fund A		Maxim Small-Cap Value Portfolio
Mid Cap	23.00%	International	27.00%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim MFS International Growth Portfolio
Maxim MidCap Value Portfolio		Maxim Invesco ADR Portfolio
Putnam Midcap Value Fund A		Maxim MFS International Value Portfolio

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocations. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the asset allocations at any time and without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio. The primary risks are the same as those associated with equity securities. Secondary risks are the same as those associated with debt securities.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that he market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	20.52%
Worst Quarter	December 2008	-24.00%

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Aggressive Profile II Portfolio	33.02%	1.57%	0.89%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	28.30%	0.93%	-0.27%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	32.46%	4.02%	1.58%

Investment Adviser

MCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM. Mr. Corbett has managed the Portfolio since 1999.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Lifetime 2015 Portfolio I

Investment Objective

The Portfolio’s investment objective is to seek capital appreciation and income consistent with its current asset allocation. After 2015, the investment objective is to seek income and secondarily, capital growth.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class T	Class T1	Class L
Management Fees	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	0.74%	0.74%	0.74%
Total Annual Portfolio Operating Expenses[2]	0.86%	0.96%	1.11%

1 The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio’s 2011 fiscal year.

2 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim Lifetime 2015 Portfolio I	1 Year	3 Years	5 Years	10 Years
Class T	$88	$274	$477	$1,061
Class T1	$98	$306	$531	$1,178
Class L	$113	$353	$612	$1,352

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. From the Portfolio’s commencement of operations on May 1, 2009 through December 31, 2009, the Portfolio’s turnover rate was 18.01% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of mutual funds and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2015 (which is assumed to be at age 65). The mutual funds and the GWL&A Contract are referred to as the “Underlying Portfolios.” The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2015, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 30-50% of its net assets in Underlying Portfolios that invest primarily in equity securities and 50-70 % of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio I series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio II or Portfolio III series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed-income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio’s target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	3.96%	International Large Blend	3.45%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	1.56%
Large Blend	7.20%	Maxim MFS International Growth Portfolio

Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	3.26%	Diversified Emerging Markets	1.70%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	2.00%	Intermediate-Term Bond	27.37%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	3.10%	High Yield Bond	7.00%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	1.10%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	6.80%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Global Bond Portfolio
Small Value	1.00%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	10.80%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	1.80%	Real Estate	5.00%
Maxim Index 600 Portfolio		First American Real Estate Securities Portfolio Y
Small Growth	0.80%	Global Real Estate	2.10%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Short-Term Income/Cash	8.10%
International Large Value	1.90%	Maxim Short Duration Bond Portfolio
Harbor International Fund Inv		Maxim Money Market Portfolio
Maxim Invesco ADR Portfolio		GWL&A Contract

Effective December 31, 2010, MCM added mid blend, international large blend, diversified emerging markets, real estate, and global real estate as new asset classes, and modified the target allocations and Underlying Portfolios accordingly. To minimize the impact of reallocations on the Portfolio’s performance, the Portfolio will move to the new target allocations and Underlying Portfolios gradually over a several week period following December 31, 2010.

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio’s target asset allocations among U.S. equity, foreign equity, fixed-income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio’s neutral allocations (without any tactical adjustments by MCM). The Portfolio’s actual asset allocation may differ from this illustration to reflect MCM’s tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, the Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

No portfolio performance data is provided because the Portfolio commenced operations on May 1, 2009. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Investment Adviser

MCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM. Mr. Corbett has managed the Portfolio since 2009.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Lifetime 2015 Portfolio II

Investment Objective

The Portfolio’s investment objective is to seek capital appreciation and income consistent with its current asset allocation. After 2015, the investment objective is to seek income and secondarily, capital growth.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class T	Class T1	Class L
Management Fees	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	0.76%	0.76%	0.76%
Total Annual Portfolio Operating Expenses[2]	0.88%	0.98%	1.13%

1 The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio’s 2011 fiscal year.

2 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim Lifetime 2015 Portfolio II	1 Year	3 Years	5 Years	10 Years
Class T	$90	$281	$488	$1,084
Class T1	$100	$312	$542	$1,201
Class L	$115	$359	$622	$1,375

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. From the Portfolio’s commencement of operations on May 1, 2009 through December 31, 2009, the Portfolio’s turnover rate was 104.47% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of mutual funds and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2015 (which is assumed to be at age 65). The mutual funds and the GWL&A Contract are referred to as the “Underlying Portfolios.” The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2015, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 40-60% of its net assets in Underlying Portfolios that invest primarily in equity securities and 40-60% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio II series are generally expected to pursue a more moderate allocation strategy relative to the Portfolio I or Portfolio III series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed-income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio’s target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	5.20%	International Large Blend	4.55%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	2.06%
Large Blend	9.45%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	4.26%	Diversified Emerging Markets	2.30%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	2.66%	Intermediate-Term Bond	22.76%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	4.05%	High Yield Bond	5.70%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	1.40%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	5.60%
Maxim T. Rowe Price MidCap Growth		Maxim Global Bond Portfolio

Portfolio
Small Value	1.30%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	9.00%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	2.35%	Real Estate	5.00%
Maxim Index 600 Portfolio		First American Real Estate Securities Portfolio Y
Small Growth	1.06%	Global Real Estate	2.10%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Short-Term Income/Cash	6.70%
International Large Value	2.50%	Maxim Short Duration Bond Portfolio
Harbor International Fund Inv		Maxim Money Market Portfolio
Maxim Invesco ADR Portfolio		GWL&A Contract

Effective December 31, 2010, MCM added mid blend, international large blend, diversified emerging markets, real estate, and global real estate as new asset classes, and modified the target allocations and Underlying Portfolios accordingly. To minimize the impact of reallocations on the Portfolio’s performance, the Portfolio will move to the new target allocations and Underlying Portfolios gradually over a several week period following December 31, 2010.

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio’s target asset allocations among U.S. equity, foreign equity, fixed-income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio’s neutral allocations (without any tactical adjustments by MCM). The Portfolio’s actual asset allocation may differ from this illustration to reflect MCM’s tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, the Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

No portfolio performance data is provided because the Portfolio commenced operations on May 1, 2009. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Investment Adviser

MCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM. Mr. Corbett has managed the Portfolio since 2009.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Lifetime 2015 Portfolio III

Investment Objective

The Portfolio’s investment objective is to seek capital appreciation and income consistent with its current asset allocation. After 2015, the investment objective is to seek income and secondarily, capital growth.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class T	Class T1	Class L
Management Fees	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	0.79%	0.79%	0.79%
Total Annual Portfolio Operating Expenses[2]	0.91%	1.01%	1.16%

1 The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio’s 2011 fiscal year.

2 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim Lifetime 2015 Portfolio III	1 Year	3 Years	5 Years	10 Years
Class T	$93	$290	$504	$1,120
Class T1	$103	$322	$558	$1,236
Class L	$118	$368	$638	$1,409

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. From the Portfolio’s commencement of operations on May 1, 2009 through December 31, 2009, the Portfolio’s turnover rate was 64.50% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of mutual funds and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2015 (which is assumed to be at age 65). The mutual funds and the GWL&A Contract are referred to as the “Underlying Portfolios.” The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2015, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed-income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio’s target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	6.70%	International Large Blend	5.85%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	2.66%
Large Blend	12.15%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	5.46%	Diversified Emerging Markets	2.90%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	3.40%	Intermediate-Term Bond	17.26%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	5.20%	High Yield Bond	4.30%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	1.80%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	4.30%
Maxim T. Rowe Price MidCap Growth		Maxim Global Bond Portfolio

Portfolio
Small Value	1.66%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	6.80%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	3.00%	Real Estate	5.00%
Maxim Index 600 Portfolio		First American Real Estate Securities Portfolio Y
Small Growth	1.36%	Global Real Estate	2.10%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Short-Term Income/Cash	5.00%
International Large Value	3.20%	Maxim Short Duration Bond Portfolio
Harbor International Fund Inv		Maxim Money Market Portfolio
Maxim Invesco ADR Portfolio		GWL&A Contract

Effective December 31, 2010, MCM added mid blend, international large blend, diversified emerging markets, real estate, and global real estate as new asset classes, and modified the target allocations and Underlying Portfolios accordingly. To minimize the impact of reallocations on the Portfolio’s performance, the Portfolio will move to the new target allocations and Underlying Portfolios gradually over a several week period following December 31, 2010.

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio’s target asset allocations among U.S. equity, foreign equity, fixed-income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio’s neutral allocations (without any tactical adjustments by MCM). The Portfolio’s actual asset allocation may differ from this illustration to reflect MCM’s tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, the Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

No portfolio performance data is provided because the Portfolio commenced operations on May 1, 2009. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Investment Adviser

MCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM. Mr. Corbett has managed the Portfolio since 2009.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Lifetime 2025 Portfolio I

Investment Objective

The Portfolio’s investment objective is to seek capital appreciation and income consistent with its current asset allocation. After 2025, the investment objective is to seek income and secondarily, capital growth.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class T	Class T1	Class L
Management Fees	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	0.80%	0.80%	0.80%
Total Annual Portfolio Operating Expenses[2]	0.92%	1.02%	1.17%

1 The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio’s 2011 fiscal year.

2 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim Lifetime 2025 Portfolio I	1 Year	3 Years	5 Years	10 Years
Class T	$94	$293	$509	$1,131
Class T1	$104	$325	$563	$1,248
Class L	$119	$372	$644	$1,420

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. From the Portfolio’s commencement of operations on May 1, 2009 through December 31, 2009, the Portfolio’s turnover rate was 24.28% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of mutual funds and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2025 (which is assumed to be at age 65). The mutual funds and the GWL&A Contract are referred to as the “Underlying Portfolios.” The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2025, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio I series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio II or Portfolio III series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed-income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio’s target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	5.50%	International Large Blend	5.65%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	2.56%
Large Blend	10.00%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	4.50%	Diversified Emerging Markets	3.30%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	2.80%	Intermediate-Term Bond	23.37%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	4.30%	High Yield Bond	5.90%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	1.50%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	6.50%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Global Bond Portfolio
Small Value	1.66%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	4.80%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	3.00%	Real Estate	4.30%
Maxim Index 600 Portfolio		First American Real Estate Securities Portfolio Y
Small Growth	1.36%	Global Real Estate	2.30%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Short-Term Income/Cash	3.60%
International Large Value	3.10%	Maxim Short Duration Bond Portfolio
Harbor International Fund Inv		Maxim Money Market Portfolio
Maxim Invesco ADR Portfolio		GWL&A Contract

Effective December 31, 2010, MCM added mid blend, international large blend, diversified emerging markets, real estate, and global real estate as new asset classes, and modified the target allocations and Underlying Portfolios accordingly. To minimize the impact of reallocations on the Portfolio’s performance, the Portfolio will move to the new target allocations and Underlying Portfolios gradually over a several week period following December 31, 2010.

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio’s target asset allocations among U.S. equity, foreign equity, fixed-income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio’s neutral allocations (without any tactical adjustments by MCM). The Portfolio’s actual asset allocation may differ from this illustration to reflect MCM’s tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, the Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

No portfolio performance data is provided because the Portfolio commenced operations on May 1, 2009. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Investment Adviser

MCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM. Mr. Corbett has managed the Portfolio since 2009.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Lifetime 2025 Portfolio II

Investment Objective

The Portfolio’s investment objective is to seek capital appreciation and income consistent with its current asset allocation. After 2025, the investment objective is to seek income and secondarily, capital growth.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class T	Class T1	Class L
Management Fees	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	0.83%	0.83%	0.83%
Total Annual Portfolio Operating Expenses[2]	0.95%	1.05%	1.20%

1 The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio’s 2011 fiscal year.

2 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim Lifetime 2025 Portfolio II	1 Year	3 Years	5 Years	10 Years
Class T	$97	$303	$525	$1,166
Class T1	$107	$334	$579	$1,283
Class L	$122	$381	$660	$1,455

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. From the Portfolio’s commencement of operations on May 1, 2009 through December 31, 2009, the Portfolio’s turnover rate was 14.49% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of mutual funds and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2025 (which is assumed to be at age 65). The mutual funds and the GWL&A Contract are referred to as the “Underlying Portfolios.” The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2025, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 60-80% of its net assets in Underlying Portfolios that invest primarily in equity securities and 20-40% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio II series are generally expected to pursue a more moderate allocation strategy relative to the Portfolio I or Portfolio III series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed-income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio’s target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	7.10%	International Large Blend	7.35%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	3.30%
Large Blend	12.90%	Maxim MFS International Growth Portfolio

Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	5.80%	Diversified Emerging Markets	4.20%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	3.60%	Intermediate-Term Bond	15.97%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	5.55%	High Yield Bond	4.00%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	1.96%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	4.30%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Global Bond Portfolio
Small Value	2.10%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	3.20%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	3.85%	Real Estate	4.30%
Maxim Index 600 Portfolio		First American Real Estate Securities Portfolio Y
Small Growth	1.76%	Global Real Estate	2.30%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Short-Term Income/Cash	2.40%
International Large Value	4.06%	Maxim Short Duration Bond Portfolio
Harbor International Fund Inv		Maxim Money Market Portfolio
Maxim Invesco ADR Portfolio		GWL&A Contract

Effective December 31, 2010, MCM added mid blend, international large blend, diversified emerging markets, real estate, and global real estate as new asset classes, and modified the target allocations and Underlying Portfolios accordingly. To minimize the impact of reallocations on the Portfolio’s performance, the Portfolio will move to the new target allocations and Underlying Portfolios gradually over a several week period following December 31, 2010.

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio’s target asset allocations among U.S. equity, foreign equity, fixed-income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio’s neutral allocations (without any tactical adjustments by MCM). The Portfolio’s actual asset allocation may differ from this illustration to reflect MCM’s tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, the Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

No portfolio performance data is provided because the Portfolio commenced operations on May 1, 2009. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Investment Adviser

MCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM. Mr. Corbett has managed the Portfolio since 2009.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,”

“Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Lifetime 2025 Portfolio III

Investment Objective

The Portfolio’s investment objective is to seek capital appreciation and income consistent with its current asset allocation. After 2025, the investment objective is to seek income and secondarily, capital growth.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class T	Class T1	Class L
Management Fees	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	0.85%	0.85%	0.85%
Total Annual Portfolio Operating Expenses[2]	0.97%	1.07%	1.22%

1 The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio’s 2011 fiscal year.

2 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim Lifetime 2025 Portfolio III	1 Year	3 Years	5 Years	10 Years
Class T	$99	$309	$536	$1,190
Class T1	$109	$340	$590	$1,306
Class L	$124	$387	$670	$1,477

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. From the Portfolio’s commencement of operations on May 1, 2009 through December 31, 2009, the Portfolio’s turnover rate was 107.97% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of mutual funds and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2025 (which is assumed to be at age 65). The mutual funds and the GWL&A Contract are referred to as the “Underlying Portfolios.” The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2025, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 75-95% of its net assets in Underlying Portfolios that invest primarily in equity securities and 5-25% of its net assets in Underlying Portfolios that invest in fixed income securities. Over time, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed-income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio’s target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	8.56%	International Large Blend	8.80%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	3.96%
Large Blend	15.55%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	7.00%	Diversified Emerging Markets	5.10%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	4.36%	Intermediate-Term Bond	8.74%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	6.70%	High Yield Bond	2.30%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	2.36%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	2.50%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Global Bond Portfolio

Small Value	2.56%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	1.90%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	4.65%	Real Estate	4.30%
Maxim Index 600 Portfolio		First American Real Estate Securities Portfolio Y
Small Growth	2.10%	Global Real Estate	2.30%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Short-Term Income/Cash	1.40%
International Large Value	4.86%	Maxim Short Duration Bond Portfolio
Harbor International Fund Inv		Maxim Money Market Portfolio
Maxim Invesco ADR Portfolio		GWL&A Contract

Effective December 31, 2010, MCM added mid blend, international large blend, diversified emerging markets, real estate, and global real estate as new asset classes, and modified the target allocations and Underlying Portfolios accordingly. To minimize the impact of reallocations on the Portfolio’s performance, the Portfolio will move to the new target allocations and Underlying Portfolios gradually over a several week period following December 31, 2010.

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio’s target asset allocations among U.S. equity, foreign equity, fixed-income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio’s neutral allocations (without any tactical adjustments by MCM). The Portfolio’s actual asset allocation may differ from this illustration to reflect MCM’s tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, the Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

No portfolio performance data is provided because the Portfolio commenced operations on May 1, 2009. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Investment Adviser

MCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM. Mr. Corbett has managed the Portfolio since 2009.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Lifetime 2035 Portfolio I

Investment Objective

The Portfolio’s investment objective is to seek capital appreciation and income consistent with its current asset allocation. After 2035, the investment objective is to seek income and secondarily, capital growth.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class T	Class T1	Class L
Management Fees	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	0.86%	0.86%	0.86%
Total Annual Portfolio Operating Expenses[2]	0.98%	1.08%	1.23%

1 The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio’s 2011 fiscal year.

2 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim Lifetime 2035 Portfolio I	1 Year	3 Years	5 Years	10 Years
Class T	$100	$312	$542	$1,201
Class T1	$110	$343	$595	$1,317
Class L	$125	$390	$676	$1,489

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. From the Portfolio’s commencement of operations on May 1, 2009 through December 31, 2009, the Portfolio’s turnover rate was 8.97% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of mutual funds and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2035 (which is assumed to be at age 65). The mutual funds and the GWL&A Contract are referred to as the “Underlying Portfolios.” The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2035, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 60-90% of its net assets in Underlying Portfolios that invest primarily in equity securities and 10-40% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio I series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio II or Portfolio III series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed-income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio’s target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	7.20%	International Large Blend	8.65%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	3.90%
Large Blend	12.75%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	5.90%	Diversified Emerging Markets	5.70%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	3.66%	Intermediate-Term Bond	14.70%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	5.60%	High Yield Bond	3.70%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	1.96%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	4.40%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Global Bond Portfolio
Small Value	2.56%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	1.00%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	4.60%	Real Estate	3.70%
Maxim Index 600 Portfolio		First American Real Estate Securities Portfolio Y
Small Growth	2.06%	Global Real Estate	2.40%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Short-Term Income/Cash	0.80%
International Large Value	4.76%	Maxim Short Duration Bond Portfolio
Harbor International Fund Inv		Maxim Money Market Portfolio
Maxim Invesco ADR Portfolio		GWL&A Contract

Effective December 31, 2010, MCM added mid blend, international large blend, diversified emerging markets, real estate, and global real estate as new asset classes, and modified the target allocations and Underlying Portfolios accordingly. To minimize the impact of reallocations on the Portfolio’s performance, the Portfolio will move to the new target allocations and Underlying Portfolios gradually over a several week period following December 31, 2010.

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio’s target asset allocations among U.S. equity, foreign equity, fixed-income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio’s neutral allocations (without any tactical adjustments by MCM). The Portfolio’s actual asset allocation may differ from this illustration to reflect MCM’s tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, the Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

No portfolio performance data is provided because the Portfolio commenced operations on May 1, 2009. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Investment Adviser

MCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM. Mr. Corbett has managed the Portfolio since 2009.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Lifetime 2035 Portfolio II

Investment Objective

The Portfolio’s investment objective is to seek capital appreciation and income consistent with its current asset allocation. After 2035, the investment objective is to seek income and secondarily, capital growth.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class T	Class T1	Class L
Management Fees	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	0.88%	0.88%	0.88%
Total Annual Portfolio Operating Expenses[2]	1.00%	1.10%	1.25%

1 The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio’s 2011 fiscal year.

2 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim Lifetime 2035 Portfolio II	1 Year	3 Years	5 Years	10 Years
Class T	$102	$318	$552	$1,225
Class T1	$112	$350	$606	$1,340
Class L	$127	$397	$686	$1,511

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. From the Portfolio’s commencement of operations on May 1, 2009 through December 31, 2009, the Portfolio’s turnover rate was 12.83% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of mutual funds and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2035 (which is assumed to be at age 65). The mutual funds and the GWL&A Contract are referred to as the “Underlying Portfolios.” The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2035, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 70-95% of its net assets in Underlying Portfolios that invest primarily in equity securities and 5-30% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio II series are generally expected to pursue a more moderate allocation strategy relative to the Portfolio I or Portfolio III series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed-income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio’s target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	8.40%	International Large Blend	10.10%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	4.56%
Large Blend	15.20%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	6.86%	Diversified Emerging Markets	6.60%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	4.26%	Intermediate-Term Bond	7.70%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	6.55%	High Yield Bond	1.90%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	2.30%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	2.30%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Global Bond Portfolio
Small Value	2.96%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	0.50%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	5.35%	Real Estate	3.70%
Maxim Index 600 Portfolio		First American Real Estate Securities Portfolio Y
Small Growth	2.40%	Global Real Estate	2.40%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Short-Term Income/Cash	0.40%
International Large Value	5.56%	Maxim Short Duration Bond Portfolio
Harbor International Fund Inv		Maxim Money Market Portfolio
Maxim Invesco ADR Portfolio		GWL&A Contract

Effective December 31, 2010, MCM added mid blend, international large blend, diversified emerging markets, real estate, and global real estate as new asset classes, and modified the target allocations and Underlying Portfolios accordingly. To minimize the impact of reallocations on the Portfolio’s performance, the Portfolio will move to the new target allocations and Underlying Portfolios gradually over a several week period following December 31, 2010.

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio’s target asset allocations among U.S. equity, foreign equity, fixed-income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio’s neutral allocations (without any tactical adjustments by MCM). The Portfolio’s actual asset allocation may differ from this illustration to reflect MCM’s tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, the Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

No portfolio performance data is provided because the Portfolio commenced operations on May 1, 2009. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Investment Adviser

MCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM. Mr. Corbett has managed the Portfolio since 2009.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Lifetime 2035 Portfolio III

Investment Objective

The Portfolio’s investment objective is to seek capital appreciation and income consistent with its current asset allocation. After 2035, the investment objective is to seek income and secondarily, capital growth.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class T	Class T1	Class L
Management Fees	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	0.89%	0.89%	0.89%
Total Annual Portfolio Operating Expenses[2]	1.01%	1.11%	1.26%

1 The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio’s 2011 fiscal year.

2 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim Lifetime 2035 Portfolio III	1 Year	3 Years	5 Years	10 Years
Class T	$103	$322	$558	$1,236
Class T1	$113	$353	$612	$1,352
Class L	$128	$400	$692	$1,523

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. From the Portfolio’s commencement of operations on May 1, 2009 through December 31, 2009, the Portfolio’s turnover rate was 26.97% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of mutual funds and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2035 (which is assumed to be at age 65). The mutual funds and the GWL&A Contract are referred to as the “Underlying Portfolios.” The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2035, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 80-98% of its net assets in Underlying Portfolios that invest primarily in equity securities and 2-20% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed-income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio’s target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	9.06%	International Large Blend	10.90%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	4.90%
Large Blend	16.13%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	7.40%	Diversified Emerging Markets	7.20%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	4.60%	Intermediate-Term Bond	3.90%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	7.05%	High Yield Bond	1.00%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	2.46%	Maxim Putnam High Yield Bond Portfolio

Wells Fargo Advantage Common Stock Fund A		Global Bond	1.20%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Global Bond Portfolio
Small Value	3.20%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	0.30%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	5.80%	Real Estate	3.70%
Maxim Index 600 Portfolio		First American Real Estate Securities Portfolio Y
Small Growth	2.60%	Global Real Estate	2.40%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Short-Term Income/Cash	0.20%
International Large Value	6.00%	Maxim Short Duration Bond Portfolio
Harbor International Fund Inv		Maxim Money Market Portfolio
Maxim Invesco ADR Portfolio		GWL&A Contract

Effective December 31, 2010, MCM added mid blend, international large blend, diversified emerging markets, real estate, and global real estate as new asset classes, and modified the target allocations and Underlying Portfolios accordingly. To minimize the impact of reallocations on the Portfolio’s performance, the Portfolio will move to the new target allocations and Underlying Portfolios gradually over a several week period following December 31, 2010.

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio’s target asset allocations among U.S. equity, foreign equity, fixed-income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio’s neutral allocations (without any tactical adjustments by MCM). The Portfolio’s actual asset allocation may differ from this illustration to reflect MCM’s tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, the Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

No portfolio performance data is provided because the Portfolio commenced operations on May 1, 2009. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Investment Adviser

MCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM. Mr. Corbett has managed the Portfolio since 2009.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Lifetime 2045 Portfolio I

Investment Objective

The Portfolio’s investment objective is to seek capital appreciation and income consistent with its current asset allocation. After 2045, the investment objective is to seek income and secondarily, capital growth.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class T	Class T1	Class L
Management Fees	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	0.88%	0.88%	0.88%
Total Annual Portfolio Operating Expenses[2]	1.00%	1.10%	1.25%

1 The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio’s 2011 fiscal year.

2 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim Lifetime 2045 Portfolio I	1 Year	3 Years	5 Years	10 Years
Class T	$102	$318	$552	$1,225
Class T1	$112	$350	$606	$1,340
Class L	$127	$397	$686	$1,511

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. From the Portfolio’s commencement of operations on May 1, 2009 through December 31, 2009, the Portfolio’s turnover rate was 24.95% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of mutual funds and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2045 (which is assumed to be at age 65). The mutual funds and the GWL&A Contract are referred to as the “Underlying Portfolios.” The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2045, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 65-90% of its net assets in Underlying Portfolios that invest primarily in equity securities and 10-35% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio I series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio II or Portfolio III series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed-income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio’s target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	7.46%	International Large Blend	10.30%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	4.66%
Large Blend	13.39%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	6.10%	Diversified Emerging Markets	7.70%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	3.76%	Intermediate-Term Bond	10.30%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	5.80%	High Yield Bond	2.60%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	2.06%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	3.50%

Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Global Bond Portfolio
Small Value	3.06%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	0.00%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	5.55%	Real Estate	3.10%
Maxim Index 600 Portfolio		First American Real Estate Securities Portfolio Y
Small Growth	2.50%	Global Real Estate	2.50%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Short-Term Income/Cash	0.00%
International Large Value	5.66%	Maxim Short Duration Bond Portfolio
Harbor International Fund Inv		Maxim Money Market Portfolio
Maxim Invesco ADR Portfolio		GWL&A Contract

Effective December 31, 2010, MCM added mid blend, international large blend, diversified emerging markets, real estate, and global real estate as new asset classes, and modified the target allocations and Underlying Portfolios accordingly. To minimize the impact of reallocations on the Portfolio’s performance, the Portfolio will move to the new target allocations and Underlying Portfolios gradually over a several week period following December 31, 2010.

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio’s target asset allocations among U.S. equity, foreign equity, fixed-income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio’s neutral allocations (without any tactical adjustments by MCM). The Portfolio’s actual asset allocation may differ from this illustration to reflect MCM’s tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, the Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

No portfolio performance data is provided because the Portfolio commenced operations on May 1, 2009. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Investment Adviser

MCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM. Mr. Corbett has managed the Portfolio since 2009.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Lifetime 2045 Portfolio II

Investment Objective

The Portfolio’s investment objective is to seek capital appreciation and income consistent with its current asset allocation. After 2045, the investment objective is to seek income and secondarily, capital growth.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class T	Class T1	Class L
Management Fees	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	0.89%	0.89%	0.89%
Total Annual Portfolio Operating Expenses[2]	1.01%	1.11%	1.26%

1 The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio’s 2011 fiscal year.

2 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim Lifetime 2045 Portfolio II	1 Year	3 Years	5 Years	10 Years
Class T	$103	$322	$558	$1,236
Class T1	$113	$353	$612	$1,352
Class L	$128	$400	$692	$1,523

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. From the Portfolio’s commencement of operations on May 1, 2009 through December 31, 2009, the Portfolio’s turnover rate was 22.29% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of mutual funds and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2045 (which is assumed to be at age 65). The mutual funds and the GWL&A Contract are referred to as the “Underlying Portfolios.” The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2045, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 75-95% of its net assets in Underlying Portfolios that invest primarily in equity securities and 5-25% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio II series are generally expected to pursue a more moderate allocation strategy relative to the Portfolio I or Portfolio III series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed-income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio’s target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	8.20%	International Large Blend	11.35%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	5.10%
Large Blend	14.75%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	6.70%	Diversified Emerging Markets	8.50%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	4.16%	Intermediate-Term Bond	5.40%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	6.40%	High Yield Bond	1.30%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	2.26%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	1.80%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Global Bond Portfolio
Small Value	3.36%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	0.00%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	6.10%	Real Estate	3.10%
Maxim Index 600 Portfolio		First American Real Estate Securities Portfolio Y
Small Growth	2.76%	Global Real Estate	2.50%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Short-Term Income/Cash	0.00%
International Large Value	6.26%	Maxim Short Duration Bond Portfolio
Harbor International Fund Inv		Maxim Money Market Portfolio
Maxim Invesco ADR Portfolio		GWL&A Contract

Effective December 31, 2010, MCM added mid blend, international large blend, diversified emerging markets, real estate, and global real estate as new asset classes, and modified the target allocations and Underlying Portfolios accordingly. To minimize the impact of reallocations on the Portfolio’s performance, the Portfolio will move to the new target allocations and Underlying Portfolios gradually over a several week period following December 31, 2010.

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio’s target asset allocations among U.S. equity, foreign equity, fixed-income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio’s neutral allocations (without any tactical adjustments by MCM). The Portfolio’s actual asset allocation may differ from this illustration to reflect MCM’s tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, the Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

No portfolio performance data is provided because the Portfolio commenced operations on May 1, 2009. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Investment Adviser

MCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM. Mr. Corbett has managed the Portfolio since 2009.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Lifetime 2045 Portfolio III

Investment Objective

The Portfolio’s investment objective is to seek capital appreciation and income consistent with its current asset allocation. After 2045, the investment objective is to seek income and secondarily, capital growth.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class T	Class T1	Class L
Management Fees	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	0.90%	0.90%	0.90%
Total Annual Portfolio Operating Expenses[2]	1.02%	1.12%	1.27%

1 The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio’s 2011 fiscal year.

2 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim Lifetime 2045 Portfolio III	1 Year	3 Years	5 Years	10 Years
Class T	$104	$325	$563	$1,248
Class T1	$114	$356	$617	$1,363
Class L	$129	$403	$697	$1,534

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. From the Portfolio’s commencement of operations on May 1, 2009 through December 31, 2009, the Portfolio’s turnover rate was 15.17% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of mutual funds and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2045 (which is assumed to be at age 65). The mutual funds and the GWL&A Contract are referred to as the “Underlying Portfolios.” The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2045, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 85-98% of its net assets in Underlying Portfolios that invest primarily in equity securities and 2-15% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed-income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio’s target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	8.50%	International Large Blend	11.80%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	5.30%
Large Blend	15.43%	Maxim MFS International Growth Portfolio

Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	6.96%	Diversified Emerging Markets	8.90%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	4.30%	Intermediate-Term Bond	3.20%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	6.60%	High Yield Bond	0.80%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	2.30%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	1.10%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Global Bond Portfolio
Small Value	3.50%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	0.00%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	6.35%	Real Estate	3.10%
Maxim Index 600 Portfolio		First American Real Estate Securities Portfolio Y
Small Growth	2.86%	Global Real Estate	2.50%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Short-Term Income/Cash	0.00%
International Large Value	6.50%	Maxim Short Duration Bond Portfolio
Harbor International Fund Inv		Maxim Money Market Portfolio
Maxim Invesco ADR Portfolio		GWL&A Contract

Effective December 31, 2010, MCM added mid blend, international large blend, diversified emerging markets, real estate, and global real estate as new asset classes, and modified the target allocations and Underlying Portfolios accordingly. To minimize the impact of reallocations on the Portfolio’s performance, the Portfolio will move to the new target allocations and Underlying Portfolios gradually over a several week period following December 31, 2010.

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio’s target asset allocations among U.S. equity, foreign equity, fixed-income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio’s neutral allocations (without any tactical adjustments by MCM). The Portfolio’s actual asset allocation may differ from this illustration to reflect MCM’s tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, the Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

No portfolio performance data is provided because the Portfolio commenced operations on May 1, 2009. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Investment Adviser

MCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM. Mr. Corbett has managed the Portfolio since 2009.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Lifetime 2055 Portfolio I

Investment Objective

The Portfolio’s investment objective is to seek capital appreciation and income consistent with its current asset allocation. After 2055, the investment objective is to seek income and secondarily, capital growth.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class T	Class T1	Class L
Management Fees	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	0.89%	0.89%	0.89%
Total Annual Portfolio Operating Expenses[2]	1.01%	1.11%	1.26%

1 The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio’s 2011 fiscal year.

2 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim Lifetime 2055 Portfolio I	1 Year	3 Years	5 Years	10 Years
Class T	$103	$322	$558	$1,236
Class T1	$113	$353	$612	$1,352
Class L	$128	$400	$692	$1,523

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. From the Portfolio’s commencement of operations on May 1, 2009 through December 31, 2009, the Portfolio’s turnover rate was 20.38% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of mutual funds and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2055 (which is assumed to be at age 65). The mutual funds and the GWL&A Contract are referred to as the “Underlying Portfolios.” The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2055, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 65-95% of its net assets in Underlying Portfolios that invest primarily in equity securities and 5-35% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio I series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio II or Portfolio III series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed-income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio’s target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	7.00%	International Large Blend	11.10%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	5.00%
Large Blend	12.68%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	5.70%	Diversified Emerging Markets	9.40%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	3.56%	Intermediate-Term Bond	9.10%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	5.45%	High Yield Bond	2.30%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	1.90%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	3.70%

Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Global Bond Portfolio
Small Value	3.76%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	0.00%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	5.95%	Real Estate	2.60%
Maxim Index 600 Portfolio		First American Real Estate Securities Portfolio Y
Small Growth	2.20%	Global Real Estate	2.50%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Short-Term Income/Cash	0.00%
International Large Value	6.10%	Maxim Short Duration Bond Portfolio
Harbor International Fund Inv		Maxim Money Market Portfolio
Maxim Invesco ADR Portfolio		GWL&A Contract

Effective December 31, 2010, MCM added mid blend, international large blend, diversified emerging markets, real estate, and global real estate as new asset classes, and modified the target allocations and Underlying Portfolios accordingly. To minimize the impact of reallocations on the Portfolio’s performance, the Portfolio will move to the new target allocations and Underlying Portfolios gradually over a several week period following December 31, 2010.

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio’s target asset allocations among U.S. equity, foreign equity, fixed-income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio’s neutral allocations (without any tactical adjustments by MCM). The Portfolio’s actual asset allocation may differ from this illustration to reflect MCM’s tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, the Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

No portfolio performance data is provided because the Portfolio commenced operations on May 1, 2009. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Investment Adviser

MCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM. Mr. Corbett has managed the Portfolio since 2009.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Lifetime 2055 Portfolio II

Investment Objective

The Portfolio’s investment objective is to seek capital appreciation and income consistent with its current asset allocation. After 2055, the investment objective is to seek income and secondarily, capital growth.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class T	Class T1	Class L
Management Fees	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	0.90%	0.90%	0.90%
Total Annual Portfolio Operating Expenses[2]	1.02%	1.12%	1.27%

1 The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio’s 2011 fiscal year.

2 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim Lifetime 2055 Portfolio II	1 Year	3 Years	5 Years	10 Years
Class T	$104	$325	$563	$1,248
Class T1	$114	$356	$617	$1,363
Class L	$129	$403	$697	$1,534

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. From the Portfolio’s commencement of operations on May 1, 2009 through December 31, 2009, the Portfolio’s turnover rate was 6.32% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of mutual funds and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2055 (which is assumed to be at age 65). The mutual funds and the GWL&A Contract are referred to as the “Underlying Portfolios.” The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2055, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 75-98% of its net assets in Underlying Portfolios that invest primarily in equity securities and 2-25% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio II series are generally expected to pursue a more moderate allocation strategy relative to the Portfolio I or Portfolio III series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed-income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio’s target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	7.60%	International Large Blend	12.10%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	5.46%
Large Blend	13.76%	Maxim MFS International Growth Portfolio
Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	6.20%	Diversified Emerging Markets	10.30%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	3.86%	Intermediate-Term Bond	4.80%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	5.90%	High Yield Bond	1.20%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	2.06%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	2.00%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Global Bond Portfolio
Small Value	4.10%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	0.00%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	6.50%	Real Estate	2.60%
Maxim Index 600 Portfolio		First American Real Estate Securities Portfolio Y
Small Growth	2.40%	Global Real Estate	2.50%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Short-Term Income/Cash	0.00%
International Large Value	6.66%	Maxim Short Duration Bond Portfolio
Harbor International Fund Inv		Maxim Money Market Portfolio
Maxim Invesco ADR Portfolio		GWL&A Contract

Effective December 31, 2010, MCM added mid blend, international large blend, diversified emerging markets, real estate, and global real estate as new asset classes, and modified the target allocations and Underlying Portfolios accordingly. To minimize the impact of reallocations on the Portfolio’s performance, the Portfolio will move to the new target allocations and Underlying Portfolios gradually over a several week period following December 31, 2010.

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio’s target asset allocations among U.S. equity, foreign equity, fixed-income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio’s neutral allocations (without any tactical adjustments by MCM). The Portfolio’s actual asset allocation may differ from this illustration to reflect MCM’s tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, the Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

No portfolio performance data is provided because the Portfolio commenced operations on May 1, 2009. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Investment Adviser

MCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM. Mr. Corbett has managed the Portfolio since 2009.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim Lifetime 2055 Portfolio III

Investment Objective

The Portfolio’s investment objective is to seek capital appreciation and income consistent with its current asset allocation. After 2055, the investment objective is to seek income and secondarily, capital growth.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class T	Class T1	Class L
Management Fees	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses	0.91%	0.91%	0.91%
Total Annual Portfolio Operating Expenses[1]	1.03%	1.13%	1.28%

1 The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio’s 2011 fiscal year.

2 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim Lifetime 2055 Portfolio III	1 Year	3 Years	5 Years	10 Years
Class T	$105	$328	$569	$1,259
Class T1	$115	$359	$622	$1,375
Class L	$130	$406	$702	$1,545

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. From the Portfolio’s commencement of operations on May 1, 2009 through December 31, 2009, the Portfolio’s turnover rate was 7.23% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of mutual funds and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2055 (which is assumed to be at age 65). The mutual funds and the GWL&A Contract are referred to as the “Underlying Portfolios.” The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2055, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 85-98% of its net assets in Underlying Portfolios that invest primarily in equity securities and 2-15% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed-income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio’s target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	7.86%	International Large Blend	12.55%
Maxim T. Rowe Price Equity/Income Portfolio		Maxim International Index Portfolio Initial
MFS Value Fund A		International Large Growth	5.66%
Large Blend	14.05%	Maxim MFS International Growth Portfolio

Maxim S&P 500® Index Portfolio		Invesco International Growth Fund I
Large Growth	6.46%	Diversified Emerging Markets	10.60%
American Century Growth Fund Inv		Invesco Developing Markets Fund I
Maxim Janus Large Cap Growth Portfolio		Oppenheimer Developing Markets Fund A
Mid Value	4.00%	Intermediate-Term Bond	3.00%
Goldman Sachs Mid Cap Value Fund A		Maxim Bond Index Portfolio
Perkins Mid Cap Value Fund S		Maxim Federated Bond Portfolio
Mid Blend	6.15%	High Yield Bond	0.80%
Maxim S&P MidCap 400® Index Portfolio Initial		Metropolitan West High Yield Bond Fund M
Mid Growth	2.16%	Maxim Putnam High Yield Bond Portfolio
Wells Fargo Advantage Common Stock Fund A		Global Bond	1.20%
Maxim T. Rowe Price MidCap Growth Portfolio		Maxim Global Bond Portfolio
Small Value	4.26%	Oppenheimer International Bond Fund A
Allianz NFJ Small Cap Value Fund A		Inflation-Protected Bond	0.00%
Maxim Loomis Sayles Small-Cap Value Portfolio		American Century Inflation Adjusted Bond Fund Inv
Small Blend	6.75%	Real Estate	2.60%
Maxim Index 600 Portfolio		First American Real Estate Securities Portfolio Y
Small Growth	2.50%	Global Real Estate	2.50%
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Short-Term Income/Cash	0.00%
International Large Value	6.90%	Maxim Short Duration Bond Portfolio
Harbor International Fund Inv		Maxim Money Market Portfolio
Maxim Invesco ADR Portfolio		GWL&A Contract

Effective December 31, 2010, MCM added mid blend, international large blend, diversified emerging markets, real estate, and global real estate as new asset classes, and modified the target allocations and Underlying Portfolios accordingly. To minimize the impact of reallocations on the Portfolio’s performance, the Portfolio will move to the new target allocations and Underlying Portfolios gradually over a several week period following December 31, 2010.

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio’s target asset allocations among U.S. equity, foreign equity, fixed-income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio’s neutral allocations (without any tactical adjustments by MCM). The Portfolio’s actual asset allocation may differ from this illustration to reflect MCM’s tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, the Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

No portfolio performance data is provided because the Portfolio commenced operations on May 1, 2009. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Investment Adviser

MCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM. Mr. Corbett has managed the Portfolio since 2009.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim SecureFoundationSM Lifetime 2015 Portfolio

Investment Objective

The Portfolio’s investment objective is to seek long-term capital appreciation and income consistent with its current asset allocation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not describe the fee for the Guarantee (“Guarantee Benefit Fee”), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class G	Class G1	Class L
Management Fees	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	0.55%	0.55%	0.55%
Total Annual Portfolio Operating Expenses[2]	0.67%	0.77%	0.92%

1 The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio’s 2011 fiscal year.

2 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim SecureFoundationSM Lifetime 2015 Portfolio	1 Year	3 Years
Class G	$68	$214
Class G1	$79	$246
Class L	$94	$293

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. From the Portfolio’s commencement of operations on November 13, 2009 through December 31, 2009, the Portfolio’s turnover rate was 1.15% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of mutual funds and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”) that is tailored for investors planning to retire in, or close to, 2015 (which is assumed to be at age 65). The mutual funds and the GWL&A Contract are referred to as the “Underlying Portfolios.” The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Under normal conditions, the Portfolio will invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities.

MCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Portfolios. The Portfolio currently invests primarily in Underlying Portfolios designed to track the performance of a specified securities index (“Index Portfolios”). Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities, fixed income securities, short-term investments, and derivatives. The following table shows the Portfolio’s target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Blend	34.8%	Intermediate-Term Bond	35.1%
Maxim S&P 500® Index Portfolio		Maxim Bond Index Portfolio
Small Blend	7.9%	Short-Term Income/Cash	5.6%
Maxim Index 600 Portfolio		GWL&A Contract
International Large Blend	16.6%
Maxim International Index Portfolio Initial

Effective December 31, 2010, MCM replaced the Ridgeworth International Equity Index Fund I with the Maxim International Index Portfolio and the Maxim Money Market Portfolio with the GWL&A Contract. To minimize the impact of reallocations on the Portfolio’s performance, the Portfolio will move to the Maxim International Index Portfolio and GWL&A Contract gradually over a several week period following December 31, 2010.

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change asset allocations at any time and without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios. MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolio.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small and Large Size Company Securities Risk - The stocks of small size companies often involve more risk and volatility than those of larger companies. Among other things, small size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - Investors who allocate account value to the Portfolio will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Portfolio’s investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; and there may be tax consequences associated with the Guarantee. The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. The Guarantee does not guarantee the investment performance of the Portfolio.

Performance

No portfolio performance data is provided because the Portfolio commenced operations on November 13, 2009. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Investment Adviser

MCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM. Mr. Corbett has managed the Portfolio since 2009.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim SecureFoundationSM Lifetime 2020 Portfolio

Investment Objective

The Portfolio’s investment objective is to seek long-term capital appreciation and income consistent with its current asset allocation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not describe the fee for the Guarantee (“Guarantee Benefit Fee”), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class G	Class G1	Class L
Management Fees	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	0.55%	0.55%	0.55%
Total Annual Portfolio Operating Expenses	0.67%	0.77%	0.92%

1 Because the Portfolio had not commenced operations as of the date of this Prospectus, the Acquired Fund (Underlying Portfolio) Fees and Expenses is an estimated annualized expense ratio of the Underlying Portfolios.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a

5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim SecureFoundationSM Lifetime 2020 Portfolio	1 Year	3 Years
Class G	$68	$214
Class G1	$79	$246
Class L	$94	$293

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of mutual funds and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”) that is tailored for investors planning to retire in, or close to, 2020 (which is assumed to be at age 65). The mutual funds and the GWL&A Contract are referred to as the “Underlying Portfolios.” The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Under normal conditions, the Portfolio will invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities.

MCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Portfolios. The Portfolio invests primarily in Underlying Portfolios designed to track the performance of a specified securities index (“Index Portfolios”). Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities, fixed income securities, short-term investments, and derivatives. The following table shows the Portfolio’s expected target allocation for the various asset classes at its inception, and the Underlying Portfolios in which the Portfolio expects to invest at its inception:

Large Blend	34.8%	Intermediate-Term Bond	35.1%
Maxim S&P 500® Index Portfolio		Maxim Bond Index Portfolio
Small Blend	7.9%	Short-Term Income/Cash	5.6%
Maxim Index 600 Portfolio		GWL&A Contract
International Large Blend	16.6%
Maxim International Index Portfolio Initial

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change asset allocations at any time and without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one

Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios. MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolio.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small and Large Size Company Securities Risk - The stocks of small size companies often involve more risk and volatility than those of larger companies. Among other things, small size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - Investors who allocate account value to the Portfolio will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Portfolio’s investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; and there may be tax consequences associated with the Guarantee. The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. The Guarantee does not guarantee the investment performance of the Portfolio.

Performance

No portfolio performance data is provided because the Portfolio had not commenced operations as of the date of this Prospectus. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Investment Adviser

MCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim SecureFoundationSM Lifetime 2025 Portfolio

Investment Objective

The Portfolio’s investment objective is to seek long-term capital appreciation and income consistent with its current asset allocation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not describe the fee for the Guarantee (“Guarantee Benefit Fee”), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class G	Class G1	Class L
Management Fees	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	0.58%	0.58%	0.58%
Total Annual Portfolio Operating Expenses[2]	0.70%	0.80%	0.95%

1 The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio’s 2011 fiscal year.

2 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim SecureFoundationSM Lifetime 2025 Portfolio	1 Year	3 Years
Class G	$72	$224
Class G1	$82	$255
Class L	$97	$303

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. From the Portfolio’s commencement of operations on November 13, 2009 through December 31, 2009, the Portfolio’s turnover rate was 1.26% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of mutual funds and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”) that is tailored for investors planning to retire in, or close to, 2025 (which is assumed to be at age 65). The mutual funds and the GWL&A Contract are referred to as the “Underlying Portfolios.” The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its proximity to 2025, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 60-80% of its net assets in Underlying Portfolios that invest primarily in equity securities and 20-40% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time until 2015, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2015, it is anticipated that the asset allocation between equity and fixed-income investments will become relatively static, and that the Portfolio will invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities.

MCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Portfolios. The Portfolio currently invests primarily in Underlying Portfolios designed to track the performance of a specified securities index (“Index Portfolio”). Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities, fixed income securities, short-term investments, and derivatives. The following table shows the Portfolio’s target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Blend	39.6%	Intermediate-Term Bond	26.8%
Maxim S&P 500® Index Portfolio		Maxim Bond Index Portfolio
Small Blend	9.7%	Short-Term Income/Cash	3.1%
Maxim Index 600 Portfolio		GWL&A Contract
International Large Blend	20.8%
Maxim International Index Portfolio Initial

Effective December 31, 2010, MCM replaced the Ridgeworth International Equity Index Fund I with the Maxim International Index Portfolio and the Maxim Money Market Portfolio with the GWL&A Contract. To minimize the impact of reallocations on the Portfolio’s performance, the Portfolio will move to the

Maxim International Index Portfolio and GWL&A Contract gradually over a several week period following December 31, 2010.

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio’s target asset allocation among U.S. equity, foreign equity, fixed-income, and short-term income asset classes as of the date of this Prospectus. The illustration reflects the Portfolio’s neutral allocations (without any tactical adjustments by MCM). The Portfolio’s actual asset allocation may differ from this illustration to reflect MCM’s tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios. MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolio.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small and Large Size Company Securities Risk - The stocks of small size companies often involve more risk and volatility than those of larger companies. Among other things, small size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - Investors who allocate account value to the Portfolio will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Portfolio’s investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; and there may be tax consequences associated with the Guarantee. The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. The Guarantee does not guarantee the investment performance of the Portfolio.

Performance

No portfolio performance data is provided because the Portfolio commenced operations on November 13, 2009. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Investment Adviser

MCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM. Mr. Corbett has managed the Portfolio since 2009.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim SecureFoundationSM Lifetime 2030 Portfolio

Investment Objective

The Portfolio’s investment objective is to seek long-term capital appreciation and income consistent with its current asset allocation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not describe the fee for the Guarantee (“Guarantee Benefit Fee”), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class G	Class G1	Class L
Management Fees	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	0.60%	0.60%	0.60%
Total Annual Portfolio Operating Expenses	0.72%	0.82%	0.97%

1 Because the Portfolio had not commenced operations as of the date of this Prospectus, the Acquired Fund (Underlying Portfolio) Fees and Expenses is an estimated annualized expense ratio of the Underlying Portfolios.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim SecureFoundationSM Lifetime 2030 Portfolio	1 Year	3 Years
Class G	$74	$230
Class G1	$84	$262
Class L	$99	$309

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of mutual funds and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”) that is tailored for investors planning to retire in, or close to, 2030 (which is assumed to be at age 65). The mutual funds and the GWL&A Contract are referred to as the “Underlying Portfolios.” The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its proximity to 2030, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 70-90% of its net assets in Underlying Portfolios that invest primarily in equity securities and 10-30% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time until 2020, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2020, it is anticipated that the asset allocation between equity and fixed-income investments will become relatively static, and that the Portfolio will invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities.

MCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Portfolios. The Portfolio invests primarily in Underlying Portfolios designed to track the performance of a specified securities index (“Index Portfolio”). Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities, fixed income securities, short-term investments, and derivatives. The following table shows the Portfolio’s expected target allocation for the various asset classes at its inception, and the Underlying Portfolios in which the Portfolio expects to invest at its inception:

Large Blend	43.5%	Intermediate-Term Bond	18.4%
Maxim S&P 500® Index Portfolio		Maxim Bond Index Portfolio
Small Blend	11.5%	Short-Term Income/Cash	1.4%
Maxim Index 600 Portfolio		GWL&A Contract
International Large Blend	25.2%
Maxim International Index Portfolio Initial

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio’s target asset allocation among U.S. equity, foreign equity, fixed-income, and short-term income asset classes as of the date of this Prospectus. The illustration reflects the Portfolio’s neutral allocations (without any tactical adjustments by MCM). The Portfolio’s actual asset allocation may differ from this illustration to reflect MCM’s tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios. MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolio.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small and Large Size Company Securities Risk - The stocks of small size companies often involve more risk and volatility than those of larger companies. Among other things, small size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - Investors who allocate account value to the Portfolio will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Portfolio’s investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; and there may be tax consequences associated with the Guarantee. The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. The Guarantee does not guarantee the investment performance of the Portfolio.

Performance

No portfolio performance data is provided because the Portfolio had not commenced operations as of the date of this Prospectus. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Investment Adviser

MCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim SecureFoundationSM Lifetime 2035 Portfolio

Investment Objective

The Portfolio’s investment objective is to seek long-term capital appreciation and income consistent with its current asset allocation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not describe the fee for the Guarantee (“Guarantee Benefit Fee”), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class G	Class G1	Class L
Management Fees	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	0.61%	0.61%	0.61%
Total Annual Portfolio Operating Expenses[2]	0.73%	0.83%	0.98%

1 The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio’s 2011 fiscal year.

2 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim SecureFoundationSM Lifetime 2035 Portfolio	1 Year	3 Years
Class G	$75	$233
Class G1	$85	$265
Class L	$100	$312

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. From the Portfolio’s commencement of operations on November 13, 2009 through December 31, 2009, the Portfolio’s turnover rate was 1.35% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of mutual funds and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”) that is tailored for investors planning to retire in, or close to, 2035 (which is assumed to be at age 65). The mutual funds and the GWL&A Contract are referred to as the “Underlying Portfolios.” The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its proximity to 2035, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 70-95% of its net assets in Underlying Portfolios that invest primarily in equity securities and 5-30% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time until 2025, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2025, it is anticipated that the asset allocation between equity and fixed-income investments will become relatively static, and that the Portfolio will invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities.

MCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Portfolios. The Portfolio currently invests primarily in Underlying Portfolios designed to track the performance of a specified securities index (“Index Portfolios”). Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities, fixed income securities, short-term investments, and derivatives. The following table shows the Portfolio’s target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Blend	45.4%	Intermediate-Term Bond	12.4%
Maxim S&P 500® Index Portfolio		Maxim Bond Index Portfolio
Small Blend	12.9%	Short-Term Income/Cash	0.5%
Maxim Index 600 Portfolio		GWL&A Contract
International Large Blend	28.8%
Maxim International Index Portfolio Initial

Effective December 31, 2010, MCM replaced the Ridgeworth International Equity Index Fund I with the Maxim International Index Portfolio and the Maxim Money Market Portfolio with the GWL&A Contract. To minimize the impact of reallocations on the Portfolio’s performance, the Portfolio will move to the Maxim International Index Portfolio and GWL&A Contract gradually over a several week period following December 31, 2010.

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio’s target asset allocation among U.S. equity, foreign equity, fixed-income, and short-term income asset classes as of the date of this Prospectus. The illustration reflects the Portfolio’s neutral allocations (without any tactical adjustments by MCM). The Portfolio’s actual asset allocation may differ from this illustration to reflect MCM’s tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios. MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolio.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small and Large Size Company Securities Risk - The stocks of small size companies often involve more risk and volatility than those of larger companies. Among other things, small size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - Investors who allocate account value to the Portfolio will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Portfolio’s investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; and there may be tax consequences associated with the Guarantee. The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. The Guarantee does not guarantee the investment performance of the Portfolio.

Performance

No portfolio performance data is provided because the Portfolio commenced operations on November 13, 2009. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Investment Adviser

MCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM. Mr. Corbett has managed the Portfolio since 2009.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim SecureFoundationSM Lifetime 2040 Portfolio

Investment Objective

The Portfolio’s investment objective is to seek long-term capital appreciation and income consistent with its current asset allocation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not describe the fee for the Guarantee (“Guarantee Benefit Fee”), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class G	Class G1	Class L
Management Fees	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	0.62%	0.62%	0.62%
Total Annual Portfolio Operating Expenses	0.74%	0.84%	0.99%

1 Because the Portfolio had not commenced operations as of the date of this Prospectus, the Acquired Fund (Underlying Portfolio) Fees and Expenses is an estimated annualized expense ratio of the Underlying Portfolios.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim SecureFoundationSM Lifetime 2040 Portfolio	1 Year	3 Years
Class G	$76	$237
Class G1	$86	$268
Class L	$101	$315

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of mutual funds and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”) that is tailored for investors planning to retire in, or close to, 2040 (which is assumed to be at age 65). The mutual funds and the GWL&A Contract are referred to as the “Underlying Portfolios.” The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its proximity to 2040, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 70-95% of its net assets in Underlying Portfolios that invest primarily in equity securities and 5-30% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time until 2030, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2030, it is anticipated that the asset allocation between equity and fixed-income investments will become relatively static, and that the Portfolio will invest 50-70% of its net assets in Underlying

Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities.

MCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Portfolios. The Portfolio invests primarily in Underlying Portfolios designed to track the performance of a specified securities index (“Index Portfolio”). Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities, fixed income securities, short-term investments, and derivatives. The following table shows the Portfolio’s expected target allocation for the various asset classes at its inception, and the Underlying Portfolios in which the Portfolio expects to invest at its inception:

Large Blend	45.2%	Intermediate-Term Bond	9.6%
Maxim S&P 500® Index Portfolio		Maxim Bond Index Portfolio
Small Blend	13.8%	Short-Term Income/Cash	0.1%
Maxim Index 600 Portfolio		GWL&A Contract
International Large Blend	31.3%
Maxim International Index Portfolio Initial

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio’s target asset allocation among U.S. equity, foreign equity, fixed-income, and short-term income asset classes as of the date of this Prospectus. The illustration reflects the Portfolio’s neutral allocations (without any tactical adjustments by MCM). The Portfolio’s actual asset allocation may differ from this illustration to reflect MCM’s tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios. MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolio.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small and Large Size Company Securities Risk - The stocks of small size companies often involve more risk and volatility than those of larger companies. Among other things, small size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - Investors who allocate account value to the Portfolio will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Portfolio’s investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; and there may be tax consequences associated with the Guarantee. The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. The Guarantee does not guarantee the investment performance of the Portfolio.

Performance

No portfolio performance data is provided because the Portfolio had not commenced operations as of the date of this Prospectus. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Investment Adviser

MCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim SecureFoundationSM Lifetime 2045 Portfolio

Investment Objective

The Portfolio’s investment objective is to seek long-term capital appreciation and income consistent with its current asset allocation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not describe the fee for the Guarantee (“Guarantee Benefit Fee”), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class G	Class G1	Class L
Management Fees	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	0.62%	0.62%	0.62%
Total Annual Portfolio Operating Expenses[2]	0.74%	0.84%	0.99%

1 The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio’s 2011 fiscal year.

2 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim SecureFoundationSM Lifetime 2045 Portfolio	1 Year	3 Years
Class G	$76	$237
Class G1	$86	$268
Class L	$101	$315

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. From the Portfolio’s commencement of operations on November 13, 2009 through December 31, 2009, the Portfolio’s turnover rate was 1.42% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of mutual funds and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”) that is tailored for investors planning to retire in, or close to, 2045 (which is assumed to be at age 65). The mutual funds and the GWL&A Contract are referred to as the “Underlying Portfolios.” The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its proximity to 2045, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 75-95% of its net assets in Underlying Portfolios that invest primarily in equity securities and 5-25% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time until 2035, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2035, it is anticipated that the asset allocation between equity and fixed-income investments will become relatively static, and that the Portfolio will invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities.

MCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Portfolios. The Portfolio currently invests primarily in Underlying Portfolios designed to track the performance of a specified securities index (“Index Portfolios”). Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities, fixed income securities, short-term investments, and derivatives. The following table shows the Portfolio’s target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Blend	43.9%	Intermediate-Term Bond	8.6%
Maxim S&P 500® Index Portfolio		Maxim Bond Index Portfolio
Small Blend	14.3%	Short-Term Income/Cash	0.0%
Maxim Index 600 Portfolio		GWL&A Contract
International Large Blend	33.2%
Maxim International Index Portfolio Initial

Effective December 31, 2010, MCM replaced the Ridgeworth International Equity Index Fund I with the Maxim International Index Portfolio and the Maxim Money Market Portfolio with the GWL&A Contract. To minimize the impact of reallocations on the Portfolio’s performance, the Portfolio will move to the Maxim International Index Portfolio gradually over a several week period following December 31, 2010. The Portfolio currently does not allocate assets to the GWL&A Contract as of the date of this Prospectus.

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio’s target asset allocation among U.S. equity, foreign equity, fixed-income, and short-term income asset classes as of the date of this Prospectus. The illustration reflects the Portfolio’s neutral allocations (without any tactical adjustments by MCM). The Portfolio’s actual asset allocation may differ from this illustration to reflect MCM’s tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios. MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolio.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small and Large Size Company Securities Risk - The stocks of small size companies often involve more risk and volatility than those of larger companies. Among other things, small size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - Investors who allocate account value to the Portfolio will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Portfolio’s investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; and there may be tax consequences associated with the Guarantee. The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. The Guarantee does not guarantee the investment performance of the Portfolio.

Performance

No portfolio performance data is provided because the Portfolio commenced operations on November 13, 2009. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Investment Adviser

MCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM. Mr. Corbett has managed the Portfolio since 2009.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim SecureFoundationSM Lifetime 2050 Portfolio

Investment Objective

The Portfolio’s investment objective is to seek long-term capital appreciation and income consistent with its current asset allocation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not describe the fee for the Guarantee (“Guarantee Benefit Fee”), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class G	Class G1	Class L
Management Fees	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	0.63%	0.63%	0.63%
Total Annual Portfolio Operating Expenses	0.75%	0.85%	1.00%

1 Because the Portfolio had not commenced operations as of the date of this Prospectus, the Acquired Fund (Underlying Portfolio) Fees and Expenses is an estimated annualized expense ratio of the Underlying Portfolios.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim SecureFoundationSM Lifetime 2050 Portfolio	1 Year	3 Years
Class G	$77	$240
Class G1	$87	$271
Class L	$102	$318

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of mutual funds and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”) that is tailored for investors planning to retire in, or close to, 2050 (which is assumed to be at age 65). The mutual funds and the GWL&A Contract are referred to as the “Underlying Portfolios.” The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its proximity to 2050, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 75-98% of its net assets in Underlying Portfolios that invest primarily in equity securities and 2-25% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time until 2040, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2040, it is anticipated that the asset allocation between equity and fixed-income investments will become relatively static, and that the Portfolio will invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities.

MCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Portfolios. The Portfolio invests primarily in Underlying Portfolios designed to track the performance of a specified securities index (“Index Portfolio”). Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities, fixed income securities, short-term investments, and derivatives. The following table shows the Portfolio’s expected target allocation for the various asset classes at its inception, and the Underlying Portfolios in which the Portfolio expects to invest at its inception:

Large Blend	42.3%	Intermediate-Term Bond	8.1%
Maxim S&P 500® Index Portfolio		Maxim Bond Index Portfolio
Small Blend	14.7%	Short-Term Income/Cash	0.0%
Maxim Index 600 Portfolio		GWL&A Contract
International Large Blend	34.9%
Maxim International Index Portfolio Initial

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio’s target asset allocation among U.S. equity, foreign equity, fixed-income, and short-term income asset classes as of the date of this Prospectus. The illustration reflects the Portfolio’s neutral allocations (without any tactical adjustments by MCM). The Portfolio’s actual asset allocation may differ from this illustration to reflect MCM’s tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios. MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolio.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small and Large Size Company Securities Risk - The stocks of small size companies often involve more risk and volatility than those of larger companies. Among other things, small size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - Investors who allocate account value to the Portfolio will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Portfolio’s investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; and there may be tax consequences associated with the Guarantee. The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. The Guarantee does not guarantee the investment performance of the Portfolio.

Performance

No portfolio performance data is provided because the Portfolio had not commenced operations as of the date of this Prospectus. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Investment Adviser

MCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim SecureFoundationSM Lifetime 2055 Portfolio

Investment Objective

The Portfolio’s investment objective is to seek long-term capital appreciation and income consistent with its current asset allocation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not describe the fee for the Guarantee (“Guarantee Benefit Fee”), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class G	Class G1	Class L
Management Fees	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	0.63%	0.63%	0.63%
Total Annual Portfolio Operating Expenses[2]	0.75%	0.85%	1.00%

1 The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio’s 2011 fiscal year.

2 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim SecureFoundationSM Lifetime 2055 Portfolio	1 Year	3 Years
Class G	$77	$240
Class G1	$87	$271
Class L	$102	$318

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. From the Portfolio’s commencement of operations on November 13, 2009 through December 31, 2009, the Portfolio’s turnover rate was 1.48% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of mutual funds and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”) that is tailored for investors planning to retire in, or close to, 2055 (which is assumed to be at age 65). The mutual funds and the GWL&A Contract are referred to as the “Underlying Portfolios.” The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its proximity to 2055, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio is currently expected (as of the date of this Prospectus) to invest 75-98% of its net assets in Underlying Portfolios that invest primarily in equity securities and 2-25% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time until 2045, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2045, it is anticipated that the asset allocation between equity and fixed-income investments will become relatively static, and that the Portfolio will invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities.

MCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Portfolios. The Portfolio currently invests primarily in Underlying Portfolios designed to track the performance of a specified securities index (“Index Portfolios”). Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities, fixed income securities, short-term investments, and derivatives. The following table shows the Portfolio’s target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Blend	40.5%	Intermediate-Term Bond	8.0%
Maxim S&P 500® Index Portfolio		Maxim Bond Index Portfolio
Small Blend	15.0%	Short-Term Income/Cash	0.0%
Maxim Index 600 Portfolio		GWL&A Contract
International Large Blend	36.5%
Maxim International Index Portfolio Initial

Effective December 31, 2010, MCM replaced the Ridgeworth International Equity Index Fund I with the Maxim International Index Portfolio and the Maxim Money Market Portfolio with the GWL&A Contract. To minimize the impact of reallocations on the Portfolio’s performance, the Portfolio will move to the Maxim International Index Portfolio gradually over a several week period following December 31, 2010. The Portfolio currently does not allocate assets to the GWL&A Contract as of the date of this Prospectus.

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without approval or notice to shareholders.

The following chart illustrates the Portfolio’s target asset allocation among U.S. equity, foreign equity, fixed-income, and short-term income asset classes as of the date of this Prospectus. The illustration reflects the Portfolio’s neutral allocations (without any tactical adjustments by MCM). The Portfolio’s actual asset allocation may differ from this illustration to reflect MCM’s tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios. MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolio.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small and Large Size Company Securities Risk - The stocks of small size companies often involve more risk and volatility than those of larger companies. Among other things, small size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - Investors who allocate account value to the Portfolio will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Portfolio’s investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; and there may be tax consequences associated with the Guarantee. The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. The Guarantee does not guarantee the investment performance of the Portfolio.

Performance

No portfolio performance data is provided because the Portfolio commenced operations on November 13, 2009. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Investment Adviser

MCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM. Mr. Corbett has managed the Portfolio since 2009.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Maxim SecureFoundationSM Balanced Portfolio

Investment Objective

The Portfolio’s investment objective is to seek long-term capital appreciation and income.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not describe the fee for the Guarantee (“Guarantee Benefit Fee”), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class G	Class G1	Class L
Management Fees	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	0.58%	0.58%	0.58%
Total Annual Portfolio Operating Expenses[2]	0.68%	0.78%	0.93%

1 The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio’s 2011 fiscal year.

2 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim SecureFoundationSM Balanced Portfolio	1 Year	3 Years
Class G	$69	$218
Class G1	$80	$249
Class L	$95	$296

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. From the Portfolio’s commencement of operations on November 13, 2009 through December 31, 2009, the Portfolio’s turnover rate was 1.15% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Portfolio will invest 50-70% of its net assets (plus the amount of any borrowings for investment purposes) in mutual funds (“Underlying Portfolios”) that invest primarily in equity securities and 30-50% of its net assets (plus the amount of any borrowings for investment purposes) in Underlying Portfolios that invest primarily in fixed income securities.

MCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Portfolios. The Portfolio currently invests primarily in Underlying Portfolios designed to track the performance of a specified securities index (“Index Portfolios”). Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities, fixed income securities, short-term investments, and derivatives. The following table shows the Portfolio’s target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Blend	37.0%	International Large Blend	15.0%
Maxim S&P 500® Index Portfolio		Maxim International Index Portfolio Initial
Small Blend	10.0%	Intermediate-Term Bond	38.0%
Maxim Index 600 Portfolio		Maxim Bond Index Portfolio

Effective December 31, 2010, MCM replaced the Ridgeworth International Equity Index Fund I with the Maxim International Index Portfolio. To minimize the impact of reallocations on the Portfolio’s performance, the Portfolio will move to the Maxim International Index Portfolio gradually over a several week period following December 31, 2010.

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the target allocations at any time and without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•

Since the Portfolio invests in Underlying Portfolios, you will bear your proportionate share of expenses of the Portfolio and indirectly your proportionate share of expenses of the Underlying Portfolios.

•	MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios. MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolio.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small and Large Size Company Securities Risk - The stocks of small size companies often involve more risk and volatility than those of larger companies. Among other things, small size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, the Index Portfolio may not be able to precisely track the performance of its benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - Investors who allocate account value to the Portfolio will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Portfolio’s investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; and there may be tax consequences associated with the Guarantee. The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. The Guarantee does not guarantee the investment performance of the Portfolio.

Performance

No portfolio performance data is provided because the Portfolio commenced operations on November 13, 2009. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Investment Adviser

MCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM. Mr. Corbett has managed the Portfolio since 2009.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page 251 of this Prospectus.

Purchase and Sale of Portfolio Shares

Insurance company separate accounts place orders to purchase and redeem shares of the Portfolios based on allocation instructions received from variable insurance contract owners. Similarly, qualified retirement plan sponsors and administrators and college savings programs investment managers purchase and redeem Portfolio shares based on orders received from participants. Custodians or trustees of IRAs place orders to purchase and redeem shares of the Portfolios through GWL&A. Please contact your registered representative, qualified retirement plan sponsor or administrator, or college savings program for information concerning the procedures for purchasing and redeeming Portfolio shares. The Portfolios may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Tax Information

The Portfolios intend to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If the Portfolios qualify as regulated investment companies and distribute their income as required by tax law, the Portfolios will not pay federal income taxes on dividends or capital gains. Currently, insurance company separate accounts, qualified retirement plans, IRAs, and college savings programs generally are not subject to federal income tax on any Portfolio distributions. Owners of variable insurance contracts, qualified retirement plan participants, and IRA owners are also not subject to federal income tax on Portfolio distributions until such amounts are withdrawn from the variable insurance contract, qualified retirement plan, or IRA. Distributions from a college savings program are also taxed unless they are used to pay for qualified higher education expenses.

For more information on the tax implications of investing in the Portfolios, please see the “Tax Consequences” section of this Prospectus and the “Dividends and Taxes” section of the Statement of Additional Information (“SAI”), and the applicable prospectus and/or disclosure documents for the variable insurance contract, qualified retirement plan, IRA, or college savings program.

Payments to Insurers, Broker-Dealers and Other Financial Intermediaries

The Portfolios are not sold directly to the general public, but instead may be offered as an underlying investment for variable insurance contracts, IRAs, qualified retirement plans, and college savings programs. The Portfolios and their related companies may make payments to insurance companies, broker-dealers and other financial intermediaries for the sale of Portfolio shares and other services. These payments may be a factor that an insurance company considers in including the Portfolios as an underlying investment option in a variable insurance contract. In addition, these payments may be a factor that a broker-dealer or other financial intermediary considers in including the Portfolios as an investment option under an IRA, qualified retirement plan or college savings program. These payments also may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolios over another investment. Ask your salesperson, visit your financial intermediary’s Web site, or consult the variable insurance contract prospectus for more information.

For more information about payments to broker-dealers and other financial intermediaries, please see the “Cash and Non-Cash Incentive Arrangements” and “Other Payments to Financial Intermediaries” sections of this Prospectus.

Management and Organization

Investment Adviser

MCM provides investment advisory, accounting and administrative services to the Fund, and is the investment adviser of the Portfolios. MCM is registered as an investment adviser under the Investment Advisers Act of 1940. MCM’s address is 8515 East Orchard Road, Greenwood Village, Colorado 80111. As of December 31, 2009, MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $9.4 billion. MCM and its affiliates have been providing investment management services since 1969.

Advisory Fees

For its services, MCM is entitled to a fee, which is calculated daily and paid monthly, as set forth in the table below. For all Portfolios of the Fund other than the eight Portfolios listed in the next paragraph, MCM is responsible for all expenses incurred in performing the services set forth in the investment advisory agreement and all other expenses, except that the Portfolios shall pay all distribution and other expenses incurred under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 with regard to Class T1, Class G1 and Class L shares, and any extraordinary expenses, including litigation costs.

With respect to the Maxim Ariel Small-Cap Value, Maxim Ariel MidCap Value, Maxim Loomis Sayles Small-Cap Value, Maxim T. Rowe Price Equity/Income, Maxim Small-Cap Growth, Maxim Invesco ADR, Maxim MFS International Value, and Maxim T. Rowe MidCap Growth Portfolios, MCM is responsible for all of its expenses incurred in performing the services set forth in the investment advisory agreement. Each Portfolio pays all other expenses incurred in its operation, all of its general administrative expenses, and any extraordinary expenses, including litigation costs.

Portfolio	Percentage of Average Net Assets
Maxim Money Market	0.46%
Maxim U.S. Government Mortgage Securities	0.60%
Maxim Loomis Sayles Bond	0.90%
Maxim Short Duration Bond	0.60%
Maxim Global Bond	1.30%
Maxim Federated Bond	0.70%
Maxim Putnam High Yield Bond	1.10%
Maxim MFS International Value	1.00%
Maxim Invesco ADR	1.00%
Maxim MFS International Growth	1.20%
Maxim International Index (Initial Class and Class L)	0.70%
Maxim T. Rowe Price Equity/Income	0.80%
Maxim Janus Large Cap Growth	1.05%
Maxim Ariel MidCap Value	0.95%
Maxim MidCap Value	1.25%
Maxim T. Rowe Price MidCap Growth	1.00%
Maxim S&P MidCap 400® Index (Initial Class and Class L)	0.60%
Maxim Ariel Small-Cap Value	1.00%
Maxim Loomis Sayles Small-Cap Value	1.00%
Maxim Small-Cap Growth	0.95%
Maxim Small-Cap Value	1.40%
Maxim Stock Index	0.60%
Maxim Index 600	0.60%
Maxim S&P 500® Index	0.60%
Maxim Bond Index	0.50%
Maxim Aggressive Profile I	0.25%
Maxim Moderately Aggressive Profile I	0.25%
Maxim Moderate Profile I	0.25%
Maxim Moderately Conservative Profile I	0.25%
Maxim Conservative Profile I	0.25%
Maxim Aggressive Profile II	0.10%
Maxim Moderately Aggressive Profile II	0.10%
Maxim Moderate Profile II	0.10%
Maxim Moderately Conservative Profile II	0.10%
Maxim Conservative Profile II	0.10%
Maxim Lifetime 2015 I (Classes T, T1 and L)	0.12%

Portfolio	Percentage of Average Net Assets
Maxim Lifetime 2015 II (Classes T, T1 and L)	0.12%
Maxim Lifetime 2015 III (Classes T, T1 and L)	0.12%
Maxim Lifetime 2025 I (Classes T, T1 and L)	0.12%
Maxim Lifetime 2025 II (Classes T, T1 and L)	0.12%
Maxim Lifetime 2025 III (Classes T, T1 and L)	0.12%
Maxim Lifetime 2035 I (Classes T, T1 and L)	0.12%
Maxim Lifetime 2035 II (Classes T, T1 and L)	0.12%
Maxim Lifetime 2035 III (Classes T, T1 and L )	0.12%
Maxim Lifetime 2045 I (Classes T, T1 and L)	0.12%
Maxim Lifetime 2045 II (Classes T, T1 and L)	0.12%
Maxim Lifetime 2045 III (Classes T, T1 and L)	0.12%
Maxim Lifetime 2055 I (Classes T, T1 and L)	0.12%
Maxim Lifetime 2055 II (Classes T, T1 and L)	0.12%
Maxim Lifetime 2055 III (Classes T, T1 and L)	0.12%
Maxim SecureFoundationSM Balanced (Classes G, G1 and L)	0.10%
Maxim SecureFoundationSM Lifetime 2015 (Classes G, G1 and L)	0.12%
Maxim SecureFoundationSM Lifetime 2020 (Classes G, G1 and L)	0.12%
Maxim SecureFoundationSM Lifetime 2025 (Classes G, G1 and L)	0.12%
Maxim SecureFoundationSM Lifetime 2030 (Classes G, G1 and L)	0.12%
Maxim SecureFoundationSM Lifetime 2035 (Classes G, G1 and L)	0.12%
Maxim SecureFoundationSM Lifetime 2040 (Classes G, G1 and L)	0.12%
Maxim SecureFoundationSM Lifetime 2045 (Classes G, G1 and L)	0.12%
Maxim SecureFoundationSM Lifetime 2050 (Classes G, G1 and L)	0.12%
Maxim SecureFoundationSM Lifetime 2055 (Classes G, G1 and L)	0.12%

With regard to Maxim MFS International Value Portfolio, MCM has agreed to pay any expenses (including the management fee and expenses paid directly by the Portfolio) which exceed an annual rate of 1.20%.

With regard to the Maxim Invesco ADR Portfolio, MCM has agreed to pay any expenses (including the management fee and expenses paid directly by the Portfolio) which exceed an annual rate of 1.30%.

With regard to the Maxim T. Rowe Price Equity/Income Portfolio, MCM has agreed to pay any expenses (including the management fee and expenses paid directly by the Portfolio) which exceed an annual rate of 0.95%.

With regard to the Maxim Ariel MidCap Value Portfolio, MCM has agreed to pay any expenses (including the management fee and expenses paid directly by the Portfolio) which exceed an annual rate of 1.10%.

With regard to the Maxim T. Rowe Price MidCap Growth Portfolio, MCM has agreed to pay any expenses (including the management fee and expenses paid directly by the Portfolio) which exceed an annual rate of 1.05%.

With regard to the Maxim Ariel Small-Cap Value Portfolio, MCM has agreed to pay any expenses (including the management fee and expenses paid directly by the Portfolio) which exceed an annual rate of 1.35%.

With regard to the Maxim Loomis Sayles Small-Cap Value Portfolio, MCM has agreed to pay any expenses (including the management fee and expenses paid directly by the Portfolio) which exceed an annual rate of 1.30%.

With regard to the Maxim Small-Cap Growth Portfolio, MCM has agreed to pay any expenses (including the management fee and expenses paid directly by the Portfolio) which exceed an annual rate of 1.10%.

A discussion regarding the basis for the Board of Directors approving the investment advisory agreement with MCM and sub-advisory agreements with the Sub-Advisers is available in the Portfolio’s Semi-Annual Report to shareholders for the period ended June 30, 2010, except for the Maxim S&P MidCap 400® Index Portfolio, the Maxim International Index Portfolio and the Maxim SecureFoundationSM Lifetime 2020, 2030, 2040 and 2050 Portfolios, which will be available in the Portfolios’ Annual Report to shareholders for the period ended December 31, 2010.

Sub-Advisers

The Fund operates under a manager-of-managers structure under an order issued by the U.S. Securities and Exchange Commission (“SEC”). The current order permits MCM to enter into, terminate or materially amend sub-advisory agreements without shareholder approval. This means MCM is responsible for monitoring each Sub-Adviser’s performance through quantitative and qualitative analysis and will periodically report to the Board of Directors as to whether each Sub-Adviser’s agreement should be renewed, terminated or modified.

The Fund will furnish to shareholders of the applicable Portfolio all information about a new sub-adviser or sub-advisory agreement that would be included in a proxy statement within 90 days after the addition of the new sub-adviser or the implementation of any material change in the sub-advisory agreement.

MCM will not enter into a sub-advisory agreement with any sub-adviser that is an affiliated person, as defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended, of the Fund or MCM other than by reason of serving as a sub-adviser to one or more portfolios without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the Portfolio. Currently, Putnam Investment Management, LLC, sub-adviser to the Maxim Putnam High Yield Bond Portfolio, is the only sub-adviser who is an affiliated person with MCM.

The Sub-Adviser is responsible for the daily management of the applicable Portfolio and for making decisions to buy, sell, or hold any particular security. The Sub-Adviser bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Portfolio. MCM, in turn, pays sub-advisory fees to the Sub-Adviser for its services. The following is additional information regarding the Sub-Advisers:

Ariel Investments, LLC Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio	Loomis Sayles & Company, L.P. Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio
Federated Investment Management Company Maxim Federated Bond Portfolio	Massachusetts Financial Services Company Maxim MFS International Growth Portfolio Maxim MFS International Value Portfolio

Franklin Advisers, Inc. Maxim Global Bond Portfolio	Mellon Capital Management Corporation Maxim S&P 500® Index Portfolio Maxim Stock Index Portfolio Maxim Index 600 Portfolio Maxim S&P MidCap 400® Index Portfolio Maxim International Index Portfolio
Goldman Sachs Asset Management L.P. Maxim MidCap Value Portfolio	Putnam Investment Management, LLC Maxim Putnam High Yield Bond Portfolio
Invesco Advisers, Inc. Maxim Small-Cap Value Portfolio Maxim Invesco ADR Portfolio	Silvant Capital Management LLC Maxim Small-Cap Growth Portfolio
Janus Capital Management, LLC Maxim Janus Large Cap Growth Portfolio	T. Rowe Price Associates, Inc. Maxim T. Rowe Price Equity/Income Portfolio Maxim T. Rowe Price MidCap Growth Portfolio

Following is additional information about each Sub-Adviser:

Ariel Investments, LLC (Ariel) is a privately held minority-owned money manager registered as an investment adviser with the SEC. Ariel is a Delaware Limited Liability Corporation with its principal business address at 200 East Randolph Drive, Suite 2900, Chicago, Illinois 60601.

The day-to-day manager for the Maxim Ariel Small-Cap Value and Maxim Ariel MidCap Value Portfolios is John W. Rogers, Jr., Chairman and Chief Executive Officer. As chief investment officer, Mr. Rogers is the lead portfolio manager for Ariel Fund and Ariel Appreciation Fund as well as the firm’s small, small/mid and mid-cap institutional portfolios. Beyond Ariel, Mr. Rogers currently serves as a board member of three public companies: Aon Corporation, Exelon Corporation and McDonald’s Corporation. as Additionally, he is chairman of the Economic Club of Chicago, a director of the Chicago Urban League, a trustee of the University of Chicago, and member of the board of the John S. and James L. Knight Foundation, where he chairs the investment committee. In 2008, Mr. Roger’s was awarded Princeton’s high honor, the Woodrow Wilson Award, presented each year to alumni whose career embodies a commitment to national service. He received an AB in economics in 1980 from Princeton University where he was also captain of the Varsity Basketball Team.

Federated Investment Management Company (“Federated”) is a Delaware business trust and a wholly owned subsidiary of Federated Investors, Inc., one of the largest mutual fund investment managers in the United States. Federated is registered as an investment adviser with the SEC. Its principal business address is at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

Robert J. Ostrowski and Christopher J. Smith are the portfolio managers of the Maxim Federated Bond Portfolio. Mr. Roberto Sanchez-Dahl is a manager with respect to the emerging markets portion of the Portfolio. Mr. Mark E. Durbiano is also a manager with respect to the high-yield portion of the Portfolio.

Mr. Ostrowski is Executive Vice President/Chief Investment Officer, Domestic and International Government and Corporate Bond Groups, and Senior Portfolio Manager and is responsible for portfolio management and administration of the Government and General High Grade Corporate Bond Groups with Federated. He joined Federated in 1987 and has 23 years investment experience.

Mr. Smith is a Vice President and Senior Portfolio Manager for Federated. He is responsible for portfolio management and research, focusing primarily on financial institution portfolios (insurance companies, banks, credit unions & pension funds). Mr. Smith joined Federated in 1995 and has 30 years investment experience.

Mr. Sanchez-Dahl, who manages only the emerging markets portion of the Portfolio, is a Vice President and Portfolio Manager and is responsible for portfolio management and investment research in the international fixed income and global high yield area with Federated. He joined Federated in 1997 and has 16 years investment experience.

Mr. Durbiano, who manages only the high-yield portion of the Portfolio, is a Senior Vice President and Senior Portfolio Manager for Federated, and is the head of their Domestic High Yield Group. Mr. Durbiano is responsible for portfolio management and research in the fixed income area, concentrating on domestic high yield securities. He is a member of the Pittsburgh Society of Financial Analysts, and he has been with Federated since 1982 and has 28 years of investment experience.

Franklin Advisers, Inc. (“Franklin”) is a wholly owned subsidiary of Franklin Resources, Inc., which is a publicly traded, global investment management organization, operating as Franklin Templeton Investments, listed on the New York Stock Exchange. Franklin is registered as an investment adviser with the SEC. Its principal business address is at One Franklin Parkway, San Mateo, CA 94403.

The Maxim Global Bond Portfolio is managed by Dr. Michael Hasenstab. Michael Hasenstab initially joined Franklin Templeton Investments in July of 1995. After a leave of absence to obtain his Ph.D., he rejoined the company in April of 2001. Currently, Dr. Hasenstab is Senior Vice President, Co-Director, and Portfolio Manager for Franklin Templeton Investments’ International Bond Department. In this position, he co-directs all investment strategies within the International Fixed Income Group and co-manages the portfolio management team. In addition, he is a member of the Global Economic and Sector Allocation Committees, and is Co-Portfolio Manager for numerous Franklin Templeton funds. Dr. Hasenstab specializes in global macro economic analysis with a focus on currency, interest rate, and sovereign credit analysis of developed and emerging market countries. Dr. Hasenstab has worked and traveled extensively in Asia, published research on China’s financial market, and consulted global companies on Asia-Pacific investments and strategy. Dr. Hasenstab earned a Ph.D. in Economics from the Asia Pacific School of Economics and Management at Australian National University, a Master’s in Economics of Development from the Australian National University, and a B.A. in International Relations/Political Economy from Carleton College in the United States.

Goldman Sachs Asset Management, L.P. (“GSAM®”) is a Delaware limited partnership and an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”). GSAM is registered as an investment adviser with the SEC. GSAM’s principal business address is 200 West Street, New York, New York 10282.

In connection with GSAM’s service as Sub-Adviser to the Maxim MidCap Value Portfolio, Goldman Sachs Asset Management International (“GSAMI”) implements and manages certain country and currency strategies of the Portfolio. The management and investment of these strategies by GSAMI is based on the amount of the risk budget for the Portfolio allocated by GSAM to GSAMI for these strategies. GSAMI is not compensated by MCM. GSAMI is located at Christchurch Court, 10-15 Newgate Street, London, England EC1A7HD, and is an affiliate of Goldman Sachs. GSAMI is a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991.

Katinka Domotorffy, CFA, Managing Director, joined GSAM as a member of the Quantitative Investment Strategies (QIS) team in 1998 and is Head and Chief Investment Officer of the QIS group. Ms. Domotorffy earned an MS in Finance, with distinction, from the London School of Economics. She earned a BS from the University of Pennsylvania and is a CFA charter holder.

Mr. Alford, PhD, Managing Director, joined GSAM as a researcher in 1998 and is responsible for the US equity long-only portfolios as well as the Flex (130/30) equity long-short strategies managed by the QIS team. Mr. Alford has a BS in Information and Computer Science from the University of California at Irvine, and an MBA and a PhD from the Booth Graduate School of Business at the University of Chicago.

William J. Fallon, Ph.D., Managing Director, joined GSAM as a member of the QIS team in 1998 and is Co-Chief Investment Officer of Alpha Strategies and Head of Research. Mr. Fallon holds a doctorate in finance from Columbia University and is a member of the Society of Actuaries.

Invesco Advisers, Inc. (“Invesco”) is a Delaware corporation and an indirect wholly owned subsidiary of Invesco Ltd. Invesco is registered as an investment adviser with the SEC. Its principal business address is 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco has acted as an investment adviser since 1979.

Invesco is responsible for the Maxim Small-Cap Value Portfolio’s investment decisions and the execution of securities transactions with respect to the Portfolio. Investment decisions for the Portfolio are made by the following individuals, who are jointly and primarily responsible for the day-to-day management of the Portfolio:

Glen E. Murphy is portfolio manager and lead manager of Invesco’s Global Quantitative Equity Portfolio Construction & Trading Team. He has been associated with Invesco and/or its affiliates since 1995. As the lead manager, Mr. Murphy generally has final authority over all aspects of the Portfolio’s investments, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Murphy may perform these functions and the nature of these functions, may change from time to time.

Anthony J. Munchak, portfolio manager, has been associated with Invesco and/or its affiliates since 2000.

Francis M. Orlando, portfolio manager, has been associated with Invesco and/its affiliates since 1987.

Ralph Coutant, research analyst, has been associated with Invesco and/or its affiliates since 1999.

Anthony Shufflebotham, Head of U.S. Research, has been associated with Invesco and/or its affiliates since 1998.

The Maxim Invesco ADR Portfolio is managed day-to-day by an investment team comprised of portfolio managers, some of whom also have research responsibilities, who collectively make decisions about investments under the direction of the Chief Investment Officer. In addition to managing the Portfolio, the team acts as sub-adviser for affiliated mutual funds, and also manages other pooled investment vehicles that are not registered mutual funds, as well as other accounts managed for organizations and individuals. The five most senior members of the team with the most significant responsibility within the investment team are:

W. Lindsay Davidson joined Invesco in 1984 and currently serves as Portfolio Manager. He holds an M.A. (Honors) degree in Economics from Edinburgh University.

Anuja Singha, PhD, CFA, joined Invesco in 1998 and currently serves as Portfolio Manger. She earned a B.A. in international politics from Oberlin College and her Masters of Business Administration in finance from the University of Navarra.

E. Sargent McGown, CFA, joined Invesco in 2002 and currently serves as Head of Developed Markets. He earned a B.S. in commerce from the University of Virginia and a Masters of Business Administration in investment management from the University of North Carolina.

Ingrid E. Baker, CFA, joined Invesco in 1999 and currently serves as Head of Emerging Markets. She holds a B.A. in International Politics from Oberlin College and an M.B.A. from I.E.S.E. Spain.

Janus Capital Management LLC (“Janus”) (together with its predecessors) has served as an investment adviser since 1969 and currently serves as investment adviser, or sub-adviser, to separately managed accounts, mutual funds, as well as commingled pools or private funds, and wrap fee accounts. Its principal business address is 151 Detroit Street, Denver, Colorado 80206. Janus is a direct subsidiary of Janus Capital Group, Inc. (“JCGI”), a publicly traded company with principal operations in the financial asset management business. JCGI owns approximately 95% of Janus with the remaining 5% held by Janus Management Holdings Corporation.

Ron Sachs, CFA, manages the Maxim Janus Large Cap Growth Portfolio, which he has managed since January 2008. Mr. Sachs is also portfolio manager of other Janus accounts. Mr. Sachs joined Janus in 1996 as a research analyst and has acted as portfolio manager of other Janus-advised mutual funds since June 2000. He holds a Bachelor’s degree (cum laude) in Economics from Princeton University and a law degree from the University of Michigan. He holds a Chartered Financial Analyst designation.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”) is a Delaware limited partnership, registered as an investment adviser with the SEC. Its principal business address is One Financial Center, Boston, Massachusetts 02111.

The day-to-day manager of the Maxim Loomis Sayles Bond Portfolio is Daniel J. Fuss, CFA and CIC, Executive Vice President and Vice Chairman of Loomis Sayles. Mr. Fuss has been with Loomis Sayles since 1976. Mr. Fuss earned a B.S. and Masters in Business Administration from Marquette University.

Joseph R. Gatz, CFA, Vice President of Loomis Sayles, has co-managed the Maxim Loomis Sayles Small-Cap Value Portfolio since 2000 when he joined Loomis Sayles. Mr. Gatz received a BA from Michigan State University and an MBA from Indiana University.

Daniel G. Thelen, CFA, Vice President of Loomis Sayles, has served as co-manager of the Maxim Loomis Sayles Small-Cap Value Portfolio since 2000 and has been employed by Loomis Sayles since 1996. Mr. Thelen received a BA and an MBA from Michigan State University.

Mellon Capital Management Corporation (“Mellon Capital”) is a separately identifiable subsidiary of The Bank of New York Mellon Corporation and is registered as an investment adviser with the SEC. Mellon Capital’s principal business address is 50 Fremont Street, San Francisco, CA 94105.

The Mellon Capital Equity Index Team manages the Maxim Index 600, Maxim S&P 500® Index, Maxim Stock Index, Maxim S&P MidCap 400® Index, and Maxim International Index Portfolios. The team is comprised of Karen Q. Wong, Richard A. Brown, and Thomas J. Durante.

Ms. Karen Q. Wong is a Managing Director, Equity Index, with ten years at Mellon Capital. Prior to joining Mellon Capital, Ms. Wong worked as a security analyst at Redwood Securities. Ms. Wong attained the Chartered Financial Analyst designation. She graduated with a BA from San Francisco State University, and obtained an MBA from San Francisco State University.

Mr. Richard A. Brown is a Director, Senior Portfolio Manager, with 15 years at Mellon Capital. Mr. Brown attained the Chartered Financial Analyst designation. He obtained an MBA from California State University at Hayward.

Mr. Thomas J. Durante is a Director, Senior Portfolio Manager, with ten years at Mellon Capital. Prior to joining Mellon Capital, he worked in the fund accounting department for Dreyfus. Mr. Durante attained the Chartered Financial Analyst designation. He graduated with a BA from Fairfield University.

Massachusetts Financial Services Company (“MFS”) is a Delaware corporation and a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). MFS is registered as an investment adviser with the SEC. Its principal business address is at 500 Boylston Street, Boston, Massachusetts 02116.

The Maxim MFS International Growth Portfolio is co-managed by Mr. Marcus L. Smith and Mr. Daniel Ling. Mr. Smith, Investment Officer of MFS, has been portfolio manager of the MFS Institutional International Equity Fund since January 2001, and has been employed with in the investment area of MFS since 1994. Mr. Ling, Investment Officer of MFS, has been portfolio manager of the MFS Institutional International Equity Fund since October 2009, and has been employed with in the investment area of MFS since 2006. Prior to joining MFS, Mr. Ling was an Investment Manager for Lion Capital Management in Singapore.

The Maxim MFS International Value Portfolio is co-managed by Mr. Benjamin Stone and Mr. Barnaby Weiner. Mr. Stone, an Investment Officer of MFS, has been a portfolio manager of the MFS International Value Fund since November 2008 and has been employed in the investment area of MFS since 2005. Prior to joining MFS, Mr. Stone was a research analyst at Schroders Investment Management from 1997 to 2005. Mr. Weiner, an Investment Officer of MFS, has been a portfolio manager of the MFS International Value Fund since January 2003 and has been employed in the investment area of MFS since 1998.

Putnam Investment Management, LLC (“Putnam”) is a Delaware limited liability company and is registered as an investment adviser with the SEC. Its principal business address is One Post Office Square, Boston, MA 02109. Putnam is an affiliate of MCM and GWL&A. Putnam is an indirect wholly owned subsidiary of Putnam Investments LLC, which generally conducts business under the name Putnam Investments. Similar to MCM, Putnam is owned through a series of subsidiaries by Great-West Lifeco Inc., which is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Putnam has managed mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family.

The portfolio management team for the Maxim Putnam High Yield Bond Portfolio is led by Paul D. Scanlon, CFA, Managing Director and Team Leader for the Putnam US High Yield Team. Messrs. Norman Boucher, and Robert Salvin are also Portfolio Managers that manage the Portfolio.

Mr. Scanlon, a CFA charter holder has been with Putnam since 1999, and has been in the investment industry since 1986. Mr. Boucher, a Managing Director, joined Putnam in 1998 as an Analyst and served as a Portfolio Manager in the Putnam U.S. High Yield group before moving to Putnam’s London office to manage the European high-yield portfolios. Mr. Boucher rejoined the U.S. High Yield team in 2005 and has been in the investment industry since 1985. Mr. Salvin, a Managing Director, has been in the investment industry since 1986 and joined Putnam in 2000. Messrs. Scanlon, Boucher and Salvin also manage other Putnam Funds managed by Putnam or an affiliate.

Silvant Capital Management LLC (“Silvant”) is a Delaware limited liability company and a wholly owned subsidiary of Ridgeworth Capital Management, Inc., a money management holding company and wholly owned subsidiary of SunTrust Banks, Inc. Silvant is registered as an investment adviser with the SEC. Its principal business address is 50 Hurt Plaza, Suite 1500, Atlanta, Georgia 30303.

Christopher D. Guinther is the lead portfolio manager for the Maxim Small-Cap Growth Portfolio. He is also the lead Portfolio Manager for both the Silvant Large Cap Growth discipline and the Select Large Cap Growth discipline. He has over 16 years of investment experience, the 12 most recent as a lead or co-portfolio manager of institutional small cap growth portfolios. Prior to joining Silvant, Mr. Guinther served as a lead or co-portfolio manager of institutional small cap growth portfolios. He was with Northern Trust Global Investors as a Senior Vice President and Institutional Small Cap Growth Portfolio Manager. Previously, he worked as a Small Cap Growth Portfolio Manager with both Principal Global Investors and Banc One Investment Advisors. He earned his Bachelor of Business Administration in Finance from Ohio University (1992), where he graduated with honors.

Michael A. Sansoterra is the lead portfolio manager for the Large Cap Growth discipline at Silvant. He is also a named portfolio manager on the Select Large Cap Growth discipline and the Small Cap Growth discipline. He has over 12 years of investment experience. Prior to joining Silvant, Mr. Sansoterra served as the Large Cap Diversified Growth Portfolio Manager, the Director of Research for Large/Mid Domestic Equities and a Senior Equity Analyst for Principal Global Investors from 2003 to 2007. Previously, he worked as a Senior Equity Analyst for USAA Investment Management and as an Equity Analyst and Portfolio Manager for The Northern Trust Company. He earned his Bachelor of Science in Economics from The University of Michigan (1994).

T. Rowe Price Associates, Inc. (“T. Rowe Price”) is a Maryland corporation and wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company. T. Rowe Price is registered as an investment adviser with the SEC. Its principal business address is 100 East Pratt Street, Baltimore, Maryland 21202.

The Maxim T. Rowe Price Equity/Income Portfolio is managed by an Investment Advisory Committee chaired by Brian C. Rogers. The committee chairman has day-to-day responsibility for managing the Portfolio and works with the committee in developing and executing the Portfolio’s investment program. This investment advisory committee also serves as the investment committee for the T. Rowe Price Equity Income Fund. Mr. Rogers, Chairman of the Board of T. Rowe Price Group, Inc., Chief Investment Officer of T. Rowe Price and President of T. Rowe Price Equity Income Fund, has been the portfolio manager of the T. Rowe Price Equity Income Fund since its inception in 1985. He joined T. Rowe Price in 1982 and has been managing investments since 1980.

The Maxim T. Rowe Price MidCap Growth Portfolio is managed by an Investment Advisory Committee chaired by Brian W.H. Berghuis. Mr. Berghuis has day-to-day responsibility for managing the Portfolio and works with the committee in developing and executing the Portfolio’s investment program. Mr. Berghuis is a Vice President and equity portfolio manager of T. Rowe Price, and has been the portfolio manager of the T. Rowe Price Mid-Cap Growth Fund since 1992. He has been managing investments since 1984 and joined T. Rowe Price in 1985.

MCM

Maxim Money Market, Maxim U.S. Government Mortgage Securities, Maxim Short Duration Bond, and Maxim Bond Index Portfolios

Catherine S. Tocher manages the Portfolios. Ms. Tocher has served as manager of the Maxim Money Market Portfolio since 2000, the Maxim U.S. Government Mortgage Securities Portfolio since 1993, the Maxim Short Duration Bond Portfolio since 2003, and the Maxim Bond Index Portfolio since 2004. Ms. Tocher is a Manager and Senior Vice President, Investments, of MCM. She is also Senior Vice President, Investments of GWL&A. She joined the GWL&A Investments Department in 1987. Ms. Tocher was educated at the University of Manitoba, where she received a Bachelor of Commerce (Honours Degree) in Finance. She also holds the Chartered Financial Analyst designation.

Maxim Profile I, Maxim Profile II, Maxim Lifetime and Maxim SecureFoundationSM Portfolios

The Portfolios are managed by an Asset Allocation Committee of MCM chaired by S. Mark Corbett. As Committee Chairman, Mr. Corbett has day-to-day responsibility for managing the Portfolios and works with the Asset Allocation Committee in developing and executing the Portfolios’ investment program. Mr. Corbett, Chairman and President of MCM and Executive Vice President, Chief Investment Officer of GWL&A, has provided advisory services for the Profile I Portfolios since inception in 1997, the Profile II Portfolios since inception in 1999, and the Lifetime and SecureFoundationSM Portfolios since inception in 2009. Prior to his employment with GWL&A in 1987, Mr. Corbett was a Chartered Accountant with Thorne, Ernst & Whinney. He was educated at the University of Manitoba, Canada where he received a Bachelor of Commerce (Honours Degree) in Accounting and Finance. Mr. Corbett is both a Chartered Accountant and a Chartered Financial Analyst.

Please see the SAI for additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of securities in the Portfolios.

MORE INFORMATION ABOUT THE PORTFOLIOS

Some of the Portfolios are managed by Sub-Advisers which manage other mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after, other mutual funds, you should understand that the
Portfolios are not otherwise directly related to any other mutual funds. Consequently, the investment performance of other mutual funds and any similarly-named Portfolio may differ substantially.

Each Portfolio follows a distinct set of investment strategies. All percentage limitations relating to the Portfolios’ investment strategies are applied at the time a Portfolio acquires a security.

Principal Investment Strategies

The principal investment strategies of the following Portfolios are summarized in the “Portfolio Summaries” section at the front of this Prospectus. More detailed descriptions of the principal investment strategies are described below.

Maxim Federated Bond Portfolio

The Portfolio will, under normal circumstances, invest primarily in a diversified portfolio of investment grade fixed-income securities at the time of purchase, including mortgage-backed securities, corporate debt securities and U.S. government obligations. A portion of the Portfolio may also be invested in foreign investment-grade debt securities and domestic or foreign non-investment-grade securities. Domestic non-investment-grade debt securities include both convertible and high-yield corporate debt securities. Foreign governments or corporations in either emerging or developed market countries issue foreign non-investment-grade and foreign investment-grade debt securities. The foreign debt securities in which the Portfolio may invest may be denominated in either foreign currency or in U.S. Dollars.

Investment grade securities are rated BBB or higher by Standard & Poor’s or have a comparable rating from another nationally recognized statistical rating organization (“NRSRO”), or if unrated, are of comparable quality as determined by the portfolio manager based on its credit assessment that the security is comparable to investment grade. Non-investment-grade securities are rated BB or lower by Standard & Poor’s or have a comparable rating from another NRSRO, or are of comparable quality if unrated. If a security is downgraded below the minimum quality grade discussed above, the portfolio manager will re-evaluate the security, but will not be required to sell it.

The Portfolio may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Portfolio may use derivative contracts or hybrid instruments to increase or decrease the Portfolio’s exposure to the investments(s) underlying the derivative or hybrid. Additionally, by way of example, the Portfolio may use derivative contracts in an attempt to: increase or decrease the effective duration of the Portfolio; seek to benefit from anticipated changes in the volatility of designated assets or instruments, such as indices, currencies and interest rates (volatility is a measure of the frequency and level of changes in the value of an asset or instrument without regard to the direction of such changes); obtain premiums from the sale of derivative contracts; realize gains from trading a derivative contract; or hedge against potential losses. There can be no assurance that the Portfolio’s use of derivative contracts or hybrid instruments will work as intended.

The Portfolio may allocate relatively more of its holdings to a sector that the portfolio manager expects to offer the best balance between total return and risk. The Portfolio will provide the appreciation component of total return by selecting those securities whose prices will, in the portfolio manager’s opinion, benefit from anticipated changes in economic and market conditions. The portfolio manager may lengthen or shorten duration from time to time based on the portfolio manager’s interest rate outlook; however, the Portfolio has no set duration parameters.

Maxim Global Bond Portfolio

The Portfolio will, under normal circumstances, invest at least 80% of its net assets in bonds of issuers located throughout the world. The Portfolio will ordinarily invest in at least three countries, including the U.S., and hold foreign currencies and attempt to profit from fluctuations in currency exchange rates. The Portfolio focuses on bonds rated investment grade or the unrated equivalent as determined by the Sub-Adviser, but may invest up to 25% of its total assets in below investment grade bonds (“high yield/high risk” or “junk”) bonds.

For purposes of pursuing its investment goal, the Portfolio may enter, from time to time, into derivative currency transactions, including currency forwards and cross currency forwards (either of which may result in net short currency exposures), options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, and cross currency swaps. A forward currency contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Cross currency forwards are forward contracts to sell an amount of a foreign currency when the Portfolio believes that foreign currency may suffer or enjoy a substantial movement against another foreign currency. A currency futures contract is a standardized contract for the future delivery of a specified amount of currency at a future date for a price set at the time of the contract. For futures contracts or currency indices (a basket of currencies), such contracts provide for a cash payment upon settlement instead of physical delivery of a foreign currency. Futures contracts trade on an exchange unlike forward currency contracts. The Portfolio’s investments in derivative currency transactions may result in net short currency exposures. Currency forwards, futures contracts and swaps could be affected with respect to hedges on non-U.S. dollar denominated securities owned by the Portfolio or sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio. The successful use of these transactions will usually depend on the portfolio manager’s ability to accurately forecast currency exchange rate movements. Should exchange rates move in an unexpected manner, the Portfolio may not achieve the anticipated benefits of the transaction, or it may realize losses.

The Portfolio may also, from time to time, enter into various other derivative strategies, including financial and index futures contracts and options on such contracts, as well as interest rate swaps. A financial futures contract is an agreement to buy or sell a specific security or securities at a specified future date and price. Among other techniques, the Portfolio may also use futures contracts on U.S. Treasury securities to help manage risks relating to interest rates and other market factors, to increase liquidity, to invest in particular instruments in more efficient or less expensive ways, and to quickly and efficiently cause new cash to be invested in the securities markets or, if cash will be needed to meet shareholder redemption requests, to remove Portfolio assets from exposure to the market. In addition, the Portfolio may invest in swap agreements which may include interest rate, index, total return, currency and credit default swaps for the purposes of attempting to obtain a particular desired return at a lower cost to the Portfolio than if the Portfolio had invested directly in an instrument that yielded that desired return. Swap agreements are contracts between the Portfolio and, typically, a brokerage firm, bank or other institutional buyer for periods ranging from a few days to more than a year, in which the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or other currency value of predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount”, i.e., the return on or increase in value of a particular U.S. dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. The Portfolio’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). With derivatives, the portfolio manager attempts to predict whether an underlying investment will increase or decrease in value at some future time. The portfolio manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy. These techniques could result in a loss if the counterparty to the transaction does not perform as promised. Moreover, investors should bear in mind that the Portfolio is not obligated to actively engage in any derivative transactions.

Derivative Currency Transactions. For purposes of pursuing its investment goal, the Portfolio may enter, from time to time, into derivative currency transactions, including currency forwards and cross currency forwards (either of which may result in net short currency exposures), options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, and cross currency swaps. A forward currency contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Cross currency forwards are forward contracts to sell an amount of a foreign currency when the Portfolio believes that foreign currency may suffer or enjoy a substantial movement against another foreign currency. A currency futures contract is a standardized contract for the future delivery of a specified amount of currency at a future date for a price set at the time of the contract. For futures contracts or currency indices (a basket of currencies), such contracts provide for a cash payment upon settlement instead of physical delivery of a foreign currency. Futures contracts trade on an exchange unlike forward currency contracts. The Portfolio’s investments in derivative currency transactions may result in net short currency exposures. Currency forwards, futures contracts and swaps could be affected with respect to hedges on non-U.S. dollar denominated securities owned by the Portfolio or sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio. The successful use of these transactions will usually depend on the portfolio manager’s ability to accurately forecast currency exchange rate movements. Should exchange rates move in an unexpected manner, the Portfolio may not achieve the anticipated benefits of the transaction, or it may realize losses.

Derivative Strategies. The Portfolio may also, from time to time, enter into various other derivative strategies, including financial and index futures contracts and options on such contracts, as well as interest rate swaps. A financial futures contract is an agreement to buy or sell a specific security or securities at a specified future date and price. Among other techniques, the Portfolio may also use futures contracts on U.S. Treasury securities to help manage risks relating to interest rates and other market factors, to increase liquidity, to invest in particular instruments in more efficient or less expensive ways, and to quickly and efficiently cause new cash to be invested in the securities markets or, if cash will be needed to meet shareholder redemption requests, to remove Portfolio assets from exposure to the market. In addition, the Portfolio may invest in swap agreements which may include interest rate, index, total return, currency and credit default swaps for the purposes of attempting to obtain a particular desired return at a lower cost to the Portfolio than if the Portfolio had invested directly in an instrument that yielded that desired return. Swap agreements are contracts between the Portfolio and, typically, a brokerage firm, bank or other institutional buyer for periods ranging from a few days to more than a year, in which the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or other currency value of predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount”, i.e., the return on or increase in value of a particular U.S. dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. The Portfolio’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). With derivatives, the portfolio manager attempts to predict whether an underlying investment will increase or decrease in value at some future time. The portfolio manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy. These techniques could result in a loss if the counterparty to the transaction does not perform as promised. Moreover, investors should bear in mind that the Portfolio is not obligated to actively engage in any derivative transactions.

Foreign Currency Techniques. The Portfolio may use any of the above currency techniques or other derivative transactions for the purposes of enhancing Portfolio returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in interest rates and other market factors. By way of example, when the manager believes that the value of a particular foreign currency is expected to increase compared to the U.S. dollar, the Portfolio could enter into a forward contract to purchase that foreign currency at a future date. If at such future date the value of the foreign currency exceeds the then current amount of U.S. dollars to be paid by the Portfolio under the contract, the Portfolio will recognize a gain. When used for hedging purposes, a forward contract or other derivative instrument could be used to protect against possible declines in a currency’s value where a security held or to be purchased by the Portfolio is denominated in that currency, or it may be used to hedge the Portfolio’s position by entering into a transaction on another currency expected to perform similarly to the currency of the security held or to be purchased (a “proxy hedge”).

A forward contract is an obligation to purchase or sell a specific foreign currency at an agreed exchange rate (price) at a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. A cross currency forward, sometimes referred to as a “cross-hedge,” is a forward contract to sell a specific foreign currency in exchange for another foreign currency and may be used when the Portfolio believes that the price of one of those foreign currencies will experience a substantial movement against the other foreign currency. A cross-hedge will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to when the Portfolio sells a security denominated in one currency and purchases a security denominated in another currency. A cross-hedge will protect the Portfolio against losses resulting from a decline in the hedged currency, but will cause the Portfolio to assume the risk of fluctuations in the value of the currency it purchases.

A futures contract is a standard binding agreement between two parties to buy or sell a specified quantity of an underlying instrument or asset, such as a specific security or currency, at a specified price at a specified later date that trade on an exchange. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow the Portfolio to increase or decrease its exposure to the underlying instrument. Although most futures contracts by their terms require the actual delivery or acquisition of the underlying instrument, some require cash settlement. The Portfolio may buy and sell futures contracts that trade on U.S. and foreign exchanges.

Swap Agreements. Swap agreements, such as interest rate swaps, are contracts between the Portfolio and, typically, a brokerage firm, bank, or other financial institution (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, the Portfolio agrees with its counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates. For credit default swaps, the “buyer” of the credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to an underlying reference debt obligation. As a “buyer” of the credit default swap, the Portfolio is purchasing the obligation of its counterparty to offset losses the Portfolio could experience if there was such a credit event. Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration, or modified restructuring of the reference debt obligation. The contingent payment by the seller generally is the face amount of the debt obligation in exchange for the physical delivery of the reference debt obligation or a cash payment equal to the then current market value of that debt obligation. The Portfolio currently intends only to be a buyer of credit default swaps. An interest rate swap is an agreement between two parties to exchange interest rate obligations, generally one based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper, or other benchmarks).

Other Derivative Strategies. The Portfolio may also, from time to time, enter into various other derivative strategies, including financial and index futures contracts and options on such contracts, as well as interest rate swaps. A financial futures contract is an agreement to buy or sell a specific security or securities at a specified future date and price. Among other techniques, the Fund may also use futures contracts on U.S. Treasury securities to help manage risks relating to interest rates and other market factors, to increase liquidity, to invest in particular instruments in more efficient or less expensive ways, and to quickly and efficiently cause new cash to be invested in the securities markets or, if cash will be needed to meet shareholder redemption requests, to remove Portfolio assets from exposure to the market. In addition, the Portfolio may invest in swap agreements which may include interest rate, index, total return, currency and credit default swaps for the purposes of attempting to obtain a particular desired return at a lower cost to the Portfolio than if the Portfolio had invested directly in an instrument that yielded that desired return. Swap agreements are contracts between the Portfolio and, typically, a brokerage firm, bank or other institutional buyer for periods ranging from a few days to more than a year, in which the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or other currency value of predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount”, i.e., the return on or increase in value of a particular U.S. dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. The Portfolio’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

With derivatives, the manager attempts to predict whether an underlying investment will increase or decrease in value at some future time. The manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy. These techniques could result in a loss if the counterparty to the transaction does not perform as promised. Moreover, investors should bear in mind that the Portfolio is not obligated to actively engage in any derivative transactions.

Maxim Lifetime Portfolios

Each Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, the transition year (which is assumed to be at age 65). Each Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to the transition year, each Portfolio employs a different combination of investments among different Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. Over time, each Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.

For each Portfolio, MCM establishes an anticipated allocation among different broad asset classes based on the transition year identified in the Portfolio’s name and the risk profile for each Portfolio. Within each anticipated asset class allocation, MCM selects the Underlying Portfolios and the percentage of the Portfolio’s assets that will be allocated to each such Underlying Portfolio. As further described in “The Asset Allocation Process” below in the “More Information About the Maxim Lifetime Portfolios” section, MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on quarterly basis, or more frequently as deemed necessary. MCM will make changes to these allocations from time to time as appropriate to the risk profile and individual strategies of each Portfolio and in order to help achieve each Portfolio’s investment objective.

The following table demonstrates, under normal circumstances, how each Portfolio currently expects (as of the date of this Prospectus) to allocate among equity and fixed income Underlying Portfolios. Please note that each Portfolio’s allocations between equity and fixed-income Underlying Portfolios will change over time as further described in this Prospectus.

Portfolio	Equity Fund Allocation	Fixed Income Fund Allocation
Maxim Lifetime 2015 Portfolio I	30-50%	50-70%
Maxim Lifetime 2015 Portfolio II	40-60%	40-60%
Maxim Lifetime 2015 Portfolio III	50-70%	30-50%
Maxim Lifetime 2025 Portfolio I	50-70%	30-50%
Maxim Lifetime 2025 Portfolio II	60-80%	20-40%
Maxim Lifetime 2025 Portfolio III	75-95%	5-25%
Maxim Lifetime 2035 Portfolio I	60-90%	10-40%
Maxim Lifetime 2035 Portfolio II	70-95%	5-30%
Maxim Lifetime 2035 Portfolio III	80-98%	2-20%
Maxim Lifetime 2045 Portfolio I	65-90%	10-35%
Maxim Lifetime 2045 Portfolio II	75-95%	5-25%
Maxim Lifetime 2045 Portfolio III	85-98%	2-15%
Maxim Lifetime 2055 Portfolio I	65-95%	5-35%
Maxim Lifetime 2055 Portfolio II	75-98%	2-25%
Maxim Lifetime 2055 Portfolio III	85-98%	2-15%

The following table shows the target allocation for the various asset classes for the Portfolio I series and the Underlying Portfolios in which each Portfolio expects to invest as of the date of this Prospectus.

Asset Class (Underlying Portfolios)	Maxim Lifetime 2015 Portfolio I	Maxim Lifetime 2025 Portfolio I	Maxim Lifetime 2035 Portfolio I	Maxim Lifetime 2045 Portfolio I	Maxim Lifetime 2055 Portfolio I
Large Value	3.96%	5.50%	7.20%	7.46%	7.00%
Maxim T. Rowe Price Equity/Income Portfolio	•	•	•	•	•
MFS Value Fund A	•	•	•	•	•
Large Blend	7.20%	10.00%	12.75%	13.39%	12.68%
Maxim S&P 500® Index Portfolio	•	•	•	•	•
Large Growth	3.26%	4.50%	5.90%	6.10%	5.70%
American Century Growth Fund Inv	•	•	•	•	•
Maxim Janus Large Cap Growth Portfolio	•	•	•	•	•
Mid Value	2.00%	2.80%	3.66%	3.76%	3.56%
Goldman Sachs Mid Cap Value Fund A	•	•	•	•	•
Perkins Mid Cap Value Fund S	•	•	•	•	•
Mid Blend	3.10%	4.30%	5.60%	5.80%	5.45%
Maxim S&P MidCap 400® Index Portfolio Initial	•	•	•	•	•
Mid Growth	1.10%	1.50%	1.96%	2.06%	1.90%
Wells Fargo Advantage Common Stock Fund A	•	•	•	•	•
Maxim T. Rowe Price MidCap Growth Portfolio	•	•	•	•	•
Small Value	1.00%	1.66%	2.56%	3.06%	3.76%
Allianz NFJ Small Cap Value Fund A	•	•	•	•	•
Maxim Loomis Sayles Small-Cap Value Portfolio	•	•	•	•	•
Small Blend	1.80%	3.00%	4.60%	5.55%	5.95%
Maxim Index 600 Portfolio	•	•	•	•	•
Small Growth	0.80%	1.36%	2.06%	2.50%	2.20%
Sentinel Small Company Fund A	•	•	•	•	•
Invesco Van Kampen Small Cap Growth Fund A	•	•	•	•	•
International Large Value	1.90%	3.10%	4.76%	5.66%	6.10%
Harbor International Fund Inv	•	•	•	•	•
Maxim Invesco ADR Portfolio	•	•	•	•	•
International Large Blend	3.45%	5.65%	8.65%	10.30%	11.10%

Maxim International Index Portfolio Initial	•	•	•	•	•
International Large Growth	1.56%	2.56%	3.90%	4.66%	5.00%
Maxim MFS International Growth Portfolio	•	•	•	•	•
Invesco International Growth Fund I	•	•	•	•	•
Diversified Emerging Markets	1.70%	3.30%	5.70%	7.70%	9.40%
Invesco Developing Markets Fund I	•	•	•	•	•
Oppenheimer Developing Markets Fund A	•	•	•	•	•
Intermediate-Term Bond	27.37%	23.37%	14.70%	10.30%	9.10%
Maxim Bond Index Portfolio	•	•	•	•	•
Maxim Federated Bond Portfolio	•	•	•	•	•
High Yield Bond	7.00%	5.90%	3.70%	2.60%	2.30%
Metropolitan West High Yield Bond Fund M	•	•	•	•	•
Maxim Putnam High Yield Bond Portfolio	•	•	•	•	•
Global Bond	6.80%	6.50%	4.40%	3.50%	3.70%
Maxim Global Bond Portfolio	•	•	•	•	•
Oppenheimer International Bond Fund A	•	•	•	•	•
Inflation Protected Bond	10.80%	4.80%	1.00%	0.00%	0.00%
American Century Inflation Adjusted Bond Fund Inv	•	•	•
Real Estate	5.00%	4.30%	3.70%	3.10%	2.60%
First American Real Estate Securities Portfolio Y	•	•	•	•	•
Global Real Estate	2.10%	2.30%	2.40%	2.50%	2.50%
Invesco Global Real Estate Fund I	•	•	•	•	•
Short-Term Income/Cash	8.10%	3.60%	0.80%	0.00%	0.00%
Maxim Short Duration Bond Portfolio	•	•	•
Maxim Money Market Portfolio	•	•	•
GWL&A Contract	•	•	•

The following table shows the target allocation for the various asset classes for the Portfolio II series and the Underlying Portfolios in which each Portfolio expects to invest as of the date of this Prospectus.

Asset Class (Underlying Portfolios)	Maxim Lifetime 2015 Portfolio II	Maxim Lifetime 2025 Portfolio II	Maxim Lifetime 2035 Portfolio II	Maxim Lifetime 2045 Portfolio II	Maxim Lifetime 2055 Portfolio II
Large Value	5.20%	7.10%	8.40%	8.20%	7.60%
Maxim T. Rowe Price Equity/Income Portfolio	•	•	•	•	•
MFS Value Fund A	•	•	•	•	•
Large Blend	9.45%	12.90%	15.20%	14.75%	13.76%
Maxim S&P 500® Index Portfolio	•	•	•	•	•
Large Growth	4.26%	5.80%	6.86%	6.70%	6.20%
American Century Growth Fund Inv	•	•	•	•	•
Maxim Janus Large Cap Growth Portfolio	•	•	•	•	•
Mid Value	2.66%	3.60%	4.26%	4.16%	3.86%
Goldman Sachs Mid Cap Value Fund A	•	•	•	•	•
Perkins Mid Cap Value Fund S	•	•	•	•	•
Mid Blend	4.05%	5.55%	6.55%	6.40%	5.90%
Maxim S&P MidCap 400® Index Portfolio Initial	•	•	•	•	•
Mid Growth	1.40%	1.96%	2.30%	2.26%	2.06%
Wells Fargo Advantage Common Stock Fund A	•	•	•	•	•
Maxim T. Rowe Price MidCap Growth Portfolio	•	•	•	•	•

Small Value	1.30%	2.10%	2.96%	3.36%	4.10%
Allianz NFJ Small Cap Value Fund A	•	•	•	•	•
Maxim Loomis Sayles Small-Cap Value Portfolio	•	•	•	•	•
Small Blend	2.35%	3.85%	5.35%	6.10%	6.50%
Maxim Index 600 Portfolio	•	•	•	•	•
Small Growth	1.06%	1.76%	2.40%	2.76%	2.40%
Sentinel Small Company Fund A	•	•	•	•	•
Invesco Van Kampen Small Cap Growth Fund A	•	•	•	•	•
International Large Value	2.50%	4.06%	5.56%	6.26%	6.66%
Harbor International Fund Inv	•	•	•	•	•
Maxim Invesco ADR Portfolio	•	•	•	•	•
International Large Blend	4.55%	7.35%	10.10%	11.35%	12.10%
Maxim International Index Portfolio Initial	•	•	•	•	•
International Large Growth	2.06%	3.30%	4.56%	5.10%	5.46%
Maxim MFS International Growth Portfolio	•	•	•	•	•
Invesco International Growth Fund I	•	•	•	•	•
Diversified Emerging Markets	2.30%	4.20%	6.60%	8.50%	10.30%
Invesco Developing Markets Fund I	•	•	•	•	•
Oppenheimer Developing Markets Fund A	•	•	•	•	•
Intermediate-Term Bond	22.76%	15.97%	7.70%	5.40%	4.80%
Maxim Bond Index Portfolio	•	•	•	•	•
Maxim Federated Bond Portfolio	•	•	•	•	•
High Yield Bond	5.70%	4.00%	1.90%	1.30%	1.20%
Metropolitan West High Yield Bond Fund M	•	•	•	•	•
Maxim Putnam High Yield Bond Portfolio	•	•	•	•	•
Global Bond	5.60%	4.30%	2.30%	1.80%	2.00%
Maxim Global Bond Portfolio	•	•	•	•	•
Oppenheimer International Bond Fund A	•	•	•	•	•
Inflation Protected Bond	9.00%	3.20%	0.50%	0.00%	0.00%
American Century Inflation Adjusted Bond Fund Inv	•	•	•
Real Estate	5.00%	4.30%	3.70%	3.10%	2.60%
First American Real Estate Securities Portfolio Y	•	•	•	•	•
Global Real Estate	2.10%	2.30%	2.40%	2.50%	2.50%
Invesco Global Real Estate Fund I	•	•	•	•	•
Short-Term Income/Cash	6.70%	2.40%	0.40%	0.00%	0.00%
Maxim Short Duration Bond Portfolio	•	•	•
Maxim Money Market Portfolio	•	•	•
GWL&A Contract	•	•	•

The following table shows the target allocation for the various asset classes for the Portfolio III series and the Underlying Portfolios in which each Portfolio expects to invest as of the date of this Prospectus.

Asset Class (Underlying Portfolios)	Maxim Lifetime 2015 Portfolio III	Maxim Lifetime 2025 Portfolio III	Maxim Lifetime 2035 Portfolio III	Maxim Lifetime 2045 Portfolio III	Maxim Lifetime 2055 Portfolio III
Large Value	6.70%	8.56%	9.06%	8.50%	7.86%
Maxim T. Rowe Price Equity/Income Portfolio	•	•	•	•	•
MFS Value Fund A	•	•	•	•	•
Large Blend	12.15%	15.55%	16.13%	15.43%	14.05%
Maxim S&P 500® Index Portfolio	•	•	•	•	•

Large Growth	5.46%	7.00%	7.40%	6.96%	6.46%
American Century Growth Fund Inv	•	•	•	•	•
Maxim Janus Large Cap Growth Portfolio	•	•	•	•	•
Mid Value	3.40%	4.36%	4.60%	4.30%	4.00%
Goldman Sachs Mid Cap Value Fund A	•	•	•	•	•
Perkins Mid Cap Value Fund S	•	•	•	•	•
Mid Blend	5.20%	6.70%	7.05%	6.60%	6.15%
Maxim S&P MidCap 400® Index Portfolio Initial	•	•	•	•	•
Mid Growth	1.80%	2.36%	2.46%	2.30%	2.16%
Wells Fargo Advantage Common Stock Fund A	•	•	•	•	•
Maxim T. Rowe Price MidCap Growth Portfolio	•	•	•	•	•
Small Value	1.66%	2.56%	3.20%	3.50%	4.26%
Allianz NFJ Small Cap Value Fund A	•	•	•	•	•
Maxim Loomis Sayles Small-Cap Value Portfolio	•	•	•	•	•
Small Blend	3.00%	4.65%	5.80%	6.35%	6.75%
Maxim Index 600 Portfolio	•	•	•	•	•
Small Growth	1.36%	2.10%	2.60%	2.86%	2.50%
Sentinel Small Company Fund A	•	•	•	•	•
Invesco Van Kampen Small Cap Growth Fund A	•	•	•	•	•
International Large Value	3.20%	4.86%	6.00%	6.50%	6.90%
Harbor International Fund Inv	•	•	•	•	•
Maxim Invesco ADR Portfolio	•	•	•	•	•
International Large Blend	5.85%	8.80%	10.90%	11.80%	12.55%
Maxim International Index Portfolio Initial	•	•	•	•	•
International Large Growth	2.66%	3.96%	4.90%	5.30%	5.66%
Maxim MFS International Growth Portfolio	•	•	•	•	•
Invesco International Growth Fund I	•	•	•	•	•
Diversified Emerging Markets	2.90%	5.10%	7.20%	8.90%	10.60%
Invesco Developing Markets Fund I	•	•	•	•	•
Oppenheimer Developing Markets Fund A	•	•	•	•	•
Intermediate-Term Bond	17.26%	8.74%	3.90%	3.20%	3.00%
Maxim Bond Index Portfolio	•	•	•	•	•
Maxim Federated Bond Portfolio	•	•	•	•	•
High Yield Bond	4.30%	2.30%	1.00%	0.80%	0.80%
Metropolitan West High Yield Bond Fund M	•	•	•	•	•
Maxim Putnam High Yield Bond Portfolio	•	•	•	•	•
Global Bond	4.20%	2.50%	1.20%	1.10%	1.20%
Maxim Global Bond Portfolio	•	•	•	•	•
Oppenheimer International Bond Fund A	•	•	•	•	•
Inflation Protected Bond	6.80%	1.90%	0.30%	0.00%	0.00%
American Century Inflation Adjusted Bond Fund Inv	•	•	•
Real Estate	5.00%	4.30%	3.70%	3.10%	2.60%
First American Real Estate Securities Portfolio Y	•	•	•	•	•
Global Real Estate	2.10%	2.30%	2.40%	2.50%	2.50%
Invesco Global Real Estate Fund I	•	•	•	•	•
Short-Term Income/Cash	5.00%	1.40%	0.20%	0.00%	0.00%
Maxim Short Duration Bond Portfolio	•	•	•
Maxim Money Market Portfolio	•	•	•
GWL&A Contract	•	•	•

Effective December 31, 2010, MCM added mid blend, international large blend, diversified emerging markets, real estate, and global real estate as new asset classes, and modified the target allocations and Underlying Portfolios accordingly. To minimize the impact of reallocations on each Portfolio’s performance, the Portfolios will move to the new target allocations and Underlying Portfolios gradually over a several week period following December 31, 2010.

MCM may add or delete asset classes, change asset allocations, and add or delete Underlying Portfolios at any time without approval or notice to shareholders. Accordingly, the Portfolios will not necessarily invest in the Underlying Portfolios listed above, and may invest in Underlying Portfolios not listed above. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed-income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives.

The Underlying Portfolios may include mutual funds that are directly advised by MCM, mutual funds that are sub-advised by unaffiliated sub-advisers retained by MCM, mutual funds that are advised by an affiliate of MCM1, and mutual funds that are advised by unaffiliated investment advisers.

Information regarding the Underlying Portfolios is available in the applicable Underlying Portfolio’s prospectus and statement of additional information. This Prospectus is not an offer for any of the Underlying Portfolios. The prospectus and statement of additional information for each of the Underlying Portfolios is available on the SEC’s website at http://www.sec.gov.

The following chart illustrates the target asset allocations among U.S. equity, foreign equity, fixed-income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus for the Portfolio I series. The illustration reflects neutral allocations (without any tactical adjustments by MCM). The actual asset allocation may differ from this illustration to reflect MCM’s tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders. Reallocations may be implemented promptly or may be implemented gradually

1 Underlying Portfolios managed by Putnam Investment Management, LLC (“Putnam Funds”) are in the same group of investment companies as the Fund, and Putnam Investment Management, LLC, investment adviser to the Putnam Funds, is an affiliate of MCM and GWL&A. Putnam Investment Management, LLC is a subsidiary of Putnam Investments, LLC, which similar to MCM and GWL&A, is owned through a series of wholly-owned subsidiaries by Great-West Lifeco Inc., which is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies.

The following chart illustrates the target asset allocations among U.S. equity, foreign equity, fixed-income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus for the Portfolio II series. The illustration reflects neutral allocations (without any tactical adjustments by MCM). The actual asset allocation may differ from this illustration to reflect MCM’s tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders. Reallocations may be implemented promptly or may be implemented gradually.

The following chart illustrates the target asset allocations among U.S. equity, foreign equity, fixed-income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus for the Portfolio III series. The illustration reflects neutral allocations (without any tactical adjustments by MCM). The actual asset allocation may differ from this illustration to reflect MCM’s tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders. Reallocations may be implemented promptly or may be implemented gradually.

Each Portfolio may also invest in (the GWL&A Contract for allocations to the short-term income/cash asset class. If a Portfolio invests in the GWL&A Contract, the GWL&A Contract also is considered an Underlying Portfolio. The GWL&A Contract has a stable principal value and will pay each Portfolio holding a GWL&A Contract a fixed rate of interest. GWL&A will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). Because of the guaranteed nature of the GWL&A Contract, the Portfolios holding a GWL&A Contract will not directly participate in the actual experience of the assets underlying the GWL&A Contract. Although under certain market conditions a Portfolio’s performance may be adversely affected by its investment in the GWL&A Contract, MCM believes that the stable nature of the GWL&A Contract should reduce a Portfolio’s volatility and overall risk, especially when the bond and stock markets decline simultaneously.

In pursuing each Portfolio’s investment objective, MCM has considerable discretion with respect to the use of investments and investment strategies, which means that MCM can decide whether to use them or not.

Each Portfolio’s investment objective and principal investment strategies are non-fundamental and can be changed without shareholder notice or approval.

Maxim Profile I Portfolios

The principal investment strategies for each Portfolio are to:

•	Under normal circumstances, invest primarily in other portfolios of the Fund, as well as in other mutual funds that are part of the same group of investment companies as the Portfolios.

•	Invest in Underlying Portfolios according to an asset allocation program designed to meet an investor’s risk tolerance, investment time horizons and personal objectives.

•	Maintain different allocations of equity and fixed income Underlying Portfolios with varying degrees of potential investment risk and reward.

•	Select asset allocations and Underlying Portfolios to provide investors with five distinct options that meet a wide array of investor needs.

•	Automatically rebalance each Portfolio’s holdings of Underlying Portfolios monthly to maintain the appropriate asset allocation as well as the appropriate selection of Underlying Portfolios.

The following table describes the emphasis on income, growth of capital and risk of principal for each Portfolio:

Portfolio	Income	Growth of Capital	Risk of Principal
Aggressive	Low	High	High
Moderately Aggressive	Low	Medium to High	High
Moderate	Medium	Medium to High	Medium
Moderately Conservative	Medium to High	Low to Medium	Medium
Conservative	High	Low	Low

The following table describes the asset allocation ranges for each Portfolio:

	Asset Class	Conservative	Moderately Conservative	Moderate	Moderately Aggressive	Aggressive
EQUITY	International	0-15%	0-30%	0-30%	5-35%	10-40%
	Small Cap	0-15%	0-15%	0-25%	0-25%	5-35%
	Mid Cap	0-15%	0-25%	0-30%	5-35%	15-45%
	Large Cap	10-40%	10-40%	15-45%	20-50%	10-40%
FIXED	Bond	30-50%	20-40%	5-25%	5-25%	0-10%
	Short-Term Bond	25-45%	10-30%	5-25%	0-10%	0-10%

Each Portfolio may also invest in the GWL&A Contract for allocations to the short-term bond asset class. If a Portfolio invests in the GWL&A Contract, the GWL&A Contract also is considered an Underlying Portfolio. The GWL&A Contract has a stable principal value and will pay each Portfolio holding a GWL&A Contract a fixed rate of interest. GWL&A will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). Because of the guaranteed nature of the GWL&A Contract, the Portfolios holding a GWL&A Contract will not directly participate in the actual experience of the assets underlying the GWL&A Contract. Although under certain market conditions a Portfolio’s performance may be adversely affected by its investment in the GWL&A Contract, MCM believes that the stable nature of the GWL&A Contract should reduce a Portfolio’s volatility and overall risk, especially when the bond and stock markets decline simultaneously.

MCM uses asset allocation strategies to allocate each Portfolio’s assets among different broad asset classes and the Underlying Portfolios. The first step in MCM’s allocation process is to determine each Portfolio’s asset class allocations. MCM bases this decision on each Portfolio’s anticipated risk level, the expected return potential of each asset class, the anticipated risks or volatility of each asset class and similarities or differences in the typical investment cycle of the various asset classes.

Second, once the asset allocation is determined, MCM selects the Underlying Portfolios. MCM uses its proprietary investment process for selecting the Underlying Portfolios in which the Portfolios invest. In selecting Underlying Portfolios, MCM considers a variety of factors in the context of current economic and market conditions, including the Underlying Portfolio’s investment strategy, risk profile and historical performance, Morningstar ratings, fees and expenses, asset size and managerial style.

The following table shows each Portfolio’s target allocation for the various asset classes listed above and the Underlying Portfolios in which each Portfolio expects to invest as of the date of this Prospectus:

Maxim Profile I Portfolios
Asset Class (Underlying Portfolios)	Maxim Conservative Profile I Portfolio	Maxim Moderately Conservative Profile I Portfolio	Maxim Moderate Profile I Portfolio	Maxim Moderately Aggressive Profile I Portfolio	Maxim Aggressive Profile I Portfolio
Large Cap	16.00%	23.00%	28.00%	30.00%	37.00%
Maxim Janus Large Cap Growth Portfolio	•	•	•	•	•
Maxim T. Rowe Price MidCap Growth Portfolio	•	•	•	•	•
Putnam Equity Income Fund A	•	•	•	•	•
Mid Cap	7.00%	8.00%	10.00%	16.00%	23.00%
Maxim T. Rowe Price MidCap Growth Portfolio	•	•	•	•	•
Maxim MidCap Value Portfolio	•	•	•	•	•
Putnam MidCap Value Fund A	•	•	•	•	•
Small Cap	0.00%	3.00%	6.00%	8.00%	13.00%
Maxim Small-Cap Growth Portfolio			•	•	•
Maxim Loomis Sayles Small-Cap Value Portfolio		•	•	•	•
Maxim Small-Cap Value Portfolio		•	•	•	•
International	7.00%	11.00%	16.00%	19.00%	27.00%
Maxim MFS International Growth Portfolio	•	•	•	•	•
Maxim Invesco ADR Portfolio	•	•	•	•	•
Maxim MFS International Value Portfolio	•	•	•	•	•
Bond	41.00%	33.00%	24.00%	18.00%	0.00%
Maxim U.S. Government Mortgage Securities Portfolio	•	•	•	•
Maxim Federated Bond Portfolio	•	•	•	•
Maxim Global Bond Portfolio	•	•	•	•
Maxim Putnam High Yield Bond Portfolio	•	•	•	•
Putnam High Yield Advantage Fund A	•	•	•	•
Short-Term Bond	29.00%	22.00%	16.00%	9.00%	0.00%
GWL&A Contract	•	•	•	•
Maxim Short Duration Bond Portfolio	•

Each Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. Rebalancing generally occurs on the 20th day of each month (unless that day is not a business day in which case rebalancing will be effected on the next business day). Changes in Underlying Portfolios, if deemed necessary by MCM, will generally be made on the monthly rebalancing date. To reduce market risks associated with replacement of Underlying Portfolios, MCM may effect the replacement over a several week period leading up to or following the rebalancing date. Rebalancing generally involves selling shares of certain Underlying Portfolios and purchasing shares of other Underlying Portfolios. As a result of the monthly rebalancing, expenses relating to redemption fees, if applicable, may be incurred at the Underlying Portfolio level.

MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on quarterly basis, or more frequently as deemed necessary. MCM will make changes to these allocations from time to time as appropriate to the individual strategies of each Portfolio and in order to help achieve each Portfolio’s investment objective. MCM may add or delete asset classes, change asset allocations, and add or delete Underlying Portfolios at any time without approval or notice to shareholders. Accordingly, the Portfolios will not necessarily invest in the Underlying Portfolios listed above, and may invest in Underlying Portfolios not listed above. Reallocations may be implemented promptly or may be implemented gradually. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities, debt securities (including those rated below investment grade), short-term investments, and derivatives.

The Portfolios may invest in mutual funds that are directly advised by MCM, mutual funds that are sub-advised by unaffiliated sub-advisers retained by MCM, and mutual funds that are advised by an affiliate of MCM2, and mutual funds that are advised by unaffiliated investment advisers.

Information regarding the Underlying Portfolios is available in the applicable Underlying Portfolio’s prospectus and statement of additional information. This Prospectus is not an offer for any of the Underlying Portfolios. The prospectus and statement of additional information for each of the Underlying Portfolios is available on the SEC’s website at http://www.sec.gov.

Each Portfolio’s principal investment strategies are non-fundamental and can be changed without shareholder notice or approval.

Maxim Profile II Portfolios

The principal investment strategies for each Portfolio are to:

•	Under normal circumstances, invest primarily in other portfolios of the Fund, as well as in other mutual funds that are part of the same group of investment companies as the Portfolios.

•	Invest in Underlying Portfolios according to an asset allocation program designed to meet an investor’s risk tolerance, investment time horizons and personal objectives.

•	Maintain different allocations of equity and fixed income Underlying Portfolios with varying degrees of potential investment risk and reward.

•	Select asset allocations and Underlying Portfolios to provide investors with five distinct options that meet a wide array of investor needs.

•	Automatically rebalance each Portfolio’s holdings of Underlying Portfolios monthly to maintain the appropriate asset allocation as well as the appropriate selection of Underlying Portfolios.

The following table describes the emphasis on income, growth of capital and risk of principal for each Portfolio:

Portfolio	Income	Growth of Capital	Risk of Principal
Aggressive	Low	High	High
Moderately Aggressive	Low	Medium to High	High
Moderate	Medium	Medium to High	Medium
Moderately Conservative	Medium to High	Low to Medium	Medium
Conservative	High	Low	Low

The following table describes the asset allocation ranges for each Portfolio:

	Asset Class	Conservative	Moderately Conservative	Moderate	Moderately Aggressive	Aggressive
EQUITY	International	0-15%	0-30%	0-30%	5-35%	10-40%
	Small Cap	0-15%	0-15%	0-25%	0-25%	5-35%
	Mid Cap	0-15%	0-25%	0-30%	5-35%	15-45%
	Large Cap	10-40%	10-40%	15-45%	20-50%	10-40%
FIXED	Bond	30-50%	20-40%	5-25%	5-25%	0-10%
	Short-Term Bond	25-45%	10-30%	5-25%	0-10%	0-10%

2 Underlying Portfolios managed by Putnam Investment Management, LLC (“Putnam Funds”) are in the same group of investment companies as the Fund, and Putnam Investment Management, LLC, investment adviser to the Putnam Funds, is an affiliate of MCM and GWL&A. Putnam Investment Management, LLC is a subsidiary of Putnam Investments, LLC, which similar to MCM and GWL&A, is owned through a series of wholly-owned subsidiaries by Great-West Lifeco Inc., which is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies.

Each Portfolio may also invest in the GWL&A Contract for allocations to the short-term bond asset class. If a Portfolio invests in the GWL&A Contract, the GWL&A Contract also is considered an Underlying Portfolio. The GWL&A Contract has a stable principal value and will pay each Portfolio holding a GWL&A Contract a fixed rate of interest. GWL&A will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). Because of the guaranteed nature of the GWL&A Contract, the Portfolios holding a GWL&A Contract will not directly participate in the actual experience of the assets underlying the GWL&A Contract. Although under certain market conditions a Portfolio’s performance may be adversely affected by its investment in the GWL&A Contract, MCM believes that the stable nature of the GWL&A Contract should reduce a Portfolio’s volatility and overall risk, especially when the bond and stock markets decline simultaneously.

MCM uses asset allocation strategies to allocate each Portfolio’s assets among different broad asset classes and the Underlying Portfolios. The first step in MCM’s allocation process is to determine each Portfolio’s asset class allocations. MCM bases this decision on each Portfolio’s anticipated risk level, the expected return potential of each asset class, the anticipated risks or volatility of each asset class and similarities or differences in the typical investment cycle of the various asset classes.

Second, once the asset allocation is determined, MCM selects the Underlying Portfolios. MCM uses its proprietary investment process for selecting the Underlying Portfolios in which the Portfolios invest. In selecting Underlying Portfolios, MCM considers a variety of factors in the context of current economic and market conditions, including the Underlying Portfolio’s investment strategy, risk profile and historical performance, Morningstar ratings, fees and expenses, asset size and managerial style.

The following table shows each Portfolio’s target allocation for the various asset classes listed above and the Underlying Portfolios in which each Portfolio expects to invest as of the date of this Prospectus:

Maxim Profile II Portfolios
Asset Class (Underlying Portfolios)	Maxim Conservative Profile II Portfolio	Maxim Moderately Conservative Profile II Portfolio	Maxim Moderate Profile II Portfolio	Maxim Moderately Aggressive Profile II Portfolio	Maxim Aggressive Profile II Portfolio
Large Cap	16.00%	23.00%	28.00%	30.00%	37.00%
Maxim Janus Large Cap Growth Portfolio	•	•	•	•	•
Maxim T. Rowe Price MidCap Growth Portfolio	•	•	•	•	•
Putnam Equity Income Fund A	•	•	•	•	•
Mid Cap	7.00%	8.00%	10.00%	16.00%	23.00%
Maxim T. Rowe Price MidCap Growth Portfolio	•	•	•	•	•
Maxim MidCap Value Portfolio	•	•	•	•	•
Putnam MidCap Value Fund A	•	•	•	•	•
Small Cap	0.00%	3.00%	6.00%	8.00%	13.00%
Maxim Small-Cap Growth Portfolio			•	•	•
Maxim Loomis Sayles Small-Cap Value Portfolio		•	•	•	•
Maxim Small-Cap Value Portfolio		•	•	•	•
International	7.00%	11.00%	16.00%	19.00%	27.00%
Maxim MFS International Growth Portfolio	•	•	•	•	•
Maxim Invesco ADR Portfolio	•	•	•	•	•

Maxim MFS International Value Portfolio	•	•	•	•	•
Bond	41.00%	33.00%	24.00%	18.00%	0.00%
Maxim U.S. Government Mortgage Securities Portfolio	•	•	•	•
Maxim Federated Bond Portfolio	•	•	•	•
Maxim Global Bond Portfolio	•	•	•	•
Maxim Putnam High Yield Bond Portfolio	•	•	•	•
Putnam High Yield Advantage Fund A	•	•	•	•
Short-Term Bond	29.00%	22.00%	16.00%	9.00%	0.00%
GWL&A Contract	•	•	•	•
Maxim Short Duration Bond Portfolio	•

Each Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. Rebalancing generally occurs on the 20th day of each month (unless that day is not a business day in which case rebalancing will be effected on the next business day). Changes in Underlying Portfolios, if deemed necessary by MCM, will generally be made on the monthly rebalancing date. To reduce market risks associated with replacement of Underlying Portfolios, MCM may effect the replacement over a several week period leading up to or following the rebalancing date. Rebalancing generally involves selling shares of certain Underlying Portfolios and purchasing shares of other Underlying Portfolios. As a result of the monthly rebalancing, expenses relating to redemption fees, if applicable, may be incurred at the Underlying Portfolio level.

MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on quarterly basis, or more frequently as deemed necessary. MCM will make changes to these allocations from time to time as appropriate to the individual strategies of each Portfolio and in order to help achieve each Portfolio’s investment objective. MCM may add or delete asset classes, change asset allocations, and add or delete Underlying Portfolios at any time without approval or notice to shareholders. Accordingly, the Portfolios will not necessarily invest in the Underlying Portfolios listed above, and may invest in Underlying Portfolios not listed above. Reallocations may be implemented promptly or may be implemented gradually. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities, debt securities (including those rated below investment grade), short-term investments, and derivatives.

The Portfolios may invest in mutual funds that are directly advised by MCM, mutual funds that are sub-advised by unaffiliated sub-advisers retained by MCM, mutual funds that are advised by an affiliate of MCM3, and mutual funds that are advised by unaffiliated investment advisers.

Information regarding the Underlying Portfolios is available in the applicable Underlying Portfolio’s prospectus and statement of additional information. This Prospectus is not an offer for any of the Underlying Portfolios. The prospectus and statement of additional information for each of the Underlying Portfolios is available on the SEC’s website at http://www.sec.gov.

3 Underlying Portfolios managed by Putnam Investment Management, LLC (“Putnam Funds”) are in the same group of investment companies as the Fund, and Putnam Investment Management, LLC, investment adviser to the Putnam Funds, is an affiliate of MCM and GWL&A. Putnam Investment Management, LLC is a subsidiary of Putnam Investments, LLC, which similar to MCM and GWL&A, is owned through a series of wholly-owned subsidiaries by Great-West Lifeco Inc., which is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies.

Each Portfolio’s principal investment strategies are non-fundamental and can be changed without shareholder notice or approval.

Maxim Putnam High Yield Bond Portfolio

The Portfolio will, under normal circumstances, invest a minimum of 80% of its total assets in publicly registered high yield/high risk (i.e., “junk” or rated below investment grade) corporate fixed income securities (fixed or floating rate securities), which may include zero-coupon bonds, convertible securities, preferred stock, pay-in-kind bonds as well as “toggle bonds” (issuers option to pay in kind). Up to 25% of the Portfolio’s total assets may be invested in non-corporate debt securities. Up to 20% of the total assets of the Portfolio may be invested in equity securities, including convertible preferred stock, common stock, and warrants.

High yield bonds are debt securities that are rated below investment grade (for example, rated below BBB by Standard & Poor’s or below Baa by Moody’s Investors Service) or have an equivalent rating by a nationally recognized statistical rating organization. Debt securities that are not rated by a nationally recognized statistical rating organization may also be high yield bonds. No more than 35% of the Portfolio’s total assets may be invested in securities rated below B3/B- by all nationally recognized rating agencies (currently Moody’s Investor Services, Standard & Poor’s, and Fitch Ratings) who rate such securities, or, if unrated, determined to be of comparable quality by the Sub-Adviser.

The Portfolio may invest in bank loans (term and revolving loans), invest in foreign securities, make forward commitments and may lend Portfolio securities. The Portfolio may invest up to 20% of its total assets in securities not denominated in U.S. dollars. The Portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; credit default swaps and credit default swap indices; and interest rate or currency swaps. The Portfolio may use derivatives for any of the following purposes: as a substitute for buying and selling securities; to hedge against the economic impact of adverse changes in the market value of its portfolio securities due to changes in stock market prices, currency exchange rates or interest rates; or to enhance the Portfolio’s return as a non-hedging strategy that may be considered speculative.

Typically, the composition of cash and money market instruments does not exceed 20% of the total assets of the Portfolio. It is expected, however, that the Sub-Adviser will make active use of short-term reserves when deemed appropriate. Except for obligations issued or guaranteed by the US. Government or its agencies or instrumentalities, no more than 5% of the total assets of the Portfolio will be invested in the assets of any one issuer. No more than 25% of the total assets of the Portfolio will be invested in any one industry, as defined by the Sub-Adviser.

Maxim SecureFoundationSM Balanced Portfolio

Under normal conditions, the Portfolio will invest 50-70% of its net assets (plus the amount of any borrowings for investment purposes) in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets (plus the amount of any borrowings for investment purposes) in Underlying Portfolios that invest primarily in fixed income securities.

MCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Portfolios. The first step in MCM’s allocation process is to determine the Portfolio’s asset class allocations. Second, once the asset allocation is determined, MCM selects the Underlying Portfolios. MCM uses its proprietary investment process for selecting the Underlying Portfolios in which the Portfolio invests. Most, if not all, of the Underlying Portfolios in which the Portfolio invests are Index Portfolios that are designed to track the performance of a specified securities index. The Portfolio follows an approach of investing primarily in Index Portfolios that track indexes for which there is a liquid exchange-traded futures market and, accordingly, are capable of being hedged efficiently by life insurance companies serving the market for guaranteed income benefits.

The following table shows the Portfolio’s target allocation for the various asset classes and Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Blend	37.0%	International Large Blend	15.0%
Maxim S&P 500® Index Portfolio		Maxim International Index Portfolio Initial
Small Blend	10.0%	Intermediate-Term Bond	38.0%
Maxim Index 600 Portfolio		Maxim Bond Index Portfolio

Effective December 31, 2010, MCM replaced the Ridgeworth International Equity Index Fund I with the Maxim International Index Portfolio. To minimize the impact of reallocations on the Portfolio’s performance, the Portfolio will move to the Maxim International Index Portfolio gradually over a several week period following December 31, 2010.

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. Rebalancing generally occurs on the 20th day of each month (unless that day is not a business day in which case rebalancing will be effected on the next business day). Changes to Underlying Portfolios, if deemed necessary by MCM, will generally be made on the monthly rebalancing date. To reduce market risks associated with replacement of Underlying Portfolios, MCM may effect the replacement over a several week period leading up to or following the rebalancing date. Rebalancing generally involves selling shares of certain Underlying Portfolios and purchasing shares of other Underlying Portfolios. As a result of the monthly rebalancing, expenses related to redemption fees, if applicable, may be incurred at the Underling Portfolio level.

MCM reviews the asset class allocations, the Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM will make changes to the asset class allocations, the Underlying Portfolio allocations, or the Underlying Portfolios themselves from time to time as appropriate in order to help the Portfolio achieve its investment objective. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the target allocations at any time without approval or notice to shareholders. Accordingly, the Portfolio will not necessarily invest in the Underlying Portfolios listed above, and may invest in Underlying Portfolios not listed above. Reallocations may be implemented promptly or may be implemented gradually. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities, fixed income securities, short-term investments, and derivatives.

The Underlying Portfolios may include portfolios that are directly advised by MCM, portfolios that are sub-advised by unaffiliated sub-advisers retained by MCM, portfolios that are advised by an affiliate of MCM, and portfolios that are advised by unaffiliated investment advisers.

Information regarding the Underlying Portfolios is available in the applicable Underlying Portfolio’s prospectus and statement of additional information. This Prospectus is not an offer for any of the Underlying Portfolios. The prospectus and statement of additional information for each of the Underlying Portfolios is available on the SEC’s website at http://www.sec.gov.

The Portfolio’s investment objective and principal investment strategies are non-fundamental and can be changed without shareholder notice or approval.

Maxim SecureFoundationSM Lifetime Portfolios

Each Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in, or close to, the year designated in the name of the Portfolio (which is assumed to be at age 65). Each Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its proximity to the year designated in the name of the Portfolio, each Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. Over time until the Guarantee Trigger Date, each Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Once a Portfolio reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static, subject to any revisions to the asset classes, asset allocations, and Underlying Portfolios made by MCM. After its Guarantee Trigger Date, it is anticipated that each Portfolio will invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities.

For each Portfolio, MCM establishes an anticipated allocation among different broad asset classes based on the year designated in the name of the Portfolio. MCM has engaged Ibbotson Associates, Inc., a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc., to provide asset allocation consulting services to MCM in connection with the development and periodic review of the Portfolios’ allocations. However, MCM ultimately has sole responsibility for determining each Portfolio’s asset class allocations and its investments in Underlying Portfolios. Within each anticipated asset class allocation, MCM selects the Underlying Portfolios and the percentage of the Portfolio’s assets that will be allocated to each such Underlying Portfolio. MCM uses its proprietary investment process for selecting the Underlying Portfolios in which the Portfolio invests. Most, if not all, of the Underlying Portfolios in which the Portfolios invest are Index Portfolios that are designed to track the performance of a specified securities index. The Portfolios follow an approach of investing primarily in Index Portfolios that track indexes for which there is a liquid exchange-traded futures market and, accordingly, are capable of being hedged efficiently by life insurance companies serving the market for guaranteed income benefits.

Each Portfolio may also invest in the GWL&A Contract for allocations to the short-term income/cash asset class. If a Portfolio invests in the GWL&A Contract, the GWL&A Contract also is considered an Underlying Portfolio. The GWL&A Contract has a stable principal value and will pay each Portfolio holding a GWL&A Contract a fixed rate of interest. GWL&A will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). Because of the guaranteed nature of the GWL&A Contract, the Portfolios holding a GWL&A Contract will not directly participate in the actual experience of the assets underlying the GWL&A Contract. Although under certain market conditions a Portfolio’s performance may be adversely affected by its investment in the GWL&A Contract, MCM believes that the stable nature of the GWL&A Contract should reduce a Portfolio’s volatility and overall risk, especially when the bond and stock markets decline simultaneously.

The following table demonstrates, under normal circumstances, how each Portfolio currently expects (as of the date of this Prospectus) to allocate among equity and fixed income Underlying Portfolios. Please note that each Portfolio’s allocations between equity and fixed-income Underlying Portfolios will change over time as further described in this Prospectus.

Portfolio	Equity Fund Allocation	Fixed Income Fund Allocation
Maxim SecureFoundationSM Lifetime 2015 Portfolio	50-70%	30-50%
Maxim SecureFoundationSM Lifetime 2020 Portfolio	50-70%	30-50%
Maxim SecureFoundationSM Lifetime 2025 Portfolio	60-80%	20-40%
Maxim SecureFoundationSM Lifetime 2030 Portfolio	70-90%	10-30%
Maxim SecureFoundationSM Lifetime 2035 Portfolio	70-95%	5-30%
Maxim SecureFoundationSM Lifetime 2040 Portfolio	70-95%	5-30%
Maxim SecureFoundationSM Lifetime 2045 Portfolio	75-95%	5-25%
Maxim SecureFoundationSM Lifetime 2050 Portfolio	75-98%	2-25%
Maxim SecureFoundationSM Lifetime 2055 Portfolio	75-98%	2-25%

The following tables shows the target allocation for the various asset classes and the Underlying Portfolios in which each Portfolio expects to invest as of the date of this Prospectus.

Asset Class (Underlying Portfolios)	2015 Portfolio*	2020 Portfolio	2025 Portfolio*	2030 Portfolio	2035 Portfolio*
Large Blend	34.8%	34.8%	39.6%	43.5%	45.4%
Maxim S&P 500® Index Portfolio
Small Blend	7.9%	7.9%	9.7%	11.5%	12.9%
Maxim Index 600 Portfolio
International Large Blend	16.6%	16.6%	20.8%	25.2%	28.8%
Maxim International Index Portfolio Initial
Intermediate-Term Bond	35.1%	35.1%	26.8%	18.4%	12.4%
Maxim Bond Index Portfolio
Short-Term Income/Cash	5.6%	5.6%	3.1%	1.4%	0.5%
GWL&A Contract

Asset Class (Underlying Portfolios)	2040 Portfolio	2045 Portfolio*	2050 Portfolio	2055 Portfolio*
Large Blend	45.2%	43.9%	42.3%	40.5%
Maxim S&P 500® Index Portfolio
Small Blend	13.8%	14.3%	14.7%	15.0%
Maxim Index 600 Portfolio
International Large Blend	31.3%	33.2%	34.9%	36.5%
Maxim International Index Portfolio Initial
Intermediate-Term Bond	9.6%	8.6%	8.1%	8.0%
Maxim Bond Index Portfolio
Short-Term Income/Cash	0.1%	0.0%	0.0%	0.0%
GWL&A Contract

* Effective December 31, 2010, MCM replaced the Ridgeworth International Equity Index Fund I with the Maxim International Index Portfolio and the Maxim Money Market Portfolio with the GWL&A Contract for the Maxim SecureFoundationSM Lifetime 2015, 2025, 2035, 2045 and 2055 Portfolios. To minimize the impact of reallocations on the Portfolios’ performance, the Portfolios will move to the Maxim International Index Portfolio and the GWL&A Contract gradually over a several week period following December 31, 2010.

Each Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. Rebalancing generally occurs on the 20th day of each month (unless that day is not a business day in which case rebalancing will be effected on the next business day). Changes in Underlying Portfolios, if deemed necessary by MCM, will generally be made on the monthly rebalancing date. To reduce market risks associated with replacement of Underlying Portfolios, MCM may effect the replacement over a several week period leading up to or following the rebalancing date. Rebalancing generally involves selling shares of certain Underlying Portfolios and purchasing shares of other Underlying Portfolios. As a result of the monthly rebalancing, expenses relating to redemption fees, if applicable, may be incurred at the Underlying Portfolio level.

MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM will make changes to these allocations from time to time as appropriate to the individual strategies of each Portfolio and in order to help achieve each Portfolio’s investment objective. MCM may add or delete asset classes, add or delete Underlying Portfolios. or change the target allocations at any time without approval or notice to shareholders. Accordingly, the Portfolios will not necessarily invest in the Underlying Portfolios listed above, and may invest in Underlying Portfolios not listed above. Reallocations may be implemented promptly or may be implemented gradually. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities, fixed income securities, short-term investments, and derivatives.

The Underlying Portfolios may include mutual funds that are directly advised by MCM, mutual funds that are sub-advised by unaffiliated sub-advisers retained by MCM, mutual funds that are advised by an affiliate of MCM, and mutual funds that are advised by unaffiliated investment advisers.

Information regarding the Underlying Portfolios is available in the applicable Underlying Portfolio’s prospectus and statement of additional information. This Prospectus is not an offer for any of the Underlying Portfolios. The prospectus and statement of additional information for each of the Underlying Portfolios is available on the SEC’s website at http://www.sec.gov.

The following chart illustrates the Portfolios’ target asset allocation among U.S. equity, foreign equity, fixed-income, and short-term income asset classes as of the date of this Prospectus. The illustration reflects the Portfolios’ neutral allocations (without any tactical adjustments by MCM). The Portfolios’ actual asset allocation may differ from this illustration to reflect MCM’s tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without approval or notice to shareholders.

Each Portfolio’s investment objective and principal investment strategies are non-fundamental and can be changed without shareholder notice or approval.

Maxim Small-Cap Value Portfolio

The Portfolio will normally invest at least 80% of its assets in a diversified portfolio of equity securities of small capitalization companies. The principal type of equity securities purchased by the Portfolio is common stock. The Portfolio considers a company to be a small capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalization company included in the Russell 2000® Value Index ($3.93 billion as of December 31, 2009). The Portfolio uses the Russell 2000® Value Index as a guide in structuring and selecting its investments, but will invest in both benchmark index and non-benchmark index securities. Over time the capitalizations of the companies in the Russell 2000® Value Index will change. As they do, the size of the companies in which the Portfolio invests may change. If the market capitalization of a company held by the Portfolio moves outside the range of the Russell

2000® Value Index, the Portfolio may, but is not require to, sell the securities. The Portfolio will emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth.

The Portfolio may invest up to 20% of its assets in foreign securities and up to 20% of its assets in debt securities. The Portfolio may also invest in derivative instruments such as future contracts and equity linked derivatives including exchange traded funds.

The Portfolio’s investments in the type of securities described in this Prospectus vary from time to time, and at any time, the Portfolio may not be invested in all types of securities described. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase. The Portfolio seeks to outperform the benchmark index by quantitatively evaluating fundamental and technical factors to forecast individual security returns and will apply proprietary and non-proprietary risk and transaction cost models to forecast individual security risk and transaction cots. The portfolio managers incorporate these individual security forecasts, using a proprietary program, to construct the optimal portfolio holdings and further manage risks. The portfolio managers focus on securities they believe have favorable prospects for above average growth while keeping a low forecasted deviation between the return of the Russell 2000® Value Index and the return of the Portfolio. The portfolio managers will attempt to overweight securities with positive characteristics identified in the evaluation process and underweight securities with negative characteristics. The security and portfolio evaluation process is updated periodically. The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers, or (ii) if a particular security’s risk profile changes.

The Portfolio typically maintains a portion of its assets in cash, which is invested by MCM. The Portfolio holds cash to handle its daily cash needs, which include payment of Portfolio expenses, redemption requests and securities transactions. The amount of cash held by the Portfolio may increase if the Portfolio takes a temporary defensive position. The Portfolio may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the Portfolio’s investment results in a period of rising market prices; conversely it could reduce the magnitude of the Portfolio’s loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Maxim T. Rowe Price Equity/Income Portfolio

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

The Portfolio will emphasize companies with favorable prospects for increasing dividend income and capital appreciation.

The Portfolio will invest in companies which have one or more of the following characteristics: established operating histories; above-average current dividend yields relative to the S&P 500® Index; sound balance sheets and other financial characteristics; low price/earnings ratio relative to the S&P 500® Index; and low stock price relative to a company’s underlying value as measured by assets, cash flow or business franchises.

Under normal market conditions, substantial dividend income means that the yield on the Portfolio’s securities generally exceeds the yield on the Portfolio’s benchmark. In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including futures and options, in keeping with Portfolio’s objectives. The Portfolio may invest up to 25% of its total assets in foreign securities. The Portfolio may also invest in fixed income securities without regard to quality, maturity, or rating, including up to 10% in non-investment grade fixed income securities. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Portfolio purchases a security. The status, market value, maturity, credit quality, or other characteristics of the Portfolio’s securities may change after they are purchased, and this may cause the amount of the Portfolio’s assets invested in such securities to exceed the stated maximum restriction or fall below the minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the Portfolio during the time it is above or below the stated percentage would be made in compliance with applicable restrictions.

Maxim T. Rowe Price MidCap Growth Portfolio

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers whose market capitalization fall within the range of companies included in either the S&P MidCap 400® Index ($293 million to $8.24 billion as of December 31, 2009) or the Russell MidCap® Growth Index ($263 million to $15.53 billion as of December 31, 2009) at the time of purchase. The market capitalization of the companies in the Portfolio, the S&P MidCap 400® Index, and the Russell MidCap® Growth Index will change over time, and the Portfolio will not automatically sell or cease to purchase a stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index ranges.

The Portfolio will select stocks using a growth approach and invest in companies that: offer proven products or services; have a historical record of above-average earnings growth; demonstrate potential for sustained earnings growth; have a connection to industries experiencing increasing demand; or have stock prices that appear to undervalue their growth prospects.

In pursuing the Portfolio’s investment objective, the investment manager has the discretion to purchase some securities that do not meet its normal investment criteria when it perceives an unusual opportunity for gain. These special situations might arise when the portfolio manager believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including futures and options, in keeping with Portfolio’s investment objectives. The Portfolio may invest up to 25% of its total assets in foreign securities. The Portfolio may also invest in fixed-income securities without regard to quality, maturity, or rating, including up to 10% in non-investment grade fixed income securities. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Portfolio purchases a security. The status, market value, maturity, credit quality, or other characteristics of the Portfolio’s securities may change after they are purchased, and this may cause the amount of the Portfolio’s assets invested in such securities to exceed the stated maximum restriction or fall below the minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the Portfolio during the time it is above or below the stated percentage would be made in compliance with applicable restrictions.

Principal Investment Risks

The principal investment risks associated with investing in the Portfolios are summarized in the “Portfolio Summaries” section at the front of this Prospectus. More detailed descriptions of the principal investment risks are described below.

Maxim Ariel Small-Cap Value Portfolio

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Medium Size Company Securities Risk - The stocks of medium size companies often involve more risk and volatility than those of larger companies. Because medium size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning medium size companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Over-the-Counter Risk - Over-the-Counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Maxim Ariel MidCap Value Portfolio

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small Size Company Securities Risk - The stocks of small size companies often involve more risk and volatility than those of larger companies. Because small size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small size companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Over-the-Counter Risk - Over-the-Counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Maxim Bond Index Portfolio

Index Risk - It is possible the Barclays Bond Index may perform unfavorably and/or underperform the market as a whole. As a result, it is possible that the Portfolio could have poor investment results even if it is tracking closely the return of the Barclays Bond Index, because the adverse performance of a particular bond normally will not result in eliminating the bond from the Portfolio. The Portfolio will remain invested in bonds even when bond prices are generally falling.

Tracking Error Risk - Several factors will affect the Portfolio’s ability to precisely track the performance of the Barclays Bond Index. For example, unlike the Barclays Bond Index, which is an unmanaged group of securities, the Portfolio has operating expenses, custody and other expenses (for example, management fees and accounting costs) and those expenses will reduce the Portfolio’s total return. In addition, the Portfolio will own less than all the securities of the Barclays Bond Index, which also may cause a variance between the performance of the Portfolio and the Barclays Bond Index.

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can also be affected by changes in its credit quality rating or its issuer’s financial conditions. An issuer may default on its obligations to pay principal and/or interest.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Derivative Risk - A derivative contract would obligate or entitle the Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts could have a big impact on the Portfolio’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

U.S. Government Securities Risk - Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk - Securities issued by U.S. government-sponsored or chartered enterprises, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Lone Banks, are not issued or guaranteed by the U.S. Treasury.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Maxim Federated Bond Portfolio

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can also be affected by changes in its credit quality rating or its issuer’s financial conditions. An issuer may default on its obligations to pay principal and/or interest.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio managers allocate more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Geographic Concentration Risk - When investing a substantial amount of assets in issuers located in a single country, a limited number of countries or a particular geographic region, there is a risk that economic, political and social conditions in those countries or that region will have a significant impact on the performance of the Portfolio investments and investment performance may also be more volatile when the Portfolio concentrates its investments in certain countries, especially emerging markets countries, or regions.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Prepayment Risk - When homeowners prepay their mortgages in response to lower interest rates, the Portfolio may be required to reinvest the proceeds at the lower interest rates then available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities.

Derivative Risk - A derivative contract would obligate or entitle the Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts could have a big impact on the Portfolio’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

High Yield Risk - High-yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market’s perception of the issuers, and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high-yield bonds may be less liquid than the markets for higher quality securities, which may have an adverse effect on the market values of certain securities.

U.S. Government Securities Risk - Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk - Securities issued by U.S. government-sponsored or chartered enterprises, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Lone Banks, are not issued or guaranteed by the U.S. Treasury.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Maxim Global Bond Portfolio

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can also be affected by changes in its credit quality rating or its issuer’s financial conditions. An issuer may default on its obligations to pay principal and/or interest.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Geographic Concentration Risk - When investing a substantial amount of assets in issuers located in a single country, a limited number of countries or a particular geographic region, there is a risk that economic, political and social conditions in those countries or that region will have a significant impact on the performance of the Portfolio investments and investment performance may also be more volatile when the Portfolio concentrates its investments in certain countries, especially emerging markets countries, or regions.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Derivative Risk - A derivative contract would obligate or entitle the Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts could have a big impact on the Portfolio’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Non-Diversification Risk - The Portfolio is classified as non-diversified, which means a relatively high percentage of its assets may be invested in securities of a limited number of issuers, including issuers primarily within the same industry or economic sector.

High Yield Risk - High-yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market’s perception of the issuers, and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high-yield bonds may be less liquid than the markets for higher quality securities, which may have an adverse effect on the market values of certain securities.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Maxim Index 600 Portfolio

Index Risk - It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole. As a result, it is possible that the Portfolio could have poor investment results even if it is tracking closely the return of the Benchmark Index, because the adverse performance of a particular stock normally will not result in eliminating the stock from the Portfolio. The Portfolio will remain invested in stocks even when stock prices are generally falling.

Tracking Error Risk - Several factors will affect the Portfolio’s ability to precisely track the performance of the Benchmark Index. For example, unlike the Benchmark Index, which is an unmanaged group of securities, the Portfolio has operating expenses, custody and other expenses (for example, management fees and accounting costs) and those expenses will reduce the Portfolio’s total return. In addition, the Portfolio may own less than all the securities of the Benchmark Index, which also may cause a variance between the performance of the Portfolio and the Benchmark Index.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small Size Company Securities Risk - The stocks of small size companies often involve more risk and volatility than those of larger companies. Because small size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small size companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio managers allocate more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Derivative Risk - A derivative contract would obligate or entitle the Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts could have a big impact on the Portfolio’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Over-the-Counter Risk - Over-the-Counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

ETFs Risk - An ETF trades like common stock. Shares in an index ETF represent an interest in a fixed portfolio of securities designed to track a particular market index. An Index Portfolio could purchase shares issued by an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs. Portfolio shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Portfolio invests.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Maxim Invesco ADR Portfolio

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio managers allocate more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Geographic Concentration Risk - When investing a substantial amount of assets in issuers located in a single country or a limited number of countries, there is a risk that economic, political and social conditions in those countries will have a significant impact on the performance of the Portfolio’s investments and investment performance may also be more volatile when the Portfolio concentrates its investments in certain countries, especially emerging markets countries.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Over-the-Counter Risk - Over-the-Counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Maxim International Index Portfolio

Index Risk - It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole.

Tracking Error Risk - The Portfolio may not be able to precisely track the performance of the Benchmark Index.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Investment Style Risk - There is a possibility that returns from large-capitalization stocks will trail returns from the overall stock market.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of the Portfolio.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Exchange-Traded Funds (“ETFs”) Risk - An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Portfolio shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Portfolio invests. Lack of liquidity in an ETF could result in it being more volatile.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Maxim Janus Large Cap Growth Portfolio

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Growth Stock Risk - Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Investment Style Risk - There is a possibility that returns from large-capitalization stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better – or worse – than the stock market in general. These periods have, in the past, lasted for as long as several years.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Maxim Lifetime Portfolios

Fund-of-Funds Structure Risk

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Since the Portfolios invest directly in the Underlying Portfolios, all risks associated with the Underlying Portfolios apply to the Portfolios. To the extent a Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

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Changes in the net asset values of each Underlying Portfolio affect the net asset values of the Portfolios. As a result, over the long-term the Portfolios’ ability to meet their investment objective will depend on the ability of the Underlying Portfolios to meet their own investment objectives.

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The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

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Since the Portfolios invest in Underlying Portfolios, you will bear your proportionate share of expenses of the applicable Portfolio and indirectly your proportionate share of expenses of the Underlying Portfolios. Consequently, an investment in the Portfolio entails more direct and indirect expenses than a direct investment in the Underlying Portfolios.

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The ability of the Portfolios to achieve their investment objectives depends on MCM’s skill in selecting the asset classes and the mix of Underlying Portfolios. There is the risk that MCM’s evaluations and assumptions regarding the asset classes and Underlying Portfolios may be incorrect in view of actual market conditions.

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The Portfolios are classified as non-diversified which means a relatively high percentage of their assets may be invested in securities of a limited number of Underlying Portfolios. As a result, the Portfolios’ securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

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MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of the Portfolios’ investments among the Underlying Portfolios. MCM is subject to conflicts of interest because MCM (or one of its affiliates) serves as investment adviser to certain of the Underlying Portfolios, and because the fees paid to MCM (or its affiliates) by certain of the Underlying Portfolios (or their affiliates) may be higher than fees paid by other of the Underlying Portfolios and the Portfolios. Other funds with similar investment objectives may perform better or worse than the Underlying Portfolios.

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From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions due to reallocations or rebalancing of the assets of funds that invest in the Underlying Portfolios. These large purchases or redemptions could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolios.

Portfolio Turnover Risk (applicable to the Maxim Lifetime 2015 Portfolio II and Maxim Lifetime 2025 Portfolio III) - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The Underlying Portfolios’ investments in equity securities will be subject to the risks associated with common stocks and other equity investments. The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The more the Portfolios allocate to Underlying Portfolios that invest in equity securities, the greater the expected risk.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Because small and medium size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small and medium size companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Growth Stock Risk - Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities may subject Underlying Portfolios to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Developing and Emerging Markets Risk - The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Geographic Concentration Risk - When investing a substantial amount of assets in issuers located in a single country or a limited number of countries, there is a risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio’s investments and investment performance may also be more volatile when the Underlying Portfolio concentrates its investments in certain countries, especially emerging markets countries.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - The Underlying Portfolios’ investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Portfolio may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tracking a Benchmark Index Risk - Most, if not all, of the Underlying Portfolios in which the Portfolios invests are Index Portfolios. Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. It is possible that an Index Portfolio could have poor investment results even if it is tracking closely the return of the benchmark index, because the adverse performance of a particular security in the index normally will not result in eliminating the security from the Index Portfolio. In addition, several factors will affect an Index Portfolio’s ability to precisely track the performance of the benchmark index. For example, unlike the index, which is an unmanaged group of securities, Index Portfolios have operating expenses, custody and other expenses (for example, management fees and accounting costs) and those expenses will reduce the Index Portfolios’ total return. In addition, an Index Portfolio may own less than all the securities of its benchmark index, which also may cause a variance between the performance of the Index Portfolio and its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. An inability to sell a security can adversely affect an Underlying Portfolio’s value or prevent an Underlying Portfolio from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time. When an Underlying Portfolio invests in non-investment grade fixed-income securities, small-capitalization stocks, real estate investment trusts (REITs) and emerging country issuers, it will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.

Derivatives Risk - An Underlying Portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on futures; forward currency contracts; credit default swaps and credit default swap indices; and interest rate or currency swaps.

An Underlying Portfolio may use derivatives for any of the following purposes: as a substitute for buying or selling securities; to hedge against the economic impact of adverse changes in the market value of its portfolio securities due to changes in stock market prices, currency exchange rates or interest rates; or to enhance the Underlying Portfolio’s return as a non-hedging strategy that may be considered speculative.

A derivative contract would obligate or entitle an Underlying Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts could have a big impact on an Underlying Portfolio’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolios or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

You should be aware that the Portfolios are not intended to provide a complete solution to your investment or retirement needs. If you intend to invest in a Portfolio in connection with your retirement, you should consider many factors including your projected retirement date, your projected financial needs, and your other sources of income.

Maxim Loomis Sayles Bond Portfolio

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can also be affected by changes in its credit quality rating or its issuer’s financial conditions. An issuer may default on its obligations to pay principal and/or interest.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Preferred Stock Risk - Preferred stocks are subject to interest rate risk and credit risk. The value of these stocks will tend to fall in response to a general increase in interest rates and rise in value in response to a general decline in interest rates. In addition, the value of these stocks will vary in response to changes in the credit rating of the issuing corporation.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Geographic Concentration Risk - When investing a substantial amount of assets in issuers located in a single country, a limited number of countries or a particular geographic region, there is a risk that economic, political and social conditions in those countries or that region will have a significant impact on the performance of the Portfolio investments and investment performance may also be more volatile when the Portfolio concentrates its investments in certain countries, especially emerging markets countries, or regions.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

High Yield Risk - High-yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market’s perception of the issuers, and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high-yield bonds may be less liquid than the markets for higher quality securities, which may have an adverse effect on the market values of certain securities.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Maxim Loomis Sayles Small-Cap Value Portfolio

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small Size Company Securities Risk - The stocks of small size companies often involve more risk and volatility than those of larger companies. Because small size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small size companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio managers allocate more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Maxim MFS International Growth Portfolio

Stock Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Growth Stock Risk - Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio managers allocate more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Geographic Concentration Risk - When investing a substantial amount of assets in issuers located in a single country, a limited number of countries or a particular geographic region, there is a risk that economic, political and social conditions in those countries or that region will have a significant impact on the performance of the Portfolio investments and investment performance may also be more volatile when the Portfolio concentrates its investments in certain countries, especially emerging markets countries, or regions.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Convertible Securities Risk - Convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible securities, may be illiquid. The Portfolio may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the Portfolio.

Preferred Stock Risk - Preferred stocks are subject to interest rate risk and credit risk. The value of these stocks will tend to fall in response to a general increase in interest rates and rise in value in response to a general decline in interest rates. In addition, the value of these stocks will vary in response to changes in the credit rating of the issuing corporation.

Depositary Receipts Risk - Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Maxim MFS International Value Portfolio

Stock Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio managers allocate more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Geographic Concentration Risk - When investing a substantial amount of assets in issuers located in a single country, a limited number of countries or a particular geographic region, there is a risk that economic, political and social conditions in those countries or that region will have a significant impact on the performance of the Portfolio investments and investment performance may also be more volatile when the Portfolio concentrates its investments in certain countries, especially emerging markets countries, or regions.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Derivative Risk - A derivative contract would obligate or entitle the Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts could have a big impact on the Portfolio’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Maxim MidCap Value Portfolio

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Medium Size Company Securities Risk - The stocks of medium size companies often involve more risk and volatility than those of larger companies. Because medium size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning medium size companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio managers allocate more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can also be affected by changes in its credit quality rating or its issuer’s financial conditions. An issuer may default on its obligations to pay principal and/or interest.

Derivative Risk - A derivative contract would obligate or entitle the Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts could have a big impact on the Portfolio’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Maxim Money Market Portfolio

Possible Loss of Money - An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible your shares could be worth less than $1.00 per share when you sell them. For example, the Portfolio could lose money if a security purchased by the Portfolio is downgraded and the Portfolio must sell the security at less than the cost of the security.

Stable NAV Risk - The Portfolio may not be able to maintain an NAV per share of $1.00 at all times. Shareholders of the Portfolio should not rely on or expect MCM or an affiliate to purchase distressed assets from the Portfolio, make capital infusions into the Portfolio, enter into capital support agreements with the Portfolio, or take other actions to help the Portfolio maintain a stable $1.00 share price.

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can also be affected by changes in its credit quality rating or its issuer’s financial conditions. An issuer may default on its obligations to pay principal and/or interest.

U.S. Government Securities Risk - Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk - Securities issued by U.S. government-sponsored or chartered enterprises, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Lone Banks, are not issued or guaranteed by the U.S. Treasury.

Other Risks - When the Portfolio is extensively invested in securities with high credit quality such as instruments issued by the U.S. Government or its agencies, its yield may be lower than the yield would be if the Portfolio were more extensively invested in other types of money market instruments.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Maxim Profile I and Profile II Portfolios

Fund-of-Funds Structure Risk

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Since the Portfolios invest directly in the Underlying Portfolios, all risks associated with the Underlying Portfolios apply to the Portfolios. To the extent a Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio. For the Conservative and Moderately Conservative Portfolios, the primary risks are the same as those associated with debt securities. Secondary risks are the same as those associated with equity securities. For the Aggressive, Moderately Aggressive and Moderate Portfolios, the primary risks are the same as those associated with equity securities. Secondary risks are the same as those associated with debt securities.

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Changes in the net asset values of each Underlying Portfolio affect the net asset values of the Portfolios. As a result, over the long-term the Portfolios’ ability to meet their investment objective will depend on the ability of the Underlying Portfolios to meet their own investment objectives.

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The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

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Since the Portfolios invest in Underlying Portfolios, you will bear your proportionate share of expenses of the applicable Portfolio and indirectly your proportionate share of expenses of the Underlying Portfolios. Consequently, an investment in the Portfolios entails more direct and indirect expenses than a direct investment in the Underlying Portfolios.

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The ability of each Portfolio to achieve its investment objectives depends on MCM’s skill in selecting the asset classes and the mix of Underlying Portfolios. There is the risk that MCM’s evaluations and assumptions regarding the asset classes and Underlying Portfolios may be incorrect in view of actual market conditions.

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The Portfolios are classified as non-diversified which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Portfolios. As a result, the Portfolios’ securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

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MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of the Portfolios’ investments among the Underlying Portfolios. MCM is subject to conflicts of interest because MCM (or one of its affiliates) serves as investment adviser to certain of the Underlying Portfolios, and because the fees paid to MCM (or its affiliates) by certain of the Underlying Portfolios (or their affiliates) may be higher than fees paid by other of the Underlying Portfolios and the Portfolios. Other funds with similar investment objectives may perform better or worse than the Underlying Portfolios.

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From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions due to reallocations or rebalancing of the assets of funds that invest in the Underlying Portfolios. These large purchases or redemptions could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolios.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The Underlying Portfolios’ investments in equity securities will be subject to the risks associated with common stocks and other equity investments. The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The more a Portfolio allocates to Underlying Portfolios that invest in equity securities, the greater the expected risk.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Because small and medium size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small and medium size companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Growth Stock Risk - Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities may subject Underlying Portfolios to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Geographic Concentration Risk - When investing a substantial amount of assets in issuers located in a single country or a limited number of countries, there is a risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio’s investments and investment performance may also be more volatile when the Underlying Portfolio concentrates its investments in certain countries, especially emerging markets countries.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - The Underlying Portfolios’ investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. An inability to sell a security can adversely affect an Underlying Portfolio’s value or prevent an Underlying Portfolio from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time. When an Underlying Portfolio invests in non-investment grade fixed-income securities, small-capitalization stocks, real estate investment trusts (REITs) and emerging country issuers, it will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.

Derivatives Risk - An Underlying Portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on futures; forward currency contracts; credit default swaps and credit default swap indices; and interest rate or currency swaps.

An Underlying Portfolio may use derivatives for any of the following purposes: as a substitute for buying or selling securities; to hedge against the economic impact of adverse changes in the market value of its portfolio securities due to changes in stock market prices, currency exchange rates or interest rates; or to enhance the Underlying Portfolio’s return as a non-hedging strategy that may be considered speculative.

A derivative contract would obligate or entitle an Underlying Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts could have a big impact on an Underlying Portfolio’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.

An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolios or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

You should be aware that the Portfolios are not intended to provide a complete solution to your investment or retirement needs. If you intend to invest in a Portfolio in connection with your retirement, you should consider many factors including your projected retirement date, your projected financial needs, and your other sources of income.

Maxim Putnam High Yield Bond Portfolio

High Yield Risk - High-yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market’s perception of the issuers, and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high-yield bonds may be less liquid than the markets for higher quality securities, which may have an adverse effect on the market values of certain securities.

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can also be affected by changes in its credit quality rating or its issuer’s financial conditions. An issuer may default on its obligations to pay principal and/or interest.

Convertible Securities Risk - Convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible securities, may be illiquid. The Portfolio may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the Portfolio.

Preferred Stock Risk - Preferred stocks are subject to interest rate risk and credit risk. The value of these stocks will tend to fall in response to a general increase in interest rates and rise in value in response to a general decline in interest rates. In addition, the value of these stocks will vary in response to changes in the credit rating of the issuing corporation.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio managers allocate more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Derivative Risk - A derivative contract would obligate or entitle the Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts could have a big impact on the Portfolio’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Maxim S&P 500® Index Portfolio

Index Risk - It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole. As a result, it is possible that the Portfolio could have poor investment results even if it is tracking closely the return of the Benchmark Index, because the adverse performance of a particular stock normally will not result in eliminating the stock from the Portfolio. The Portfolio will remain invested in stocks even when stock prices are generally falling.

Tracking Error Risk - Several factors will affect the Portfolio’s ability to precisely track the performance of the Benchmark Index. For example, unlike the Benchmark Index, which is an unmanaged group of securities, the Portfolio has operating expenses, custody and other expenses (for example, management fees and accounting costs) and those expenses will reduce the Portfolio’s total return. In addition, the Portfolio may own less than all the securities of the Benchmark Index, which also may cause a variance between the performance of the Portfolio and the Benchmark Index.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Investment Style Risk - There is a possibility that returns from large-capitalization stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better – or worse – than the stock market in general. These periods have, in the past, lasted for as long as several years.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio managers allocate more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Derivative Risk - A derivative contract would obligate or entitle the Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts could have a big impact on the Portfolio’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

ETFs Risk - An ETF trades like common stock. Shares in an index ETF represent an interest in a fixed portfolio of securities designed to track a particular market index. An Index Portfolio could purchase shares issued by an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs. Portfolio shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Portfolio invests.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Maxim S&P MidCap 400® Index Portfolio

Index Risk - It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole. As a result, it is possible that the Portfolio could have poor investment results even if it is tracking closely the return of the Benchmark Index, because the adverse performance of a particular stock normally will not result in eliminating the stock from the Portfolio. The Portfolio will remain invested in stocks even when stock prices are generally falling.

Tracking Error Risk - Several factors will affect the Portfolio’s ability to precisely track the performance of the Benchmark Index. For example, unlike the Benchmark Index, which is an unmanaged group of securities, the Portfolio has operating expenses, custody and other expenses (for example, management fees and accounting costs) and those expenses will reduce the Portfolio’s total return. In addition, the Portfolio may own less than all the securities of the Benchmark Index, which also may cause a variance between the performance of the Portfolio and the Benchmark Index.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Medium Size Company Securities Risk - The stocks of medium size companies often involve more risk and volatility than those of larger companies. Because medium size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning medium size companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio managers allocate more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Derivative Risk - A derivative contract would obligate or entitle the Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts could have a big impact on the Portfolio’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Over-the-Counter Risk - Over-the-Counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

ETFs Risk - An ETF trades like common stock. Shares in an index ETF represent an interest in a fixed portfolio of securities designed to track a particular market index. An Index Portfolio could purchase shares issued by an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs. Portfolio shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Portfolio invests.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Maxim SecureFoundationSM Balanced Portfolio

Fund-of-Funds Structure Risk

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Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•

Changes in the net asset values of each Underlying Portfolio affect the net asset values of the Portfolio. As a result, over the long-term the Portfolio’s ability to meet its investment objective will depend on the ability of the Underlying Portfolios to meet their own investment objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•

Since the Portfolio invests in Underlying Portfolios, you will bear your proportionate share of expenses of the Portfolio and indirectly your proportionate share of expenses of the Underlying Portfolios. Consequently, an investment in the Portfolio entails more direct and indirect expenses than a direct investment in the Underlying Portfolios.

•

The ability of the Portfolio to achieve its investment objectives depends on MCM’s skill in selecting the asset classes and the mix of Underlying Portfolios. There is the risk that MCM’s evaluations and assumptions regarding the asset classes and Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Portfolios. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of the Portfolio’s investments among the Underlying Portfolios. MCM is subject to conflicts of interest because MCM (or one of its affiliates) serves as investment adviser to certain of the Underlying Portfolios, and because the fees paid to MCM (or its affiliates) by certain of the Underlying Portfolios (or their affiliates) may be higher than fees paid by other of the Underlying Portfolios and the Portfolio. Other funds with similar investment objectives may perform better or worse than the Underlying Portfolios. MCM also may be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolio.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions due to reallocations or rebalancing of the assets of funds that invest in the Underlying Portfolios. These large purchases or redemptions could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The Underlying Portfolios’ investments in equity securities will be subject to the risks associated with common stocks and other equity investments. The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The more the Portfolio allocates to Underlying Portfolios that invest in equity securities, the greater the expected risk.

Small and Large Size Company Securities Risk - The stocks of small size companies often involve more risk and volatility than those of larger companies. Because small size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small size companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies. Specific types of stocks tend to go through cycles of doing better – or worse – than the stock market in general. These periods have, in the past, lasted for as long as several years.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Growth Stock Risk - Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities may subject Underlying Portfolios to greater risk of potential loss than U.S. securities. Foreign counties may prevent or delay an Underlying Portfolio from selling its investments and taking money out of the country. In addition, foreign securities may not be as liquid as U.S. securities which could result in an Underlying Portfolio being unable to sell its investments in a timely manner. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Geographic Concentration Risk - When investing a substantial amount of assets in issuers located in a single country or a limited number of countries, there is a risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio’s investments and investment performance may also be more volatile when the Underlying Portfolio concentrates its investments in certain countries, especially emerging markets countries.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - The Underlying Portfolios’ investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Tracking a Benchmark Index Risk - Most, if not all, of the Underlying Portfolios in which the Portfolio invests are Index Portfolios. Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. It is possible that an Index Portfolio could have poor investment results even if it is tracking closely the return of the benchmark index, because the adverse performance of a particular security in the index normally will not result in eliminating the security from the Index Portfolio. In addition, several factors will affect an Index Portfolio’s ability to precisely track the performance of the benchmark index. For example, unlike the index, which is an unmanaged group of securities, Index Portfolios have operating expenses, custody and other expenses (for example, management fees and accounting costs) and those expenses will reduce the Index Portfolios’ total return. In addition, an Index Portfolio may own less than all the securities of its benchmark index, which also may cause a variance between the performance of the Index Portfolio and its benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. An inability to sell a security can adversely affect an Underlying Portfolio’s value or prevent an Underlying Portfolio from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time. When an Underlying Portfolio invests in non-investment grade fixed-income securities, small-capitalization stocks, real estate investment trusts (REITs) and emerging country issuers, it will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.

Derivatives Risk - An Underlying Portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on futures; forward currency contracts; credit default swaps and credit default swap indices; and interest rate or currency swaps.

An Underlying Portfolio may use derivatives for any of the following purposes: as a substitute for buying or selling securities; to hedge against the economic impact of adverse changes in the market value of its portfolio securities due to changes in stock market prices, currency exchange rates or interest rates; or to enhance the Underlying Portfolio’s return as a non-hedging strategy that may be considered speculative.

A derivative contract would obligate or entitle an Underlying Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts could have a big impact on an Underlying Portfolio’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

You should be aware that the Portfolio is not intended to provide a complete solution to your investment or retirement needs. If you intend to invest in the Portfolio in connection with your retirement, you should consider many factors including your projected retirement date, your projected financial needs, and your other sources of income.

Maxim SecureFoundationSM Lifetime Portfolios

Fund-of-Funds Structure Risk

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Since the Portfolios invest directly in the Underlying Portfolios, all risks associated with the Underlying Portfolios apply to the Portfolios. To the extent a Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•

Changes in the net asset values of each Underlying Portfolio affect the net asset values of the Portfolios. As a result, over the long-term the Portfolios’ ability to meet their investment objective will depend on the ability of the Underlying Portfolios to meet their own investment objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•

Since the Portfolios invest in Underlying Portfolios, you will bear your proportionate share of expenses of the Portfolio and indirectly your proportionate share of expenses of the Underlying Portfolios. Consequently, an investment in the Portfolios entails more direct and indirect expenses than a direct investment in the Underlying Portfolios.

•

The ability of the Portfolios to achieve their investment objectives depends on MCM’s skill in selecting the asset classes and the mix of Underlying Portfolios. There is the risk that MCM’s evaluations and assumptions regarding the asset classes and Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolios are classified as non-diversified which means a relatively high percentage of their assets may be invested in securities of a limited number of Underlying Portfolios. As a result, the Portfolios’ securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of the Portfolios’ investments among the Underlying Portfolios. MCM is subject to conflicts of interest because MCM (or one of its affiliates) serves as investment adviser to certain of the Underlying Portfolios, and because the fees paid to MCM (or its affiliates) by certain of the Underlying Portfolios (or their affiliates) may be higher than fees paid by other of the Underlying Portfolios and the Portfolios. Other funds with similar investment objectives may perform better or worse than the Underlying Portfolios. MCM also may be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions due to reallocations or rebalancing of the assets of funds that invest in the Underlying Portfolios. These large purchases or redemptions could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolios.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The Underlying Portfolios’ investments in equity securities will be subject to the risks associated with common stocks and other equity investments. The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The more the Portfolios allocate to Underlying Portfolios that invest in equity securities, the greater the expected risk.

Small and Large Size Company Securities Risk - The stocks of small size companies often involve more risk and volatility than those of larger companies. Because small size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small size companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies. Specific types of stocks tend to go through cycles of doing better – or worse – than the stock market in general. These periods have, in the past, lasted for as long as several years.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Growth Stock Risk - Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities may subject Underlying Portfolios to greater risk of potential loss than U.S. securities. Foreign counties may prevent or delay an Underlying Portfolio from selling its investments and taking money out of the country. In addition, foreign securities may not be as liquid as U.S. securities which could result in an Underlying Portfolio being unable to sell its investments in a timely manner. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Geographic Concentration Risk - When investing a substantial amount of assets in issuers located in a single country or a limited number of countries, there is a risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio’s investments and investment performance may also be more volatile when the Underlying Portfolio concentrates its investments in certain countries, especially emerging markets countries.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - The Underlying Portfolios’ investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Tracking a Benchmark Index Risk - Most, if not all, of the Underlying Portfolios in which the Portfolios invests are Index Portfolios. Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. It is possible that an Index Portfolio could have poor investment results even if it is tracking closely the return of the benchmark index, because the adverse performance of a particular security in the index normally will not result in eliminating the security from the Index Portfolio. In addition, several factors will affect an Index Portfolio’s ability to precisely track the performance of its benchmark index. For example, unlike the index, which is an unmanaged group of securities, Index Portfolios have operating expenses, custody and other expenses (for example, management fees and accounting costs) and those expenses will reduce the Index Portfolios’ total return. In addition, an Index Portfolio may own less than all the securities of its benchmark index, which also may cause a variance between the performance of the Index Portfolio and its benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. An inability to sell a security can adversely affect an Underlying Portfolio’s value or prevent an Underlying Portfolio from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time. When an Underlying Portfolio invests in non-investment grade fixed-income securities, small-capitalization stocks, real estate investment trusts (REITs) and emerging country issuers, it will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.

Derivatives Risk - An Underlying Portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on futures; forward currency contracts; credit default swaps and credit default swap indices; and interest rate or currency swaps.

An Underlying Portfolio may use derivatives for any of the following purposes: as a substitute for buying or selling securities; to hedge against the economic impact of adverse changes in the market value of its portfolio securities due to changes in stock market prices, currency exchange rates or interest rates; or to enhance the Underlying Portfolio’s return as a non-hedging strategy that may be considered speculative.

A derivative contract would obligate or entitle an Underlying Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts could have a big impact on an Underlying Portfolio’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

You should be aware that the Portfolios are not intended to provide a complete solution to your investment or retirement needs. If you intend to invest in a Portfolio in connection with your retirement, you should consider many factors including your projected retirement date, your projected financial needs, and your other sources of income.

Maxim Short Duration Bond Portfolio

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can also be affected by changes in its credit quality rating or its issuer’s financial conditions. An issuer may default on its obligations to pay principal and/or interest.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Prepayment Risk - When homeowners prepay their mortgages in response to lower interest rates, the Portfolio may be required to reinvest the proceeds at the lower interest rates then available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities.

U.S. Government Securities Risk - Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk - Securities issued by U.S. government-sponsored or chartered enterprises, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Lone Banks, are not issued or guaranteed by the U.S. Treasury.

High Yield Risk - High-yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market’s perception of the issuers, and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high-yield bonds may be less liquid than the markets for higher quality securities, which may have an adverse effect on the market values of certain securities.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Maxim Small-Cap Growth Portfolio

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small Size Company Securities Risk - The stocks of small size companies often involve more risk and volatility than those of larger companies. Because small size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small size companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Growth Stock Risk - Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio managers allocate more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Maxim Small-Cap Value Portfolio

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small Size Company Securities Risk - The stocks of small size companies often involve more risk and volatility than those of larger companies. Because small size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small size companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can also be affected by changes in its credit quality rating or its issuer’s financial conditions. An issuer may default on its obligations to pay principal and/or interest.

Derivative Risk - A derivative contract would obligate or entitle the Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts could have a big impact on the Portfolio’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Maxim Stock Index Portfolio

Index Risk - It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole. As a result, it is possible that the Portfolio could have poor investment results even if it is tracking closely the return of the Benchmark Index, because the adverse performance of a particular stock normally will not result in eliminating the stock from the Portfolio. The Portfolio will remain invested in stocks even when stock prices are generally falling.

Tracking Error Risk - Several factors will affect the Portfolio’s ability to precisely track the performance of the Benchmark Index. For example, unlike the Benchmark Index, which is an unmanaged group of securities, the Portfolio has operating expenses, custody and other expenses (for example, management fees and accounting costs) and those expenses will reduce the Portfolio’s total return. In addition, the Portfolio may own less than all the securities of the Benchmark Index, which also may cause a variance between the performance of the Portfolio and the Benchmark Index.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Investment Style Risk - There is a possibility that returns from large-capitalization stocks ore medium-capitalization stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better – or worse – than the stock market in general. These periods have, in the past, lasted for as long as several years.

Medium Size Company Securities Risk - The stocks of medium size companies often involve more risk and volatility than those of larger companies. Because medium size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning medium size companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio managers allocate more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Derivative Risk - A derivative contract would obligate or entitle the Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts could have a big impact on the Portfolio’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

ETFs Risk - An ETF trades like common stock. Shares in an index ETF represent an interest in a fixed portfolio of securities designed to track a particular market index. An Index Portfolio could purchase shares issued by an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs. Portfolio shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Portfolio invests.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Maxim T. Rowe Price Equity/Income Portfolio

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Value Stock Risk - The value approach carries the risk that he market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Derivative Risk - A derivative contract would obligate or entitle the Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts could have a big impact on the Portfolio’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Investment Style Risk - There is a possibility that returns from large-capitalization stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better – or worse – than the stock market in general. These periods have, in the past, lasted for as long as several years. The Portfolio’s emphasis on stocks of established companies paying high dividends may limit its potential for appreciation in a broad market advance. Such securities may be hurt when interest rates rise sharply. Also, a company may reduce or eliminate its dividend.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Maxim T. Rowe Price MidCap Growth Portfolio

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Medium Size Company Securities Risk - The stocks of medium size companies often involve more risk and volatility than those of larger companies. Because medium size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning medium size companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Growth Stock Risk - Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Derivative Risk - A derivative contract would obligate or entitle the Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts could have a big impact on the Portfolio’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Maxim U.S. Government Mortgage Securities Portfolio

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can also be affected by changes in its credit quality rating or its issuer’s financial conditions. An issuer may default on its obligations to pay principal and/or interest.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Prepayment Risk - When homeowners prepay their mortgages in response to lower interest rates, the Portfolio may be required to reinvest the proceeds at the lower interest rates then available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities.

U.S. Government Securities Risk - Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk - Securities issued by U.S. government-sponsored or chartered enterprises, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Lone Banks, are not issued or guaranteed by the U.S. Treasury.

Mortgage Dollar Roll Risk - In a mortgage-dollar-roll transaction, the Portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. These transactions simulate an investment in mortgage-backed securities and have the potential to enhance the Portfolio’s returns and reduce its administrative burdens, compared with holding mortgage-backed securities directly. Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities. These transactions involve the risk that the portfolio manager will not correctly predict mortgage prepayments and interest rates, which will diminish the Portfolio’s performance. These transactions may increase the Portfolio’s portfolio turnover rate.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

More Information About the Maxim Lifetime Portfolios

Overview of the Portfolios

Each Portfolio is a “fund-of-funds” that pursues its investment objective by investing in the Underlying Portfolios. Each Portfolio provides an asset allocation strategy designed to meet certain investment goals based on an investor’s investment horizon (such as projected retirement date), risk tolerance, and personal objectives. There are three risk profile options for each available year designated in the name of the Portfolio (“transition year”). The Portfolio I series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio II or Portfolio III series. The Portfolio II series are generally expected to pursue a more moderate allocation strategy relative to the Portfolio I or Portfolio III series. The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series. Not all series may be available under a particular variable insurance contract or to a particular qualified retirement plan or college savings program. For qualified retirement plans and college savings programs, plan sponsors are generally expected to select one series for any particular transition year made available.

The Portfolios are designed for investors seeking a professionally managed asset allocation program to simplify the accumulation of assets prior to retirement (or other targeted funding need). The Portfolios strive to provide shareholders with diversification across major asset classes primarily through both professionally designed, retirement date-based asset allocation models and professionally selected investments in the Underlying Portfolios. The intended benefit of asset allocation is diversification, which is expected to reduce volatility over the long-term.

Each Portfolio establishes asset allocations that MCM considers generally appropriate to investors at specific stages of their retirement, or other investment planning, and then periodically revises the asset mix to meet increasingly conservative investment needs as the investor nears retirement (or other targeted funding need). Therefore, an investor should consider selecting a Portfolio whose stated transition year is closest to their own projected retirement date (or other targeted funding need).

For those Portfolios farthest away from their stated transition year, allocations to equity securities are higher so that investors may benefit from their long-term growth potential, while allocations to debt securities are lower. As an investor’s retirement date (or other targeted funding need) approaches, the Portfolio’s allocations to equity securities decrease and allocations to fixed income securities increase. After reaching the end of a Portfolio’s stated transition year, the Portfolio’s allocations to equity securities will continue to decrease over time in an effort to focus more on higher income and lower risk.

The Asset Allocation Process

MCM uses asset allocation strategies to allocate each Portfolio’s assets among the Underlying Portfolios. The first step in MCM’s allocation process is to determine each Portfolio’s asset class allocations. MCM bases this decision on each Portfolio’s anticipated risk level, the expected return potential of each asset class, the anticipated risks or volatility of each asset class and similarities or differences in the typical investment cycle of the various asset classes. MCM has engaged Ibbotson Associates, Inc., a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc., to provide asset allocation consulting services to MCM in connection with the development and periodic review of a Portfolio’s asset allocations. However, MCM ultimately has sole responsibility for determining each Portfolio’s asset class allocations and its investments in Underlying Portfolios.

Second, once the asset allocation is determined, MCM selects the Underlying Portfolios. MCM uses its proprietary investment process for selecting the Underlying Portfolios in which the Portfolios invest. In selecting Underlying Portfolios, MCM considers a variety of factors in the context of current economic and market conditions, including the Underlying Portfolio’s investment strategy, risk profile and historical performance, Morningstar ratings, fees and expenses, asset size and managerial style. Allocations to the Underlying Portfolios will change as each Portfolio’s asset mix becomes more conservative over time. The shift toward more conservative investments reflects the need for reduced investment risk as retirement (or other targeted funding need) approaches. In general, a Portfolio may not invest in all available Underlying Portfolios, but instead may select a limited number of Underlying Portfolios considered most appropriate for each Portfolio’s investment objective, risk profile and transition year.

MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on quarterly basis, or more frequently as deemed necessary. MCM will make changes to these allocations from time to time as appropriate to the risk profile and individual strategies of each Portfolio and in order to help achieve each Portfolio’s investment objective. MCM may add or delete asset classes, change asset allocations, and add or delete Underlying Portfolios at any time without approval or notice to shareholders.

Each Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. Rebalancing generally occurs on the 20th day of each month (unless that day is not a business day in which case rebalancing will be effected on the next business day). Changes in Underlying Portfolios, if deemed necessary by MCM, will generally be made on the monthly rebalancing date. To reduce market risks associated with replacement of Underlying Portfolios, MCM may effect the replacement over a several week period leading up to or following the rebalancing date. Rebalancing generally involves selling shares of certain Underlying Portfolios and purchasing shares of other Underlying Portfolios. As a result of the monthly rebalancing, expenses relating to redemption fees, if applicable, may be incurred at the Underlying Portfolio level.

The potential rewards and risks associated with each Portfolio depend on both the asset class allocations and the chosen mix of Underlying Portfolios. There can be no guarantee, however, that any of the Portfolios will meet its respective objective.

Fees and Expenses

Except as noted in the footnotes to each Portfolio’s table of Annual Portfolio Operating Expenses, the expenses shown in each Portfolio’s table of Annual Portfolio Operating Expenses are for the fiscal period ended December 31, 2009. Current or future expenses may be greater or less than those presented.

With respect to each Portfolio, investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolios. Since the Portfolios pursue their investment objectives by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the applicable Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios. You may indirectly bear expenses paid by the Underlying Portfolios related to the distribution of such shares. However, not all of the Underlying Portfolios may be available as investment options to you and you would not have the potential asset allocation benefit offered by the Portfolios.

Underlying Portfolios may charge a sales load and certain other fees in connection with the purchase and distribution of such shares. MCM will arrange for the Fund to be included within a class of investors entitled not to pay sales loads by purchasing such shares. However, purchases of shares by the Portfolios would remain subject to any redemption fees, exchange fees, or administrative fees associated with the particular class of shares. The Portfolios also would remain subject to any distribution (Rule 12b-1) fees associated with shares of Underlying Portfolios. The Portfolios currently do not but may in the future purchase a class of shares of affiliated Underlying Portfolios that imposes a Rule 12b-1 fee. The Portfolios will not invest in shares of Underlying Portfolios that are sold with a contingent deferred sales charge.

The Portfolios will invest in shares of Underlying Portfolios. Because the Portfolios’ allocation among Underlying Portfolios is changing effective December 31, 2010, the Acquired Fund (Underlying Portfolio) Fees and Expenses shown in the fee table above are estimated annualized expense ratios based on (i) an estimated allocation among Underlying Portfolios for the 2011 fiscal year, and (ii) the historical (net) expense ratio of the Underlying Portfolios based on their most recent shareholder report (or estimated annual fund operating expenses for new Underlying Portfolios). The total expense ratios may be higher or lower than shown in the fee table depending on the actual allocation of each Portfolio’s assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios. Acquired Fund (Underlying Portfolio) Fees and Expenses may be higher if the Portfolios invest in select classes of Underlying

Portfolios that have a Rule 12b-1 fee. Additionally, certain Underlying Portfolios may charge a redemption fee on any shares redeemed within a certain amount of time after purchase by the Portfolios.

More Information About the Maxim Profile I and Maxim Profile II Portfolios

Fees and Expenses

Except as noted in the footnotes to each Portfolio’s table of Annual Portfolio Operating Expenses, the expenses shown in each Portfolio’s table of Annual Portfolio Operating Expenses are for fiscal year ended December 31, 2009. Current or future expenses may be greater or less than those presented.

With respect to each Portfolio, investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolios. Since the Portfolios pursue their investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolios and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios. You may indirectly bear expenses paid by the Underlying Portfolios related to the distribution of such shares. However, not all of the Underlying Portfolios may be available as investment options to you and you would not have the potential asset allocation benefit offered by the Portfolios.

Underlying Portfolios may charge a sales load and certain other fees in connection with the purchase and distribution of such shares. MCM will arrange for the Fund to be included within a class of investors entitled not to pay sales loads by purchasing such shares. However, purchases of shares by the Portfolios would remain subject to any redemption fees, exchange fees, or administrative fees associated with the particular class of shares. The Portfolios also would remain subject to any distribution (Rule 12b-1) fees associated with shares of Underlying Portfolios. The Portfolios will not invest in shares of Underlying Portfolios that are sold with a contingent deferred sales load.

The Portfolios will invest in shares of Underlying Portfolios. The Acquired Fund (Underlying Portfolio) Fees and Expenses shown in the fee table above are estimated annualized expense ratios based on (i) an estimated allocation among Underlying Portfolios for the 2011 fiscal year, and (ii) the historical (net) expense ratio of the Underlying Portfolios based on their most recent shareholder report.

The total expense ratios may be higher or lower than shown in the fee table depending on the actual allocation of each Portfolio’s assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios. Acquired Fund (Underlying Portfolio) Fees and Expenses may be higher if the Portfolios invest in select classes of Underlying Portfolios that have a Rule 12b-1 fee. Additionally, certain Underlying Portfolios may charge a redemption fee on any shares redeemed within a certain amount of time after purchase by the Portfolios.

More Information About the Maxim SecureFoundationSM Balanced Portfolio

Portfolio Overview

The Portfolio is a “fund-of-funds” that pursues its investment objective by investing in Underlying Portfolios (that may or may not be affiliated with the Fund). The Portfolio is designed for investors seeking a professionally designed asset allocation program to simplify the accumulation of assets prior to retirement together with the potential benefit of the Guarantee that is available in connection with the purchase of shares of the Portfolio. The Portfolio strives to provide shareholders with diversification primarily through both a professionally designed asset allocation model and professionally selected investments in the Underlying Portfolios. The intended benefit of asset allocation is diversification, which is expected to reduce volatility over the long-term.

If you purchase the Class G, Class G1 or Class L shares explained in this Prospectus, you are required to purchase the Guarantee issued by GWL&A. The Guarantee Benefit Fee is currently 0.90% on an annual basis of the value of your variable insurance contract, IRA, or qualified retirement plan allocated to the Portfolio (hereinafter “Portfolio Value”). The Guarantee Benefit Fee is in addition to the fees and expenses of the Portfolio. The Guarantee Benefit Fee is equal to 1/12 of the current annual fee multiplied by your Portfolio Value. The Guarantee Benefit Fee is assessed monthly in arrears by automatically redeeming shares of the Portfolio. The Guarantee Benefit Fee and the frequency of deduction are subject to change upon 30 days written notice. The Guarantee Benefit Fee will not be lower than 0.70% or higher than 1.50% on an annual basis of your Portfolio Value. Shares of the Portfolio also will be automatically redeemed to cover the cost of any state premium taxes relating to the Guarantee. Please refer to the Guarantee prospectus or disclosure statement, as applicable, for detailed information including fee and eligibility criteria. The redemption or exchange of all your Portfolio shares automatically cancels your Guarantee and all of the benefits of the Guarantee. GWL&A also may terminate the Guarantee under other circumstances. For IRAs, GWL&A issues the Guarantee to IRA custodians or trustees to provide a lifetime withdrawal benefit to IRA owners. For qualified retirement plans, GWL&A issues the Guarantee to the plan sponsor to provide a lifetime withdrawal benefit for plan participants. GWL&A does not issue the Guarantee to MCM or the Portfolio, so the Guarantee does not guarantee the investment performance of the Portfolio. Please see the Guarantee prospectus or disclosure statement for complete information regarding the Guarantee.

Fees and Expenses

Except as noted in the footnote to the Portfolio’s table of Annual Portfolio Operating Expenses, the expenses shown in the Portfolio’s table of Annual Portfolio Operating Expenses are for the fiscal period ended December 31, 2009. Current or future expenses may be greater or less than those presented.

Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios. You may indirectly bear expenses paid by the Underlying Portfolios related to the distribution of such shares. However, not all of the Underlying Portfolios may be available as investment options to you and you would not have the potential asset allocation benefit offered by the Portfolio or the potential benefit of the Guarantee that is available in connection with the purchase of shares of the Portfolio.

Underlying Portfolios may charge a sales load and certain other fees in connection with the purchase and distribution of such shares. MCM will arrange for the Fund to be included within a class of investors entitled not to pay sales loads by purchasing such shares. However, purchases of shares by the Portfolio would remain subject to any redemption fees, exchange fees, or administrative fees associated with the particular class of shares. The Portfolio also would remain subject to any distribution (Rule 12b-1) fees associated with shares of Underlying Portfolios. The Portfolio currently does not but may in the future purchase a class of shares of affiliated Underlying Portfolios that imposes a Rule 12b-1 fee. The Portfolio will not invest in shares of Underlying Portfolios that are sold with a contingent deferred sales charge.

The total expense ratios may be higher or lower than shown in the fee table depending on the actual allocation of the Portfolio’s assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios. Acquired Fund (Underlying Portfolio) Fees and Expenses may be higher if the Portfolio invests in select classes of Underlying Portfolios that have a Rule 12b-1 fee. Additionally, certain Underlying Portfolios may charge a redemption fee on any shares redeemed within a certain amount of time after purchase by the Portfolio.

The Acquired Fund (Underlying Portfolio) Fees and Expenses are estimated annualized expense ratios of the Underlying Portfolios based on (i) an estimated allocation among Underlying Portfolios for the 2011 fiscal year, and (ii) the historical (net) expense ratio of the Underlying Portfolios based on their most recent shareholder report (or estimated annual fund operating expenses for new Underlying Portfolios.)

More Information About the Maxim SecureFoundationSM Lifetime Portfolios

Overview of the Portfolios

Each Portfolio is a “fund-of-funds” that pursues its investment objective by investing in the Underlying Portfolios (that may or may not be affiliated with the Fund). The Portfolios are designed for investors seeking a professionally managed asset allocation program to simplify the accumulation of assets prior to retirement together with the potential benefit of the Guarantee that is available in connection with the purchase of shares of the Portfolios. The Portfolios strive to provide shareholders with diversification through both professionally designed, retirement date-based asset allocation models and professionally selected investments in the Underlying Portfolios. The intended benefit of asset allocation is diversification, which is expected to reduce volatility over the long-term.

If you purchase the Class G, Class G1 or Class L shares explained in this Prospectus, you are required to purchase the Guarantee issued by GWL&A. For each Portfolio, the Guarantee goes into effect (the “Guarantee Trigger Date”) ten years prior to the year designated in the name of the applicable Portfolio. For example, the Guarantee Trigger Date is January 3, 2045 for the Maxim SecureFoundationSM Lifetime 2055 Portfolio. If you purchase shares of a Portfolio prior to the applicable Guarantee Trigger Date, you will not be deemed to have purchased the Guarantee until the Guarantee Trigger Date for that Portfolio.

The Guarantee Benefit Fee is currently 0.90% on an annual basis of the value of your variable insurance contract, IRA or qualified retirement plan allocated to the applicable Portfolio (hereinafter “Portfolio Value”). The Guarantee Benefit Fee is in addition to the fees and expenses of the applicable Portfolio. Prior to the Guarantee Trigger Date, the Guarantee Benefit Fee will not be charged. For each Portfolio, the Guarantee Benefit Fee will begin to be assessed on the Guarantee Trigger Date for that Portfolio. The Guarantee Benefit Fee is equal to 1/12 of the current annual fee multiplied by your Portfolio Value. The Guarantee Benefit Fee is assessed monthly in arrears by automatically redeeming shares of the Portfolio. The Guarantee Benefit Fee and the frequency of deduction are subject to change upon 30 days written notice. The Guarantee Benefit Fee will not be lower than 0.70% or higher than 1.50% on an annual basis of your Portfolio Value. Shares of the applicable Portfolio also will be automatically redeemed to cover the costs of any state premium taxes relating to the Guarantee. Please refer to the Guarantee prospectus or disclosure statement, as applicable, for detailed information including fee and eligibility criteria. The redemption or exchange of all your shares of a Portfolio automatically cancels your Guarantee and all of the benefits of the Guarantee. GWL&A also may terminate the Guarantee under other circumstances. For IRAs, GWL&A issues the Guarantee to IRA custodians or trustees to provide a lifetime withdrawal benefit for IRA owners. For qualified retirement plans, GWL&A issues the Guarantee to the plan sponsor to provide a lifetime withdrawal benefit for plan participants. GWL&A does not issue the Guarantee to MCM or the Portfolios, so the Guarantee does not guarantee the investment performance of any Portfolio. Please see the Guarantee prospectus or disclosure statement for complete information regarding the Guarantee.

Fees and Expenses

The expenses shown in each of the Maxim SecureFoundationSM Lifetime 2015, 2025, 2035, 2045 and 2055 Portfolio’s table of Annual Portfolio Operating Expenses are for the fiscal period ended December 31, 2009, except that the Acquired Fund (Underlying Portfolio) Fees and Expenses are estimates for the 2011 fiscal year. In addition, because the Maxim SecureFoundationSM Lifetime 2020, 2030, 2040, and 2050 Portfolios had not commenced operations as of the date of this Prospectus, the Acquired Fund (Underlying Portfolio) Fees and Expenses and the Other Expenses are estimates for the 2011 fiscal year. Current or future Portfolio expenses may be greater or less than those presented.

With respect to each Portfolio, investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolios. Since the Portfolios pursue their investment objectives by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the applicable Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios. You may indirectly bear expenses paid by the Underlying Portfolios related to the distribution of such shares. However, not all of the Underlying

Portfolios may be available as investment options to you and you would not have the potential asset allocation benefit offered by the Portfolios or the potential benefit of the Guarantee that is available in connection with the purchase of shares of the Portfolios.

Underlying Portfolios may charge a sales load and certain other fees in connection with the purchase and distribution of such shares. MCM will arrange for the Fund to be included within a class of investors entitled not to pay sales loads by purchasing such shares. However, purchases of shares by the Portfolios would remain subject to any redemption fees, exchange fees, or administrative fees associated with the particular class of shares. The Portfolios also would remain subject to any distribution (Rule 12b-1) fees associated with shares of Underlying Portfolios. The Portfolios currently do not but may in the future purchase a class of shares of affiliated Underlying Portfolios that imposes a Rule 12b-1 fee. The Portfolios will not invest in shares of Underlying Portfolios that are sold with a contingent deferred sales charge.

The total expense ratios may be higher or lower than shown in the fee table depending on the actual allocation of each Portfolio’s assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios. Acquired Fund (Underlying Portfolio) Fees and Expenses may be higher if the Portfolios invest in select classes of Underlying Portfolios that have a Rule 12b-1 fee. Additionally, certain Underlying Portfolios may charge a redemption fee on any shares redeemed within a certain amount of time after purchase by the Portfolios.

Because certain Portfolios’ allocations among Underlying Portfolios is changing effective December 31, 2010, and other Portfolios had not commenced operations prior to the date of this Prospectus, the Acquired Fund (Underlying Portfolio) Fees and Expenses are estimated annualized expense ratios based on (i) an estimated allocation among Underlying Portfolios for the 2011 fiscal year, and (ii) the historical (net) expense ratio of the Underlying Portfolios based on their most recent shareholder report (or estimated annual fund operating expenses for new Underlying Portfolios).

Portfolio Holdings Disclosure

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolios’ portfolio securities is available in the SAI. The back cover of this Prospectus explains how you can obtain a copy of the SAI.

Benchmark Indexes

The benchmark index(es) for the Portfolios that have been in operation for one complete calendar year are listed below.

Portfolio	Benchmark Index
Maxim Aggressive Profile I Portfolio

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market.

The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity performance of developed markets, excluding the U.S. and Canada. As of May 27, 2010, the MSCI EAFE® Index consisted of 22 developed market country indices.

Maxim Aggressive Profile II Portfolio

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market.

The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity performance of developed markets, excluding the U.S. and Canada. As of May 27, 2010, the

MSCI EAFE® Index consisted of 22 developed market country indices.
Maxim Ariel MidCap Value Portfolio

The Russell MidCap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represents approximately 31% of the total market capitalization value of the Russell 1000® Index. The Russell MidCap® Index is a registered trademark of Russell Investments.

Maxim Ariel Small-Cap Value Portfolio

The Russell 2000® Index is a list that measures the performance of the 2000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index. The Russell 2000® Index is a registered trademark of Russell Investments.

Maxim Bond Index Portfolio

The Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

Maxim Conservative Profile I Portfolio

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market.

The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity performance of developed markets, excluding the U.S. and Canada. As of May 27, 2010, the MSCI EAFE® Index consisted of 22 developed market country indices.

The Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

The Barclays Capital 1-3 Year Credit Bond Index is a subset of the Barclays Capital Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million.

Maxim Conservative Profile II Portfolio

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market.

The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity performance of developed markets, excluding the U.S. and Canada. As of May 27, 2010, the MSCI EAFE® Index consisted of 22 developed market country indices.

The Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

The Barclays Capital 1-3 Year Credit Bond Index is a subset of the Barclays Capital Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million.

Maxim Federated Bond Portfolio

The Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

Maxim Global Bond Portfolio	The Citigroup World Government Bond Index is a market-capitalization-weighted benchmark that tracks total returns of government bonds in 23 developed countries globally.
Maxim Index 600 Portfolio	The S&P SmallCap 600® Index is designed to monitor the performance of publicly traded common stocks of the small company sector of the U.S. equities market.
Maxim Invesco ADR Portfolio

The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity performance of developed markets, excluding the U.S. and Canada. As of May 27, 2010, the MSCI EAFE® Index consisted of 22 developed market country indices. The MSCI EAFE® Index is a registered trademark of MSCI Inc.

Maxim Janus Large Cap Growth Portfolio

The S&P 500® Index is a market capitalization-weighted index of the 500 leading companies in leading industries of the U.S. economy. It is widely recognized as a guide to the overall health of the U.S. stock market. The index focuses on the large-cap segment of the market, with approximately 75% coverage (by market capitalization) of U.S. equities.

Maxim Loomis Sayles Bond Portfolio

The Merrill Lynch Corporate/Government Index is comprised of U.S. Government issued bonds and investment-grade or better, dollar-denominated, publicly-issued corporate bonds with 1-10 years remaining until maturity.

Maxim Loomis Sayles Small-Cap Value Portfolio

The Russell 2000® Index is a list that measures the performance of the 2000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index. The Russell 2000® Index is a registered trademark of Russell Investments.

Maxim MFS International Growth Portfolio

The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity performance of developed markets, excluding the U.S. and Canada. As of May 27, 2010, the MSCI EAFE® Index consisted of 22 developed market country indices. The MSCI EAFE® Index is a registered trademark of MSCI Inc.

Maxim MFS International Value Portfolio

The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity performance of developed markets, excluding the U.S. and Canada. As of May 27, 2010, the MSCI EAFE® Index consisted of 22 developed market country indices. The MSCI EAFE® Index is a registered trademark of MSCI Inc.

Effective September 1, 2009, the Portfolio began using the MSCI EAFE® Value Index, which is more representative of the types of securities generally held by the Portfolio, as an additional benchmark. The MSCI EAFE® Value Index is a subset of the MSCI EAFE® Index and constituents of the index include securities from Europe, Australasia, and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index and consists of those securities classified by MSCI as most representing the value style. The MSCI EAFE® Value Index is a registered trademark of MSCI Inc.

Maxim MidCap Value Portfolio

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes the Russell MidCap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is a registered trademark of Russell Investments.

Maxim Moderate Profile I Portfolio	The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market.

The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity performance of developed markets, excluding the U.S. and Canada. As of May 27, 2010, the MSCI EAFE® Index consisted of 22 developed market country indices.

The Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

The Barclays Capital 1-3 Year Credit Bond Index is a subset of the Barclays Capital Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million.

Maxim Moderate Profile II Portfolio

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market.

The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity performance of developed markets, excluding the U.S. and Canada. As of May 27, 2010, the MSCI EAFE® Index consisted of 22 developed market country indices.

The Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

The Barclays Capital 1-3 Year Credit Bond Index is a subset of the Barclays Capital Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million.

Maxim Moderately Aggressive Profile I Portfolio

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market.

The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity performance of developed markets, excluding the U.S. and Canada. As of May 27, 2010, the MSCI EAFE® Index consisted of 22 developed market country indices.

The Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

The Barclays Capital 1-3 Year Credit Bond Index is a subset of the Barclays Capital Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million.

Maxim Moderately Aggressive Profile II Portfolio

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market.

The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity performance of developed markets, excluding the U.S. and Canada. As of May 27, 2010, the MSCI EAFE® Index consisted of 22 developed market country indices.

The Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

The Barclays Capital 1-3 Year Credit Bond Index is a subset of the Barclays Capital Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million.

Maxim Moderately Conservative Profile I Portfolio

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market.

The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity performance of developed markets, excluding the U.S. and Canada. As of May 27, 2010, the MSCI EAFE® Index consisted of 22 developed market country indices.

The Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

The Barclays Capital 1-3 Year Credit Bond Index is a subset of the Barclays Capital Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million.

Maxim Moderately Conservative Profile II Portfolio

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market.

The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity performance of developed markets, excluding the U.S. and Canada. As of May 27, 2010, the MSCI EAFE® Index consisted of 22 developed market country indices.

The Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

The Barclays Capital 1-3 Year Credit Bond Index is a subset of the Barclays Capital Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million.

Maxim Putnam High Yield Bond Portfolio

Effective August 13, 2009, the Portfolio began benchmarking against the J.P. Morgan High Yield Developed Index, an unmanaged index of high yield fixed-income securities issued in developed countries, as the Sub-Adviser views the J.P. Morgan High Yield Developed Index as a more appropriate benchmark for the Portfolio based on its investment strategies.

Between 2005 and August 13, 2009, the Portfolio benchmarked against the Citigroup High Yield Market Index, which captures the performance of below-investment grade debt issued by corporations domiciled in the United States or Canada.

Maxim S&P 500® Index Portfolio

The S&P 500® Index is a market capitalization-weighted index of the 500 leading companies in leading industries of the U.S. economy. It is widely recognized as a guide to the overall health of the U.S. stock market. The index focuses on the large-cap segment of the market, with approximately 75% coverage (by market capitalization) of U.S. equities.

Maxim Short Duration Bond Portfolio

The Barclays Capital 1-3 Year Credit Bond Index is a subset of the Barclays Capital Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million.

Maxim Small-Cap Growth Portfolio

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-value ratios and higher forecasted growth values. The Russell 2000® Growth Index is a registered trademark of Russell Investments.

Maxim Small-Cap Value Portfolio

The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is a registered trademark of Russell Investments.

Maxim Stock Index Portfolio

The Portfolio’s benchmarks are the S&P 500® Index and S&P MidCap 400® Index, weighted according to their pro rata share of the market. The S&P 500® Index is a market capitalization-weighted index of the 500 leading companies in leading industries of the U.S. economy. It is widely recognized as a guide to the overall health of the U.S. stock market. The index focuses on the large-cap segment of the market, with approximately 75% coverage (by market capitalization) of U.S. equities. The S&P MidCap 400® Index is comprised of 400 stocks representing companies in the middle tier of U.S. stock market capitalization.

Maxim T. Rowe Price Equity/Income Portfolio

The S&P 500® Index is a market capitalization-weighted index of the 500 leading companies in leading industries of the U.S. economy. It is widely recognized as a guide to the overall health of the U.S. stock market. The index focuses on the large-cap segment of the market, with approximately 75% coverage (by market capitalization) of U.S. equities.

Maxim T. Rowe Price	The S&P MidCap 400® Index is comprised of 400 stocks representing

MidCap Growth Portfolio	companies in the middle tier of U.S. stock market capitalization.
Maxim U.S. Government Mortgage Securities Portfolio

Effective May 1, 2010, the Portfolio began using the Barclays Capital U.S. MBS Index (80%) and Barclays Capital U.S. Government Index (20%) as its benchmarks as the portfolio manager views them as more appropriate benchmarks for the Portfolio based on its investment strategies. The Barclays Capital MBS Index measures the performance of investment grade fixed-rate mortgage-backed pass-through securities of Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Freddie Mac (“FHLMC”). The Barclays Capital U.S. MBS Index includes securities issued by GNMA, FHLMC, and FNMA that have 30-, 20-, 15-year and balloon securities that have a remaining maturity of at least one year, are investment grade, and have more than $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The Barclays Capital U.S. Government Index includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issues debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government).

Prior to May 1, 2010, the Portfolio’s benchmark index was the Barclays Capital U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

More Information About the Portfolios’ Investments

By owning shares of Underlying Portfolios, each of the Maxim Lifetime Portfolios, Maxim Profile I and Maxim Profile II Portfolios, Maxim SecureFoundationSM Lifetime Portfolios and Maxim SecureFoundationSM Balanced Portfolio indirectly invests, to varying degrees, in securities held by the Underlying Portfolios. The following section provides further information on certain types of investments and techniques that may be used by the Portfolios and the Underlying Portfolios, including their associated risks. Additional information is provided in the SAI, which is available upon request, and in the prospectuses of the Underlying Portfolios.

Portfolios Investing Primarily in Equity Securities

Common stocks represent partial ownership in a company and entitle stockholders to share in the company’s profits (or losses). Common stocks also entitle the holder to share in any of the company’s dividends. The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions. A stock’s value may also fall because of economic conditions which affect many companies, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in company’s financial condition or progress.

As a general matter, other types of equity securities, including preferred stock and convertible securities, are subject to many of the same risks as common stocks.

Portfolios Investing Primarily in Small and Medium Size Companies

The term small size companies refers to companies with a relatively small market capitalization, such as those in the Russell 2000® Index. The term medium size companies refers to companies with mid-level market capitalization, such as those in the Russell Midcap® Index. Companies that are small or unseasoned (less than three years of operating history) are less likely to survive or accomplish their goals with the result that the value of their stock could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources.

Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger companies resulting in more volatility in the price of their securities. As well, the securities of small or unseasoned companies may not have wide marketability. This fact could cause a Portfolio or Underlying Portfolio to lose money if it needs to sell the securities when there are few interested buyers. Small or unseasoned companies also normally have fewer outstanding shares than larger companies. As a result, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security. Finally, there may be less public information available about small or unseasoned companies. As a result, an investment adviser or sub-adviser when making a decision to purchase a security for a Portfolio or Underlying Portfolio may not be aware of some problems associated with the company issuing the security.

Portfolios Designed to Track a Benchmark Index

Certain of the Portfolios and Underlying Portfolios are not actively managed, but are designed to track the performance of specified benchmarks (sometimes referred to in this Prospectus as “Index Portfolios”).

Advantages of Index Portfolios

Index Portfolios typically have the following characteristics:

•	Variety of investments. Index Portfolios generally invest in a wide variety of companies and industries.
•	Relative performance consistency. Because they seek to track market benchmarks, Index Portfolios usually do not perform dramatically better or worse than their benchmarks.
•

Low cost. Index Portfolios are inexpensive to run compared with actively managed portfolios. They have no research costs and keep trading activity - and thus brokerage commissions and other transaction costs - to a minimum.

Compared with actively managed portfolios, most Index Portfolios have lower turnover rates and lower capital gains distributions. However, from time to time, some Index Portfolios may pay out higher-than-expected taxable distributions. This is because Index Portfolios must adjust their holdings to reflect changes in their target indexes. In some cases, such changes may force an Index Portfolio to sell securities that have appreciated in value, and thus, realize a capital gain that must be distributed to shareholders. A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer. Generally, these changes tend to occur more frequently with small and medium-size companies than they do with large, well-established companies.

Risks of Index Portfolios

The value of Index Portfolios will generally decline when the performance of their target index declines. Because Index Portfolios are designed to track an index before fees and expenses, Index Portfolios cannot purchase other securities that may help offset declines in their index. In addition, because Index Portfolios may not hold all issues included in their index, may not always be fully invested, and bear advisory, administrative and other expenses and transaction costs in trading securities, the performance of each Index Portfolio may fail to match the performance of its target index, after taking expenses into account. It is not possible to invest directly in an index.

Maxim S&P 500® Index, Maxim Index 600, Maxim Stock Index, and Maxim S&P MidCap 400® Index Portfolios (for the purposes of this section, the “Portfolios”)

The Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor’s (“S&P”) or its third party licensors. Neither S&P nor its third party licensors makes any representation or warranty, express or implied, to the owners of the Portfolios or any member of the public regarding the advisability of investing in securities generally or in the Portfolios particularly or the ability of the S&P 500® Index, S&P MidCap

400® Index or S&P SmallCap 600® Index (the “Indexes”) to track general stock market performance. S&P’s and its third party licensor’s only relationship to MCM is the licensing of certain trademarks and trade names of S&P and the third party licensors and of the Indexes which is determined, composed and calculated by S&P or its third party licensors without regard to MCM or the Portfolios. S&P and its third party licensors have no obligation to take the needs of MCM or the owners of the Portfolios into consideration in determining, composing or calculating the Indexes. S&P has no obligation or liability in connection with the administration, marketing or trading of the Portfolios.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MARKS, THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

S&P 500®, S&P MidCap 400® and S&P SmallCap 600® are trademarks of Standard & Poor’s and have been licensed for use by MCM

Maxim International Index Portfolio (for the purposes of this section, the “Portfolio”)

THIS PORTFOLIO IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY MCM. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS PORTFOLIO OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THIS PORTFOLIO PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS PORTFOLIO OR THE ISSUER OR OWNERS OF THIS PORTFOLIO OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS PORTFOLIO OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS PORTFOLIO TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS PORTFOLIO IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS PORTFOLIO OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS PORTFOLIO.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE PORTFOLIO, OWNERS OF THE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARITES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this Portfolio, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this Portfolio without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

Portfolios Investing Primarily in Debt Securities

Bonds include debt securities of all types excluding money market instruments. Examples of bonds include, but are not limited to, corporate debt securities (including notes), mortgage-backed securities, asset-backed securities, securities issued by the U.S. Government and its agencies, and mortgage pass-through securities and collateralized mortgage obligations issued by both government agencies and private issuers. Bond issuers may be foreign corporations or governments (including emerging market countries) as limited in each Portfolio’s or Underlying Portfolio’s investment strategies. In addition to bonds, debt securities also include money market instruments.

Bonds are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. In general, bond prices rise when interest rates fall, and vice versa. Bonds have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds. This sensitivity to interest rates is also referred to as “interest rate risk.”

Debt obligations are rated based on their estimated credit risks by independent services such as S&P and Moody’s. “Credit risk” relates to the issuer’s ability to make payments of principal and interest when due.

The lower a bond’s quality, the more it is subject to credit risk and interest rate risk and the more speculative it becomes.

Investment grade securities are those rated in one of the four highest rating categories by S&P or Moody’s or, if unrated, are judged to be of comparable quality. Debt securities rated in the fourth highest rating categories by S&P or Moody’s and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in the higher rating categories. Money market instruments are short-term debt securities of the highest investment grade quality.

Debt securities rated below investment grade are commonly referred to as “high yield-high risk securities” or “junk bonds.” These securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. It is, therefore, possible that these types of factors could in certain instances, reduce the value of securities held with a commensurate effect on share value.

Portfolios Investing Primarily in Foreign Securities

Debt and equity securities of foreign companies and governments generally have the same risk characteristics as those issued by the U.S. Government and U.S. companies. In addition, foreign investments present other risks and considerations not presented by U.S. investments. Investments in non-U.S. Dollar denominated foreign securities may cause a Portfolio or Underlying Portfolio to lose money when converting investments from foreign currencies into U.S. Dollars due to unfavorable currency exchange rates.

Investments in foreign securities also subject a Portfolio or Underlying Portfolio to the adverse political or economic conditions of the foreign country. These risks increase in the case of “emerging market” countries which are more likely to be politically and economically unstable. Foreign countries, especially emerging market countries, may prevent or delay a Portfolio or Underlying Portfolio from selling its investments and taking money out of the country. In addition, foreign securities may not be as liquid as U.S. securities which could result in a Portfolio or Underlying Portfolio being unable to sell its investments in a timely manner. Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S. As a result, there is generally less publicly available information about foreign companies than U.S. companies.

American Depository Receipts (ADRs) are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. Each ADR may represent one ordinary share (or a fraction or multiple of an ordinary share) on deposit at the depository bank. The foreign shares held by the depository bank are known as American Depository Shares (ADSs). Although there is a technical distinction between ADRs and ADSs, market participants often use the two terms interchangeably. ADRs are traded freely on U.S. exchanges or in the U.S. over-the-counter market. ADRs can be issued under different types of ADR programs, and, as a result, some ADRs may not be registered with the SEC.

ADRs are a convenient alternative to direct purchases of shares on foreign stock exchanges. Although they offer investment characteristics that are virtually identical to the underlying ordinary shares, they are often as easy to trade as stocks of U.S. domiciled companies. A high level of geographic and industry diversification can be achieved using ADRs, with all transactions and dividends being in U.S. Dollars and annual reports and shareholder literature printed in English.

Derivatives

Certain Portfolios and Underlying Portfolios can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as “derivative” transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price. Derivatives can, however, subject a Portfolio or Underlying Portfolio to various levels of risk. There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated. They are the predominant means of hedging currency or commodity exposures. Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are “marked to market” daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract. The buyer pays a fee, called a premium, to the seller, who is called a writer. The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer’s demand. Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments. Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks. If MCM, a Sub-Adviser or adviser to an Underlying Portfolio judges market conditions incorrectly or employs a strategy that does not correlate well with a Portfolio’s or Underlying Portfolio’s investments, these techniques could result in a loss. These techniques may increase the volatility of a Portfolio or Underlying Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Thus, it is possible for a Portfolio or Underlying Portfolio to lose more than its original investment in a derivative transaction. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Money Market Instruments

Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months. Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers’ acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. However, the U.S. Government does not guarantee the net asset value of Portfolio or Underlying Portfolio shares. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

For the Maxim Money Market Portfolio, MCM selects securities with a rating in one of the two highest rating categories for short-term debt obligations by at least one nationally recognized statistical rating organization such as Moody’s Investor Services, Inc. or Standard & Poor’s Corporation (or unrated securities of comparable quality). Except as permitted under Rule 2a-7 of the 1940 Act, the Maxim Money Market Portfolio will not purchase a security if, as a result, more than 5% of its total assets would be invested in securities of a single issuer. Under Rule 2a-7, the 5% limit, among other things, does not apply to purchases of U.S. Government issued securities or securities subject to certain types of guarantees.

Temporary Investment Strategies

Each Portfolio and certain Underlying Portfolios may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by MCM, the Sub-Adviser or adviser to an Underlying Portfolio. Each non-money market Portfolio and certain Underlying Portfolios may invest up to 100% of its assets in money market instruments as deemed necessary by MCM, the Sub-Adviser or adviser to an Underlying Portfolio, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should a Portfolio or Underlying Portfolio take this action, it may not achieve its investment objective.

Securities Lending

Although not considered to be a principal investment strategy at this time, certain Portfolios may lend common stock to broker-dealers and financial institutions to realize additional income. A Portfolio will not lend common stock or other assets if, as a result, more than 33 1/3% of the Portfolio’s total assets would be lent to other parties. When a Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, a Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Other Risk Factors Associated with the Portfolios

As mutual funds, the Portfolios and Underlying Portfolios are subject to market risk. The value of the Portfolios’ or Underlying Portfolios’ shares will fluctuate in response to changes in economic conditions, interest rates, and the market’s perception of the securities held by the Portfolios or Underlying Portfolios.

Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. These market conditions have added to the risk of short-term volatility of the Portfolios and Underlying Portfolios. While many market analysts have stated that the markets have generally begun to stabilize, there can be no assurance that adverse market conditions will not return.

In addition, the fixed-income markets experienced a period of extreme volatility which negatively impacted market liquidity conditions. As a result, fixed-income instruments experienced liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. While signs of economic recovery are beginning to emerge in certain areas, any continuance or reoccurrence of negative market conditions could have an adverse effect on a Portfolio’s or Underlying Portfolio’s investments and negatively impact a Portfolio’s or Underlying Portfolio’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

The recent instability in the financial markets has led the U.S. and foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. In addition, new proposals for legislation continue to be introduced that could further substantially increase regulation of or changes to certain industries and/or impose restrictions on the operations and general ability of firms within the industry to conduct business consistent with historic practices. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolios and Underlying Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude a Portfolio’s or Underlying Portfolio’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets continue to be unclear, and any such program may have positive or negative effects on the liquidity, valuation and performance of the Portfolios’ and Underlying Portfolios’ investment holdings.

There is no guarantee that the Portfolios or Underlying Portfolio will achieve their objectives. The Portfolios should not be considered to be a complete solution to the retirement needs of investors. You should consider your own investment objectives and tolerance for risk, what your retirement needs will be, as well as your other investments when deciding whether to purchase shares of any Portfolio.

A complete listing of the Portfolios’ investment limitations and more detailed information about their investment policies and practices are contained in the SAI.

GSAM’s Quantitative Investment Strategies (“QIS”) Team Philosophy (Maxim MidCap Value Portfolio):

Step 1: Stock Selection

GSAM forecasts expected returns on over 10,000 stocks globally on a daily basis. Stock return forecasts are determined using a proprietary model developed by the QIS group. This model is based on six investment themes—Valuation, Profitability, Quality, Management, Momentum and Sentiment. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Profitability assesses whether the company is earning more than its cost of capital. Quality evaluates whether the company’s earnings are coming from more persistent, cash-based sources, as opposed to accruals. Management assesses the characteristics, policies and strategic decisions of company management. Momentum predicts drift in stock prices caused by under-reaction to company-specific information. Finally, the Sentiment theme reflects selected investment views and decisions of individuals and financial intermediaries

Step 2: Portfolio Construction

GSAM uses a proprietary risk model to help manage the expected deviation of the Portfolio’s returns and the benchmark’s returns. The risk model includes all of the above themes used in the return model, as well as several other factors GSAM believes are associated with risk but not return. In this process, GSAM seeks to add value by overweighting (relative to the benchmark) stocks with attractive characteristics (as defined by the return model) and underweighting stocks with less attractive characteristics. At the same time, GSAM seeks to manage risk by controlling exposure to other characteristics such as size and sector weight deviations relative to the benchmark. A computer optimizer evaluates many different security combinations and weightings in an effort to construct the most efficient risk/return portfolio.

Step 3: Efficient Implementation

GSAM’s portfolio management team considers transaction costs at each step of the investment process. The team incorporates expected portfolio turnover when assigning weights to the variables in the return model. The team also factors expected execution costs into portfolio construction and evaluates multiple trading options. The team then selects the trading strategy it believes will minimize the total transaction costs to the Portfolio.

SHAREHOLDER INFORMATION

Investing in the Portfolios

Shares of the Portfolios are not for sale directly to the public. Currently, the Fund may sell shares of the Portfolios to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable insurance contracts, though shares of the Maxim SecureFoundationSM Lifetime Portfolios and the Maxim SecureFoundationSM Balanced Portfolio are only available to separate accounts of GWL&A. The Fund may also sell shares of the Portfolios to IRA custodians or trustees and to plan sponsors of qualified retirement plans. The Fund may also sell certain shares of certain Portfolios to asset allocation portfolios described in this Prospectus and to college savings programs. In the future, shares of the Portfolios may be used to fund other variable insurance contracts offered by GWL&A, or its affiliates, or other unrelated insurance companies. For information concerning your rights under a specific variable insurance contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares

The transaction price for buying, selling, or exchanging a Portfolio’s shares is the net asset value of that Portfolio. Each Portfolio’s net asset value is generally calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) every day the NYSE is open (generally 4:00 p.m. Eastern Time). If the NYSE closes at any other time, or if an emergency exists, or during any period when the SEC has by order permitted a suspension of redemptions for the protection of shareholders, the time at which the net asset value is calculated may differ. To the extent that a Portfolio’s (or Underlying Portfolio’s) assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio’s (or Underlying Portfolio’s) assets may be affected on days when the Fund is not open for business. In addition, trading in some of a Portfolio’s (or Underlying Portfolio’s) assets may not occur on days when the Fund is open for business. Your share price will be the next net asset value calculated after we receive your order in “good order.” This means that the requests must be accompanied by proper payment and sufficient information, documentation and detail before the close of regular trading on the NYSE to enable a Portfolio to allocate assets properly.

Each Portfolio values its assets at current market prices where current market prices are readily available, or at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors when a determination is made that current market prices are not readily available. In valuing securities that trade principally on foreign markets, the most recent closing market prices of these securities is used from the market on which they principally trade, unless the most recent closing market prices, in the Fund’s judgment, do not represent current market values of these securities. Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Fund determines the net asset value as of valuation time, and therefore, the Fund may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Directors believes reflects fair value. This policy is intended to assure that a Portfolio’s net asset value fairly reflects security values at the time of pricing.

We calculate a separate net asset value for each class of shares of the Maxim Lifetime Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, the Maxim SecureFoundationSM Balanced Portfolio, the Maxim International Index Portfolio, and the Maxim S&P MidCap 400® Index Portfolio. For the Maxim Lifetime Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, the Maxim SecureFoundationSM Balanced Portfolio, the Maxim International Index Portfolio, and the Maxim S&P MidCap 400® Index Portfolio we determine net asset value by dividing net assets of each such Portfolio’s share class (the value of its investments, cash, and other assets minus its liabilities) by the number of its outstanding shares for the applicable share class. For the other Portfolios of the Fund, we determine net asset value by dividing net assets of the Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio’s outstanding shares.

Each asset allocation portfolio values its shares of the Underlying Portfolios at the Underlying Portfolio’s respective net asset value, and values its other assets at current market prices where current market prices are readily available. When a determination is made that current market prices or Underlying Portfolio net asset values are not readily available each asset allocation portfolio values its assets at fair value as determined in good faith in accordance with procedures adopted by the Fund’s Board of Directors.

Because each asset allocation portfolio is primarily invested in shares of Underlying Portfolios, the net asset value of each asset allocation portfolio is based primarily on the net asset value of the Underlying Portfolios in which it invests. The prospectuses for the Underlying Portfolios explain how the Underlying Portfolios calculate net asset value, and the circumstances under which the Underlying Portfolios may use fair value pricing.

The net asset value of the Maxim Money Market Portfolio is determined by using the amortized cost method of valuation. Net asset value for the other Portfolios is based on the market value of the securities in the Portfolio. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors believes accurately reflects fair value. If a Portfolio holds securities listed primarily on exchanges (for example, a foreign exchange) that trade on days when a Portfolio does not price its shares, the value of your shares may change on days that you cannot buy or sell shares.

Purchasing and Redeeming Shares

If you purchase shares of a Maxim SecureFoundationSM Lifetime Portfolio or the Maxim SecureFoundationSM Balanced Portfolio (“SecureFoundationSM Portfolio(s)”), you are required to purchase the Guarantee. However, with respect to the Maxim SecureFoundationSM Lifetime Portfolios, the Guarantee does not go into effect until the Guarantee Trigger Date applicable to that Portfolio. If you purchase shares of a Maxim SecureFoundationSM Lifetime Portfolio prior to the applicable Guarantee Trigger Date, you will not be deemed to have purchased the Guarantee until the Guarantee Trigger Date for that Maxim SecureFoundationSM Lifetime Portfolio. All share purchase and redemption policies herein are subject to the administrative rules under the Guarantee, which are outlined in the Guarantee prospectus or disclosure document, as applicable. Please see the Guarantee prospectus or disclosure document, as applicable, with respect to the effect share redemptions may have on the benefits under your Guarantee and the effect the redemption of shares of a SecureFoundationSM Portfolio may have on your ability to purchase additional shares of a SecureFoundationSM Portfolio.

The Guarantee Benefit Fee is currently 0.90% on an annual basis of your Portfolio Value. The Guarantee Benefit Fee is in addition to the fees and expenses of the applicable SecureFoundationSM Portfolio. The Guarantee Benefit Fee is equal to 1/12 of the current annual fee multiplied by your Portfolio Value. The Guarantee Benefit Fee is assessed monthly in arrears by automatically redeeming shares of the SecureFoundationSM Portfolio. The Guarantee Benefit Fee and the frequency of deduction are subject to change upon 30 days written notice. The Guarantee Benefit Fee will not be lower than 0.70% or higher than 1.50% on an annual basis of your Portfolio Value. Shares of the applicable SecureFoundationSM Portfolio also will be automatically redeemed to cover the cost of any state premium taxes relating to the Guarantee. Please refer to the Guarantee prospectus or disclosure document, as applicable, for detailed information including fee and eligibility criteria. The redemption or exchange of all your shares of a SecureFoundationSM Portfolio automatically cancels your Guarantee and all of the benefits of the Guarantee. Following cancellation of the Guarantee, additional purchases of shares of a SecureFoundationSM Portfolio are not permitted for a period of 90 days following the cancellation. The foregoing restriction does not apply to automatic payroll contributions, qualified rollovers, loan repayments, or additional purchases with dividend and capital gains distributions. After cancellation of the Guarantee, any accepted contribution to the SecureFoundationSM Portfolio shall be deemed to be a re-election of the Guarantee.

The purchase or redemption of shares of a SecureFoundationSM Portfolio does not affect the Guarantee associated with any other SecureFoundationSM Portfolio. For IRAs, GWL&A issues the Guarantee to IRA custodians or trustees to provide a lifetime withdrawal benefit for IRA owners. For qualified retirement plans, GWL&A issues the Guarantee to the plan sponsor to provide a lifetime withdrawal benefit for plan participants. GWL&A does not issue the Guarantee to MCM or the SecureFoundationSM Portfolios, so the Guarantee does not guarantee the investment performance of any SecureFoundationSM Portfolio. Please see the Guarantee prospectus or disclosure statement for complete information regarding the Guarantee.

Once you begin making Guaranteed Annual Withdrawals, as defined in the Guarantee prospectus or disclosure document, as applicable, additional purchases of shares of the SecureFoundationSM Portfolio are not permitted. Also, initial purchases of shares of the SecureFoundationSM Portfolio are not permitted once the variable contract owner, IRA owner, or qualified retirement plan participant reaches the age of 85. Please refer to the Guarantee prospectus or disclosure document, as applicable, for detailed information on purchase restrictions.

Following the redemption of any shares of a Maxim SecureFoundationSM Lifetime Portfolio after the Guarantee Trigger Date, other than the redemption of shares to pay the Guarantee Benefit Fee, additional purchases of shares of a Maxim SecureFoundationSM Lifetime Portfolio are not permitted for a period of 90 days following the redemption. Following the redemption of any shares of the Maxim SecureFoundationSM Balanced Portfolio, other than the redemption of Portfolio shares to pay the Guarantee Benefit Fee, additional purchases of shares of the Maxim SecureFoundationSM Balanced Portfolio are not permitted for a period of 90 days following the redemption. The foregoing restrictions do not apply to automatic payroll contributions, qualified rollovers, loan repayments, or additional purchases with dividend and capital gains distributions.

Variable contract owners and participants in college savings programs or qualified retirement plans will not deal directly with the Fund regarding the purchase or redemption of a Portfolio’s shares. Insurance company separate accounts place orders to purchase and redeem shares of each Portfolio based on allocation instructions received from variable contract owners. Similarly, qualified plan sponsors and administrators and college savings program investment managers purchase and redeem Portfolio shares based on orders received from participants. Custodians or trustees of IRAs place orders to purchase and redeem shares of the Portfolios through GWL&A. Please contact your registered representative, qualified retirement plan sponsor or administrator, or college savings program for information concerning the procedures for purchasing and redeeming shares of the Portfolios.

Each Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Exchanging Shares

Participants in qualified retirement plans and college savings programs and IRA owners whose plan or IRA purchased shares of the Portfolios on their behalf may, in accordance with the applicable IRA or qualified retirement plan or college savings program rules, exchange shares of the Portfolios.

For the SecureFoundationSM Portfolios, please see the Guarantee prospectus or disclosure statement, as applicable, with respect to the effect redemptions or exchanges may have on the benefits under your Guarantee. The redemption or exchange of all shares of a SecureFoundationSM Portfolio automatically cancels your Guarantee.

A Portfolio may refuse exchange purchases by any person or group if, in MCM’s judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Dividends and Capital Gains Distributions

Each Portfolio earns dividends, interest and other income from its investments, and ordinarily distributes this income (less expenses) to shareholders as dividends. Each Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions at least once annually. Both dividends and capital gains distributions are reinvested in additional shares of the Portfolio at net asset value.

•	The Maxim Money Market Portfolio ordinarily declares dividends from net investment income daily and distributes dividends monthly.
•	The Maxim Bond Index, Maxim Federated Bond, Maxim U.S. Government Mortgage Securities and Maxim Short Duration Bond Portfolios ordinarily distribute dividends from net investment income quarterly.
•

The Maxim T. Rowe Price Equity/Income, Maxim Janus Large Cap Growth, Maxim Putnam High Yield Bond, Maxim Ariel MidCap Value, Maxim T. Rowe Price MidCap Growth, Maxim Ariel Small-Cap Value, Maxim Loomis Sayles Small-Cap Value, Maxim Small-Cap Growth, Maxim Stock Index, Maxim Index 600, Maxim S&P 500® Index, Maxim S&P MidCap 400® Index, Maxim International Index, Maxim Global Bond, Maxim Loomis Sayles Bond, Maxim Small-Cap Value, Maxim MidCap Value, Maxim Profile I, Maxim Profile II, Maxim Lifetime, Maxim SecureFoundationSM Lifetime, and Maxim SecureFoundationSM Balanced Portfolios ordinarily distribute dividends semi-annually.

•	The Maxim MFS International Value, Maxim Invesco ADR and Maxim MFS International Growth Portfolios ordinarily distribute dividends annually.

Frequent Purchases and Redemptions of Fund Shares

The Portfolios are not intended for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of shareholders in the Portfolios. (As used in this section, “shareholders” include individual holders of variable insurance contracts investing in the Portfolios through subaccount units, IRA owners and other qualified retirement plan participants, and college savings program participants.) Market timing generally involves frequent or unusually large trades that are intended to take advantage of short-term fluctuations in the value of a Portfolio’s securities and the reflection of that change in the Portfolio’s share price. In addition, frequent or unusually large trades may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of Portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio’s international portfolio securities trade and the time as of which the Portfolio’s net asset value is calculated (referred to as time zone arbitrage). Market timing in Portfolios investing significantly in high yield or junk bonds may occur if market prices are not readily available for a Portfolio’s junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio’s net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio.

Market timing in Portfolios investing significantly in small-cap and mid-cap companies (such as the Small-Cap and MidCap Portfolios) may occur because market timers may seek to benefit from their understanding of the value of the small-cap and mid-cap company securities, which may not be frequently traded (referred to as price arbitrage). Any frequent trading strategies may interfere with management of these Portfolios to a greater degree than Portfolios which invest in highly liquid securities, in part because these Portfolios may have difficulty selling small-cap and mid-cap securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of the Portfolios’ shares held by other shareholders.

The Fund maintains policies and procedures, approved by the Board of Directors, which are designed to discourage market timing and excessive trading activity by shareholders. As part of the procedures, all transaction requests (received in “good order,” as described above under Pricing Shares) will be processed at the Portfolio’s next determined net asset value. In all cases, if the order is received from the investor before the close of regular trading on the NYSE, generally 4 p.m. Eastern Time, it is processed with that day’s trade date at that day’s net asset value.

The Fund has also adopted pricing procedures and guidelines, including procedures for fair value pricing of Portfolio securities to reflect significant market events occurring after the close of a foreign or domestic exchange on which Portfolio securities are traded, or which otherwise may not be reflected in the market price of a foreign or domestic security. One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of the type of market timing described above. The procedures are designed to limit dilution to the Portfolios that may be caused by market-timing activities following a significant market event that occurs prior to the Portfolio’s pricing time.

The Fund has entered into a agreements with financial intermediaries that are designees of separate accounts, IRAs, qualified retirement plans, and college savings programs (“record keepers”) that require the record keepers to monitor trading and/or provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades. The Fund will rely on the record keepers to identify and notify shareholders who have engaged in frequent or excessive trading.

Pursuant to these agreements, the record keepers have agreed to identify any shareholder who initiates a transfer into a Portfolio, then initiates a transfer out of the Portfolio within a thirty (30) day calendar period (a “round trip”) and notify such shareholder that a second round trip within the Portfolio will result in the shareholder being restricted from initiating a transfer of any portion of the shareholder’s assets (not including purchases into the Portfolio made with new assets contributed or rolled into the shareholder’s account) into the Portfolio for a thirty (30) day period. In addition, if a Portfolio identifies a shareholder that has been subject to the purchase restriction more than once because of repeated frequent trading, the Portfolio may provide written direction to the record keeper to implement special restrictions on such shareholder.

The practices and policies described above are intended to deter and curtail market timing and excessive trading in the Portfolios. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, it may not be possible to identify market timing or excessive trading activity until a trading pattern is established. Shareholders seeking to engage in market timing or excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Portfolios or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Portfolios and its agents to detect and curtail market timing or excessive trading practices may also be limited by operational systems and technological limitations. Further, all Portfolio purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, IRAs, qualified retirement plans, and variable insurance contracts. The Portfolios typically are not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing prior to completion of a specific Portfolio trade. Also, certain financial intermediaries, IRAs, qualified retirement plans, and variable insurance contracts have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts maintained through an omnibus account, that may be more or less restrictive than the Fund’s practices discussed above. To the extent the Portfolios do not detect market timing and/or excessive trading, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that management of the Portfolios may be disrupted and shareholders may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the Portfolios.

We endeavor to ensure that our procedures are uniformly and consistently applied to all shareholders, and we do not exempt any persons from these procedures. In addition, we do not enter into agreements with shareholders whereby we permit market timing or excessive trading. However, because of the discretionary nature of the restrictions and given that the Fund reserves the right to reject orders, the possibility exists that some shareholders may be permitted to engage in market timing before restrictions are imposed. We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on shareholders engaging in market timing or excessive trading.

The practices and policies described above relate only to deterring and curtailing market timing in the Portfolios. The prospectuses for the Underlying Portfolios explain the Underlying Portfolios’ policies and procedures related to excessive trading and market timing of the shares of the Underlying Portfolios.

Tax Consequences

The Portfolios intend to qualify as “regulated investment companies” under Subchapter M of the Code. The Portfolios intend to distribute all of their net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

The Portfolios are currently not subject to tax. It is possible the Portfolios could lose this favorable tax treatment if they does not meet certain requirements of the Code. If the Portfolios do not meet those tax requirements and becomes a taxable entity, the Portfolios would be required to pay taxes on income and capital gains. This would affect your investment because your return would be reduced by the taxes paid by the Portfolios.

Tax consequences of your investment in the Portfolios depend on the provisions of the variable insurance contract through which you invest in the Portfolios or the terms of your IRA, qualified retirement plan or college savings program. For more information, please refer to the applicable prospectus and/or disclosure documents for that variable insurance contract, IRA, qualified retirement plan, or college savings program.

Effect of Foreign Taxes

Dividends and interest received by the Portfolios (or Underlying Portfolios) on foreign securities may be subject to withholding and other taxes imposed by foreign governments. These taxes will generally reduce the amount of distributions on foreign securities.

Share Classes

The Maxim Lifetime Portfolios have three classes of shares, Class T, Class T1 and Class L. Each class is identical except that Class T1 and Class L shares have a distribution or “Rule 12b-1” plan which is described below. The SecureFoundationSM Portfolios have three classes of shares, Class G Class G1 and Class L. Each class is identical except that the G1 and Class L shares have a distribution or “Rule 12b-1” plan which is described below. The Maxim International Index and the Maxim S&P MidCap 400® Index Portfolios have two classes of shares, Initial Class and Class L shares. Each class is identical except that L shares have a distribution or “Rule 12-1” plan which is described below. All other Portfolios not referred to in this section have one share class.

Class T1 Distribution Plan

The Maxim Lifetime Portfolios have adopted a distribution or “Rule 12b-1” plan for its Class T1 shares. The plan allows the Class T1 shares of the Maxim Lifetime Portfolios to compensate GWFS Equities, Inc. (the “Distributor”), for distribution of Class T1 shares and for providing or arranging for the provision of services to Class T1 shareholders. Such fees may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class T1 shares of the Maxim Lifetime Portfolios and/or for providing or arranging for the provision of services to the Portfolios’ Class T1 shareholders (including sponsors of qualified plans).

The distribution plan provides for a maximum fee equal to an annual rate of 0.10% (expressed as a percentage of average daily net assets of the Class T1 shares of the Maxim Lifetime Portfolios). Because these fees are paid out of Class T1’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class G1 Distribution Plan

The SecureFoundationSM Portfolios have adopted a distribution or “Rule 12b-1” plan for their Class G1 shares. The plan allows the Class G1 shares of the SecureFoundationSM Portfolios to compensate the Distributor for distribution of Class G1 shares and for providing or arranging for the provision of services to Class G1 shareholders. Such fees may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class G1 shares of the SecureFoundationSM Portfolios and/or for providing or arranging for the provision of services to the SecureFoundationSM Portfolios’ Class G1 shareholders (including sponsors of qualified plans).

The distribution plan provides for a maximum fee equal to an annual rate of 0.10% (expressed as a percentage of average daily net assets of the Class G1 shares of the SecureFoundationSM Portfolio). Because these fees are paid out of Class G1’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class L Distribution Plan

Certain Portfolios have adopted a distribution or “Rule 12b-1” plan for its Class L shares. The plan allows the Class L shares of the Portfolios to compensate the Distributor for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. Such fees may be spent by the Distributor on any activities or expenses primarily intended to result in the sales of Class L shares of the Portfolios and/or for providing or arranging for the provision of services to the Portfolios’ Class L shareholders. Only IRA custodians or trustees may purchase Class L shares.

The distribution plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Class L shares of the Portfolios). Because these fees are paid out of Class L’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Cash and Non-Cash Incentive Arrangements

GWL&A, the Distributor, and/or their affiliates (for purposes of this section only, “GWL&A affiliates”), out of their own resources and without additional cost to the Portfolios, may contribute to various cash and non-cash incentive arrangements to promote the sale of shares of the Portfolios. These arrangements will be made available to registered representatives associated with the Distributor. The GWL&A affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which registered representatives may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the GWL&A affiliates may also pay for the travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive arrangements may vary depending on the arrangement in place at any particular time. The cash incentive payable to participating registered representatives may be based on certain performance measurements, including a percentage of the net amount invested in the Portfolios attributable to IRA owners, qualified retirement plan participants, and variable insurance contract owners. These types of arrangements could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a registered representative to recommend or sell shares of the Portfolios instead of other funds where payments are not received. Similarly, the receipt of such payments could create an incentive for a registered representative to recommend certain variable insurance contracts or investment options under the contracts instead of other variable insurance contracts or investment options, which may not necessarily be to your benefit. You may ask your registered representative or qualified retirement plan sponsor for details about any compensation received in connection with the sale of shares of the Portfolios.

Other Payments to Financial Intermediaries

GWL&A and/or its affiliates (collectively, the “GWL&A Funds Group” or “GFG”) may make payments to broker-dealers and other financial intermediaries for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Portfolios. The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Portfolios on a recommended or preferred list, and/or access to an intermediary’s personnel and other factors. Such payments are paid from GFG’s legitimate profits and other financial resources (not from the Portfolios) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, GFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

Sale of Portfolio shares, and/or shares of other mutual funds affiliated with the Fund, is not considered a factor in the selection of broker-dealers to execute the Fund’s portfolio transactions. Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

GFG’s payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor the Portfolios or affiliated funds. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus. Contact your financial intermediary for information about any payments it receives from GFG and any services it provides, as well as about fees and/or commissions it charges.

GWL&A Administrative Services Agreement

Effective January 1, 2006, MCM entered into an Administrative Services Agreement with its parent, GWL&A, pursuant to which GWL&A provides recordkeeping and administrative services to the qualified employee benefit or retirement plans and insurance company separate accounts (“Account Holders”) which invest their assets in the Fund. The services provided by GWL&A include (1) maintaining a record of the number of Fund and Portfolio shares held by each Account Holder; (2) performing the required sub-accounting necessary to record participant interests in retirement plans; (3) investigating all inquiries from authorized plan representatives or other Account Holders relating to the shares held; (4) recording the ownership interest of Account Holders with respect to Fund and/or Portfolio shares and maintaining a record of the total number of shares which are so issued to the Account Holders; and (5) notifying MCM, or its agent, if discrepancies arise between the records GWL&A maintains for the Account Holders and the information GWL&A is provided by MCM or its designee. The services provided by GWL&A are not in the capacity of a sub-transfer agent for MCM or the Fund. For the services rendered by it pursuant to the Administrative Services Agreement, GWL&A receives a fee equal to 0.35% of the average daily net asset value of the shares of each of the portfolios, except the Maxim Money Market Portfolio, for which GWL&A provides services. With respect to fund-of-funds, such as the Profile Portfolios, Lifetime Portfolios, SecureFoundationSM Balanced Portfolio, and SecureFoundationSM Lifetime Portfolios, the 0.35% fee applies only to assets invested in Underlying Portfolios that are series of the Fund and in a fixed interest contract issued and guaranteed by GWL&A, if applicable.

Profile Portfolio Administrative Services Agreement

The Distributor entered into a Services Agreement with its affiliates, Putnam Mutual Funds Corp. (“PMF”), principal underwriter of the Putnam Funds, and Putnam Management, investment adviser of the Putnam Funds (collectively, “Putnam”), pursuant to which the Distributor provides certain distribution and other services to Putnam with regard to each Putnam Fund that is an Underlying Portfolio in a Profile Portfolio. For services rendered and expenses incurred pursuant to the Services Agreement, Putnam pays the Distributor a fee ranging from 0.25% to 0.60% of the average daily net asset value of the shares of each Putnam Fund that is an Underlying Portfolio in a Profile Portfolio.

Lifetime Portfolio Administrative Services Agreements

The Distributor has entered into Administrative Services Agreements with the investment advisers or affiliates of unaffiliated Underlying Portfolios in the Maxim Lifetime Portfolios (“Underlying Portfolio entities”), pursuant to which the Distributor provides recordkeeping and administrative services to unaffiliated Underlying Portfolio entities with regard to unaffiliated Underlying Portfolios in a Maxim Lifetime Portfolio. For services rendered and expenses incurred pursuant to the Services Agreements, unaffiliated Underlying Portfolio entities pay the Distributor a fee ranging from 0.25% to 0.55% of the average daily net asset value of the shares of the applicable Underlying Portfolio in a Maxim Lifetime Portfolio.

Mercer Administrative Services Agreement

Effective May 1, 2008, MCM entered into a Services Agreement with Mercer HR Services, LLC (“Mercer”), pursuant to which Mercer provides recordkeeping and administrative services to certain owners of variable contracts or participants of qualified retirement plans who invest their assets in Portfolios of the Fund for which Mercer serves as record keeper. For the services rendered by it pursuant to the Administrative Services Agreement, Mercer receives a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios for which Mercer provides services.

Putnam Administrative Services Agreement

The Distributor and MCM entered into a Services Agreement with their affiliate, Putnam Investor Services, Inc. (“Putnam”), who provides certain administrative and recordkeeping services as agent for the sponsor of college savings programs under Section 529 of the Internal Revenue Code of 1986, as amended (the “529 Plan”). Under the Services Agreement Putnam provides certain recordkeeping and administrative services to the Fund with regard to each Portfolio that is sold as an investment option in the 529 Plan. For services rendered and expenses incurred pursuant to the Services Agreement, the Distributor pays Putnam a fee of 0.20% of the average daily net asset value of the share of each Portfolio that is sold in the 529 Plan.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Fund ends on December 31 of each year. Twice a year shareholders of each Portfolio will receive a report containing a summary of the Fund’s performance and other information.

LEGAL PROCEEDINGS

There are no pending legal proceedings that would have an adverse material effect on the Fund or the ability of MCM or the Distributor to perform their contracts with the Fund. GWL&A is engaged in various kinds of routine litigation that, in our judgment, is not material to its total assets or material with respect to the Fund.

Pending Sub-Adviser Legal Matters

Federated Investment Management Company

None of the allegations, investigations, or requests for information detailed below relate to MCM, the Fund, or the Portfolio. References below to the “Federated Funds” are references to proprietary mutual funds sponsored by Federated Investors Inc., the parent company of the Federated Funds’ investment advisers and distributors, and not to the Fund or its Portfolios.

Since October 2003, Federated and related entities (collectively, “Federated”), and various Federated funds (the “Federated Funds”), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company (“FIMC”), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds’ board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators’ findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund’s directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the fund’s board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a “senior officer” who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated’s announcement which, along with previous press releases and related communications on those matters, is available in the “About Us” section of Federated’s website at FederatedInvestors.com.

Federated and various Federated Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The board of the Federated Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain.

Although Federated does not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

Janus Capital Management LLC

In the fall of 2003, the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), the Colorado Attorney General (“COAG”), and the Colorado Division of Securities (“CDS”) announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators’ investigations into Janus Capital’s frequent trading arrangements.

A number of civil lawsuits were brought in several state and federal jurisdictions against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the “Court”) for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court, two of which still remain, (i) claims by a putative class of shareholders of Janus Capital Group Inc. (“JCGI”) asserting claims on behalf of the shareholders against JCGI and Janus Capital (First Derivative Traders et al. v. Janus Capital Group Inc. et al., U.S. District Court, District of Maryland, MDL 1586, formerly referred to as Wiggins, et al. v. Janus Capital Group, Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818); and (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518).

In First Derivative Traders case (action (i) above), a Motion to Dismiss was previously granted and the matter was dismissed in May 2007. Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. In May 2009, the Fourth Circuit reversed the order of dismissal and remanded the case back to the trial court for further proceedings. . In June 2010, the United States Supreme Court agreed to review the Fourth Circuit’s decision. As a result of these developments at the Supreme Court, the trial court has stayed all further proceedings until the Supreme Court rules on the matter. In the Steinberg case (action (ii) above),, on January 20, 2010, the trial court entered an order on January 20, 2010, granting Janus Capital’s Motion for Summary Judgment and dismissing the remaining claims asserted against the company. However, in February 2010, Plaintiffs appealed the trial court’s decision with the Fourth Circuit Court of Appeals.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

FINANCIAL HIGHLIGHTS

The financial highlights tables presented below are intended to help you understand the financial performance of each Portfolio’s shares (including the Class T and T1 shares for the Maxim Lifetime Portfolios, the Class G and G1 shares for the Maxim SecureFoundationSM Lifetime Portfolios, and the Class G and G1 shares for the Maxim SecureFoundationSM Balanced Portfolio) for the past five years, or, if shorter, the period of each Portfolio’s operations. Certain information reflects financial results for a single Portfolio share. No financial information is presented for the Maxim International Index Portfolio, the Maxim S&P MidCap 400® Index Portfolio or the Maxim SecureFoundationSM Lifetime 2020, 2030, 2040 and 2050 Portfolios, which had not commenced operations as of the date of this Prospectus. Also, no financial information is presented for the Portfolios’ Class L shares, as applicable, which had not commenced operations as of the date of this Prospectus.

Total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Total returns do not include expenses associated with variable insurance products, IRAs, qualified retirement plans or college savings programs. If such expenses were included, total returns would be lower. Except for the financial highlights for the six months ended June 30, 2010, the information has been derived from financial statements audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, whose report, along with each Portfolio’s financial statements, are included in the Annual Reports for the Portfolios, which are available upon request.

MAXIM MONEY MARKET PORTFOLIO

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended June 30, 2010		Year Ended December 31,
			2009		2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations

Net investment income				~	0.02	0.05	0.04	0.03

Total Income From Investment Operations	0.00		0.00		0.02	0.05	0.04	0.03

Less Distributions

From net investment income				‡	(0.02)	(0.05)	(0.04)	(0.03)

Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return ±	0.00%	^	0.01%		1.94%	4.73%	4.54%	2.72%

Net Assets, End of Period ($000)	$480,918		$480,629		$562,571	$380,379	$378,066	$276,789

Ratio of Gross Expenses to Average Net Assets †	0.46%	*	0.46%

Ratio of Net Expenses to Average Net Assets	0.17%	*	0.28%		0.46%	0.46%	0.46%	0.46%

Ratio of Net Investment Income to Average Net Assets	0.00%	*	0.01%		1.81%	4.62%	4.51%	2.68%

~	Net investment income in 2009 was less than $0.01 per share.

‡	The distribution from net investment income in 2009 was less than $0.01 per share.

^	Based on operations for the period shown and, accordingly, is not representative of a full year.

†	Percentages are shown gross of fees waived by Maxim Capital Management, LLC.

*	Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SHORT DURATION BOND PORTFOLIO

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$10.04		$9.52	$9.91	$9.89	$9.74	$10.28

Income from Investment Operations

Net investment income	0.22		0.42	0.42	0.44	0.40	0.80
Net realized and unrealized gain (loss)	0.29		0.52	(0.39)	0.02	0.15	(0.54)

Total Income From Investment Operations	0.51		0.94	0.03	0.46	0.55	0.26

Less Distributions

From net investment income	(0.21)		(0.42)	(0.42)	(0.44)	(0.40)	(0.80)

Total Distributions	(0.21)		(0.42)	(0.42)	(0.44)	(0.40)	(0.80)

Net Asset Value, End of Period	$10.34		$10.04	$9.52	$9.91	$9.89	$9.74

Total Return ±	5.09%	^	10.02%	0.33%	4.74%	5.78%	2.62%

Net Assets, End of Period ($000)	$48,212		$49,174	$35,558	$35,598	$31,809	$29,168

Ratio of Expenses to Average Net Assets	0.60%	*	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to Average Net Assets	4.34%	*	4.55%	4.13%	4.62%	4.23%	3.04%

Portfolio Turnover Rate	34.16%	^	56.49%	49.38%	37.95%	77.87%	54.93%

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$12.14		$12.03	$11.82	$11.62	$11.64	$11.88

Income from Investment Operations

Net investment income	0.25		0.50	0.54	0.54	0.52	0.49
Net realized and unrealized gain (loss)	0.34		0.21	0.21	0.20	(0.02)	(0.24)

Total Income From Investment Operations	0.59		0.71	0.75	0.74	0.50	0.25

Less Distributions

From net investment income	(0.24)		(0.50)	(0.54)	(0.54)	(0.52)	(0.49)
From net realized gains			(0.10)

Total Distributions	(0.24)		(0.60)	(0.54)	(0.54)	(0.52)	(0.49)

Net Asset Value, End of Period	$12.49		$12.14	$12.03	$11.82	$11.62	$11.64

Total Return ±	4.89%	^	6.01%	6.46%	6.50%	4.38%	2.17%

Net Assets, End of Period ($000)	$391,553		$392,691	$374,814	$377,546	$310,303	$247,119

Ratio of Expenses to Average Net Assets	0.60%	*	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to Average Net Assets	4.03%	*	4.20%	4.53%	4.77%	4.56%	4.20%

Portfolio Turnover Rate	23.44%	^	54.24%	29.90%	75.00%	46.58%	46.40%

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM FEDERATED BOND PORTFOLIO

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$10.25		$9.53	$9.90	$9.71	$9.71	$9.88

Income from Investment Operations

Net investment income	0.22		0.48	0.52	0.44	0.42	0.34
Net realized and unrealized gain (loss)	0.25		0.75	(0.35)	0.19	0.00	(0.17)

Total Income From Investment Operations	0.47		1.23	0.17	0.63	0.42	0.17

Less Distributions

From net investment income	(0.21)		(0.48)	(0.52)	(0.44)	(0.42)	(0.34)
From net realized gains			(0.03)	(0.02)

Total Distributions	(0.21)		(0.51)	(0.54)	(0.44)	(0.42)	(0.34)

Net Asset Value, End of Period	$10.51		$10.25	$9.53	$9.90	$9.71	$9.71

Total Return ±	4.62%	^	13.07%	1.94%	6.68%	4.42%	1.78%

Net Assets, End of Period ($000)	$208,253		$191,389	$139,883	$195,931	$126,727	$114,270

Ratio of Expenses to Average Net Assets	0.70%	*	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of Net Investment Income to Average Net Assets	4.31%	*	4.91%	5.00%	4.73%	4.34%	3.52%

Portfolio Turnover Rate	23.65%	^	35.56%	72.10%	55.74%	62.84%	32.96%

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM BOND INDEX PORTFOLIO

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$13.10		$12.96	$12.75	$12.47	$12.54	$12.83

Income from Investment Operations

Net investment income	0.25		0.54	0.58	0.54	0.53	0.49
Net realized and unrealized gain (loss)	0.47		0.25	0.21	0.28	(0.07)	(0.23)

Total Income From Investment Operations	0.72		0.79	0.79	0.82	0.46	0.26

Less Distributions

From net investment income	(0.24)		(0.54)	(0.58)	(0.54)	(0.53)	(0.50)
From net realized gains			(0.11)				(0.05)

Total Distributions	(0.24)		(0.65)	(0.58)	(0.54)	(0.53)	(0.55)

Net Asset Value, End of Period	$13.58		$13.10	$12.96	$12.75	$12.47	$12.54

Total Return ±	5.54%	^	6.18%	6.40%	6.74%	3.81%	2.10%

Net Assets, End of Period ($000)	$382,399		$355,602	$274,554	$260,808	$154,852	$143,458

Ratio of Expenses to Average Net Assets	0.50%	*	0.50%	0.50%	0.50%	0.50%	0.50%

Ratio of Net Investment Income to Average Net Assets	3.76%	*	4.27%	4.60%	4.65%	4.39%	4.09%

Portfolio Turnover Rate	23.47%	^	34.23%	31.42%	21.07%	30.49%	24.39%

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM LOOMIS SAYLES BOND PORTFOLIO

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$11.64		$8.91	$12.55	$12.58	$11.95	$12.35

Income from Investment Operations

Net investment income	0.33		0.65	0.93	0.92	0.67	0.84
Net realized and unrealized gain (loss)	0.14		2.71	(3.60)	0.08	0.63	(0.39)

Total Income (Loss) From Investment Operations	0.47		3.36	(2.67)	1.00	1.30	0.45

Less Distributions

From net investment income	(0.32)		(0.63)	(0.91)	(0.92)	(0.67)	(0.85)
From net realized gains				(0.06)	(0.11)

Total Distributions	(0.32)		(0.63)	(0.97)	(1.03)	(0.67)	(0.85)

Net Asset Value, End of Period	$11.79		$11.64	$8.91	$12.55	$12.58	$11.95

Total Return ±	4.06%	^	38.46%	(21.74%)	8.10%	11.10%	3.71%

Net Assets, End of Period ($000)	$348,806		$368,286	$285,246	$389,403	$340,080	$293,374

Ratio of Expenses to Average Net Assets	0.90%	*	0.90%	0.90%	0.90%	0.90%	0.90%

Ratio of Net Investment Income to Average Net Assets	5.43%	*	6.03%	6.24%	5.67%	5.31%	5.06%

Portfolio Turnover Rate	5.17%	^	28.54%	27.70%	28.34%	36.73%	38.48%

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$7.59		$5.55	$9.59	$10.34	$10.05	$10.56

Income from Investment Operations

Net investment income	0.35		0.75	1.11	0.76	0.70	0.66
Net realized and unrealized gain (loss)	(0.12)		2.03	(4.03)	(0.72)	0.29	(0.39)

Total Income (Loss) From Investment Operations	0.23		2.78	(2.92)	0.04	0.99	0.27

Less Distributions

From net investment income	(0.34)		(0.74)	(1.12)	(0.75)	(0.70)	(0.66)
From net realized gains					(0.04)		(0.12)

Total Distributions	(0.34)		(0.74)	(1.12)	(0.79)	(0.70)	(0.78)

Net Asset Value, End of Period	$7.48		$7.59	$5.55	$9.59	$10.34	$10.05

Total Return ±	2.95%	^	51.21%	(32.37%)	0.19%	10.12%	2.61%

Net Assets, End of Period ($000)	$60,086		$78,379	$64,458	$174,392	$162,285	$130,175

Ratio of Expenses to Average Net Assets	1.10%	*	1.10%	1.10%	1.10%	1.10%	1.10%

Ratio of Net Investment Income to Average Net Assets	7.96%	*	10.28%	9.59%	7.50%	6.86%	6.50%

Portfolio Turnover Rate	53.25%	^	141.60%	83.22%	73.83%	80.70%	50.80%

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM GLOBAL BOND PORTFOLIO

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$9.02		$8.02	$10.47	$10.66	$9.98	$10.63

Income from Investment Operations

Net investment income	0.11		1.59	1.22	1.24	0.67	0.60
Net realized and unrealized gain (loss)	0.11		(0.42)	(0.82)	0.19	0.78	(0.52)

Total Income From Investment Operations	0.22		1.17	0.40	1.43	1.45	0.08

Less Distributions

Return of capital			(0.17)
From net investment income	(0.11)			(2.59)	(1.24)	(0.74)	(0.54)
From net realized gains				(0.26)	(0.38)	(0.03)	(0.19)

Total Distributions	(0.11)		(0.17)	(2.85)	(1.62)	(0.77)	(0.73)

Net Asset Value, End of Period	$9.13		$9.02	$8.02	$10.47	$10.66	$9.98

Total Return ±	2.40%	^	14.71%	4.45%	13.57%	14.85%	0.62%

Net Assets, End of Period ($000)	$170,040		$147,080	$106,630	$134,590	$264,556	$245,696

Ratio of Expenses to Average Net Assets	1.30%	*	1.30%	1.30%	1.30%	1.30%	1.30%

Ratio of Net Investment Income to Average Net Assets	2.47%	*	4.02%	2.77%	1.98%	3.09%	1.95%

Portfolio Turnover Rate	8.97%	^	38.69%	61.73%	33.83%	46.42%	246.45%

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$16.56		$13.00	$19.53	$21.28	$20.06	$20.79

Income from Investment Operations

Net investment income	0.03		0.06	0.04	0.02	0.11	0.08
Net realized and unrealized gain (loss)	(0.78)		3.56	(6.35)	0.64	3.46	1.17

Total Income (Loss) From Investment Operations	(0.75)		3.62	(6.31)	0.66	3.57	1.25

Less Distributions

Net investment loss	(0.03)		(0.06)	(0.04)	(0.02)	(0.11)	(0.08)
From net realized gains				(0.18)	(2.39)	(2.24)	(1.90)

Total Distributions	(0.03)		(0.06)	(0.22)	(2.41)	(2.35)	(1.98)

Net Asset Value, End of Period	$15.78		$16.56	$13.00	$19.53	$21.28	$20.06

Total Return ±	(4.53%)	^	27.86%	(32.64%)	3.21%	18.02%	6.08%

Net Assets, End of Period ($000)	$162,586		$227,034	$204,086	$281,009	$265,030	$187,357

Ratio of Expenses to Average Net Assets:
- Before Reimbursement	1.12%	*	1.08%	1.09%	1.07%	1.09%	1.09%
- After Reimbursement §	1.09%	*	1.08%	1.08%	1.07%	1.09%	1.09%

Ratio of Net Investment Income to Average Net Assets:
- Before Reimbursement	0.32%	*	0.49%	0.31%	0.12%	0.59%	0.43%
- After Reimbursement §	0.35%	*	0.49%	0.31%	0.12%	0.59%	0.43%

Portfolio Turnover Rate	29.14%	^	58.45%	66.94%	57.99%	60.84%	62.49%

§	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SMALL-CAP VALUE PORTFOLIO

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009	Period Ended December 31, 2008 +
	UNAUDITED

Net Asset Value, Beginning of Period	$8.45		$7.06	$10.00

Income from Investment Operations

Net investment income	0.03		0.07	0.05
Net realized and unrealized gain (loss)	0.07		1.39	(2.94)

Total Income (Loss) From Investment Operations	0.10		1.46	(2.89)

Less Distributions

From net investment income	(0.02)		(0.07)	(0.05)

Net Asset Value, End of Period	$8.53		$8.45	$7.06

Total Return ±	1.18%	^	20.87%	(28.84%)	^

Net Assets, End of Period ($000)	$81,574		$141,031	$145,850

Ratio of Expenses to Average Net Assets	1.40%	*	1.40%	1.40%	*

Ratio of Net Investment Income to Average Net Assets	0.45%	*	1.25%	1.24%	*

Portfolio Turnover Rate	45.14%	^	95.25%	66.07%	^

+	The portfolio commenced operations on May 15, 2008.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$7.36		$4.44	$11.46	$13.02	$12.62	$13.99

Income from Investment Operations

Net investment income (loss)	(0.02)		0.01	0.12	0.07	0.03	0.08
Net realized and unrealized gain (loss)	(0.20)		2.92	(5.40)	(0.40)	1.53	(0.14)

Total Income (Loss) From Investment Operations	(0.22)		2.93	(5.28)	(0.33)	1.56	(0.06)

Less Distributions

Return of capital			(0.01)
From net investment income				(0.12)	(0.07)	(0.03)	(0.08)
From net realized gains				(1.62)	(1.16)	(1.13)	(1.23)

Total Distributions	0.00		(0.01)	(1.74)	(1.23)	(1.16)	(1.31)

Net Asset Value, End of Period	$7.14		$7.36	$4.44	$11.46	$13.02	$12.62

Total Return ±	(3.12%)	^	66.19%	(45.93%)	(2.49%)	12.56%	(0.49%)

Net Assets, End of Period ($000)	$40,833		$50,835	$122,631	$501,203	$585,917	$574,594

Ratio of Expenses to Average Net Assets:
- Before Reimbursement	1.38%	*	1.15%	1.08%	1.04%	1.04%	1.03%
- After Reimbursement §	1.19%	*	1.14%	1.07%	1.04%	1.04%	1.03%

Ratio of Net Investment Income (Loss) to Average Net Assets:
- Before Reimbursement	(0.72%)	*	(0.08%)	0.91%	0.55%	0.23%	0.56%
- After Reimbursement §	(0.53%)	*	(0.07%)	0.91%	0.55%	0.22%	0.56%

Portfolio Turnover Rate	19.42%	^	35.68%	22.93%	27.88%	24.13%	20.12%

§	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM INDEX 600 PORTFOLIO

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$7.32		$5.90	$9.65	$10.73	$10.29	$10.15

Income from Investment Operations

Net investment income	0.02		0.05	0.07	0.07	0.05	0.06
Net realized and unrealized gain (loss)	(0.10)		1.42	(3.08)	(0.16)	1.43	0.66

Total Income (Loss) From Investment Operations	(0.08)		1.47	(3.01)	(0.09)	1.48	0.72

Less Distributions

From net investment income	(0.02)		(0.05)	(0.07)	(0.07)	(0.05)	(0.06)
From net realized gains				(0.67)	(0.92)	(0.99)	(0.52)

Total Distributions	(0.02)		(0.05)	(0.74)	(0.99)	(1.04)	(0.58)

Net Asset Value, End of Period	$7.22		$7.32	$5.90	$9.65	$10.73	$10.29

Total Return ±	(1.12%)	^	24.95%	(31.35%)	(0.82%)	14.57%	7.06%

Net Assets, End of Period ($000)	$243,010		$207,863	$178,543	$262,817	$262,130	$221,263

Ratio of Expenses to Average Net Assets	0.60%	*	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to Average Net Assets	0.56%	*	0.82%	1.00%	0.76%	0.52%	0.60%

Portfolio Turnover Rate	8.76%	^	20.36%	27.83%	27.54%	28.14%	21.74%

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SMALL-CAP GROWTH PORTFOLIO

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$15.06		$11.40	$19.41	$17.29	$16.84	$16.10

Income from Investment Operations

Net investment income (loss)	(0.05)					0.02	(0.02)
Net realized and unrealized gain (loss)	(0.76)		3.66	(8.01)	2.12	0.43	0.76

Total Income (Loss) From Investment Operations	(0.81)		3.66	(8.01)	2.12	0.45	0.74

Net Asset Value, End of Period	$14.25		$15.06	$11.40	$19.41	$17.29	$16.84

Total Return ±	(5.38%)	^	32.11%	(41.27%)	12.26%	2.67%	4.60%

Net Assets, End of Period ($000)	$95,240		$93,533	$65,225	$113,839	$109,760	$91,028

Ratio of Expenses to Average Net Assets:
- Before Reimbursement	1.18%	*	1.18%	1.17%	1.12%	1.15%	1.11%
- After Reimbursement §	1.10%	*	1.10%	1.10%	1.10%	1.10%	1.08%

Ratio of Net Investment Loss to Average Net Assets:
- Before Reimbursement	(0.80%)	*	(0.78%)	(0.65%)	(0.48%)	(0.62%)	(0.69%)
- After Reimbursement §	(0.72%)	*	(0.70%)	(0.58%)	(0.46%)	(0.55%)	(0.66%)

Portfolio Turnover Rate	85.98%	^	126.03%	169.01%	134.85%	146.38%	228.65%

§	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM MIDCAP VALUE PORTFOLIO

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009	Period Ended December 31, 2008 +
	UNAUDITED

Net Asset Value, Beginning of Period	$8.05		$6.29	$10.00

Income from Investment Operations

Net investment income	0.04		0.07	0.06
Net realized and unrealized gain (loss)	(0.13)		1.76	(3.71)

Total Income (Loss) From Investment Operations	(0.09)		1.83	(3.65)

Less Distributions

From net investment income	(0.04)		(0.07)	(0.06)

Net Asset Value, End of Period	$7.92		$8.05	$6.29

Total Return ±	(1.18%)	^	29.27%	(36.50%)	^

Net Assets, End of Period ($000)	$153,503		$192,033	$172,664

Ratio of Expenses to Average Net Assets	1.25%	*	1.25%	1.25%	*

Ratio of Net Investment Income to Average Net Assets	0.86%	*	1.22%	1.50%	*

Portfolio Turnover Rate	24.16%	^	165.82%	100.57%	^

+	The portfolio commenced operations on May 15, 2008.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM ARIEL MIDCAP VALUE PORTFOLIO

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2010		2009		2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$1.03		$0.67		$22.50	$23.94	$22.58	$23.50

Income from Investment Operations

Net investment income				~	0.42	0.12	0.14	0.12
Net realized and unrealized gain (loss)	(0.09)		0.41		(8.68)	(0.40)	2.39	0.68

Total Income (Loss) From Investment Operations	(0.09)		0.41		(8.26)	(0.28)	2.53	0.80

Less Distributions

From net investment income				‡	(0.42)	(0.12)	(0.14)	(0.12)
From net realized gains			(0.05)		(13.15)	(1.04)	(1.03)	(1.60)

Total Distributions	0.00		(0.05)		(13.57)	(1.16)	(1.17)	(1.72)

Net Asset Value, End of Period	$0.94		$1.03		$0.67	$22.50	$23.94	$22.58

Total Return ±	(8.74%)	^	62.95%		(40.38%)	(1.22%)	11.33%	3.40%

Net Assets, End of Period ($000)	$40,687		$46,198		$30,626	$536,891	$509,932	$454,932

Ratio of Expenses to Average Net Assets:
- Before Reimbursement	1.34%	*	1.37%		1.05%	0.98%	0.99%	0.98%
- After Reimbursement §	1.10%	*	1.10%		1.01%	0.98%	0.99%	0.98%

Ratio of Net Investment Income (Loss) to Average Net Assets:
- Before Reimbursement	(0.37%)	*	(0.12%)		0.44%	0.50%	0.59%	0.51%
- After Reimbursement §	(0.13%)	*	0.15%		0.49%	0.50%	0.59%	0.51%

Portfolio Turnover Rate	12.35%	^	46.25%		23.50%	32.95%	30.45%	34.74%

~	Net investment income in 2009 was less than $0.01 per share.

‡	The distribution from net investment income in 2009 was less than $0.01 per share.

§	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$14.95		$10.32	$18.81	$17.96	$18.28	$17.00

Income from Investment Operations

Net investment income (loss)	(0.04)				0.01	0.03
Net realized and unrealized gain (loss)	(0.07)		4.63	(7.42)	2.99	1.19	2.39

Total Income (Loss) From Investment Operations	(0.11)		4.63	(7.42)	3.00	1.22	2.39

Less Distributions

From net investment income					(0.01)	(0.03)
From net realized gains				(1.07)	(2.14)	(1.51)	(1.11)

Total Distributions	0.00		0.00	(1.07)	(2.15)	(1.54)	(1.11)

Net Asset Value, End of Period	$14.84		$14.95	$10.32	$18.81	$17.96	$18.28

Total Return ±	(0.74%)	^	44.86%	(40.36%)	16.86%	6.75%	14.14%

Net Assets, End of Period ($000)	$430,593		$397,909	$298,032	$471,751	$435,877	$385,959

Ratio of Expenses to Average Net Assets:
- Before Reimbursement	1.06%	*	1.06%	1.06%	1.04%	1.06%	1.05%
- After Reimbursement §	1.05%	*	1.05%	1.05%	1.04%	1.05%	1.05%

Ratio of Net Investment Loss to Average Net Assets:
- Before Reimbursement	(0.57%)	*	(0.48%)	(0.47%)	(0.19%)	(0.02%)	(0.38%)
- After Reimbursement §	(0.56%)	*	(0.47%)	(0.46%)	(0.19%)	(0.01%)	(0.38%)

Portfolio Turnover Rate	38.59%	^	41.19%	41.09%	34.98%	42.08%	32.42%

§	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$12.95		$10.54	$18.86	$20.04	$17.85	$18.58

Income from Investment Operations

Net investment income	0.11		0.23	0.43	0.37	0.31	0.29
Net realized and unrealized gain (loss)	(0.86)		2.41	(7.07)	0.28	3.06	0.47

Total Income (Loss) From Investment Operations	(0.75)		2.64	(6.64)	0.65	3.37	0.76

Less Distributions

From net investment income	(0.10)		(0.23)	(0.43)	(0.37)	(0.31)	(0.29)
From net realized gains				(1.25)	(1.46)	(0.87)	(1.20)

Total Distributions	(0.10)		(0.23)	(1.68)	(1.83)	(1.18)	(1.49)

Net Asset Value, End of Period	$12.10		$12.95	$10.54	$18.86	$20.04	$17.85

Total Return ±	(5.73%)	^	25.20%	(36.18%)	3.24%	19.11%	4.13%

Net Assets, End of Period ($000)	$555,289		$591,747	$467,752	$1,038,454	$1,037,543	$825,385

Ratio of Expenses to Average Net Assets:
- Before Reimbursement	0.84%	*	0.84%	0.83%	0.82%	0.82%	0.82%
- After Reimbursement §	0.83%	*	0.84%	0.83%	0.82%	0.82%	0.82%

Ratio of Net Investment Income to Average Net Assets:
- Before Reimbursement	1.58%	*	2.10%	2.39%	1.79%	1.65%	1.60%
- After Reimbursement §	1.59%	*	2.11%	2.40%	1.79%	1.65%	1.60%

Portfolio Turnover Rate	10.31%	^	29.57%	31.39%	27.61%	23.38%	26.68%

§	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM STOCK INDEX PORTFOLIO

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$16.12		$12.93	$21.71	$22.49	$21.27	$22.10

Income from Investment Operations

Net investment income	0.11		0.24	0.31	0.31	0.30	0.28
Net realized and unrealized gain (loss)	(1.14)		3.19	(8.32)	0.84	2.79	0.83

Total Income (Loss) From Investment Operations	(1.03)		3.43	(8.01)	1.15	3.09	1.11

Less Distributions

From net investment income	(0.11)		(0.24)	(0.31)	(0.31)	(0.30)	(0.28)
From net realized gains				(0.46)	(1.62)	(1.57)	(1.66)

Total Distributions	(0.11)		(0.24)	(0.77)	(1.93)	(1.87)	(1.94)

Net Asset Value, End of Period	$14.98		$16.12	$12.93	$21.71	$22.49	$21.27

Total Return ±	(6.44%)	^	26.76%	(37.26%)	5.14%	14.69%	5.02%

Net Assets, End of Period ($000)	$256,856		$292,410	$255,348	$464,318	$502,295	$515,700

Ratio of Expenses to Average Net Assets	0.60%	*	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to Average Net Assets	1.31%	*	1.76%	1.69%	1.33%	1.31%	1.24%

Portfolio Turnover Rate	3.10%	^	12.93%	6.63%	7.70%	7.83%	8.19%

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM S&P 500® INDEX PORTFOLIO

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$10.13		$8.18	$13.57	$13.31	$11.99	$11.77

Income from Investment Operations

Net investment income	0.07		0.15	0.18	0.19	0.17	0.15
Net realized and unrealized gain (loss)	(0.77)		1.95	(5.19)	0.45	1.64	0.35

Total Income (Loss) From Investment Operations	(0.70)		2.10	(5.01)	0.64	1.81	0.50

Less Distributions

From net investment income	(0.07)		(0.15)	(0.18)	(0.19)	(0.17)	(0.15)
From net realized gains				(0.20)	(0.19)	(0.32)	(0.13)

Total Distributions	(0.07)		(0.15)	(0.38)	(0.38)	(0.49)	(0.28)

Net Asset Value, End of Period	$9.36		$10.13	$8.18	$13.57	$13.31	$11.99

Total Return ±	(6.97%)	^	25.86%	(37.50%)	4.83%	15.21%	4.27%

Net Assets, End of Period ($000)	$653,599		$756,638	$580,986	$839,896	$772,793	$695,210

Ratio of Expenses to Average Net Assets	0.60%	*	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to Average Net Assets	1.34%	*	1.76%	1.75%	1.39%	1.36%	1.28%

Portfolio Turnover Rate	3.24%	^	15.44%	10.49%	11.84%	10.72%	9.97%

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM JANUS LARGE CAP GROWTH PORTFOLIO

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008		2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$11.03		$7.65	$16.06		$12.71	$14.89	$13.79

Income from Investment Operations

Net investment income						0.02	0.02
Net realized and unrealized gain (loss)	(1.07)		3.59	(7.28)		3.89	0.30	2.64

Total Income (Loss) From Investment Operations	(1.07)		3.59	(7.28)		3.91	0.32	2.64

Less Distributions

From net investment income					‡	(0.02)	(0.02)
From net realized gains			(0.21)	(1.13)		(0.54)	(2.48)	(1.54)

Total Distributions	0.00		(0.21)	(1.13)		(0.56)	(2.50)	(1.54)

Net Asset Value, End of Period	$9.96		$11.03	$7.65		$16.06	$12.71	$14.89

Total Return ±	(9.70%)	^	46.98%	(45.11%)		31.02%	2.38%	19.15%

Net Assets, End of Period ($000)	$353,527		$342,938	$247,151		$384,185	$354,888	$332,969

Ratio of Expenses to Average Net Assets	1.05%	*	1.05%	1.05%		1.05%	1.05%	1.05%

Ratio of Net Investment Income (Loss) to Average Net Assets	(0.06%)	*	(0.25%)	(0.56%)		0.02%	0.12%	(0.24%)

Portfolio Turnover Rate	18.91%	^	33.48%	65.95%		33.36%	69.04%	48.27%

‡	The distribution from net investment income in 2008 was less than $0.01 per share.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM MFS INTERNATIONAL VALUE PORTFOLIO

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$7.35		$5.62	$13.44	$14.72	$12.84	$13.72

Income from Investment Operations

Net investment income	0.09		0.03	0.27	0.29	0.33	0.24
Net realized and unrealized gain (loss)	(0.75)		1.76	(7.39)	0.60	4.20	2.03

Total Income (Loss) From Investment Operations	(0.66)		1.79	(7.12)	0.89	4.53	2.27

Less Distributions

From net investment income			(0.06)	(0.17)	(0.23)	(0.43)	(0.27)
From net realized gains				(0.53)	(1.94)	(2.22)	(2.88)

Total Distributions	0.00		(0.06)	(0.70)	(2.17)	(2.65)	(3.15)

Net Asset Value, End of Period	$6.69		$7.35	$5.62	$13.44	$14.72	$12.84

Total Return ±	(8.98%)	^	31.67%	(53.75%)	6.26%	35.85%	16.72%

Net Assets, End of Period ($000)	$221,922		$248,028	$202,650	$349,470	$370,802	$333,940

Ratio of Expenses to Average Net Assets:
- Before Reimbursement	1.18%	*	1.18%	1.15%	1.12%	1.12%	1.10%
- After Reimbursement §	1.17%	*	1.18%	1.13%	1.11%	1.12%	1.10%

Ratio of Net Investment Income to Average Net Assets:
- Before Reimbursement	2.57%	*	2.16%	2.62%	1.88%	1.82%	1.23%
- After Reimbursement §	2.58%	*	2.17%	2.64%	1.88%	1.81%	1.23%

Portfolio Turnover Rate	18.34%	^	163.32%	46.93%	37.63%	36.08%	105.51%

§	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM INVESCO ADR PORTFOLIO

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$12.21		$9.52	$17.81	$19.67	$18.68	$17.21

Income from Investment Operations

Net investment income	0.14		0.23	0.33	0.39	0.41	0.27
Net realized and unrealized gain (loss)	(1.93)		2.69	(7.29)	1.04	3.99	1.67

Total Income (Loss) From Investment Operations	(1.79)		2.92	(6.96)	1.43	4.40	1.94

Less Distributions

From net investment income			(0.23)	(0.33)	(0.44)	(0.36)	(0.27)
From net realized gains				(1.00)	(2.85)	(3.05)	(0.20)

Total Distributions	0.00		(0.23)	(1.33)	(3.29)	(3.41)	(0.47)

Net Asset Value, End of Period	$10.42		$12.21	$9.52	$17.81	$19.67	$18.68

Total Return ±	(14.66%)	^	30.63%	(40.19%)	7.40%	23.89%	11.29%

Net Assets, End of Period ($000)	$221,877		$222,213	$171,979	$247,515	$276,084	$281,797

Ratio of Expenses to Average Net Assets:
- Before Reimbursement	1.16%	*	1.15%	1.14%	1.08%	1.08%	1.06%
- After Reimbursement §	1.16%	*	1.15%	1.13%	1.08%	1.08%	1.06%

Ratio of Net Investment Income to Average Net Assets:
- Before Reimbursement	2.60%	*	2.22%	2.70%	1.63%	1.99%	1.59%
- After Reimbursement §	2.60%	*	2.22%	2.71%	1.63%	1.99%	1.59%

Portfolio Turnover Rate	31.50%	^	49.94%	41.80%	32.02%	33.84%	35.83%

§	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM MFS INTERNATIONAL GROWTH PORTFOLIO

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Six Months Ended June 30, 2010		Year Ended December 31,
			2009		2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$10.10		$7.75		$12.92	$13.33	$14.16	$13.59

Income from Investment Operations

Net investment income	0.08		0.13		0.17	0.16	0.58	0.13
Net realized and unrealized gain (loss)	(1.24)		2.35		(4.71)	1.00	3.26	1.53

Total Income (Loss) From Investment Operations	(1.16)		2.48		(4.54)	1.16	3.84	1.66

Less Distributions

From net investment income			(0.13)		(0.16)	(0.14)	(0.56)	(0.15)
From net realized gains				‡	(0.47)	(1.43)	(4.11)	(0.94)

Total Distributions	0.00		(0.13)		(0.63)	(1.57)	(4.67)	(1.09)

Net Asset Value, End of Period	$8.94		$10.10		$7.75	$12.92	$13.33	$14.16

Total Return ±	(11.49%)	^	31.91%		(35.49%)	8.86%	27.69%	12.37%

Net Assets, End of Period ($000)	$192,607		$191,596		$149,317	$211,610	$215,666	$238,197

Ratio of Expenses to Average Net Assets	1.20%	*	1.20%		1.20%	1.20%	1.20%	1.20%

Ratio of Net Investment Income to Average Net Assets	1.80%	*	1.46%		1.63%	0.89%	2.62%	0.93%

Portfolio Turnover Rate	15.79%	^	25.59%		38.98%	37.04%	50.49%	49.11%

‡	The distribution from net realized gains in 2009 was less than $0.01 per share.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM CONSERVATIVE PROFILE I PORTFOLIO

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$9.39		$8.18	$10.11	$10.30	$10.20	$10.34

Income from Investment Operations

Net investment income	0.10		0.25	0.37	0.31	0.32	0.34
Capital gain distributions received			0.02	0.15	0.22	0.28	0.20

Total distributions received	0.10		0.27	0.52	0.53	0.60	0.54

Net realized and unrealized gain (loss) on investments	(0.09)		1.37	(1.88)	0.01	0.20	(0.11)

Total Income (Loss) From Investment Operations	0.01		1.64	(1.36)	0.54	0.80	0.43

Less Distributions

From net investment income	(0.10)		(0.26)	(0.36)	(0.31)	(0.33)	(0.34)
From net realized gains			(0.17)	(0.21)	(0.42)	(0.37)	(0.23)

Total Distributions	(0.10)		(0.43)	(0.57)	(0.73)	(0.70)	(0.57)

Net Asset Value, End of Period	$9.30		$9.39	$8.18	$10.11	$10.30	$10.20

Total Return ±	0.07%	^	20.39%	(13.77%)	5.56%	7.99%	4.20%

Net Assets, End of Period ($000)	$26,791		$52,967	$48,158	$49,412	$43,135	$37,776

Ratio of Expenses to Average Net Assets #	0.25%	*	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to Average Net Assets	1.86%	*	2.67%	4.03%	3.10%	3.18%	3.12%

Portfolio Turnover Rate	22.68%	^	32.88%	44.10%	21.14%	17.92%	45.14%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

#	Does not include expenses of the investment companies in which the portfolio invests.

*	Annualized

MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$9.15		$7.83	$10.25	$10.47	$10.44	$10.60

Income from Investment Operations

Net investment income	0.06		0.17	0.29	0.26	0.28	0.26
Capital gain distributions received			0.02	0.21	0.37	0.48	0.36

Total distributions received	0.06		0.19	0.50	0.63	0.76	0.62

Net realized and unrealized gain (loss) on investments	(0.20)		1.52	(2.30)	0.03	0.24	0.00

Total Income (Loss) From Investment Operations	(0.14)		1.71	(1.80)	0.66	1.00	0.62

Less Distributions

From net investment income	(0.06)		(0.18)	(0.28)	(0.26)	(0.28)	(0.26)
From net realized gains			(0.21)	(0.34)	(0.62)	(0.69)	(0.52)

Total Distributions	(0.06)		(0.39)	(0.62)	(0.88)	(0.97)	(0.78)

Net Asset Value, End of Period	$8.95		$9.15	$7.83	$10.25	$10.47	$10.44

Total Return ±	(1.48%)	^	22.09%	(18.11%)	6.41%	9.90%	5.94%

Net Assets, End of Period ($000)	$39,614		$70,893	$58,249	$68,748	$58,412	$48,826

Ratio of Expenses to Average Net Assets #	0.25%	*	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to Average Net Assets	1.25%	*	1.96%	3.07%	2.57%	2.70%	2.29%

Portfolio Turnover Rate	24.58%	^	30.62%	48.48%	20.09%	16.27%	56.53%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

#	Does not include expenses of the investment companies in which the portfolio invests.

*	Annualized

MAXIM MODERATE PROFILE I PORTFOLIO

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$9.17		$7.68	$10.88	$11.10	$10.94	$10.98

Income from Investment Operations

Net investment income	0.05		0.13	0.25	0.25	0.30	0.24
Capital gain distributions received			0.03	0.27	0.50	0.62	0.49

Total distributions received	0.05		0.16	0.52	0.75	0.92	0.73

Net realized and unrealized gain (loss) on investments	(0.32)		1.69	(2.96)	0.02	0.35	(0.04)

Total Income (Loss) From Investment Operations	(0.27)		1.85	(2.44)	0.77	1.27	0.69

Less Distributions

From net investment income	(0.05)		(0.14)	(0.25)	(0.24)	(0.30)	(0.24)
From net realized gains			(0.22)	(0.51)	(0.75)	(0.81)	(0.49)

Total Distributions	(0.05)		(0.36)	(0.76)	(0.99)	(1.11)	(0.73)

Net Asset Value, End of Period	$8.85		$9.17	$7.68	$10.88	$11.10	$10.94

Total Return ±	(2.98%)	^	24.43%	(23.29%)	7.13%	11.98%	6.29%

Net Assets, End of Period ($000)	$162,630		$294,910	$240,361	$308,070	$271,459	$220,912

Ratio of Expenses to Average Net Assets #	0.25%	*	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to Average Net Assets	0.89%	*	1.54%	2.63%	2.27%	2.76%	2.05%

Portfolio Turnover Rate	18.86%	^	25.72%	47.88%	14.43%	13.40%	36.53%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

#	Does not include expenses of the investment companies in which the portfolio invests.

*	Annualized

MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$8.85		$7.14	$11.13	$11.47	$11.46	$11.44

Income from Investment Operations

Net investment income	0.04		0.12	0.23	0.25	0.34	0.23
Capital gain distributions received			0.02	0.28	0.58	0.74	0.65

Total distributions received	0.04		0.14	0.51	0.83	1.08	0.88

Net realized and unrealized gain (loss) on investments	(0.40)		1.88	(3.74)	(0.03)	0.44	(0.01)

Total Income (Loss) From Investment Operations	(0.36)		2.02	(3.23)	0.80	1.52	0.87

Less Distributions

From net investment income	(0.04)		(0.13)	(0.23)	(0.24)	(0.34)	(0.23)
From net realized gains			(0.18)	(0.53)	(0.90)	(1.17)	(0.62)

Total Distributions	(0.04)		(0.31)	(0.76)	(1.14)	(1.51)	(0.85)

Net Asset Value, End of Period	$8.45		$8.85	$7.14	$11.13	$11.47	$11.46

Total Return ±	(4.09%)	^	28.58%	(30.24%)	7.25%	13.79%	7.65%

Net Assets, End of Period ($000)	$120,516		$275,109	$214,134	$297,817	$258,251	$199,388

Ratio of Expenses to Average Net Assets #	0.25%	*	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to Average Net Assets	0.70%	*	1.47%	2.48%	2.20%	3.03%	2.02%

Portfolio Turnover Rate	15.27%	^	23.89%	52.09%	19.00%	16.86%	36.90%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

#	Does not include expenses of the investment companies in which the portfolio invests.

*	Annualized

MAXIM AGGRESSIVE PROFILE I PORTFOLIO

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$8.18		$6.29	$11.48	$11.99	$11.77	$11.65

Income from Investment Operations

Net investment income	0.00		0.06	0.07	0.13	0.25	0.13
Capital gain distributions received			0.02	0.31	0.83	0.98	0.80

Total distributions received	0.00		0.08	0.38	0.96	1.23	0.93

Net realized and unrealized gain (loss) on investments	(0.56)		1.98	(4.74)	(0.14)	0.52	0.10

Total Income (Loss) From Investment Operations	(0.56)		2.06	(4.36)	0.82	1.75	1.03

Less Distributions

From net investment income		‡	(0.06)	(0.07)	(0.13)	(0.25)	(0.13)
From net realized gains			(0.11)	(0.76)	(1.20)	(1.28)	(0.78)

Total Distributions	0.00		(0.17)	(0.83)	(1.33)	(1.53)	(0.91)

Net Asset Value, End of Period	$7.62		$8.18	$6.29	$11.48	$11.99	$11.77

Total Return ±	(6.80%)	^	33.01%	(40.04%)	7.12%	15.54%	8.78%

Net Assets, End of Period ($000)	$56,068		$115,560	$84,904	$134,715	$116,965	$88,192

Ratio of Expenses to Average Net Assets #	0.25%	*	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to Average Net Assets	0.08%	*	0.68%	0.79%	1.18%	2.25%	1.08%

Portfolio Turnover Rate	17.41%	^	22.57%	54.34%	11.10%	13.65%	28.45%

‡	The distribution from net investment income in 2010 was less than $0.01 per share.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

#	Does not include expenses of the investment companies in which the portfolio invests.

*	Annualized

MAXIM CONSERVATIVE PROFILE II PORTFOLIO

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$8.56		$7.48	$9.29	$9.50	$9.46	$9.61

Income from Investment Operations

Net investment income	0.09		0.23	0.35	0.30	0.32	0.32
Capital gain distributions received			0.02	0.14	0.20	0.26	0.19

Total distributions received	0.09		0.25	0.49	0.50	0.58	0.51

Net realized and unrealized gain (loss) on investments	(0.07)		1.26	(1.73)	0.01	0.17	(0.10)

Total Income (Loss) From Investment Operations	0.02		1.51	(1.24)	0.51	0.75	0.41

Less Distributions

From net investment income	(0.09)		(0.24)	(0.34)	(0.30)	(0.32)	(0.32)
From net realized gains			(0.19)	(0.23)	(0.42)	(0.39)	(0.24)

Total Distributions	(0.09)		(0.43)	(0.57)	(0.72)	(0.71)	(0.56)

Net Asset Value, End of Period	$8.49		$8.56	$7.48	$9.29	$9.50	$9.46

Total Return ±	0.29%	^	20.51%	(13.67%)	5.69%	8.12%	4.32%

Net Assets, End of Period ($000)	$269,063		$254,750	$195,710	$234,332	$219,625	$216,132

Ratio of Expenses to Average Net Assets #	0.10%	*	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to Average Net Assets	2.22%	*	2.92%	4.05%	3.23%	3.25%	3.27%

Portfolio Turnover Rate	19.93%	^	31.67%	51.82%	27.31%	23.17%	43.41%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

#	Does not include expenses of the investment companies in which the portfolio invests.

*	Annualized

MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$8.98		$7.71	$10.14	$10.42	$9.90	$9.56

Income from Investment Operations

Net investment income	0.07		0.26	0.29	0.28	0.29	0.24
Capital gain distributions received			0.02	0.20	0.37	0.47	0.34

Total distributions received	0.07		0.28	0.49	0.65	0.76	0.58

Net realized and unrealized gain (loss) on investments	(0.20)		1.43	(2.27)	0.01	0.24	0.00

Total Income (Loss) From Investment Operations	(0.13)		1.71	(1.78)	0.66	1.00	0.58

Less Distributions

From net investment income	(0.07)		(0.27)	(0.28)	(0.28)	(0.29)	(0.24)
From net realized gains			(0.17)	(0.37)	(0.66)	(0.19)

Total Distributions	(0.07)		(0.44)	(0.65)	(0.94)	(0.48)	(0.24)

Net Asset Value, End of Period	$8.78		$8.98	$7.71	$10.14	$10.42	$9.90

Total Return ±	(1.34%)	^	22.30%	(18.16%)	6.60%	10.15%	6.05%

Net Assets, End of Period ($000)	$71,104		$38,516	$27,892	$28,303	$21,372	$19,722

Ratio of Expenses to Average Net Assets #	0.10%	*	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to Average Net Assets	1.74%	*	2.11%	3.53%	2.80%	2.75%	2.46%

Portfolio Turnover Rate	21.71%	^	59.19%	63.94%	61.31%	37.85%	60.44%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

#	Does not include expenses of the investment companies in which the portfolio invests.

*	Annualized

MAXIM MODERATE PROFILE II PORTFOLIO

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$7.21		$6.08	$8.72	$9.09	$9.17	$9.32

Income from Investment Operations

Net investment income	0.04		0.12	0.21	0.21	0.26	0.22
Capital gain distributions received			0.02	0.21	0.40	0.52	0.41

Total distributions received	0.04		0.14	0.42	0.61	0.78	0.63

Net realized and unrealized gain (loss) on investments	(0.26)		1.34	(2.36)	0.02	0.29	(0.04)

Total Income (Loss) From Investment Operations	(0.22)		1.48	(1.94)	0.63	1.07	0.59

Less Distributions

From net investment income	(0.04)		(0.12)	(0.21)	(0.21)	(0.26)	(0.22)
From net realized gains			(0.23)	(0.49)	(0.79)	(0.89)	(0.52)

Total Distributions	(0.04)		(0.35)	(0.70)	(1.00)	(1.15)	(0.74)

Net Asset Value, End of Period	$6.95		$7.21	$6.08	$8.72	$9.09	$9.17

Total Return ±	(3.01%)	^	24.67%	(23.14%)	7.22%	12.20%	6.38%

Net Assets, End of Period ($000)	$914,822		$857,765	$793,846	$1,118,812	$1,125,322	$1,021,073

Ratio of Expenses to Average Net Assets #	0.10%	*	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to Average Net Assets	1.20%	*	1.66%	2.73%	2.34%	2.78%	2.13%

Portfolio Turnover Rate	18.23%	^	25.46%	54.20%	23.43%	21.02%	36.96%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

#	Does not include expenses of the investment companies in which the portfolio invests.

*	Annualized

MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$8.41		$6.65	$10.47	$10.95	$10.12	$9.58

Income from Investment Operations

Net investment income	0.04		0.12	0.23	0.26	0.33	0.21
Capital gain distributions received			0.02	0.25	0.57	0.71	0.58

Total distributions received	0.04		0.14	0.48	0.83	1.04	0.79

Net realized and unrealized gain (loss) on investments	(0.39)		1.78	(3.51)	(0.04)	0.37	(0.04)

Total Income (Loss) From Investment Operations	(0.35)		1.92	(3.03)	0.79	1.41	0.75

Less Distributions

From net investment income	(0.04)		(0.13)	(0.22)	(0.26)	(0.33)	(0.21)
From net realized gains			(0.03)	(0.57)	(1.01)	(0.25)

Total Distributions	(0.04)		(0.16)	(0.79)	(1.27)	(0.58)	(0.21)

Net Asset Value, End of Period	$8.02		$8.41	$6.65	$10.47	$10.95	$10.12

Total Return ±	(4.13%)	^	28.93%	(30.25%)	7.44%	13.97%	7.83%

Net Assets, End of Period ($000)	$249,940		$114,380	$68,352	$95,203	$90,577	$81,369

Ratio of Expenses to Average Net Assets #	0.10%	*	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to Average Net Assets	1.18%	*	1.68%	2.78%	2.35%	3.01%	2.19%

Portfolio Turnover Rate	13.61%	^	35.81%	71.86%	41.74%	32.93%	38.44%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

#	Does not include expenses of the investment companies in which the portfolio invests.

*	Annualized

MAXIM AGGRESSIVE PROFILE II PORTFOLIO

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$6.03		$4.66	$8.67	$9.25	$9.44	$9.61

Income from Investment Operations

Net investment income	0.01		0.05	0.06	0.12	0.22	0.12
Capital gain distributions received			0.01	0.23	0.64	0.77	0.65

Total distributions received	0.01		0.06	0.29	0.76	0.99	0.77

Net realized and unrealized gain (loss) on investments	(0.41)		1.47	(3.53)	(0.10)	0.41	0.08

Total Income (Loss) From Investment Operations	(0.40)		1.53	(3.24)	0.66	1.40	0.85

Less Distributions

From net investment income	(0.01)		(0.05)	(0.06)	(0.12)	(0.22)	(0.12)
From net realized gains			(0.11)	(0.71)	(1.12)	(1.37)	(0.90)

Total Distributions	(0.01)		(0.16)	(0.77)	(1.24)	(1.59)	(1.02)

Net Asset Value, End of Period	$5.62		$6.03	$4.66	$8.67	$9.25	$9.44

Total Return ±	(6.65%)	^	33.02%	(39.90%)	7.35%	15.59%	8.97%

Net Assets, End of Period ($000)	$529,267		$539,215	$407,567	$754,558	$779,700	$719,786

Ratio of Expenses to Average Net Assets #	0.10%	*	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to Average Net Assets	0.29%	*	0.83%	0.90%	1.26%	2.22%	1.22%

Portfolio Turnover Rate	17.13%	^	22.88%	58.62%	17.27%	21.79%	22.08%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

#	Does not include expenses of the investment companies in which the portfolio invests.

*	Annualized

MAXIM LIFETIME 2015 PORTFOLIO I

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T				Class T1
	Six Months Ended June 30, 2010		Period from May 1, 2009 (inception) to December 31, 2009		Six Months Ended June 30, 2010		Period from May 1, 2009 (inception) to December 31, 2009
	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$11.64		$10.00		$11.64		$10.00

Income from Investment Operations

Net investment income	0.11		0.21		0.11		0.19
Capital gain distributions received			0.01				0.01

Total distributions received	0.11		0.22		0.11		0.20

Net realized and unrealized gain (loss) on investments	(0.17)		1.61		(0.16)		1.63

Total Income (loss) From Investment Operations	(0.06)		1.83		(0.05)		1.83

Less Distributions

From net investment income	(0.13)		(0.19)		(0.12)		(0.19)

Net Asset Value, End of Period	$11.45		$11.64		$11.47		$11.64

Total Return ±	(0.48%)	^	18.37%	^	(0.46%)	^ #	18.37%	^ #

Net Assets, End of Period ($000)	$6,478		$3,625		$33,099		$10,546

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12	% *	0.12	% *	0.22	% *	0.22	% *
- After Reimbursement	N/A		N/A		0.22	% * §	0.21	% * §

Ratio of Net Investment Income to Average Net Assets
- Before Reimbursement	2.51	% *	7.65	% *	2.94	% *	8.02	% *
- After Reimbursement	N/A		N/A		2.94	% * §	8.03	% * §

Portfolio Turnover Rate ~	17.88%	^	18.01%	^	17.88%	^	18.01%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

MAXIM LIFETIME 2015 PORTFOLIO II

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T				Class T1
	Six Months Ended June 30, 2010		Period from May 1, 2009 (inception) to December 31, 2009		Six Months Ended June 30, 2010		Period from May 1, 2009 (inception) to December 31, 2009

	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$11.86		$10.00		$11.86		$10.00

Income from Investment Operations

Net investment income	0.09		0.18		0.08		0.19
Capital gain distributions received			0.01				0.01

Total distributions received	0.09		0.19		0.08		0.20

Net realized and unrealized gain (loss) on investments	(0.27)		1.85		(0.27)		1.84

Total Income (loss) From Investment Operations	(0.18)		2.04		(0.19)		2.04

Less Distributions

From net investment income	(0.10)		(0.18)		(0.10)		(0.18)

Net Asset Value, End of Period	$11.58		$11.86		$11.57		$11.86

Total Return ±	(1.51	%) ^	20.48	% ^	(1.58	%) ^#	20.53	% ^#

Net Assets, End of Period ($000)	$10,334		$3,353		$90,565		$19,018

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12	% *	0.12	% *	0.22	% *	0.22	% *
- After Reimbursement	N/A		N/A		0.22	% *§	0.22	% *§

Ratio of Net Investment Income to Average Net Assets
- Before Reimbursement	2.67	% *	7.61	% *	2.46	% *	7.17	% *
- After Reimbursement	N/A		N/A		2.46	% *§	7.17	% *§

Portfolio Turnover Rate ~	17.69	% ^	104.47	% ^	17.69	% ^	104.47	% ^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

MAXIM LIFETIME 2015 PORTFOLIO III

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T				Class T1
	Six Months Ended June 30, 2010		Period from May 1, 2009 (inception) to December 31, 2009		Six Months Ended June 30, 2010		Period from May 1, 2009 (inception) to December 31, 2009

	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$12.13		$10.00		$12.13		$10.00

Income from Investment Operations

Net investment income	0.05		0.20		0.10		0.17
Capital gain distributions received			0.01				0.01

Total distributions received	0.05		0.21		0.10		0.18

Net realized and unrealized gain (loss) on investments	(0.41)		2.09		(0.45)		2.12

Total Income (loss) From Investment Operations	(0.36)		2.30		(0.35)		2.30

Less Distributions

From net investment income	(0.08)		(0.17)		(0.10)		(0.17)

Net Asset Value, End of Period	$11.69		$12.13		$11.68		$12.13

Total Return ±	(2.94%)	^	23.07%	^	(2.92%)	^ #	23.07%	^ #

Net Assets, End of Period ($000)	$115		$20		$1,691		$1,535

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%	*
- After Reimbursement	N/A		N/A		0.22%	* §	0.21%	* §

Ratio of Net Investment Income to Average Net Assets
- Before Reimbursement	2.61%	*	3.14%	*	1.50%	*	5.57%	*
- After Reimbursement	N/A		N/A		1.50%	* §	5.58%	* §

Portfolio Turnover Rate ~	10.56%	^	64.50%	^	10.56%	^	64.50%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

MAXIM LIFETIME 2025 PORTFOLIO I

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T				Class T1
	Six Months Ended June 30, 2010		Period from May 1, 2009 (inception) to December 31, 2009		Six Months Ended June 30, 2010		Period from May 1, 2009 (inception) to December 31, 2009

	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$12.03		$10.00		$12.03		$10.00

Income from Investment Operations

Net investment income	0.09		0.19		0.08		0.17
Capital gain distributions received			0.01				0.01

Total distributions received	0.09		0.20		0.08		0.18

Net realized and unrealized gain (loss) on investments	(0.35)		2.00		(0.36)		2.02

Total Income (loss) From Investment Operations	(0.26)		2.20		(0.28)		2.20

Less Distributions

From net investment income	(0.11)		(0.17)		(0.09)		(0.17)

Net Asset Value, End of Period	$11.66		$12.03		$11.66		$12.03

Total Return ±	(2.17%)	^	22.15%	^	(2.29%) ^#		22.15%	^#

Net Assets, End of Period ($000)	$10,770		$5,517		$33,921		$10,814

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12	% *	0.12	% *	0.22	% *	0.22	% *
- After Reimbursement	N/A		N/A		0.22	% *§	0.22	% *§

Ratio of Net Investment Income to Average Net Assets
- Before Reimbursement	2.01	% *	5.49	% *	2.39	% *	6.37	% *
- After Reimbursement	N/A		N/A		2.39	% *§	6.37	% *§

Portfolio Turnover Rate ~	10.95%	^	24.28%	^	10.95	% ^	24.28%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

MAXIM LIFETIME 2025 PORTFOLIO II

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T				Class T1
	Six Months Ended June 30, 2010		Period from May 1, 2009 (inception) to December 31, 2009		Six Months Ended June 30, 2010		Period from May 1, 2009 (inception) to December 31, 2009

	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$12.35		$10.00		$12.34		$10.00

Income from Investment Operations

Net investment income	0.08		0.16		0.06		0.15
Capital gain distributions received			0.01				0.01

Total distributions received	0.08		0.17		0.06		0.16

Net realized and unrealized gain (loss) on investments	(0.56)		2.33		(0.53)		2.33

Total Income (loss) From Investment Operations	(0.48)		2.50		(0.47)		2.49

Less Distributions

From net investment income	(0.08)		(0.15)		(0.07)		(0.15)

Net Asset Value, End of Period	$11.79		$12.35		$11.80		$12.34

Total Return ±	(3.89%)	^	25.14%	^	(3.80%)	^ #	25.04%	^ #

Net Assets, End of Period ($000)	$26,397		$20,100		$103,282		$26,103

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%	*
- After Reimbursement	N/A		N/A		0.22%	* §	0.22%	* §

Ratio of Net Investment Income to Average Net Assets
- Before Reimbursement	1.43%	*	12.62%	*	1.70%	*	6.02%	*
- After Reimbursement	N/A		N/A		1.70%	* §	6.02%	* §

Portfolio Turnover Rate ~	10.27%	^	14.49%	^	10.27%	^	14.49%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

MAXIM LIFETIME 2025 PORTFOLIO III

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T				Class T1
	Six Months Ended June 30, 2010		Period from May 1, 2009 (inception) to December 31, 2009		Six Months Ended June 30, 2010		Period from May 1, 2009 (inception) to December 31, 2009

	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$12.61		$10.00		$12.61		$10.00

Income from Investment Operations

Net investment income	0.05		0.15		0.05		0.14
Capital gain distributions received			0.01				0.01

Total distributions received	0.05		0.16		0.05		0.15

Net realized and unrealized gain (loss) on investments	(0.70)		2.59		(0.70)		2.60

Total Income (loss) From Investment Operations	(0.65)		2.75		(0.65)		2.75

Less Distributions

From net investment income	(0.06)		(0.14)		(0.06)		(0.14)

Net Asset Value, End of Period	$11.90		$12.61		$11.90		$12.61

Total Return ±	(5.18%)	^	27.63%	^	(5.17%)	^#	27.63%	^#

Net Assets, End of Period ($000)	$403		$166		$1,825		$2,016

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12	% *	0.12	% *	0.22	% *	0.22	% *
- After Reimbursement	N/A		N/A		0.22	% *§	0.21	% *§

Ratio of Net Investment Income to Average Net Assets
- Before Reimbursement	1.18	% *	5.71	% *	0.77	% *	4.85	% *
- After Reimbursement	N/A		N/A		0.77	% *§	4.86	% *§

Portfolio Turnover Rate ~	39.22	% ^	107.97	% ^	39.22	% ^	107.97	% ^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

MAXIM LIFETIME 2035 PORTFOLIO I

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T				Class T1
	Six Months Ended June 30, 2010		Period from May 1, 2009 (inception) to December 31, 2009		Six Months Ended June 30, 2010		Period from May 1, 2009 (inception) to December 31, 2009
	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$12.49		$10.00		$12.48		$10.00

Income from Investment Operations

Net investment income	0.06		0.17		0.05		0.15
Capital gain distributions received			0.01				0.01

Total distributions received	0.06		0.18		0.05		0.16

Net realized and unrealized gain (loss) on investments	(0.61)		2.46		(0.61)		2.47

Total Income (loss) From Investment Operations	(0.55)		2.64		(0.56)		2.63

Less Distributions

From net investment income	(0.07)		(0.15)		(0.06)		(0.15)

Net Asset Value, End of Period	$11.87		$12.49		$11.86		$12.48

Total Return ±	(4.38%)	^	26.50%	^	(4.46%)	^ #	26.40%	^ #

Net Assets, End of Period ($000)	$5,034		$2,319		$23,371		$7,346

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%	*
- After Reimbursement	N/A		N/A		0.22%	* §	0.22%	* §

Ratio of Net Investment Income to Average Net Assets
- Before Reimbursement	1.28%	*	6.44%	*	1.48%	*	5.77%	*
- After Reimbursement	N/A		N/A		1.48%	* §	5.77%	* §

Portfolio Turnover Rate ~	12.18%	^	8.97%	^	12.18%	^	8.97%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

MAXIM LIFETIME 2035 PORTFOLIO II

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T				Class T1
	Six Months Ended June 30, 2010		Period from May 1, 2009 (inception) to December 31, 2009		Six Months Ended June 30, 2010		Period from May 1, 2009 (inception) to December 31, 2009
	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$12.72		$10.00		$12.72		$10.00

Income from Investment Operations

Net investment income	0.04		0.10		0.03		0.10
Capital gain distributions received			0.01				0.01

Total distributions received	0.04		0.11		0.03		0.11

Net realized and unrealized gain (loss) on investments	(0.75)		2.71		(0.76)		2.71

Total Income (loss) From Investment Operations	(0.71)		2.82		(0.73)		2.82

Less Distributions

From net investment income	(0.05)		(0.10)		(0.04)		(0.10)

Net Asset Value, End of Period	$11.96		$12.72		$11.95		$12.72

Total Return ±	(5.60%)	^	28.19%	^	(5.72%)	^ #	28.19%	^ #

Net Assets, End of Period ($000)	$11,287		$8,028		$73,073		$21,191

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%	*
- After Reimbursement	N/A		N/A		0.22%	* §	0.22%	* §

Ratio of Net Investment Income to Average Net Assets
- Before Reimbursement	0.84%	*	11.71%	*	0.92%	*	5.20%	*
- After Reimbursement	N/A		N/A		0.92%	* §	5.20%	* §

Portfolio Turnover Rate ~	8.46%	^	12.83%	^	8.46%	^	12.83%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

MAXIM LIFETIME 2035 PORTFOLIO III

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T				Class T1
	Six Months Ended June 30, 2010		Period from May 1, 2009 (inception) to December 31, 2009		Six Months Ended June 30, 2010		Period from May 1, 2009 (inception) to December 31, 2009
	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$12.84		$10.00		$12.84		$10.00

Income from Investment Operations

Net investment income	0.02		0.14		0.02		0.13
Capital gain distributions received			0.01				0.01

Total distributions received	0.02		0.15		0.02		0.14

Net realized and unrealized gain (loss) on investments	(0.82)		2.82		(0.83)		2.83

Total Income (loss) From Investment Operations	(0.80)		2.97		(0.81)		2.97

Less Distributions

From net investment income	(0.03)		(0.13)		(0.03)		(0.13)

Net Asset Value, End of Period	$12.01		$12.84		$12.00		$12.84

Total Return ±	(6.19%)	^	29.81%	^	(6.28%)	^ #	29.81%	^ #

Net Assets, End of Period ($000)	$149		$30		$1,616		$1,202

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%	*
- After Reimbursement	N/A		N/A		0.22%	* §	0.21%	* §

Ratio of Net Investment Income to Average Net Assets
- Before Reimbursement	1.27%	*	2.43%	*	0.55%	*	5.78%	*
- After Reimbursement	N/A		N/A		0.55%	* §	5.78%	* §

Portfolio Turnover Rate ~	23.98%	^	26.97%	^	23.98%	^	26.97%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

MAXIM LIFETIME 2045 PORTFOLIO I

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T				Class T1
	Six Months Ended June 30, 2010		Period from May 1, 2009 (inception) to December 31, 2009		Six Months Ended June 30, 2010		Period from May 1, 2009 (inception) to December 31, 2009
	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$12.67		$10.00		$12.66		$10.00

Income from Investment Operations

Net investment income	0.05		0.14		0.03		0.15
Capital gain distributions received			0.01				0.01

Total distributions received	0.05		0.15		0.03		0.16

Net realized and unrealized gain (loss) on investments	(0.71)		2.66		(0.70)		2.64

Total Income (loss) From Investment Operations	(0.66)		2.81		(0.67)		2.80

Less Distributions

From net investment income	(0.06)		(0.14)		(0.05)		(0.14)

Net Asset Value, End of Period	$11.95		$12.67		$11.94		$12.66

Total Return ±	(5.23%)	^	28.18%	^	(5.30%)	^ #	28.07%	^ #

Net Assets, End of Period ($000)	$2,700		$1,881		$8,482		$2,605

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%	*
- After Reimbursement	N/A		N/A		0.22%	* §	0.21%	* §

Ratio of Net Investment Income to Average Net Assets
- Before Reimbursement	0.94%	*	8.89%	*	1.05%	*	5.51%	*
- After Reimbursement	N/A		N/A		1.05%	* §	5.51%	* §

Portfolio Turnover Rate ~	8.97%	^	24.95%	^	8.97%	^	24.95%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

MAXIM LIFETIME 2045 PORTFOLIO II

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T				Class T1
	Six Months Ended June 30, 2010		Period from May 1, 2009 (inception) to December 31, 2009		Six Months Ended June 30, 2010		Period from May 1, 2009 (inception) to December 31, 2009
	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$12.82		$10.00		$12.81		$10.00

Income from Investment Operations

Net investment income	0.03		0.13		0.02		0.13
Capital gain distributions received			0.01				0.01

Total distributions received	0.03		0.14		0.02		0.14

Net realized and unrealized gain (loss) on investments	(0.81)		2.81		(0.81)		2.80

Total Income (loss) From Investment Operations	(0.78)		2.95		(0.79)		2.94

Less Distributions

From net investment income	(0.04)		(0.13)		(0.03)		(0.13)

Net Asset Value, End of Period	$12.00		$12.82		$11.99		$12.81

Total Return ±	(6.08%)	^	29.61%	^	(6.13%)	^ #	29.51%	^ #

Net Assets, End of Period ($000)	$8,686		$7,238		$25,253		$6,272

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%	*
- After Reimbursement	N/A		N/A		0.22%	* §	0.21%	* §

Ratio of Net Investment Income to Average Net Assets
- Before Reimbursement	0.62%	*	14.17%	*	0.76%	*	6.14%	*
- After Reimbursement	N/A		N/A		0.76%	* §	6.14%	* §

Portfolio Turnover Rate ~	7.33%	^	22.29%	^	7.33%	^	22.29%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

MAXIM LIFETIME 2045 PORTFOLIO III

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T				Class T1
	Six Months Ended June 30, 2010		Period from May 1, 2009 (inception) to December 31, 2009		Six Months Ended June 30, 2010		Period from May 1, 2009 (inception) to December 31, 2009
	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$12.89		$10.00		$12.89		$10.00

Income from Investment Operations

Net investment income	0.02		0.13		0.02		0.13
Capital gain distributions received			0.01				0.01

Total distributions received	0.02		0.14		0.02		0.14

Net realized and unrealized gain (loss) on investments	(0.85)		2.88		(0.86)		2.88

Total Income (loss) From Investment Operations	(0.83)		3.02		(0.84)		3.02

Less Distributions

From net investment income	(0.03)		(0.13)		(0.03)		(0.13)

Net Asset Value, End of Period	$12.03		$12.89		$12.02		$12.89

Total Return ±	(6.43%)	^	30.28%	^	(6.53%)	^ #	30.28%	^ #

Net Assets, End of Period ($000)	$121		$26		$323		$229

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%	*
- After Reimbursement	N/A		N/A		0.22%	* §	0.19%	* §

Ratio of Net Investment Income to Average Net Assets
- Before Reimbursement	0.81%	*	2.38%	*	0.40%	*	4.64%	*
- After Reimbursement	N/A		N/A		0.40%	* §	4.66%	* §

Portfolio Turnover Rate ~	25.81%	^	15.17%	^	25.81%	^	15.17%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

MAXIM LIFETIME 2055 PORTFOLIO I

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T				Class T1
	Six Months Ended June 30, 2010		Period from May 1, 2009 (inception) to December 31, 2009		Six Months Ended June 30, 2010		Period from May 1, 2009 (inception) to December 31, 2009
	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$12.71		$10.00		$12.71		$10.00

Income from Investment Operations

Net investment income	0.04		0.16		0.06		0.12
Capital gain distributions received			0.01				0.01

Total distributions received	0.04		0.17		0.06		0.13

Net realized and unrealized gain (loss) on investments	(0.73)		2.67		(0.75)		2.71

Total Income (loss) From Investment Operations	(0.69)		2.84		(0.69)		2.84

Less Distributions

From net investment income	(0.05)		(0.13)		(0.05)		(0.13)

Net Asset Value, End of Period	$11.97		$12.71		$11.97		$12.71

Total Return ±	(5.41%)	^	28.44%	^	(5.46%)	^ #	28.44%	^ #

Net Assets, End of Period ($000)	$880		$762		$2,552		$1,113

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%	*
- After Reimbursement	N/A		N/A		0.22%	* §	0.21%	* §

Ratio of Net Investment Income to Average Net Assets
- Before Reimbursement	0.86%	*	3.91%	*	0.88%	*	9.09%	*
- After Reimbursement	N/A		N/A		0.88%	* §	9.11%	* §

Portfolio Turnover Rate ~	19.15%	^	20.38%	^	19.15%	^	20.38%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

MAXIM LIFETIME 2055 PORTFOLIO II

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T				Class T1
	Six Months Ended June 30, 2010		Period from May 1, 2009 (inception) to December 31, 2009		Six Months Ended June 30, 2010		Period from May 1, 2009 (inception) to December 31, 2009
	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$12.86		$10.00		$12.84		$10.00

Income from Investment Operations

Net investment income	0.03		0.13		0.02		0.13
Capital gain distributions received			0.01				0.01

Total distributions received	0.03		0.14		0.02		0.14

Net realized and unrealized gain (loss) on investments	(0.83)		2.85		(0.83)		2.83

Total Income (loss) From Investment Operations	(0.80)		2.99		(0.81)		2.97

Less Distributions

From net investment income	(0.04)		(0.13)		(0.03)		(0.13)

Net Asset Value, End of Period	$12.02		$12.86		$12.00		$12.84

Total Return ±	(6.25%)	^	30.01%	^	(6.31%)	^ #	29.81%	^ #

Net Assets, End of Period ($000)	$641		$167		$6,637		$1,320

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%	*
- After Reimbursement	N/A		N/A		0.22%	* §	0.21%	* §

Ratio of Net Investment Income to Average Net Assets
- Before Reimbursement	0.74%	*	5.27%	*	0.88%	*	6.36%	*
- After Reimbursement	N/A		N/A		0.88%	* §	6.36%	* §

Portfolio Turnover Rate ~	18.87%	^	6.32%	^	18.87%	^	6.32%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

MAXIM LIFETIME 2055 PORTFOLIO III

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T				Class T1
	Six Months Ended June 30, 2010		Period from May 1, 2009 (inception) to December 31, 2009		Six Months Ended June 30, 2010		Period from May 1, 2009 (inception) to December 31, 2009

	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$12.91		$10.00		$12.91		$10.00

Income from Investment Operations

Net investment income	0.02		0.14		0.02		0.14
Capital gain distributions received			0.01				0.01

Total distributions received	0.02		0.15		0.02		0.15

Net realized and unrealized gain (loss) on investments	(0.87)		2.90		(0.86)		2.90

Total Income (loss) From Investment Operations	(0.85)		3.05		(0.84)		3.05

Less Distributions

From net investment income	(0.03)		(0.14)		(0.03)		(0.14)

Net Asset Value, End of Period	$12.03		$12.91		$12.04		$12.91

Total Return ±	(6.56%)	^	30.55%	^	(6.52%)	^ #	30.55%	^ #

Net Assets, End of Period ($000)	$40		$31		$56		$28

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%	*
- After Reimbursement	N/A		N/A		0.18%	*§	0.13%	*§

Ratio of Net Investment Income to Average Net Assets
- Before Reimbursement	0.20%	*	2.76%	*	0.54%	*	2.29%	*
- After Reimbursement	N/A		N/A		0.58%	* §	2.37%	* §

Portfolio Turnover Rate ~	197.40%	^	7.23%	^	197.40%	^	7.23%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

MAXIM SECUREFOUNDATIONSM LIFETIME 2015 PORTFOLIO

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class G				Class G1
	Six Months Ended June 30, 2010		Period from November 13, 2009 (inception) to December 31, 2009		Six Months Ended June 30, 2010		Period from November 13, 2009 (inception) to December 31, 2009

	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$9.97		$10.00		$9.97		$10.00

Income from Investment Operations

Net investment income	0.08		0.11		0.04		0.11
Capital gain distributions received			0.02				0.02

Total distributions received	0.08		0.13		0.04		0.13

Net realized and unrealized loss on investments	(0.39)		(0.05)		(0.35)		(0.05)

Total Income (loss) From Investment Operations	(0.31)		0.08		(0.31)		0.08

Less Distributions

From net investment income	(0.10)		(0.11)		(0.06)		(0.11)

Total Distributions	(0.10)		(0.11)		(0.06)		(0.11)

Net Asset Value, End of Period	$9.56		$9.97		$9.60		$9.97

Total Return ±	(3.15%)	^	0.83%	^	(3.15%)	^ #	0.83%	^ #

Net Assets, End of Period ($000)	$13		$13		$6,993		$13

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%	*
- After Reimbursement	N/A		N/A		0.22%	* §	0.12%	* §

Ratio of Net Investment Income to Average Net Assets
- Before Reimbursement	1.74%	*	8.63%	*	9.50%	*	8.55%	*
- After Reimbursement	N/A		N/A		9.50%	* §	8.63%	* §

Portfolio Turnover Rate ~	25.16%	^	1.15%	^	25.16%	^	1.15%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized.

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

MAXIM SECUREFOUNDATIONSM LIFETIME 2025 PORTFOLIO

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class G				Class G1
	Six Months Ended June 30, 2010		Period from November 13, 2009 (inception) to December 31, 2009		Six Months Ended June 30, 2010		Period from November 13, 2009 (inception) to December 31, 2009
	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$9.99		$10.00		$9.99		$10.00

Income from Investment Operations

Net investment income	0.07		0.13		0.04		0.13
Capital gain distributions received			0.01				0.01

Total distributions received	0.07		0.14		0.04		0.14

Net realized and unrealized loss on investments	(0.57)		(0.02)		(0.53)		(0.02)

Total Income (loss) From Investment Operations	(0.50)		0.12		(0.49)		0.12

Less Distributions

From net investment income	(0.08)		(0.13)		(0.05)		(0.13)

Total Distributions	(0.08)		(0.13)		(0.05)		(0.13)

Net Asset Value, End of Period	$9.41		$9.99		$9.45		$9.99

Total Return ±	(5.01%)	^	1.15%	^	(4.91%)	^ #	1.15%	^ #

Net Assets, End of Period ($000)	$12		$13		$3,312		$13

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%	*
- After Reimbursement	N/A		N/A		0.22%	* §	0.12%	* §

Ratio of Net Investment Income to Average Net Assets
- Before Reimbursement	1.39%	*	9.52%	*	7.91%	*	9.43%	*
- After Reimbursement	N/A		N/A		7.91%	* §	9.52%	* §

Portfolio Turnover Rate ~	76.73%	^	1.26%	^	76.73%	^	1.26%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized.

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

MAXIM SECUREFOUNDATIONSM LIFETIME 2035 PORTFOLIO

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class G				Class G1
	Six Months Ended June 30, 2010		Period from November 13, 2009 (inception) to December 31, 2009		Six Months Ended June 30, 2010		Period from November 13, 2009 (inception) to December 31, 2009
	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$10.01		$10.00		$10.01		$10.00

Income from Investment Operations

Net investment income	0.04		0.14		0.03		0.14
Capital gain distributions received			0.01				0.01

Total distributions received	0.04		0.15		0.03		0.15

Net realized and unrealized loss on investments	(0.78)		0.00		(0.76)		0.00

Total Income (loss) From Investment Operations	(0.74)		0.15		(0.73)		0.15

Less Distributions

From net investment income	(0.05)		(0.14)		(0.04)		(0.14)

Total Distributions	(0.05)		(0.14)		(0.04)		(0.14)

Net Asset Value, End of Period	$9.22		$10.01		$9.24		$10.01

Total Return ±	(7.38%)	^	1.51%	^	(7.28%)	^ #	1.51%	^ #
Net Assets, End of Period ($000)	$12		$13		$2,998		$13

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%	*
- After Reimbursement	N/A		N/A		0.22%	* §	0.12%	* §

Ratio of Net Investment Income to Average Net Assets
- Before Reimbursement	0.95%	*	10.78%	*	7.96%	*	10.70%	*
- After Reimbursement	N/A		N/A		7.96%	* §	10.78%	* §

Portfolio Turnover Rate ~	23.29%	^	1.35%	^	23.29%	^	1.35%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized.

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

MAXIM SECUREFOUNDATIONSM LIFETIME 2045 PORTFOLIO

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class G				Class G1
	Six Months Ended June 30, 2010		Period from November 13, 2009 (inception) to December 31, 2009		Six Months Ended June 30, 2010		Period from November 13, 2009 (inception) to December 31, 2009
	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$10.01		$10.00		$10.01		$10.00

Income from Investment Operations
Net investment income	0.04		0.15		0.04		0.15

Total distributions received	0.04		0.15		0.04		0.15

Net realized and unrealized loss on investments	(0.85)		0.01		(0.84)		0.01

Total Income (loss) From Investment Operations	(0.81)		0.16		(0.80)		0.16

Less Distributions

From net investment income	(0.04)		(0.15)		(0.04)		(0.15)

Total Distributions	(0.04)		(0.15)		(0.04)		(0.15)

Net Asset Value, End of Period	$9.16		$10.01		$9.17		$10.01

Total Return ±	(8.06%)	^	1.60%	^	(8.04%)	^ #	1.60%	^ #

Net Assets, End of Period ($000)	$12		$13		$914		$13

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%	*
- After Reimbursement	N/A		N/A		0.22%	* §	0.12%	* §

Ratio of Net Investment Income to Average Net Assets
- Before Reimbursement	0.79%	*	11.44%	*	8.33%	*	11.35%	*
- After Reimbursement	N/A		N/A		8.33%	* §	11.44%	* §

Portfolio Turnover Rate ~	55.57%	^	1.42%	^	55.57%	^	1.42%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized.

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

MAXIM SECUREFOUNDATIONSM LIFETIME 2055 PORTFOLIO

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class G				Class G1
	Six Months Ended June 30, 2010		Period from November 13, 2009 (inception) to December 31, 2009		Six Months Ended June 30, 2010		Period from November 13, 2009 (inception) to December 31, 2009
	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$9.99		$10.00		$9.99		$10.00

Income from Investment Operations

Net investment income	0.04		0.16		0.03		0.16

Total distributions received	0.04		0.16		0.03		0.16

Net realized and unrealized loss on investments	(0.86)		(0.01)		(0.86)		(0.01)

Total Income (loss) From Investment Operations	(0.82)		0.15		(0.83)		0.15

Less Distributions

From net investment income	(0.04)		(0.16)		(0.03)		(0.16)

Total Distributions	(0.04)		(0.16)		(0.03)		(0.16)

Net Asset Value, End of Period	$9.13		$9.99		$9.13		$9.99

Total Return ±	(8.22%)	^	1.48%	^	(8.31%)	^ #	1.48%	^ #

Net Assets, End of Period ($000)	$16		$13		$72		$13

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%	*
- After Reimbursement	N/A		N/A		0.14%	* §	0.12%	* §

Ratio of Net Investment Income to Average Net Assets
- Before Reimbursement	0.95%	*	12.02%	*	2.76%	*	11.93%	*
- After Reimbursement	N/A		N/A		2.84%	* §	12.02%	* §

Portfolio Turnover Rate ~	17.74%	^	1.48%	^	17.74%	^	1.48%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized.

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

MAXIM SECUREFOUNDATIONSM BALANCED PORTFOLIO

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class G				Class G1
	Six Months Ended June 30, 2010		Period from November 13, 2009 (inception) to December 31, 2009		Six Months Ended June 30, 2010		Period from November 13, 2009 (inception) to December 31, 2009
	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$9.99		$10.00		$9.99		$10.00

Income from Investment Operations

Net investment income	0.09		0.12		0.04		0.12
Capital gain distributions received			0.02				0.02

Total distributions received	0.09		0.14		0.04		0.14

Net realized and unrealized loss on investments	(0.38)		(0.03)		(0.34)		(0.03)

Total Income (loss) From Investment Operations	(0.29)		0.11		(0.30)		0.11

Less Distributions

From net investment income	(0.11)		(0.12)		(0.06)		(0.12)

Total Distributions	(0.11)		(0.12)		(0.06)		(0.12)

Net Asset Value, End of Period	$9.59		$9.99		$9.63		$9.99

Total Return ±	(2.93%)	^	1.05%	^	(2.99%)	^ #	1.05%	^ #

Net Assets, End of Period ($000)	$13		$13		$1,044		$13

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.10%	*	0.10%	*	0.20%	*	0.20%	*
- After Reimbursement	N/A		N/A		0.20%	* §	0.10%	* §

Ratio of Net Investment Income to Average Net Assets
- Before Reimbursement	1.85%	*	8.73%	*	5.55%	*	8.64%	*
- After Reimbursement	N/A		N/A		5.55%	* §	8.73%	* §

Portfolio Turnover Rate ~	30.75%	^	1.15%	^	30.75%	^	1.15%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized.

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

ADDITIONAL INFORMATION

The SAI contains more details about the investment policies, practices and limitations of the Portfolios. A current SAI is on file with the SEC and is incorporated by reference into this Prospectus as a matter of law, which means it is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolios’ investments is available in the Annual and Semi-Annual Reports to shareholders for the Portfolios. In the Annual Reports, you will find audited financial statements and a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during its last fiscal year. Semi-Annual Reports for the Portfolios include unaudited financial statements.

For a free copy of the SAI, Annual, or Semi-Annual Reports; to request other information; or to ask questions about the Portfolios, call 1-866-831-7129. The Fund’s web site is www.maximfunds.com. The SAI, Annual, and Semi-Annual Reports are available on the web site.

The SAI and the Annual and Semi-Annual Reports are available on the EDGAR Database on the SEC’s Internet Web site (http://www.sec.gov). You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov. You can also review and copy information about the Portfolios, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-03364.

This Prospectus should be read

and retained for future reference.